                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-07342
                                  ---------------------------------------------

                         J.P. Morgan Institutional Funds
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

            522 Fifth Avenue,  New York,                       NY 10036
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  1-800-348-4782
                                                   ----------------------------

Date of fiscal year end:   December 31, 2003
                        --------------------------
Date of reporting period:  January 1, 2003 through June 30, 2003
                         ---------------------------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

        Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

[GRAPHIC]

JPMORGAN FUNDS


SEMI-ANNUAL REPORT JUNE 30 2003


U.S. EQUITY FUNDS

DIVERSIFIED FUND


[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

JPMorgan Fleming Asset Management is a premier global wealth manager that has been working with affluent investors for over a hundred years. We have a keen understanding of the unique needs of the affluent investor's financial needs. The legacy of our experience coupled with our GLOBAL INTELLECTUAL CAPITAL is the foundation from which our investment products have been built. Our investment professionals are based in 44 countries across the globe. This local insight provides us with a global view of every investment decision we make which we believe is crucial in light of the ever-increasing rise of globalization in our market place. JPMorgan Fleming Asset Management is dedicated to working as an EXPERIENCED PARTNER with your financial advisor to help provide you with the WEALTH SOLUTIONS your portfolio needs.

CONTENTS

President's Letter                                  1

JPMorgan Diversified Fund
 Fund Commentary                                    2

Portfolio of Investments                            5

Financial Statements                               24

Notes to Financial Statements                      29

Financial Highlights                               42

HIGHLIGHTS

- Quicker than expected war sparks relief rally

- Liquidity and positive Q1 earnings support investor sentiment

- Economic data remains mixed

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objective, strategies and risks. Call JPMorgan Funds Service Center at (800) 348-4782 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

JPMorgan Diversified Fund

PRESIDENT'S LETTER   AUGUST 4, 2003

DEAR SHAREHOLDER:
We are pleased to present this semi-annual report for the JPMorgan Diversified Fund for the six months ended June 30, 2003.

THE "BAGHDAD BOUNCE" TRIGGERS A LIQUIDITY DRIVEN RALLY
Despite the uncertainty of the first few months of 2003, equity markets found direction once it became clear that allied troops would cross the border into Iraq in mid-March. Prior to that, wrangling in the United Nations regarding the legitimacy of war dogged market sentiment. However, the combination of action, followed by a quicker than expected war, led to a relief-rally -- the "Baghdad Bounce".

This then acquired momentum thanks to utterances by the Fed confirming its determination to avoid deflation and to nurture growth, a weaker dollar, and Congress's approval of a $350 billion package of tax cuts by the Bush administration in an attempt to boost consumer demand. The combination of liquidity and the lack of any major negative earnings surprises supported investor sentiment. By June 30th, the S&P 500 Index of blue chip U.S. stocks had risen 11.76% year to date, while the S&P Small Cap 600 Index of small company stocks was up 12.92%.

While stock market sentiment improved, economic data was mixed with the labor market sluggish, but deteriorating less rapidly, and core CPI -- the benchmark measure of inflation -- falling to its lowest level in 40 years, +1.5%. However, there was some positive leading indicator data towards the end of the period, prompting the Fed to comment in its Beige Book that: "the unwinding of war-related concerns appears to have provided some lift to business and consumer confidence, but most reports suggested that the effect had not been dramatic".

OUTLOOK
From an economic perspective, we expect the accomodative fiscal and monetary policies, combined with a weak dollar, to start delivering growth later this year and in 2004. This should provide further support to equities through improved earnings, while undermining bonds. The extent to which improving earnings will be reflected in stock prices is open to question, however, as price/earning valuation multiples are still not cheap relative to history. In the meantime, equities may be stuck in a trading range due to profit taking and concern about the recovery.

We would like to thank you for your investment. Should you have any questions, please feel free to contact the JPMorgan Funds Service Center at 1-800-348-4782.

Sincerely yours,

/s/ George C.W. Gatch

George C.W. Gatch
President
JPMorgan Funds

[SIDENOTE]

[PHOTO]

From an economic perspective, we expect the accomodative fiscal and monetary policies, combined with a weak dollar, to start delivering growth later this year and in 2004.

JPMorgan Diversified Fund

AS OF JUNE 30, 2003                                                  (Unaudited)

FUND FACTS

Fund Inception                         9/10/1993
Fiscal Year End                      DECEMBER 31
Net Assets as of 6/30/2003
 (In Millions)                           $ 589.7
Primary Benchmark                    DIVERSIFIED
                                       BENCHMARK

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Diversified Fund, which seeks to provide a high total return from a diversified portfolio of stocks and bonds, returned 8.80% (Institutional shares) during the six months ended June 30, 2003. This compares to a return of 9.05% for the Fund's benchmark, the Diversified Benchmark, which is comprised of the S&P 500 Index (52%), Russell 2000 Index (3%), MSCI EAFE Index (10%), and the Citigroup BIG Bond Index (35%).

Q: WHY DID THE FUND PERFORM THIS WAY?

A: Security selection contributed positively to performance, while asset allocation did not. Security selection within the large cap equity portion, in particular, drove the fund's performance. Strong stock selection within the pharmaceuticals, health services & systems and finance sectors contributed the most to performance, while positions in the systems hardware and energy sectors were the primary detractors. On a stock specific level, overweight positions in Countrywide Financial, Capital One Financial and PG&E Corp. aided performance, while an underweight position in Hewlett Packard and an overweight position in Freddie Mac detracted from it.

   In fixed income, security selection and our cross sector allocation decisions contributed positively to performance over the last six months. Our mortgage position, along with our high-yield and emerging markets debt allocation, were positive contributors. The contribution from duration positioning was roughly flat, year-to-date, while our international non-dollar position detracted from results. Also detracting from performance was our overweight position, relative to the benchmark, in U.S. Treasury and U.S. Agency securities.

Q: HOW WAS THE FUND MANAGED?

A: The Fund seeks to provide a high total return from a diversified portfolio of stocks and bonds. Assets are generally allocated among the various investment options to conform with the fund's model allocation of 52% large cap equity, 3% small cap equity, 10% international equity, and 35% fixed income. We base the actual allocation amongst these asset classes on the relative attractiveness of each asset class.

   Overall, our stock versus bond positioning year-to-date through June favored stocks. Within equities during this time, our models suggested that we be overweight small caps, which tend to outperform during an economic recovery. In addition, attractive valuations led us to overweight international equities over the past six months. Our quantitative model is still favoring U.S. small caps against U.S. large caps, based on the point we are now at in the business cycle and on various risk factors. Toward the end of the second quarter, we decided to reduce our stock vs. bond overweight to neutral, based on such concerns as the Fed cutting interest rates by a modest 25 basis points (bps), when the market was expecting a 50 bps cut. We viewed this move by the Fed as particularly puzzling because of its rhetoric earlier in June on the need to tackle the threat of deflation.

                                                 SEMI-ANNUAL REPORT JUNE 30 2003

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Options                                      0.1%
REITs                                        0.3%
Utilities                                    1.9%
Health Services & Systems                    2.4%
Telecommunications                           2.9%
Energy                                       3.7%
Pharmaceuticals                              6.6%
Industrial Products & Services               8.1%
Technology                                   9.4%
Short-Term Investments                      10.8%
Finance & Insurance                         12.1%
Consumer Goods & Services                   13.4%
Fixed Income                                28.3%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. Microsoft Corp.                      1.7%
 2. Citigroup, Inc.                      1.7%
 3. General Electric Co.                 1.5%
 4. Pfizer, Inc.                         1.4%
 5. Procter & Gamble Co.                 1.1%
 6. The Coca-Cola Co.                    1.1%
 7. Wal-Mart Stores, Inc.                1.0%
 8. Verizon Communications, Inc.         1.0%
 9. Exxon Mobil Corp.                    0.9%
10. Cisco Systems, Inc.                  0.9%

Top 10 equity holdings comprised 12.3% of the Portfolio's market value of investments ($79,582 in thousands). As of June 30, 2003, the Fund held 540 equity holdings. Portfolio holdings are subject to change at any time.

                                                                     (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

                                                                                                    SINCE
                                                                                                INCEPTION
                                                1 YEAR          3 YEARS          5 YEARS        (9/10/93)
                                  -----------------------------------------------------------------------
CLASS A SHARES
              Without Sales Charge                2.10%           (5.25%)           0.55%            7.13%
                With Sales Charge*               (3.80%)          (7.09%)          (0.63%)           6.49%
                                  -----------------------------------------------------------------------
CLASS B SHARES
                      Without CDSC                1.93%           (5.30%)           0.52%            7.11%
                       With CDSC**               (3.07%)          (6.09%)           0.21%            7.11%
                                  -----------------------------------------------------------------------
CLASS C SHARES
                      Without CDSC                1.91%           (5.31%)           0.51%            7.11%
                      With CDSC***                0.91%           (5.31%)           0.51%            7.11%
                                  -----------------------------------------------------------------------
INSTITUTIONAL SHARES                              2.45%           (4.93%)           0.88%            7.49%
                                  -----------------------------------------------------------------------
SELECT SHARES                                     2.22%           (5.21%)           0.57%            7.14%

  * Sales Charge for Class A Shares is 5.75%.
 ** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, 2% CDSC for the five year period and 0% for the period since inception.
*** Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

[CHART]

LIFE OF FUND PERFORMANCE (09/10/93 TO 06/30/03)

         JPMORGAN DIVERSIFIED FUND (INSTITUTIONAL SHARES)    DIVERSIFIED BENCHMARK    S&P 500 INDEX    LIPPER BALANCED FUNDS INDEX
Sep-93                                        $ 3,000,000              $ 3,000,000     $  3,000,000                    $ 3,000,000
Sep-93                                        $ 2,973,000              $ 3,000,000     $  3,000,000                    $ 3,000,000
Oct-93                                        $ 3,023,838              $ 3,047,100     $  3,062,100                    $ 3,030,900
Nov-93                                        $ 2,976,062              $ 2,993,471     $  3,033,010                    $ 2,982,406
Dec-93                                        $ 3,025,464              $ 3,042,863     $  3,069,709                    $ 3,032,510
Jan-94                                        $ 3,127,422              $ 3,139,626     $  3,174,080                    $ 3,111,962
Feb-94                                        $ 3,061,434              $ 3,075,892     $  3,088,062                    $ 3,050,967
Mar-94                                        $ 2,953,365              $ 2,961,469     $  2,953,423                    $ 2,940,217
Apr-94                                        $ 2,986,443              $ 2,986,641     $  2,991,226                    $ 2,946,686
May-94                                        $ 3,007,348              $ 3,009,340     $  3,040,282                    $ 2,969,375
Jun-94                                        $ 2,971,260              $ 2,969,917     $  2,965,796                    $ 2,917,708
Jul-94                                        $ 3,043,164              $ 3,044,759     $  3,063,074                    $ 2,983,648
Aug-94                                        $ 3,114,679              $ 3,123,010     $  3,188,660                    $ 3,058,239
Sep-94                                        $ 3,059,549              $ 3,057,426     $  3,110,537                    $ 3,003,191
Oct-94                                        $ 3,093,204              $ 3,101,759     $  3,180,525                    $ 3,012,501
Nov-94                                        $ 3,019,895              $ 3,021,424     $  3,064,753                    $ 2,942,310
Dec-94                                        $ 3,053,416              $ 3,057,076     $  3,110,112                    $ 2,970,556
Jan-95                                        $ 3,099,828              $ 3,107,518     $  3,190,664                    $ 3,007,391
Feb-95                                        $ 3,186,623              $ 3,198,879     $  3,315,100                    $ 3,094,906
Mar-95                                        $ 3,258,003              $ 3,275,972     $  3,412,895                    $ 3,149,686
Apr-95                                        $ 3,332,286              $ 3,356,233     $  3,513,575                    $ 3,208,900
May-95                                        $ 3,440,585              $ 3,470,345     $  3,654,118                    $ 3,311,585
Jun-95                                        $ 3,487,033              $ 3,519,971     $  3,738,894                    $ 3,370,200
Jul-95                                        $ 3,570,722              $ 3,606,211     $  3,863,025                    $ 3,441,311
Aug-95                                        $ 3,586,076              $ 3,613,784     $  3,872,683                    $ 3,468,153
Sep-95                                        $ 3,678,955              $ 3,713,885     $  4,036,110                    $ 3,551,042
Oct-95                                        $ 3,675,644              $ 3,709,429     $  4,021,580                    $ 3,542,164
Nov-95                                        $ 3,797,308              $ 3,829,243     $  4,198,127                    $ 3,652,326
Dec-95                                        $ 3,872,874              $ 3,904,679     $  4,279,151                    $ 3,709,667
Jan-96                                        $ 3,950,719              $ 3,984,725     $  4,424,642                    $ 3,776,812
Feb-96                                        $ 3,967,707              $ 3,985,124     $  4,465,792                    $ 3,778,701
Mar-96                                        $ 3,987,943              $ 4,005,846     $  4,508,663                    $ 3,793,060
Apr-96                                        $ 4,015,061              $ 4,044,303     $  4,574,941                    $ 3,818,094
May-96                                        $ 4,052,401              $ 4,095,261     $  4,692,974                    $ 3,857,038
Jun-96                                        $ 4,076,310              $ 4,119,013     $  4,710,807                    $ 3,869,767
Jul-96                                        $ 3,978,071              $ 4,005,329     $  4,502,590                    $ 3,770,314
Aug-96                                        $ 4,018,647              $ 4,054,995     $  4,597,594                    $ 3,829,885
Sep-96                                        $ 4,162,916              $ 4,213,950     $  4,856,439                    $ 3,971,973
Oct-96                                        $ 4,244,093              $ 4,301,179     $  4,990,477                    $ 4,056,179
Nov-96                                        $ 4,452,478              $ 4,517,529     $  5,367,757                    $ 4,245,197
Dec-96                                        $ 4,402,611              $ 4,454,735     $  5,261,475                    $ 4,194,255
Jan-97                                        $ 4,512,676              $ 4,592,386     $  5,590,317                    $ 4,323,857
Feb-97                                        $ 4,538,398              $ 4,617,185     $  5,633,922                    $ 4,339,855
Mar-97                                        $ 4,424,484              $ 4,497,138     $  5,402,368                    $ 4,213,566
Apr-97                                        $ 4,556,776              $ 4,662,183     $  5,724,889                    $ 4,340,394
May-97                                        $ 4,766,388              $ 4,871,049     $  6,073,535                    $ 4,518,350
Jun-97                                        $ 4,920,819              $ 5,038,126     $  6,345,629                    $ 4,667,908
Jul-97                                        $ 5,178,178              $ 5,309,681     $  6,850,741                    $ 4,933,978
Aug-97                                        $ 4,997,977              $ 5,103,134     $  6,467,100                    $ 4,777,571
Sep-97                                        $ 5,171,407              $ 5,314,404     $  6,821,497                    $ 4,968,196
Oct-97                                        $ 5,069,530              $ 5,200,676     $  6,593,659                    $ 4,877,775
Nov-97                                        $ 5,171,428              $ 5,328,092     $  6,898,945                    $ 4,967,526
Dec-97                                        $ 5,234,519              $ 5,402,153     $  7,017,607                    $ 5,046,013
Jan-98                                        $ 5,311,467              $ 5,479,944     $  7,095,502                    $ 5,081,840
Feb-98                                        $ 5,522,332              $ 5,731,473     $  7,607,088                    $ 5,283,589
Mar-98                                        $ 5,680,271              $ 5,916,600     $  7,996,571                    $ 5,445,267
Apr-98                                        $ 5,737,641              $ 5,963,933     $  8,077,336                    $ 5,483,383
May-98                                        $ 5,721,576              $ 5,918,010     $  7,938,406                    $ 5,428,001
Jun-98                                        $ 5,827,997              $ 6,064,777     $  8,260,705                    $ 5,527,876
Jul-98                                        $ 5,799,440              $ 6,027,176     $  8,173,142                    $ 5,463,200
Aug-98                                        $ 5,293,729              $ 5,496,784     $  6,991,306                    $ 4,992,272
Sep-98                                        $ 5,471,069              $ 5,721,603     $  7,439,448                    $ 5,207,939
Oct-98                                        $ 5,739,698              $ 6,021,415     $  8,044,275                    $ 5,402,716
Nov-98                                        $ 5,987,653              $ 6,262,873     $  8,531,758                    $ 5,600,455
Dec-98                                        $ 6,208,598              $ 6,493,973     $  9,023,188                    $ 5,807,112
Jan-99                                        $ 6,316,006              $ 6,652,426     $  9,400,357                    $ 5,900,025
Feb-99                                        $ 6,124,000              $ 6,472,145     $  9,108,006                    $ 5,758,425
Mar-99                                        $ 6,307,107              $ 6,650,129     $  9,472,326                    $ 5,900,658
Apr-99                                        $ 6,549,300              $ 6,836,333     $  9,838,905                    $ 6,094,200
May-99                                        $ 6,415,040              $ 6,698,239     $  9,606,707                    $ 6,000,349
Jun-99                                        $ 6,631,227              $ 6,918,611     $ 10,139,879                    $ 6,165,959
Jul-99                                        $ 6,545,684              $ 6,811,373     $  9,823,515                    $ 6,050,655
Aug-99                                        $ 6,522,774              $ 6,786,852     $  9,774,397                    $ 5,987,123
Sep-99                                        $ 6,468,635              $ 6,725,091     $  9,506,579                    $ 5,910,488
Oct-99                                        $ 6,672,397              $ 6,979,300     $ 10,108,345                    $ 6,081,892
Nov-99                                        $ 6,803,843              $ 7,089,573     $ 10,313,545                    $ 6,147,577
Dec-99                                        $ 7,093,006              $ 7,383,081     $ 10,921,013                    $ 6,329,545
Jan-00                                        $ 6,866,030              $ 7,132,056     $ 10,372,778                    $ 6,170,673
Feb-00                                        $ 6,951,169              $ 7,145,607     $ 10,176,732                    $ 6,155,864
Mar-00                                        $ 7,282,045              $ 7,555,051     $ 11,172,017                    $ 6,518,444
Apr-00                                        $ 7,035,912              $ 7,375,240     $ 10,835,739                    $ 6,399,157
May-00                                        $ 6,879,714              $ 7,263,137     $ 10,613,606                    $ 6,339,004
Jun-00                                        $ 7,088,170              $ 7,457,063     $ 10,874,701                    $ 6,440,429
Jul-00                                        $ 7,007,364              $ 7,381,746     $ 10,705,056                    $ 6,423,039
Aug-00                                        $ 7,273,644              $ 7,680,707     $ 11,369,840                    $ 6,709,507
Sep-00                                        $ 7,016,885              $ 7,444,141     $ 10,769,512                    $ 6,568,607
Oct-00                                        $ 6,988,115              $ 7,416,598     $ 10,724,280                    $ 6,562,696
Nov-00                                        $ 6,679,241              $ 7,104,359     $  9,879,207                    $ 6,324,470
Dec-00                                        $ 6,811,490              $ 7,213,056     $  9,927,615                    $ 6,481,949
Jan-01                                        $ 7,005,617              $ 7,398,431     $ 10,280,045                    $ 6,619,366
Feb-01                                        $ 6,612,602              $ 7,000,396     $  9,342,505                    $ 6,362,535
Mar-01                                        $ 6,338,840              $ 6,725,980     $  8,750,190                    $ 6,157,025
Apr-01                                        $ 6,648,810              $ 7,049,500     $  9,430,080                    $ 6,415,620
May-01                                        $ 6,703,995              $ 7,070,648     $  9,493,262                    $ 6,472,719
Jun-01                                        $ 6,614,161              $ 6,967,417     $  9,262,575                    $ 6,373,686
Jul-01                                        $ 6,584,397              $ 6,963,933     $  9,171,802                    $ 6,369,225
Aug-01                                        $ 6,373,697              $ 6,739,694     $  8,597,647                    $ 6,187,702
Sep-01                                        $ 5,982,989              $ 6,390,578     $  7,903,817                    $ 5,890,074
Oct-01                                        $ 6,128,376              $ 6,526,698     $  8,054,780                    $ 5,988,438
Nov-01                                        $ 6,393,734              $ 6,794,945     $  8,672,582                    $ 6,226,778
Dec-01                                        $ 6,434,654              $ 6,828,240     $  8,748,901                    $ 6,271,610
Jan-02                                        $ 6,332,987              $ 6,756,544     $  8,621,167                    $ 6,216,420
Feb-02                                        $ 6,277,257              $ 6,710,599     $  8,454,778                    $ 6,174,149
Mar-02                                        $ 6,430,422              $ 6,855,548     $  8,772,678                    $ 6,309,362
Apr-02                                        $ 6,256,800              $ 6,691,015     $  8,241,053                    $ 6,157,938
May-02                                        $ 6,241,158              $ 6,684,993     $  8,180,070                    $ 6,154,859
Jun-02                                        $ 5,944,703              $ 6,418,262     $  7,597,649                    $ 5,892,046
Jul-02                                        $ 5,620,717              $ 6,092,214     $  7,005,032                    $ 5,589,784
Aug-02                                        $ 5,682,545              $ 6,148,262     $  7,051,265                    $ 5,647,359
Sep-02                                        $ 5,293,290              $ 5,756,003     $  6,284,793                    $ 5,310,212
Oct-02                                        $ 5,552,132              $ 6,046,681     $  6,837,855                    $ 5,531,648
Nov-02                                        $ 5,774,773              $ 6,275,246     $  7,240,604                    $ 5,756,232
Dec-02                                        $ 5,598,065              $ 6,097,657     $  6,815,581                    $ 5,600,814
Jan-03                                        $ 5,488,903              $ 5,985,460     $  6,637,012                    $ 5,592,413
Feb-03                                        $ 5,447,187              $ 5,949,547     $  6,537,457                    $ 5,550,470
Mar-03                                        $ 5,458,626              $ 5,967,991     $  6,600,871                    $ 5,573,227
Apr-03                                        $ 5,782,323              $ 6,317,715     $  7,144,782                    $ 5,874,738
May-03                                        $ 6,043,683              $ 6,590,008     $  7,521,312                    $ 6,134,402
Jun-03                                        $ 6,088,540              $ 6,649,318     $  7,617,585                    $ 6,181,023

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 9/10/93.

Returns for the Institutional Shares prior to 9/10/01 (offering date of the Institutional Shares) are calculated using the historical expenses of the J.P. Morgan Institutional Diversified Fund, which are similar to the expenses of the Institutional Shares.

Returns for the Select Shares prior to 9/10/01 (offering date of the Select Shares) are calculated using the historical expenses of the J.P. Morgan Diversified Fund, which are similar to the expenses of the Select Shares. The returns presented prior to 12/15/93 are based on the historical expenses of the J.P. Morgan Institutional Diversified Fund, which are lower than the expenses of the Select Shares.

Returns for the Class A, B, and C Shares prior to 3/24/03 (offering date of the Class A, B, and C Shares) are calculated using the historical expenses of the Select Shares, which are lower than the expenses of the Class A, B, and C Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Shares of the JPMorgan Diversified Fund, Diversified Benchmark, S&P 500 Index, and Lipper Balanced Funds Index from September 10, 1993 to June 30, 2003. The performance of the Fund assumes reinvestment of all dividend and capital gains and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Diversified Benchmark comprises of 52% of the S&P 500 Index, 3% of the Russell 2000 Index, 35% of the Citigroup Broad Investment Grade Bond Index, and 10% of the MSCI EAFE Index. The S&P 500 Index is an unmanaged broad-based index that replicates the U.S. stock markets. The Lipper Balanced Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Shares have a $3,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMorgan Diversified Fund

PORTFOLIO OF INVESTMENTS                  AS OF JUNE 30, 2003
(Amounts in thousands)

SHARES    ISSUER                                                    VALUE
-------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 89.1%
-------------------------------------------------------------------------
          COMMON STOCKS -- 60.8%

          AEROSPACE -- 1.0%
     1    Goodrich Corp.                                         $     17
    20    Lockheed Martin Corp.                                       928
     1    Northrop Grumman Corp.                                       43
    44    Raytheon Co.                                              1,457
    20    The Boeing Co. (l)                                          673
     5    Triumph Group, Inc. *                                       137
    46    United Technologies Corp.                                 3,263
          ---------------------------------------------------------------
                                                                    6,518
          ---------------------------------------------------------------

          AGRICULTURAL PRODUCTION/SERVICES -- 0.2%
    20    Imperial Tobacco Group PLC
            (United Kingdom)                                          362
    55    Monsanto Co.                                              1,188
          ---------------------------------------------------------------
                                                                    1,550
          ---------------------------------------------------------------

          AIRLINES -- 0.0% ^
     4    Northwest Airlines Corp. * (l)                               40

          APPAREL -- 0.6%
     1    Columbia Sportswear Co. *                                    76
    49    Jones Apparel Group, Inc. *                               1,421
    44    Nike, Inc., Class B                                       2,373
     1    Quiksilver, Inc. *                                           19
          ---------------------------------------------------------------
                                                                    3,889
          ---------------------------------------------------------------

          AUTOMOTIVE -- 0.9%
     2    American Axle & Manufacturing
            Holdings, Inc. *                                           52
    12    Bayerische Motoren Werke AG (Germany)                       481
     5    DaimlerChrysler AG (Germany)                                164
     1    Dana Corp.                                                   14
    16    Ford Motor Co. (l)                                          174
     8    General Motors Corp.                                        298
    16    Harley-Davidson, Inc.                                       622
    31    Honda Motor Co., LTD (Japan)                              1,182
    18    Johnson Controls, Inc.                                    1,499
    13    Lear Corp. *                                                612
     5    Lithia Motors, Inc., Class A *                               87
     4    Navistar International Corp. *                              120
     2    Oshkosh Truck Corp.                                         111
     2    Superior Industries International, Inc.                      76
    38    TI Automotive LTD (United Kingdom),
            Class A (d) (f) *                                    $      0
    10    Wabash National Corp. *                                     139
          ---------------------------------------------------------------
                                                                    5,631
          ---------------------------------------------------------------

          BANKING -- 4.1%
     2    Allegiant Bancorp, Inc.                                      48
     1    Astoria Financial Corp.                                      39
    10    Bank of America Corp.                                       774
     3    Bank of Hawaii Corp.                                        109
     3    Banner Corp.                                                 58
    77    Barclays PLC (United Kingdom)                               570
    35    BNP Paribas (France)                                      1,767
     2    City National Corp.                                          97
    44    Commonwealth Bank of Australia (Australia)                  864
     2    Community Bank System, Inc.                                  60
     2    Cullen/Frost Bankers, Inc.                                   72
    75    DBS Group Holdings LTD (Singapore)                          439
     8    Deutsche Bank AG (Germany)                                  516
     4    Doral Financial Corp. (Puerto Rico)                         162
     1    First Niagara Financial Group, Inc.                          15
     1    First State Bancorporation                                   30
    17    GreenPoint Financial Corp.                                  886
    12    Hibernia Corp., Class A                                     218
   159    HSBC Holdings PLC (United Kingdom)                        1,879
     6    Irwin Financial Corp.                                       143
    36    Mellon Financial Corp.                                    1,003
     0^^  Mitsubishi Tokyo Financial Group, Inc. (Japan)              344
    12    National Commerce Financial Corp.                           275
    21    NetBank, Inc.                                               273
    19    North Fork Bancorporation, Inc.                             644
     4    R & G Financial Corp. (Puerto Rico), Class B                118
    15    Royal Bank of Scotland Group PLC
            (United Kingdom)                                          422
     1    Santander BanCorp (Puerto Rico)                              20
     2    Silicon Valley Bancshares *                                  52
    17    SouthTrust Corp.                                            452
     1    Southwest Bancorp of Texas, Inc. *                           44
     4    Sterling Bancshares, Inc.                                    55
    35    SunTrust Banks, Inc.                                      2,086
     1    Taylor Capital Group, Inc.                                   20
   203    U.S. Bancorp                                              4,974

SEE NOTES TO FINANCIAL STATEMENTS.

SHARES    ISSUER                                                    VALUE
-------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED
-------------------------------------------------------------------------
          BANKING -- CONTINUED
    28    UBS AG (Switzerland)                                   $  1,532
   319    UniCredito Italiano SPA (Italy)                           1,521
    83    Wachovia Corp.                                            3,317
     2    Waypoint Financial Corp.                                     30
     4    Wells Fargo & Co.                                           212
     5    West Coast Bancorp                                           86
     4    Westamerica Bancorporation                                  168
          ---------------------------------------------------------------
                                                                   26,394
          ---------------------------------------------------------------

          BIOTECHNOLOGY -- 0.7%
    49    Amgen, Inc. *                                             3,269
     1    Charles River Laboratories International, Inc. *             38
     1    Genentech, Inc. *                                            76
     6    Gilead Sciences, Inc. *                                     336
    23    Human Genome Sciences, Inc. *                               298
     1    Integra LifeSciences Holdings Corp. *                        18
    15    MedImmune, Inc. *                                           534
     3    Protein Design Labs, Inc. *                                  44
     3    Telik, Inc. *                                                54
          ---------------------------------------------------------------
                                                                    4,667
          ---------------------------------------------------------------

          BROADCASTING/CABLE -- 0.1%
    38    British Sky Broadcasting PLC
            (United Kingdom) *                                        425

          BUSINESS SERVICES -- 0.9%
    19    Accenture LTD (Bermuda), Class A *                          347
     6    Alliance Data Systems Corp. *                               141
    30    Cendant Corp. *                                             553
     6    Cintas Corp.                                                195
     3    Cognizant Technology Solutions Corp. *                       73
    19    Computer Sciences Corp. *                                   740
    12    Concord EFS, Inc. *                                         177
    76    First Data Corp.                                          3,146
     2    G&K Services, Inc., Class A                                  71
   157    Hays PLC (United Kingdom)                                   249
    13    Spherion Corp. *                                             92
          ---------------------------------------------------------------
                                                                    5,784
          ---------------------------------------------------------------

          CHEMICALS -- 0.8%
    23    Air Products & Chemicals, Inc.                         $    961
    11    Akzo Nobel NV (The Netherlands)                             302
     4    Cytec Industries, Inc. *                                    135
    28    Eastman Chemical Co.                                        899
     6    Lonza Group AG (Switzerland)                                283
     8    Millennium Chemicals, Inc.                                   74
   178    Mitsubishi Chemical Corp. (Japan)                           363
    20    Praxair, Inc.                                             1,221
    82    Reliance Industries LTD (India), GDR, #                   1,149
     6    Solutia, Inc.                                                14
     5    Symyx Technologies, Inc. *                                   77
          ---------------------------------------------------------------
                                                                    5,478
          ---------------------------------------------------------------

          COMPUTER NETWORKS -- 1.0%
     1    Black Box Corp.                                              40
   334    Cisco Systems, Inc. *                                     5,571
     5    Foundry Networks, Inc. *                                     69
    32    Juniper Networks, Inc. *                                    398
     8    McDATA Corp., Class A *                                     120
     3    Secure Computing Corp. *                                     28
          ---------------------------------------------------------------
                                                                    6,226
          ---------------------------------------------------------------

          COMPUTER SOFTWARE -- 2.2%
     3    Affiliated Computer Services, Inc., Class A *               119
     2    Ascential Software Corp. *                                   26
    11    Borland Software Corp. *                                    107
     1    Business Objects S.A. (France), ADR *                        31
     1    CACI International, Inc., Class A *                          38
     1    Cognos, Inc. (Canada) *                                      38
     7    CompuCom Systems, Inc. *                                     31
     2    Computer Programs & Systems, Inc. *                          44
     3    Documentum, Inc. *                                           54
    10    Electronic Arts, Inc. *                                     703
     1    Hyperion Solutions Corp. *                                   41
     5    Informatica Corp. *                                          31
     3    JDA Software Group, Inc. *                                   38
     6    Legato Systems, Inc. *                                       52
     1    Manhattan Associates, Inc. *                                 37
     3    ManTech International Corp., Class A *                       49
   436    Microsoft Corp.                                          11,163
     5    NetIQ Corp. *                                                75

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                 SEMI-ANNUAL REPORT JUNE 30 2003

SHARES    ISSUER                                                    VALUE
-------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED
-------------------------------------------------------------------------
          COMPUTER SOFTWARE -- CONTINUED
    38    Oracle Corp. *                                         $    454
     1    Progress Software Corp. *                                    27
     8    SAP AG (Germany), ADR *                                     221
     2    Serena Software, Inc. *                                      31
    81    Siebel Systems, Inc. *                                      775
     2    Take-Two Interactive Software, Inc. *                        54
     3    THQ, Inc. *                                                  58
    11    TIBCO Software, Inc. *                                       55
     7    Tier Technologies, Inc., Class B *                           50
     4    webMethods, Inc. *                                           32
          ---------------------------------------------------------------
                                                                   14,434
          ---------------------------------------------------------------

          COMPUTERS/COMPUTER HARDWARE -- 2.2%
   111    Dell Computer Corp. *                                     3,535
    87    EMC Corp. *                                                 907
   226    Fujitsu LTD (Japan)                                         926
    42    Hewlett-Packard Co.                                         901
     1    Hutchinson Technology, Inc. *                                39
     2    Imation Corp.                                                78
    62    International Business Machines Corp.                     5,113
     8    LogicaCMG PLC (United Kingdom)                               19
    33    Maxtor Corp. *                                              247
    20    NCR Corp. *                                                 512
    25    Seagate Technology (Cayman Islands) *                       440
   251    Sun Microsystems, Inc. *                                  1,153
     7    Synaptics, Inc. *                                            98
    14    Western Digital Corp. *                                     139
     2    Zebra Technologies Corp., Class A *                         115
          ---------------------------------------------------------------
                                                                   14,222
          ---------------------------------------------------------------

          CONSTRUCTION -- 0.1%
     9    Champion Enterprises, Inc. *                                 46
     4    EMCOR Group, Inc. *                                         209
     5    Technip-Coflexip SA (France)                                416
          ---------------------------------------------------------------
                                                                      671
          ---------------------------------------------------------------

          CONSTRUCTION MATERIALS -- 0.2%
     8    ElkCorp                                                     177
     5    Lafarge SA (France)                                         308
    37    Masco Corp.                                                 871
     6    Universal Forest Products, Inc.                             127
          ---------------------------------------------------------------
                                                                    1,483
          ---------------------------------------------------------------

          CONSUMER PRODUCTS -- 2.5%
     3    Alberto-Culver Co., Class B                            $    163
   104    Altria Group, Inc.                                        4,746
     3    Black & Decker Corp.                                        135
    23    British American Tobacco PLC
            (United Kingdom)                                          263
     5    Fortune Brands, Inc.                                        261
    81    Procter & Gamble Co.                                      7,240
    50    Reckitt Benckiser PLC (United Kingdom)                      921
    80    The Gillette Co.                                          2,560
     3    WD-40 Co.                                                    73
          ---------------------------------------------------------------
                                                                   16,362
          ---------------------------------------------------------------

          CONSUMER SERVICES -- 0.1%
    45    Securitas AB (Sweden), B Shares                             460

          DISTRIBUTION -- 0.1%
     5    Advanced Marketing Services, Inc.                            60
    71    Mitsubishi Corp. (Japan)                                    493
          ---------------------------------------------------------------
                                                                      553
          ---------------------------------------------------------------

          DIVERSIFIED -- 2.1%
   343    General Electric Co.                                      9,824
   170    Tyco International LTD (Bermuda)                          3,227
   438    Wharf Holdings LTD (Hong Kong)                              843
          ---------------------------------------------------------------
                                                                   13,894
          ---------------------------------------------------------------

          ELECTRONICS/ELECTRICAL EQUIPMENT -- 0.5%
     4    Coherent, Inc. *                                            100
    10    Encore Wire Corp. *                                          93
     6    Integrated Electrical Services, Inc. *                       40
    17    Koninklijke Philips Electronics NV
            (The Netherlands)                                         326
    12    Kyocera Corp. (Japan)                                       669
   152    Minebea Co., LTD (Japan)                                    603
     4    Rohm Co., LTD (Japan)                                       458
     2    Samsung Electronics Co., LTD (South Korea)                  674
    18    Sony Corp. (Japan)                                          507
          ---------------------------------------------------------------
                                                                    3,470
          ---------------------------------------------------------------

          ENGINEERING SERVICES -- 0.0% ^
     2    Chicago Bridge & Iron Co., NV - New York
            Registered Shares (The Netherlands)                        49

SEE NOTES TO FINANCIAL STATEMENTS.

SHARES    ISSUER                                                    VALUE
-------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED
-------------------------------------------------------------------------
          ENTERTAINMENT/LEISURE -- 0.3%
    29    Carnival Corp.                                         $    941
    28    Carnival PLC (United Kingdom)                               858
     2    Macrovision Corp. *                                          38
     4    Penn National Gaming, Inc. *                                 80
     2    WMS Industries, Inc. * (l)                                   31
          ---------------------------------------------------------------
                                                                    1,948
          ---------------------------------------------------------------

          ENVIRONMENTAL SERVICES -- 0.3%
    27    Veolia Environnement (France)                               561
     1    Waste Connections, Inc. *                                    21
    65    Waste Management, Inc.                                    1,559
          ---------------------------------------------------------------
                                                                    2,141
          ---------------------------------------------------------------

          FINANCIAL SERVICES -- 5.6%
    10    Aiful Corp. (Japan)                                         409
     4    American Capital Strategies LTD                             106
     4    American Home Mortgage Holdings, Inc.                        83
    69    Capital One Financial Corp.                               3,374
    36    CIT Group, Inc.                                             885
   256    Citigroup, Inc.                                          10,947
    46    Countrywide Financial Corp.                               3,176
   151    Daiwa Securities Group, Inc. (Japan)                        868
    68    E*TRADE Group, Inc. *                                       579
    10    eSpeed, Inc., Class A *                                     206
    33    Fannie Mae                                                2,239
     3    Farmer Mac, Class C *                                        63
    65    Freddie Mac                                               3,301
     7    Friedman, Billings, Ramsey Group, Inc.,
            Class A                                                    89
    24    Goldman Sachs Group, Inc.                                 2,040
    39    Grupo Financiero BBVA Bancomer
            (Mexico), ADR *                                           659
    21    Man Group PLC (United Kingdom)                              418
    14    MBNA Corp.                                                  292
    12    Merrill Lynch & Co., Inc.                                   555
    91    Morgan Stanley                                            3,889
     1    Portfolio Recovery Associates, Inc. * (l)                    44
    30    Washington Mutual, Inc.                                   1,218
          ---------------------------------------------------------------
                                                                   35,440
          ---------------------------------------------------------------

          FOOD/BEVERAGE PRODUCTS -- 2.2%
     2    Adolph Coors Co., Class B                              $     78
    22    Archer-Daniels-Midland Co.                                  286
     9    Heineken Holding NV
            (The Netherlands), Class A                                250
    23    Interbrew SA (Belgium)                                      520
     5    Kellogg Co.                                                 186
    17    Kraft Foods, Inc., Class A                                  540
    46    PepsiCo, Inc.                                             2,043
     2    Robert Mondavi Corp., Class A *                              53
    20    Sysco Corp.                                                 601
   256    Tesco PLC (United Kingdom)                                  927
   155    The Coca-Cola Co.                                         7,211
     3    The J.M. Smucker Co.                                        131
   196    Unilever PLC (United Kingdom)                             1,561
          ---------------------------------------------------------------
                                                                   14,387
          ---------------------------------------------------------------

          HEALTH CARE/HEALTH CARE SERVICES -- 2.4%
     3    Accredo Health, Inc. *                                       63
    37    Aetna, Inc.                                               2,221
    44    Amersham PLC (United Kingdom)                               329
    23    Anthem, Inc. *                                            1,774
    15    Baxter International, Inc.                                  377
     2    Becton, Dickinson & Co.                                      66
     3    Boston Scientific Corp. *                                   171
     5    Centene Corp. *                                             187
    53    CIGNA Corp.                                               2,509
     7    Conceptus, Inc. * (l)                                       105
     8    CTI Molecular Imaging, Inc. * (l)                           158
    83    Guidant Corp.                                             3,689
     3    HCA, Inc.                                                   106
     4    Inveresk Research Group, Inc. *                              77
     2    LifePoint Hospitals, Inc. *                                  46
    23    Medtronic, Inc.                                           1,087
     9    Omnicare, Inc.                                              317
     1    Pediatrix Medical Group, Inc. *                              29
    18    St. Jude Medical, Inc. *                                  1,035
     4    TECHNE Corp. *                                              120
     6    Tenet Healthcare Corp. *                                     72
     6    Therasense, Inc. *                                           58
     5    United Surgical Partners International, Inc. *              116

                                              SEE NOTES TO FINANCIAL STATEMENTS.

SHARES    ISSUER                                                    VALUE
-------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED
-------------------------------------------------------------------------
          HEALTH CARE/HEALTH CARE SERVICES -- CONTINUED
     9    UnitedHealth Group, Inc.                               $    462
     1    Varian Medical Systems, Inc. *                               40
     2    WellPoint Health Networks, Inc. *                           152
          ---------------------------------------------------------------
                                                                   15,366
          ---------------------------------------------------------------

          HOTELS/OTHER LODGING -- 0.0% ^
     5    La Quinta Corp. *                                            23

          INDUSTRIAL COMPONENTS -- 0.0% ^
     2    SPX Corp. *                                                  66

          INSURANCE -- 2.6%
    95    Aegon NV (The Netherlands)                                  949
     4    AFLAC, Inc.                                                 129
    43    AMBAC Financial Group, Inc.                               2,837
    36    American International Group, Inc.                        1,985
    67    AON Corp.                                                 1,618
     1    Hartford Financial Services Group, Inc.                      65
     3    HCC Insurance Holdings, Inc.                                101
    28    ING Groep NV (The Netherlands)                              480
   258    Legal & General Group PLC (United Kingdom)                  357
    28    MBIA, Inc.                                                1,350
    10    Protective Life Corp.                                       262
   147    Prudential PLC (United Kingdom)                             890
     2    StanCorp Financial Group, Inc.                              115
     7    Swiss Reinsurance Co. (Switzerland)                         386
    51    The Allstate Corp.                                        1,822
    15    Torchmark Corp.                                             562
   130    Travelers Property Casualty Corp., Class A                2,074
     4    W.R. Berkley Corp.                                          192
     4    Zurich Financial Services AG (Switzerland)                  476
          ---------------------------------------------------------------
                                                                   16,650
          ---------------------------------------------------------------

          INTERNET SERVICES/SOFTWARE -- 0.3%
     7    Ameritrade Holding Corp. *                                   54
    11    Ariba, Inc. *                                                32
    19    eBay, Inc. *                                              2,027
     2    Internet Security Systems, Inc. *                            24
     2    Kana Software, Inc. *                                         6
     1    LendingTree, Inc. *                                          32
     2    Verity, Inc. *                                               29
          ---------------------------------------------------------------
                                                                    2,204
          ---------------------------------------------------------------

          LEASING -- 0.0% ^
     3    GATX Corp.                                             $     49

          MACHINERY & ENGINEERING EQUIPMENT -- 0.5%
     8    Applied Industrial Technologies, Inc.                       173
     1    Deere & Co.                                                  23
     3    IDEX Corp.                                                   97
    29    Ingersoll-Rand Co., LTD (Bermuda), Class A                1,368
     5    Kennametal, Inc.                                            152
   323    Kubota Corp. (Japan)                                        877
     3    Nordson Corp.                                                62
     7    Regal-Beloit Corp.                                          130
    18    UNOVA, Inc. *                                               203
          ---------------------------------------------------------------
                                                                    3,085
          ---------------------------------------------------------------

          MANUFACTURING -- 0.6%
     6    3M Co.                                                      800
    76    Assa Abloy AB (Sweden), Class B                             734
    69    BBA Group PLC (United Kingdom)                              237
     0^^  Eaton Corp.                                                  31
    62    Honeywell International, Inc.                             1,656
     4    Joy Global, Inc. *                                           63
     5    Timken Co.                                                   96
     3    Wilson Greatbatch Technologies, Inc. *                      109
          ---------------------------------------------------------------
                                                                    3,726
          ---------------------------------------------------------------

          METALS/MINING -- 0.6%
    87    Alcoa, Inc.                                               2,212
     5    Arch Coal, Inc.                                             104
     7    Mueller Industries, Inc. *                                  194
    10    Pechiney SA (France), A Shares                              377
     6    Precision Castparts Corp.                                   180
     5    Valmont Industries, Inc.                                     90
   249    WMC Resources LTD (Australia) *                             587
          ---------------------------------------------------------------
                                                                    3,744
          ---------------------------------------------------------------

          MULTI-MEDIA -- 2.4%
   150    AOL Time Warner, Inc. *                                   2,405
    31    Comcast Corp., Class A *                                    922
    60    Comcast Corp., Special Class A *                          1,741
    16    Fox Entertainment Group, Inc., Class A *                    458
     3    Hearst-Argyle Television, Inc. *                             79

SEE NOTES TO FINANCIAL STATEMENTS.

SHARES    ISSUER                                                    VALUE
-------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED
-------------------------------------------------------------------------
          MULTI-MEDIA -- CONTINUTED
    13    Insight Communications Co., Inc. *                     $    166
    10    Journal Register Co. *                                      184
    23    Liberty Media Corp., Class A *                              266
   152    News Corp., LTD (Australia)                                 936
    24    Sirius Satellite Radio, Inc. * (l)                           40
     9    The E.W. Scripps Co., Class A                               781
    32    The Walt Disney Co.                                         634
    25    Tribune Co.                                               1,203
   123    Viacom, Inc., Class B *                                   5,389
    19    Wolters Kluwer NV (The Netherlands)                         229
          ---------------------------------------------------------------
                                                                   15,433
          ---------------------------------------------------------------

          OFFICE/BUSINESS EQUIPMENT -- 0.2%
     6    Global Imaging Systems, Inc. *                              141
     6    Herman Miller, Inc.                                         122
     8    Pitney Bowes, Inc.                                          307
    59    Ricoh Co., LTD (Japan)                                      964
          ---------------------------------------------------------------
                                                                    1,534
          ---------------------------------------------------------------

          OIL & GAS -- 3.7%
    46    Anadarko Petroleum Corp.                                  2,033
    31    Baker Hughes, Inc.                                        1,054
    30    ChevronTexaco Corp.                                       2,201
    62    ConocoPhillips                                            3,394
    24    Cooper Cameron Corp. *                                    1,205
    16    Devon Energy Corp.                                          855
     7    Diamond Offshore Drilling, Inc. (l)                         136
     4    Energen Corp.                                               139
    29    ENI-Ente Nazionale Idrocarburi SPA (Italy)                  437
     1    ENSCO International, Inc.                                    32
   168    Exxon Mobil Corp.                                         6,039
    15    Global Industries LTD *                                      71
     7    Gulf Island Fabrication, Inc. *                             119
     3    Lone Star Technologies *                                     57
    15    LUKOIL (Russia), ADR                                      1,170
     4    Maverick Tube Corp. *                                        84
     3    ONEOK, Inc.                                                  60
     2    Patterson-UTI Energy, Inc. *                                 52
     6    Premcor, Inc. *                                             125
    10    Repsol YPF SA (Spain)                                       154
    48    Rowan Companies, Inc. *                                   1,064
    48    Shell Transport & Trading Co., PLC
            (United Kingdom)                                       $  320
     6    Spinnaker Exploration Co. *                                 151
     4    Stone Energy Corp. *                                        186
    13    Total SA (France)                                         1,966
    16    Transocean, Inc. *                                          347
     6    Valero Energy Corp.                                         222
     4    W-H Energy Services, Inc. *                                  73
     1    Westport Resources Corp. *                                   18
          ---------------------------------------------------------------
                                                                   23,764
          ---------------------------------------------------------------

          PACKAGING -- 0.1%
    37    Crown Holdings, Inc. *                                      263
     7    Silgan Holdings, Inc. *                                     217
          ---------------------------------------------------------------
                                                                      480
          ---------------------------------------------------------------

          PAPER/FOREST PRODUCTS -- 0.1%
     6    Aracruz Celulose SA (Brazil), ADR (l)                       118
    11    Bowater, Inc.                                               419
    12    Caraustar Industries, Inc. *                                 96
     2    Domtar, Inc. (Canada)                                        18
    16    Georgia-Pacific Corp.                                       303
          ---------------------------------------------------------------
                                                                      954
          ---------------------------------------------------------------

          PHARMACEUTICALS -- 6.0%
    51    Abbott Laboratories                                       2,249
    14    Adolor Corp. *                                              167
     7    Amylin Pharmaceuticals, Inc. *                              157
     2    Andrx Corp. *                                                38
    31    AstraZeneca PLC (United Kingdom)                          1,250
    11    AtheroGenics, Inc. *                                        168
     1    Atrix Laboratories, Inc. * (l)                               22
    99    Bristol-Myers Squibb Co.                                  2,680
    49    Chugai Pharmaceutical Co., LTD (Japan)                      558
    50    Eli Lilly & Co.                                           3,447
    47    Forest Laboratories, Inc. *                               2,591
    14    Fujisawa Pharmaceutical Co., LTD (Japan)                    262
    33    GlaxoSmithKline PLC (United Kingdom)                        668
    53    Johnson & Johnson                                         2,759
     5    Ligand Pharmaceuticals, Inc., Class B * (l)                  61
    83    Merck & Co., Inc.                                         5,049

                                              SEE NOTES TO FINANCIAL STATEMENTS.

SHARES    ISSUER                                                    VALUE
-------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED
-------------------------------------------------------------------------
          PHARMACEUTICALS -- CONTINUTED
    53    Mitsubishi Pharma Corp. (Japan)                        $    413
     2    NBTY, Inc. *                                                 39
     1    Neurocrine Biosciences, Inc. *                               65
    30    Novartis AG (Switzerland)                                 1,178
   258    Pfizer, Inc.                                              8,815
    17    Ranbaxy Laboratories LTD (India), GDR                       291
     8    Roche Holding AG (Switzerland)                              626
     7    SangStat Medical Corp. *                                     88
    13    Sanofi-Synthelabo SA (France)                               771
    14    Schering AG (Germany)                                       666
     2    Sepracor, Inc. *                                             34
     2    Taro Pharmaceutical Industries LTD (Israel) *               108
    58    Wyeth                                                     2,637
          ---------------------------------------------------------------
                                                                   37,857
          ---------------------------------------------------------------

          PHOTOGRAPHIC EQUIPMENT -- 0.0% ^
     5    Eastman Kodak Co.                                           134

          PIPELINES -- 0.1%
    43    Dynegy, Inc., Class A *                                     181
    27    El Paso Corp.                                               215
          ---------------------------------------------------------------
                                                                      396
          ---------------------------------------------------------------

          PRINTING & PUBLISHING -- 0.0% ^
     2    The McGraw-Hill Companies, Inc.                             143

          REAL ESTATE -- 0.0% ^
    19    Sun Hung Kai Properties LTD (Hong Kong)                      96

          REAL ESTATE INVESTMENT TRUST -- 0.3%
     3    Annaly Mortgage Management, Inc.                             56
     8    CarrAmerica Realty Corp.                                    211
     1    Centerpoint Properties Corp.                                 67
     1    Chelsea Property Group, Inc.                                 51
     3    Cousins Properties, Inc.                                     76
     3    Developers Diversified Realty Corp.                          87
     2    Equity Office Properties Trust                               54
     1    General Growth Properties, Inc.                              90
     5    Highwoods Properties, Inc.                                  106
     2    Lexington Corporate Properties Trust                         28
     4    MFA Mortgage Investments, Inc.                               45
     2    Post Properties, Inc.                                  $     46
     6    Prentiss Properties Trust                                   165
    13    ProLogis                                                    364
     1    Regency Centers Corp.                                        33
     0^^  The Mills Corp.                                              10
     6    The Rouse Co.                                               233
     7    United Dominion Realty Trust, Inc.                          119
     2    Ventas, Inc.                                                 37
     3    Weingarten Realty Investors                                 130
          ---------------------------------------------------------------
                                                                    2,008
          ---------------------------------------------------------------

          RESTAURANTS/FOOD SERVICES -- 0.4%
    16    Darden Restaurants, Inc.                                    297
     4    Landry's Restaurants, Inc.                                   88
     9    McDonald's Corp.                                            188
     1    O'Charleys, Inc. *                                           13
     2    The Cheesecake Factory, Inc. *                               58
     7    Wendy's International, Inc.                                 209
    57    Yum! Brands, Inc. *                                       1,692
          ---------------------------------------------------------------
                                                                    2,545
          ---------------------------------------------------------------

          RETAILING -- 3.6%
    36    Abercrombie & Fitch Co., Class A *                        1,028
     3    AnnTaylor Stores Corp. *                                     88
    21    Bed Bath & Beyond, Inc. *                                   799
     6    Big 5 Sporting Goods Corp. *                                 72
     6    BJ's Wholesale Club, Inc. *                                  90
     2    Chico's FAS, Inc. *                                          38
    33    Compagnie Financiere Richemont AG
            (Switzerland), Class A                                    533
     6    CSK Auto Corp. *                                             87
    73    CVS Corp.                                                 2,058
   149    Dixons Group PLC (United Kingdom)                           325
    16    Family Dollar Stores                                        623
    10    Fast Retailing Co., LTD (Japan)                             312
     4    Federated Department Stores, Inc.                           136
     2    Fred's, Inc.                                                 78
   124    Home Depot, Inc.                                          4,107
     1    Kirkland's, Inc. *                                           21
    29    Kohl's Corp. *                                            1,494
     4    Kroger Co. *                                                 68

SEE NOTES TO FINANCIAL STATEMENTS.

SHARES    ISSUER                                                    VALUE
-------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED
-------------------------------------------------------------------------
          RETAILING -- CONTINUED
     5    Linens 'N Things, Inc. *                               $    115
    31    Lowe's Companies, Inc.                                    1,327
    67    Marks & Spencer Group PLC
            (United Kingdom)                                          350
     2    Michaels Stores, Inc.                                        86
     2    Pacific Sunwear of California, Inc. *                        51
     7    Pier 1 Imports, Inc.                                        134
     3    School Specialty, Inc. *                                     86
     4    Shoe Carnival, Inc. *                                        56
    48    Target Corp.                                              1,826
    33    The Gap, Inc. (l)                                           615
   119    Wal-Mart Stores, Inc.                                     6,396
    14    Walgreen Co.                                                433
          ---------------------------------------------------------------
                                                                   23,432
          ---------------------------------------------------------------

          SEMI-CONDUCTORS -- 1.6%
    79    Altera Corp. *                                            1,294
    22    Analog Devices, Inc. *                                      783
    32    Applied Materials, Inc. *                                   512
     5    Applied Micro Circuits Corp. *                               30
     4    ATMI, Inc. *                                                109
    13    ChipPAC, Inc., Class A *                                     99
     2    Cree, Inc. * (l)                                             25
     2    Integrated Circuit Systems, Inc. *                           75
   199    Intel Corp.                                               4,136
     7    Intersil Corp., Class A *                                   181
     6    Lam Research Corp. *                                        109
    17    Lattice Semiconductor Corp. *                               141
    30    Maxim Integrated Products, Inc.                           1,022
    12    Novellus Systems, Inc. *                                    436
     7    QLogic Corp. * (l)                                          358
     2    Rambus, Inc. *                                               30
     9    Semtech Corp. *                                             129
     8    Skyworks Solutions, Inc. * (l)                               56
     2    Varian Semiconductor Equipment
            Associates, Inc. *                                         66
    31    Xilinx, Inc. *                                              785
          ---------------------------------------------------------------
                                                                   10,376
          ---------------------------------------------------------------

          SHIPPING/TRANSPORTATION -- 0.6%
    17    Burlington Northern Santa Fe Corp.                     $    483
     8    CSX Corp.                                                   244
    30    FedEx Corp.                                               1,851
     6    Norfolk Southern Corp.                                      121
     8    Union Pacific Corp.                                         476
    14    United Parcel Service, Inc., Class B                        894
          ---------------------------------------------------------------
                                                                    4,069
          ---------------------------------------------------------------

          STEEL -- 0.3%
    15    Acerinox SA (Spain)                                         562
    59    JFE Holdings, Inc. (Japan)                                  890
     6    Reliance Steel & Aluminum Co.                               129
    38    United States Steel Corp.                                   620
          ---------------------------------------------------------------
                                                                    2,201
          ---------------------------------------------------------------

          TELECOMMUNICATIONS -- 2.9%
     2    Aeroflex, Inc. *                                             18
     4    American Tower Corp., Class A *                              32
     4    AT&T Corp.                                                   70
   128    AT&T Wireless Services, Inc. *                            1,053
    31    BellSouth Corp.                                             820
     5    Cincinnati Bell, Inc. *                                      30
     9    Citizens Communications Co. *                               116
    11    Deutsche Telekom AG (Germany) *                             174
    14    France Telecom (France)                                     334
     1    IDT Corp., Class B * (l)                                     18
   127    Koninklijke KPN NV (The Netherlands) *                      898
     0^^  Nippon Telegraph & Telephone
            Corp. (Japan)                                             490
    82    Nokia OYJ (Finland)                                       1,349
    37    Qwest Communications International, Inc. *                  176
   111    SBC Communications, Inc.                                  2,846
   262    Singapore Telecommunications LTD
            (Singapore)                                               225
    48    SK Telecom Co., LTD (South Korea), ADR                      906
    93    Sprint Corp. - PCS Group *                                  534
   162    Verizon Communications, Inc.                              6,376
 1,063    Vodafone Group PLC (United Kingdom)                       2,078
     2    Western Wireless Corp., Class A *                            20
          ---------------------------------------------------------------
                                                                   18,563
          ---------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

SHARES    ISSUER                                                    VALUE
-------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED
-------------------------------------------------------------------------
          TELECOMMUNICATIONS EQUIPMENT -- 0.6%
     4    Advanced Fibre Communications, Inc. *                  $     71
   343    BT Group PLC (United Kingdom)                             1,152
    12    CIENA Corp. *                                                62
   161    Lucent Technologies, Inc. *                                 328
     1    Motorola, Inc.                                                5
    13    Nokia OYJ (Finland), ADR                                    207
    56    QUALCOMM, Inc.                                            2,004
     1    Spirent PLC (United Kingdom)                                  0^^
     5    Sycamore Networks, Inc. *                                    18
          ---------------------------------------------------------------
                                                                    3,847
          ---------------------------------------------------------------

          TOYS & GAMES -- 0.2%
     9    JAKKS Pacific, Inc. *                                       117
     2    Marvel Enterprises, Inc. *                                   38
    43    Mattel, Inc.                                                815
          ---------------------------------------------------------------
                                                                      970
          ---------------------------------------------------------------

          TRANSPORTATION -- 0.1%
    21    TPG NV (The Netherlands)                                    360
     3    Werner Enterprises, Inc.                                     73
     0^^  West Japan Railway Co. (Japan)                              341
          ---------------------------------------------------------------
                                                                      774
          ---------------------------------------------------------------

          UTILITIES -- 1.9%
    10    American Electric Power Co., Inc.                           304
     9    Atmos Energy Corp.                                          234
   113    Centrica PLC (United Kingdom)                               327
    73    CLP Holdings LTD (Hong Kong)                                319
     5    Dominion Resources, Inc.                                    289
    22    DTE Energy Co.                                              831
    10    E.ON AG (Germany)                                           535
    62    Edison International *                                    1,024
    12    FirstEnergy Corp.                                           446
     3    Great Plains Energy, Inc.                                    87
    78    Iberdrola SA (Spain)                                      1,349
   108    PG&E Corp. *                                              2,277
    42    Pinnacle West Capital Corp.                               1,569
    13    Public Service Enterprise Group, Inc.                       558
     5    SCANA Corp.                                                 182
    81    Scottish Power PLC (United Kingdom)                         489
    31    Sierra Pacific Resources * (l)                              186
     3    UniSource Energy Corp.                                 $     54
   102    Xcel Energy, Inc.                                         1,531
          ---------------------------------------------------------------
                                                                   12,591
          ---------------------------------------------------------------

          WHOLESALING -- 0.0% ^
     2    W.W. Grainger, Inc.                                         112
          ---------------------------------------------------------------
          Total Common Stocks                                     393,308
          (Cost $329,332)
          ---------------------------------------------------------------

          PREFERRED STOCK -- 0.0% ^
          ENTERTAINMENT/LEISURE -- 0.0% ^
     6    Six Flags, Inc. *                                           115
          (Cost $81)

          RIGHT -- 0.0% ^
          CONSTRUCTION MATERIALS -- 0.0% ^
     5    Lafarge SA (France), expires 07/03/03 *                      14
          (Cost $0)

PRINCIPAL
AMOUNT
(USD)
-------------------------------------------------------------------------
          U.S. TREASURY SECURITIES -- 8.5%
          U.S. Treasury Notes & Bonds,
$   500   6.00%, 08/15/04 @ +                                         528
  6,380   2.00%, 05/15/06 +                                         6,448
  4,700   3.50%, 11/15/06 +                                         4,954
  2,100   3.25%, 08/15/07 +                                         2,192
 22,625   2.63%, 05/15/08 +                                        22,832
    505   5.00%, 08/15/11 +                                           566
  2,796   3.00%, 07/15/12, TIPS                                     3,081
    180   3.88%, 02/15/13 +                                           185
  3,930   3.63%, 05/15/13 +                                         3,961
  1,400   7.25%, 05/15/16 +                                         1,862
  2,175   7.88%, 02/15/21 +                                         3,105
  3,000   6.88%, 08/15/25 +                                         3,953
    595   6.13%, 08/15/29 +                                           727
    345   5.38%, 02/15/31 +                                           388
          ---------------------------------------------------------------
          Total U.S. Treasury Securities                           54,782
          (Cost $54,363)
          ---------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)     ISSUER                                                    VALUE
-------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED
-------------------------------------------------------------------------
          U.S. GOVERNMENT AGENCY SECURITIES -- 0.8%
          Federal Home Loan Mortgage Corp.,
$  295    4.25%, 06/15/05                                        $    311
   250    6.25%, 07/15/32                                             294
          Federal National Mortgage Association,
 1,570    4.38%, 09/15/12                                           1,643
 2,475    7.13%, 01/15/30                                           3,213
          ---------------------------------------------------------------
          Total U.S. Government Agency Securities                   5,461
          (Cost $4,767)
          ---------------------------------------------------------------

          FOREIGN GOVERNMENT SECURITIES -- 0.4%
          Federal Republic of Brazil (Brazil),
   115    10.00%, 01/16/07                                            118
    95    10.25%, 06/17/13                                             91
   105    11.00%, 08/17/40                                             95
   440    Province of Quebec (Canada),
          7.50%, 09/15/29                                             585
   140    Region of Lombardy (Italy),
          5.80%, 10/25/32                                             155
   187    Republic of Colombia (Colombia),
          9.75%, 04/09/11                                             211
          Republic of Costa Rica (Costa Rica),
    75    6.91%, 01/31/08, #                                           80
    90    8.05%, 01/31/13, #                                           97
   105    10.00%, 08/01/20, #                                         122
          Russian Federation (Russia),
    35    10.00%, 06/26/07                                             43
    45    8.25%, 03/31/10                                              52
   115    5.00%, 03/31/30, SUB                                        111
          United Mexican States (Mexico),
   100    7.50%, 01/14/12                                             115
   160    6.38%, 01/16/13, MTN                                        170
   135    11.38%, 09/15/16                                            197
   155    8.13%, 12/30/19                                             178
   175    8.30%, 08/15/31, MTN                                        202
          ---------------------------------------------------------------
          Total Foreign Government Securities                       2,622
          (Cost $2,381)
          ---------------------------------------------------------------

          STATE AND MUNICIPAL OBLIGATION -- 0.1%
   505    Illinois State, Taxable Pension, GO,
          5.10%, 06/01/33                                             497
          (Cost $505)
          ---------------------------------------------------------------

          CORPORATE NOTES & BONDS -- 6.9%
          AEROSPACE -- 0.2%
$  375    General Dynamics Corp., 2.13%,
          05/15/06                                               $    380
   210    Northrop Grumman Corp., 7.75%, 02/15/31                     269
   220    Raytheon Co., 6.55%, 03/15/10                               246
   205    The Boeing Co., 5.13%, 02/15/13                             216
    65    United Technologies Corp., 6.10%, 05/15/12                   75
          ---------------------------------------------------------------
                                                                    1,186
          ---------------------------------------------------------------

          AUTOMOTIVE -- 0.5%
          DaimlerChrysler N.A. Holding Corp.,
   175    7.75%, 01/18/11                                             204
    10    8.50%, 01/18/31                                              12
          Ford Motor Credit Co.,
    75    6.50%, 01/25/07                                              79
    95    7.38%, 10/28/09                                             100
 1,065    7.88%, 06/15/10                                           1,140
    70    7.25%, 10/25/11                                              72
   935    General Motors Acceptance Corp.,
          7.25%, 03/02/11                                             959
          General Motors Corp.,
   200    8.25%, 07/15/23                                             199
   525    8.38%, 07/15/33                                             516
          ---------------------------------------------------------------
                                                                    3,281
          ---------------------------------------------------------------

          BANKING -- 1.5%
   185    Abbey National Capital Trust I, 8.96%,
          12/31/49, FRN                                               266
   565    ABN-Amro North American Holding
          Preferred Capital Repackage Trust I, 6.52%,
          12/29/49, FRN, #                                            642
          Bank of America Corp.,
   520    7.40%, 01/15/11                                             639
    60    4.88%, 09/15/12                                              63
   290    Bank One Corp., 7.88%, 08/01/10                             362
          Barclays Bank PLC (United Kingdom),
   200    6.86%, 12/31/49, FRN, #                                     233
   315    8.55%, 12/31/49, FRN, #                                     404

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)     ISSUER                                                    VALUE
-------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED
-------------------------------------------------------------------------
          BANKING -- CONTINUED
$  395    BNP Paribas Capital Trust, 9.00%,
          12/31/49, FRN, #                                       $    513
   125    Den Norske Bank ASA (Norway),
          7.73%, 12/31/49, FRN, #                                     152
   200    Deutsche Bank Financial LLC,
          5.38%, 03/02/15                                             213
   230    ForeningsSparbanken AB (Sweden),
          9.00%, 12/31/49, FRN, #                                     291
          HSBC Capital Funding LP (Channel Islands),
   210    4.61%, 12/31/49, FRN, #                                     206
   765    9.55%, 12/31/49, FRN, #                                   1,009
   170    ING Bank NV (The Netherlands),
          5.13%, 05/01/15, #                                          178
   280    KBC Bank Fund Trust III, 9.86%,
          12/31/49, FRN, #                                            364
   460    KFW International Finance, Inc., 4.75%,
          01/24/07                                                    499
    40    National City Bank, 6.20%, 12/15/11                          46
   340    Nordea Bank AB (Sweden), 8.95%,
          12/31/49, FRN, #                                            429
   235    Popular North America, Inc., 4.25%,
          04/01/08                                                    245
   560    RBS Capital Trust I, 4.71%, 12/31/49, FRN                   560
          Royal Bank of Scotland
          Group PLC (United Kingdom),
    85    7.65%, 12/31/49, FRN                                        108
   685    7.82%, 12/31/49, Ser. 3                                     773
   240    Scotland International Finance No. 2 BV
          (The Netherlands), 4.25%, 05/23/13, #                       239
   185    Sovereign Bank, 5.13%, 03/15/13                             191
   210    Standard Chartered Bank (United Kingdom),
          8.00%, 05/30/31, #                                          267
    50    U.S. Bank N.A., 6.38%, 08/01/11                              58
   145    Wells Fargo & Co., 5.00%, 11/15/14                          154
    40    Wells Fargo Bank N.A., 6.45%, 02/01/11                       47
          ---------------------------------------------------------------
                                                                    9,151
          ---------------------------------------------------------------

          BROADCASTING/CABLE -- 0.0% ^
$   75    British Sky Broadcasting PLC
          (United Kingdom)
          (Yankee), 8.20%, 07/15/09                              $     89
          Cox Communications, Inc.,
    95    7.75%, 11/01/10                                             117
    15    6.75%, 03/15/11                                              17
          ---------------------------------------------------------------
                                                                      223
          ---------------------------------------------------------------

          BUSINESS SERVICES -- 0.1%
   235    Cendant Corp., 7.13%, 03/15/15                              272
   405    Electronic Data Systems Corp., 6.00%,
          08/01/13, #                                                 395
          ---------------------------------------------------------------
                                                                      667
          ---------------------------------------------------------------

          CHEMICALS -- 0.0% ^
    80    The Dow Chemical Co., 7.38%, 11/01/29                        93

          COMPUTER SOFTWARE -- 0.0% ^
    50    Unisys Corp., 6.88%, 03/15/10                                52

          CONSTRUCTION -- 0.0% ^
    70    D.R. Horton, Inc., 9.75%, 09/15/10                           80
          Pulte Homes, Inc.,
    30    6.25%, 02/15/13                                              33
    15    6.38%, 05/15/33                                              15
   100    Standard-Pacific Corp., 6.88%, 05/15/11, #                  105
          ---------------------------------------------------------------
                                                                      233
          ---------------------------------------------------------------

          DIVERSIFIED -- 0.3%
          General Electric Capital Corp.,
 1,265    5.88%, 02/15/12, Ser. A, MTN                              1,414
   170    5.45%, 01/15/13, Ser. A, MTN                                184
    80    6.75%, 03/15/32, Ser. A, MTN                                 94
   135    General Electric Co., 5.00%, 02/01/13                       143
          ---------------------------------------------------------------
                                                                    1,835
          ---------------------------------------------------------------

          ENVIRONMENTAL SERVICES -- 0.0% ^
    70    Allied Waste North America, 10.00%,
          08/01/09, Ser. B                                             74

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)     ISSUER                                                    VALUE
-------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED
-------------------------------------------------------------------------
          FINANCIAL SERVICES -- 1.3%
$  390    American Express Credit Corp., 3.00%,
          05/16/08                                               $    393
          American General Finance Corp.,
   315    4.50%, 11/15/07, Ser. H, MTN                                335
   235    5.38%, 10/01/12, Ser. H, MTN                                254
    45    Arch Western Finance LLC, 6.75%,
          07/01/13, #                                                  46
   300    Capital One Bank, 4.88%, 05/15/08                           306
          CIT Group, Inc.,
    80    5.50%, 11/30/07                                              87
   135    7.75%, 04/02/12                                             161
          Citigroup, Inc.,
   585    7.25%, 10/01/10                                             708
    55    6.63%, 06/15/32                                              64
   390    Countrywide Home Loans, Inc., 5.63%,
          05/15/07, Ser. K, MTN                                       430
          Credit Suisse First Boston USA, Inc.,
   245    6.50%, 01/15/12                                             281
   145    7.13%, 07/15/32                                             175
          Goldman Sachs Group, Inc.,
   135    6.60%, 01/15/12                                             157
   160    6.13%, 02/15/33                                             172
          Household Finance Corp.,
   450    8.00%, 07/15/10                                             558
    15    6.38%, 11/27/12                                              17
   235    ING Capital Funding Trust III, 8.44%,
          12/31/49, FRN                                               293
          Morgan Stanley,
    95    5.80%, 04/01/07                                             105
   310    6.60%, 04/01/12                                             358
   150    Pemex Project Funding Master Trust
          (Mexico), 8.50%, 02/15/08                                   176
   300    Principal Life Global Funding I, 5.25%,
          01/15/13, #                                                 318
   220    Prudential Holdings LLC, 8.70%,
          12/18/23, #                                                 278
          Targeted Return Index (TRAINS),
   591    5.94%, 01/25/07, Ser. 2002-5, FRN, #                        647
 1,139    6.96%, 01/15/12, Ser. 2002-10, FRN, #                     1,319
   180    The Bear Stearns Companies, Inc., 5.70%,
          11/15/14                                                    200
$  435    UBS Preferred Funding Trust I, 8.62%,
          12/31/49, FRN                                          $    556
   215    Washington Mutual Bank FA, 6.88%,
          06/15/11                                                    257
          ---------------------------------------------------------------
                                                                    8,651
          ---------------------------------------------------------------

          FOOD/BEVERAGE PRODUCTS -- 0.1%
   105    Archer-Daniels-Midland Co., 5.94%,
          10/01/32                                                    112
   225    ConAgra Foods, Inc., 6.75%, 09/15/11                        263
          ---------------------------------------------------------------
                                                                      375
          ---------------------------------------------------------------

          HEALTH CARE/HEALTH CARE SERVICES -- 0.0% ^
   115    Tenet Healthcare Corp., 5.00%, 07/01/07                     108

          INSURANCE -- 0.3%
   330    Aegon NV (The Netherlands), 4.75%,
          06/01/13                                                    334
   325    AXA (France), 8.60%, 12/15/30                               419
   185    Fund American Companies, Inc., 5.88%,
          05/15/13                                                    193
    65    Metlife, Inc., 6.13%, 12/01/11                               74
          Nationwide Financial Services, Inc.,
   130    6.25%, 11/15/11                                             146
   110    5.90%, 07/01/12                                             121
   160    New York Life Insurance Co., 5.88%,
          05/15/33, #                                                 168
   205    QBE Insurance Group LTD (Australia), 5.65%,
          07/01/23, SUB, #                                            200
          ---------------------------------------------------------------
                                                                    1,655
          ---------------------------------------------------------------

          MACHINERY & ENGINEERING EQUIPMENT -- 0.0% ^
   135    Deere & Co., 6.95%, 04/25/14                                164

          MANUFACTURING -- 0.0% ^
   130    Bombardier, Inc. (Canada), 6.75%,
          05/01/12, #                                                 133

          METALS/MINING -- 0.0% ^
    65    Peabody Energy Corp., 6.88%, 03/15/13, #                     68

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)     ISSUER                                                    VALUE
-------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED
-------------------------------------------------------------------------
          MULTI-MEDIA -- 0.3%
          AOL Time Warner, Inc.,
$  220    6.88%, 05/01/12                                        $    251
   470    7.63%, 04/15/31                                             543
    80    Comcast Corp., 7.05%, 03/15/33                               89
   380    Liberty Media Corp., 5.70%, 05/15/13                        386
   170    News America Holdings, Inc., 7.75%,
          12/01/45                                                    202
    55    News America, Inc., 7.28%, 06/30/28                          62
    85    Walt Disney Co., 6.38%, 03/01/12                             97
          ---------------------------------------------------------------
                                                                    1,630
          ---------------------------------------------------------------

          OFFICE/BUSINESS EQUIPMENT -- 0.0% ^
          Xerox Corp.,
    40    7.13%, 06/15/10                                              40
    35    7.63%, 06/15/13                                              35
          ---------------------------------------------------------------
                                                                       75
          ---------------------------------------------------------------

          OIL & GAS -- 0.3%
   115    Alberta Energy Co., LTD (Canada) (Yankee),
          7.38%, 11/01/31                                             145
          Amerada Hess Corp.,
   110    7.88%, 10/01/29                                             134
   120    7.30%, 08/15/31                                             139
          Anadarko Finance Co.,
   225    6.75%, 05/01/11, Ser. B                                     264
    40    7.50%, 05/01/31, Ser. B                                      50
    90    Canadian Natural Resources LTD
          (Canada) (Yankee), 7.20%, 01/15/32                          111
    75    Chesapeake Energy Corp., 8.13%, 04/01/11                     81
   310    Conoco Funding Co. (Canada), 7.25%,
          10/15/31                                                    389
   320    Devon Financing Corp. ULC, 7.88%,
          09/30/31                                                    406
    85    Lasmo USA, Inc., 7.30%, 11/15/27                            106
    75    Occidental Petroleum Corp., 6.75%,
          01/15/12                                                     89
   150    Transocean, Inc. (Cayman Islands), 6.63%,
          04/15/11                                                    174
    60    Valero Energy Corp., 6.88%, 04/15/12                         68
          ---------------------------------------------------------------
                                                                    2,156
          ---------------------------------------------------------------

          PACKAGING -- 0.1%
$   50    Crown European Holdings SA (France),
          9.50%, 03/01/11, #                                     $     54
          Owens-Brockway Glass Container, Inc.,
    35    8.88%, 02/15/09                                              38
    65    7.75%, 05/15/11, #                                           69
   300    Sealed Air Corp., 6.88%, 07/15/33, #                        306
          ---------------------------------------------------------------
                                                                      467
          ---------------------------------------------------------------

          PAPER/FOREST PRODUCTS -- 0.1%
   100    Abitibi-Consolidated, Inc. (Canada)
          (Yankee), 6.00%, 06/20/13                                    95
    80    Georgia-Pacific Corp., 7.38%, 07/15/08, #                    81
   130    International Paper Co., 5.85%, 10/30/12                    142
    15    MeadWestvaco Corp., 6.85%, 04/01/12                          17
          Westvaco Corp.,
    50    8.20%, 01/15/30                                              63
   125    7.95%, 02/15/31                                             153
   160    Weyerhaeuser Co., 6.75%, 03/15/12                           182
          ---------------------------------------------------------------
                                                                      733
          ---------------------------------------------------------------

          PIPELINES -- 0.1%
    65    Kinder Morgan Energy Partners LP,
          7.40%, 03/15/31                                              79
   235    Kinder Morgan, Inc., 6.50%, 09/01/12                        269
   155    TransCanada Pipelines LTD (Canada)
          (Yankee), 8.63%, 05/15/12                                   202
          ---------------------------------------------------------------
                                                                      550
          ---------------------------------------------------------------

          RETAILING -- 0.2%
    95    Federated Department Stores, Inc.,
          7.00%, 02/15/28                                             108
          Kroger Co.,
    35    6.80%, 04/01/11                                              40
   150    8.00%, 09/15/29                                             187
    20    7.50%, 04/01/31                                              24
   255    Safeway, Inc., 6.50%, 03/01/11                              285
   295    Sears Roebuck Acceptance Corp., 7.00%,
          02/01/11                                                    336
    50    The May Department Stores Co., 6.90%,
          01/15/32                                                     56

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)     ISSUER                                                    VALUE
-------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED
-------------------------------------------------------------------------
          RETAILING -- CONTINUED
$  160    Toys R US. Inc., 7.88% 04/15/13                        $    172
   110    Wal-Mart Stores, Inc., 8.55%, 08/10/074                     116
          ---------------------------------------------------------------
                                                                    1,324
          ---------------------------------------------------------------

          SHLPPING/TRANSPORATION -- 0.1%
          Burlington Northern Santa Fe Corp.,
   135    6.75%, 07/15/11                                             158
    15    7.08%, 05/13/29                                              18
   110    CSX Corp., 6.30%, 03/15/12                                  125
   270    Norfolk Southern Corp., 6.75%, 02/15/11                     315
          Union Pacific Corp.,
    50    6.65%, 01/15/11                                              58
    65    6.50%, 04/15/12                                              75
          ---------------------------------------------------------------
                                                                      749
          ---------------------------------------------------------------

          TELECOMMUNICATIONS -- 0.8%
   419    AT&T Broadband Corp., 8.38%, 03/15/13                       526
     5    AT&T Corp., 6.00%, 03/15/09                                   5
          AT&T Wireless Services, Inc.,
   290    7.88%, 03/01/11                                             342
    10    8.13%, 05/01/12                                              12
    40    BellSouth Capital Funding, 7.88%,
          02/15/30                                                     52
          British Telecom PLC (United Kingdom),
   125    8.38%, 12/15/10, SUB                                        158
    75    8.88%, 12/15/30, SUB                                        102
   210    Citizens Communications Co., 9.25%,
          05/15/11                                                    272
          Deutsche Telekom International
          Finance BV (The Netherlands),
   265    8.57%, 06/15/10                                             326
   210    8.82%, 06/15/30                                             268
          France Telecom (France),
   230    9.25%, 03/01/11                                             289
   130    10.00%, 03/01/31                                            180
   120    Koninklijke KPN NV (The Netherlands),
          8.00%, 10/01/10                                             149
          Sprint Capital Corp.,
   455    7.63%, 01/30/11                                             519
   220    8.75%, 03/15/32                                             263
   255    TCI Communications, Inc., 7.88%, 02/15/26                   303
$  320    Telefonica Europe BV (The Netherlands),
          7.75%, 09/15/10                                        $    395
   285    Verizon Global Funding Corp., 7.75%,
          12/01/30                                                    361
   345    Verizon New York, Inc., 6.88%,
          04/01/12, Ser. A                                            406
   170    Vodafone Group PLC (United Kingdom),
          7.88%, 02/15/30                                             219
          ---------------------------------------------------------------
                                                                    5,147
          ---------------------------------------------------------------

          UTILITIES -- 0.6%
   135    AEP Texas Central Co., 5.50%, 02/15/13, #                   144
   190    Arizona Public Service Co., 4.65%, 05/15/15                 189
    35    CenterPoint Energy, Inc., 6.85%, 06/01/15, #                 35
   125    Columbus Southern Power Co., 5.50%,
          03/01/13, #                                                 134
    65    Consolidated Edison Company of New York,
          5.63%, 07/01/12, Ser. 2002-A                                 72
          Constellation Energy Group, Inc.,
   120    6.35%, 04/01/07                                             134
    65    7.00%, 04/01/12                                              76
   240    4.55%, 06/15/15                                             229
   435    Dominion Resources, Inc., 8.13%,
          06/15/10, Ser. A                                            540
   135    DTE Energy Co., 6.38%, 04/15/33                             141
   150    Duke Capital Corp., 6.25%, 02/15/13                         159
          Duke Energy Corp.,
    30    3.75%, 03/05/08, #                                           31
   185    6.25%, 01/15/12                                             207
    35    Florida Power & Light Co., 4.85%, 02/01/13                   37
   220    MidAmerican Energy Co., 6.75%, 12/30/31                     258
          National Rural Utilities Cooperative
          Finance Corp.,
   335    3.88%, 02/15/08                                             350
   205    7.25%, 03/01/12, Ser. C, MTN                                245
   235    Pepco Holdings, Inc., 6.45%, 08/15/12                       266
          Progress Energy, Inc.,
    15    7.10%, 03/01/11                                              17
   100    6.85%, 04/15/12                                             115

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)     ISSUER                                                    VALUE
-------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED
-------------------------------------------------------------------------
          UTILITIES -- CONTINUED
$  275    TXU Energy Co., 7.00%, 03/15/13, #                     $    304
                                                                    3,683
          ---------------------------------------------------------------
          Total Corporate Notes & Bonds                            44,463
          (Cost $40,304)
          ---------------------------------------------------------------

          RESIDENTIAL MORTGAGE BACKED SECURITIES -- 8.3%
          COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.6%
 1,000    Countrywide Home Loans, 5.50%,
          08/25/33, Ser. 2003-29, Class A1 (f)                      1,022
 2,500    SACO I, Inc., 7.00%, 08/25/36, Ser.
          1997-2, Class 1A5, #                                      2,585
          ---------------------------------------------------------------
                                                                    3,607
          ---------------------------------------------------------------

          MORTGAGE BACKED PASS-THROUGH SECURITIES -- 7.7%
 2,000    Federal Home Loan Mortgage Corp., 6.90%,
          12/01/10, Gold Pool W10004                                2,349
          Federal National Mortgage Association,
 2,500    4.50%, 08/25/18, TBA                                      2,542
 4,045    7.00%, 08/01/32, Pool 660135                              4,260
23,000    5.00%, 08/25/33, TBA                                     23,273
 6,500    5.50%, 08/25/33, TBA                                      6,697
 4,000    5.00%, 09/25/33, TBA                                      4,031
 5,500    Government National Mortgage
          Association, 5.50%, 08/15/33, TBA                         5,706
 1,000    Master Asset Securitization Trust, Ser.
          2003-8, Class 1A1, 5.50%, 09/25/33 (f)                    1,012
          ---------------------------------------------------------------
                                                                   49,870
          ---------------------------------------------------------------
          Total Residential Mortgage Backed
          Securities (Cost $53,048)                                53,477
          ---------------------------------------------------------------

          COMMERCIAL MORTGAGE BACKED SECURITIES -- 0.9%
          Bear Stearns Commercial Mortgage Securities,
   385    6.48%, 02/15/35, Ser. 2001-TOP2, Class A2                   449
 4,500    4.74%, 03/13/40, Ser. 2003-T10, Class A2                  4,704
          Credit Suisse First Boston Mortgage
          Securities Corp.,
    90    7.29%, 09/15/41, Ser. 1999-C1, Class A2                     107
   865    4.13%, 05/15/38, Ser. 2003-C3, Class A5                     869
          ---------------------------------------------------------------
          Total Commercial Mortgage Backed                          6,129
          Securities (Cost $5,874)
          ---------------------------------------------------------------

          ASSET BACKED SECURITIES -- 2.4%
$  250    American Express Credit Account Master Trust,
          1.69%, 01/15/09, Ser. 2003-4, Class A                  $    248
   545    AmeriCredit Automobile Receivables Trust,
          5.37%, 06/12/08, Ser. 2001-B, Class A4                      567
          Bank One Insurance Trust,
 1,040    1.23%, 06/16/08, Ser. 2003-A5,
          Class A5, FRN                                             1,040
 1,025    2.32%, 12/15/10, Ser. 2003-C2,
          Class C2, FRN                                             1,023
          Capital Auto Receivables Asset Trust,
   970    1.30%, 02/15/07, Ser. 2003-2,
          Class A3B, FRN                                              970
   625    1.96%, 01/15/09, Ser. 2003-2, Class A4A                     622
   935    Capital One Master Trust, 4.60%, 08/17/09,
          Ser. 2001-8A, Class A                                       997
   420    Citibank Credit Card Issuance Trust,
          5.00%, 06/10/15, Ser. 2003-C4, Class C4                     414
   605    Discover Card Master Trust I, 1.23%,
          05/16/07, Ser. 2002-5, Class A, FRN                         605
   504    EQCC Home Equity Loan Trust, 6.41%,
          12/15/04, Ser. 1997-3, Class A8                             513
 1,730    Household Automotive Trust, 4.37%,
          12/17/08, Ser. 2001-3, Class A4                           1,811
 1,200    Long Beach Mortgage Loan Trust, 1.45%,
          08/15/33, Ser. 2003-4, Class AV3, FRN (f)                 1,200
   885    MBNA Credit Card Master Note Trust,
          5.75%, 10/15/08, Ser. 2001-A1, Class A1                     978
          Residential Asset Securities Corp.,
   910    1.31%, 07/25/33, Ser. 2003-KS5,
          Class AIIB, FRN (f)                                         910
   490    1.28%, 07/25/32, Ser. 2002-KS4,
          Class AIIB, FRN                                             489
 1,510    Volkswagen Auto Loan Enhanced Trust,
          1.93%, 01/20/10, Ser. 2003-1, Class A4                    1,507
          Wachovia Asset Securitization, Inc.,
   595    1.47%, 12/25/32, Ser. 2002-HE2,
          Class A, FRN                                                596
   770    1.38%, 07/25/33, Ser. 2003-HE2,
          Class AII1, FRN                                             770
          ---------------------------------------------------------------
          Total Asset Backed Securities                            15,260
          (Cost $15,109)
          ---------------------------------------------------------------
          Total Long-Term Investments                             576,128
          (Cost $505,764)
          ---------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

UNITS     ISSUER                                                    VALUE
-------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 10.9%
-------------------------------------------------------------------------
          OPTIONS -- 0.1%
22,000    Call Option on FNMA, 30 Year Fixed, 5.00%,
            strike price of 100.77, expiring
            10/08/03                                               $  177
 5,100    Put Option on Interest Rate Swap, expiring
            07/07/03. If exercised: JPMorgan pays fixed
            (4.32%) and receives 3 month LIBOR. Swap
            expires 07/09/13, European Style                          0^^
 4,000    Put Option on Interest Rate Swap, expiring
            09/08/03. If exercised: JPMorgan pays fixed
            (3.84%) and receives 3 month LIBOR.
            Swap expires 09/10/13, European Style                      91
 7,000    Put Option on Interest Rate Swap, expiring
            09/08/03. If exercised: JPMorgan pays fixed
            (3.90%) and receives 3 month LIBOR.
            Swap expires 09/10/13, European Style                     142
          ---------------------------------------------------------------
          Total Options                                               410
          (Cost $562)
          ---------------------------------------------------------------

PRINCIPAL
AMOUNT
(USD)
-------------------------------------------------------------------------
          U.S. TREASURY SECURITY-- 0.0% ^
$   130   U.S. Treasury Bill, 1.10%, 08/28/03 @
          (Cost $130)                                                 130
          ---------------------------------------------------------------
          COMMERCIAL PAPER -- 5.1%
          ASSET BACKED SECURITIES -- 3.2%
  4,100   Asset Securitization Cooperative
          Corp., 1.23%, 07/02/03 +                                  4,100
  2,550   Atlantis One Funding Corp., 1.23%,
          07/02/03 +                                                2,550
  4,000   Giro Balanced Funding Corp., 0.97%,
          08/15/03 +                                                3,995
  4,000   Grampian Funding LLC, 0.95%, 08/28/03 +                   3,993
  4,000   Jupiter Securitization Corp., 1.18%,
          07/11/03 +                                                3,999
  2,200   Montauk Funding Corp., 1.05%, 08/18/03                    2,197
          ---------------------------------------------------------------
                                                                   20,834
          ---------------------------------------------------------------

          BANKING-- 1.5%
$ 1,850   Macquarie Bank LTD (Australia),
          1.06%, 09/05/03                                        $  1,846
  3,850   Nordea North America, Inc., 1.18%,
          08/07/03                                                  3,845
  3,850   Westdeutsche Landesbank Girozentrale
          (Germany), 1.19%, 08/06/03                                3,846
          ---------------------------------------------------------------
                                                                    9,537
          ---------------------------------------------------------------

          FINANCIAL SERVICES-- 0.4%
  2,550   CXC, Inc., 1.21%, 07/02/03 +                              2,550
          ---------------------------------------------------------------
          Total Commercial Paper                                   32,921
          (Cost $32,921)
          ---------------------------------------------------------------

SHARES
-------------------------------------------------------------------------
          MONEY MARKET FUND -- 5.7%
 36,967   JPMorgan Prime Money Market Fund (a) +                   36,967
          (Cost $36,967)
          ---------------------------------------------------------------
          Total Short-Term Investments                             70,428
          (Cost $70,580)
          ---------------------------------------------------------------
          Total Investments-- 100.0%                           $  646,556
          (Cost $576,344)
          ---------------------------------------------------------------

SHARES    COLLATERAL INVESTMENTS
-------------------------------------------------------------------------
          MONEY MARKET FUNDS (c)
  1,441   Merrill Lynch Premier Institution Money
          Market Fund                                            $  1,441
  1,441   Reserve Primary Money Market Fund                         1,441
          ---------------------------------------------------------------
                                                                 $  2,882
          ---------------------------------------------------------------

SUMMARY OF INVESTMENTS BY COUNTRY, JUNE 30, 2003

          COUNTRY                              % OF INVESTMENT SECURITIES
-------------------------------------------------------------------------
          United States                                             86.5%
          United Kingdom                                             3.1
          Japan                                                      1.8
          France                                                     1.2
          Germany                                                    1.0
          The Netherlands                                            0.9
          Bermuda                                                    0.8
          Switzerland                                                0.8
          Australia                                                  0.7
          Other (below 0.5%)                                         3.2
          ---------------------------------------------------------------
          Total                                                    100.0%
          ---------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

FUTURE CONTRACTS
(Amounts in thousands, except number of contracts)

                                                                                   NOTIONAL             UNREALIZED
NUMBER OF                                                                          VALUE AT           APPRECIATION
CONTRACTS DESCRIPTION                                     EXPIRATION DATE     6/30/03 (USD)    (DEPRECIATION)(USD)
------------------------------------------------------------------------------------------------------------------
          LONG FUTURES OUTSTANDING
70        2 Year Treasury Notes                            September, 2003       $   15,141             $       21
3         Topix Index                                      September, 2003              226                      8
40        Eurodollar                                           March, 2004            9,877                      8
8         Eurodollar                                            June, 2004            1,972                     (-)^^

          SHORT FUTURES OUTSTANDING
(24)      DJ Euro Stoxx                                    September, 2003             (669)                    (5)
(5)       FTSE 100 Index                                   September, 2003             (331)                    (-)^^
(42)      5 Year Treasury Notes                            September, 2003           (4,835)                     2
(174)     10 Year Treasury Notes                           September, 2003          (20,434)                    95

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                                                 NET UNREALIZED
                                          SETTLEMENT         SETTLEMENT         VALUE AT           APPRECIATION
         CONTRACTS TO BUY                       DATE        VALUE (USD)    6/30/03 (USD)   (DEPRECIATION) (USD)
---------------------------------------------------------------------------------------------------------------
    420                   CHF for
    200                   GBP                8/21/03            $   329         $    311                 $  (18)
  1,240                   EUR for
171,152                   JPY                8/21/03              1,428            1,422                     (6)
  1,366                   AUD                8/21/03                890              911                     21
    723                   CHF                8/21/03                555              535                    (20)
    513                   GBP                8/21/03                838              843                      5
338,577                   JPY                8/21/03              2,888            2,825                    (63)
  2,044                   NOK                8/21/03                298              282                    (16)
  1,854                   SEK                8/21/03                234              231                     (3)
---------------------------------------------------------------------------------------------------------------
                                                                $ 7,460         $  7,360                 $ (100)
---------------------------------------------------------------------------------------------------------------

                                                                                                 NET UNREALIZED
                                          SETTLEMENT         SETTLEMENT         VALUE AT           APPRECIATION
         CONTRACTS TO SELL                      DATE        VALUE (USD)    6/30/03 (USD)   (DEPRECIATION) (USD)
---------------------------------------------------------------------------------------------------------------
   531                    AUD                8/21/03            $   348         $    355                 $   (7)
 1,923                    CHF                8/21/03              1,484            1,421                     63
   676                    EUR                8/21/03                791              775                     16
   234                    GBP                8/21/03                380              385                     (5)
 6,587                    HKD                8/21/03                844              845                     (1)
81,884                    JPY                8/21/03                700              683                     17
 1,870                    SEK                8/21/03                240              233                      7
   542                    SGD                8/21/03                314              308                      6
---------------------------------------------------------------------------------------------------------------
                                                                $ 5,101         $  5,005                 $   96
---------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

OPTIONS

UNITS     CALL OPTIONS WRITTEN                                      VALUE
-------------------------------------------------------------------------
(22,000)  Call Option on FNMA, 30 Year Fixed,
            5.00%, strike price of 101.77,
            expiring 10/08/03,
            European Style                                         $  (85)

          PUT OPTIONS WRITTEN                                       VALUE
-------------------------------------------------------------------------
(22,000)  Put Option on FNMA, 30 Year Fixed,
            5.00%, strike price of 99.20,
            expiring 10/08/03,
            European Style                                         $ (127)
(12,000)  Put Option on FNMA, 30 Year Fixed,
            5.50%, strike price of 100.89,
            expiring 07/07/03, European Style                      $   (-)^^
(15,000)  Put Option on FNMA, 30 Year Fixed,
            5.50%, strike price of 102.78,
            expiring 09/08/03, European Style                        (102)
(20,500)  Put Option on FNMA, 30 Year Fixed,
            5.50%, strike price of 102.56,
            expiring 09/08/03, European Style                        (104)
            Total Put Options Written                              $ (333)
          ---------------------------------------------------------------

SWAP CONTRACTS

                                                                                              UNDERLYING       UNREALIZED
                                                                                                NOTIONAL     APPRECIATION
DESCRIPTIONS                                                             EXPIRATION DATE           VALUE   (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------
Interest Rate Swap with Morgan Stanley Capital Services, swap price lock on U.S. Treasury Note, 2.63%, 05/15/08, price less
 102.72, JPMorgan pays positive, receives negative                              07/07/03        $  6,500          $   115

Interest Rate Swap with Morgan Stanley Capital Services, swap rate lock on 5 Year Forward Contract, rate less 2.65, JPMorgan
 pays negative, receives positive                                               07/07/03          10,750               59

Interest Rate Swap with UBS Warburg, swap price lock on 30 Year
 FHLMC, 5.50%, price less 103.05, JPMorgan receives positive,
 pays negative                                                                  07/07/03           5,000                6

Interest Rate Swap with Morgan Stanley Capital Services, swap price lock on U.S. Treasury Note, 3.00%, 02/15/08, price less 103.93,
 JPMorgan receives positive, pays negative                                      07/09/03           4,740              (46)

Interest Rate Swap with Lehman Brothers Special Financing, swap price lock on 30 Year FNMA, 5.50%, price less 102.78, JPMorgan
 receives positive, pays negative                                               08/06/03          15,500               31

Interest Rate Swap with Deutsche Bank New York, swap price lock on
 U.S. Treasury Note, 2.63%, 05/15/08, price less 101.34, JPMorgan pays
 positive, receives negative                                                    07/21/03           7,910               40

Interest Rate Swap with Morgan Stanley Capital Services, swap price lock on U.S. Treasury Note, 2.63%, 05/15/08, price less 101.39,
 JPMorgan pays positive, receives negative                                      07/21/03           2,600               11

Interest Rate Swap with Deutsche Bank New York, swap price
 lock on 30 Year FNMA, 5.50%, price less 103.13, JPMorgan
 receives positive, pays negative                                               08/06/03           8,000              (10)

Interest Rate Swap with Lehman Brothers Special Financing, swap price lock on 30 Year FNMA, 5.00%, price less 102.20,
 JPMorgan receives positive, pays negative                                      08/06/03          13,500             (138)

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                              UNDERLYING       UNREALIZED
                                                                                                NOTIONAL     APPRECIATION
DESCRIPTIONS                                                             EXPIRATION DATE           VALUE    (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------
Interest Rate Swap with Lehman Brothers Special Financing, swap price lock on U.S. Treasury Note, 2.63%, 05/15/08, price less 100.54,
 JPMorgan pays positive, receives negative                                      08/14/03        $ 19,025          $   (33)

Forward Rate Swap with Merrill Lynch Capital Services,
 JPMorgan receives 1.08%, pays 3 Month LIBOR                                    12/17/03         201,000                3

Forward Rate Swap with Merrill Lynch Capital Services,
 JPMorgan receives 1.05%, pays 3 Month LIBOR                                    06/16/04         254,000             (117)

Forward Rate Swap with Merrill Lynch Capital Services,
 JPMorgan receives 1.23%, pays 3 Month LIBOR                                    06/16/04         100,525               (1)

Abbreviations:

*     -- Non-income producing security.
^     -- Amount rounds to less than 0.1%.
^^    -- Amount rounds to less than one thousand.
+     -- All or a portion of this security is segregated with the custodian for futures contracts, TBA, when issued, delayed delivery securities or swaps.
#     -- All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.
@     -- Security is fully or partially segregated with brokers as initial margin for futures contracts.
(a) -- Affiliated. Money market fund registered under the Investment Company Act of 1940, as amended and advised by JPMorgan Fleming Asset Management, Inc.
(c)   -- Investment of cash collateral for portfolio securities on loan.
(d)   -- Defaulted security.
(f) -- Fair valued investment. The following are approximately the market value and percentage of the investments that are fair valued (amount in thousands):

         MARKET VALUE PERCENTAGE
         -----------------------
            $ 4,144      0.64%

(l) -- Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
ADR   -- American Depositary Receipt.
AUD   -- Australian Dollar.
CHF   -- Swiss Franc.
EUR   -- Euro.
FHLMC -- Federal Home Loan Mortgage Corp.
FNMA  -- Federal National Mortgage Association.
FRN   -- Floating Rate Note. The interest rate shown is the rate in effect as of
         June 30, 2003.
GBP   -- Great Britain Pound.
GDR   -- Global Depositary Receipt.
GO    -- General Obligation Bond.
HKD   -- Hong Kong Dollar.
JPY   -- Japanese Yen.
LIBOR -- London Interbank Offered Rate.
MTN   -- Medium Term Note.
NOK   -- Norwegian Krone.
SEK   -- Swedish Krona.
Ser.  -- Series.
SGD   -- Singapore Dollar.
SUB   -- Step-Up Bond. The rate shown is the rate in effect as of June 30, 2003.
TBA   -- To Be Announced.
TIPS  -- Treasury Inflation Protected Security.
USD   -- United States Dollar.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Diversified Fund

STATEMENT OF ASSETS AND LIABILITIES       AS OF JUNE 30, 2003
(Amounts in thousands, except per share amounts)

ASSETS:
Investment securities, at value                                          $  646,556
Investments held as collateral for
 securities lending program                                                   2,882
Cash                                                                            412
Foreign currency, at value                                                      210
Receivables:
    Investment securities sold                                               48,054
    Fund shares sold                                                          1,394
    Interest and dividends                                                    1,703
    Foreign tax reclaim                                                         270
    Unrealized appreciation on forward
     foreign currency exchange contracts                                        135
    Unrealized appreciation on open
     swap contracts                                                             265
    Securities lending (net)                                                      1
-----------------------------------------------------------------------------------
Total Assets                                                                701,882
-----------------------------------------------------------------------------------

LIABILITIES:
Payables:
    Dividends                                                                   209
    Investment securities purchased                                          98,225
    Collateral for securities
     lending program                                                          2,882
    Fund shares redeemed                                                      9,459
    Variation margin                                                             43
    Unrealized depreciation on forward
     foreign currency exchange contracts                                        139
    Outstanding options written,
     at fair value                                                              418
    Unrealized depreciation on open
     swap contracts                                                             345
Accrued liabilities:
    Investment advisory fees                                                    223
    Administration fees                                                          39
    Shareholder servicing fees                                                   57
    Distribution fees                                                            18
    Custodian fees                                                               96
    Trustees' fees - deferred
     compensation plan                                                           31
    Other                                                                        30
-----------------------------------------------------------------------------------
Total Liabilities                                                           112,214
-----------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

NET ASSETS:
Paid in capital                                                          $  642,505
Accumulated undistributed
 (overdistributed) net investment income                                        162
Accumulated net realized gain (loss)
 on investments, futures, foreign
 exchange transactions, options
 and swaps                                                                 (123,444)
Net unrealized appreciation
 (depreciation) of investments, futures,
 foreign exchange translations, options
 and swaps                                                                   70,445
-----------------------------------------------------------------------------------
Total Net Assets                                                         $  589,668
-----------------------------------------------------------------------------------
Shares of beneficial interest outstanding
 ($0.001 par value; unlimited
 number of shares authorized):
    Class A                                                                   3,795
    Class B                                                                   1,111
    Class C                                                                      59
    Institutional                                                            22,996
    Select                                                                   22,861
Net Asset Value:
    Class A (and redemption price)                                       $    11.60
    Class B *                                                            $    11.60
    Class C *                                                            $    11.60
    Institutional (and redemption price)                                 $    11.60
    Select (and redemption price)                                        $    11.61
Class A Maximum Public Offering
 Price Per Share (net asset value per
 share/94.25%)                                                           $    12.31
Cost of investments                                                      $  576,344
Cost of foreign currency                                                 $      209
-----------------------------------------------------------------------------------
Premiums received from options written                                   $      557
-----------------------------------------------------------------------------------

* Redemption price may be reduced by contingent deferred sales charge.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Diversified Fund

STATEMENT OF OPERATIONS                   FOR THE SIX MONTHS ENDED JUNE 30, 2003
(Amounts in thousands)

INVESTMENT INCOME:
Interest                                                                 $    3,065
Dividend                                                                      3,638
Dividend income from affiliated investments*                                    246
Securities lending (net)                                                          4
Foreign taxes withheld                                                         (133)
-----------------------------------------------------------------------------------
Total investment income                                                       6,820
-----------------------------------------------------------------------------------

EXPENSES:
Investment advisory fees                                                      1,501
Administration fees                                                             409
Shareholder servicing fees                                                      488
Distribution fees                                                                56
Custodian fees                                                                  198
Printing and postage                                                             33
Professional fees                                                                44
Registration expenses                                                            13
Transfer agent fees                                                              90
Trustees' fees                                                                    3
Other                                                                            15
-----------------------------------------------------------------------------------
Total expenses                                                                2,850
-----------------------------------------------------------------------------------
Less amounts waived                                                             613
Less earnings credits                                                             1
-----------------------------------------------------------------------------------
    Net expenses                                                              2,236
-----------------------------------------------------------------------------------
Net investment income (loss)                                                  4,584
-----------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on transactions from:
    Investments                                                          $   (7,193)
    Futures                                                                  (1,015)
    Foreign exchange contracts                                                  318
    Options                                                                     235
    Swaps                                                                       (45)
Change in net unrealized appreciation (depreciation) of:
    Investments                                                              50,494
    Futures                                                                     644
    Foreign exchange translations                                                88
    Options                                                                     (15)
    Swaps                                                                       155
-----------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
 on investments, futures, foreign
 exchange transactions, options and swaps                                    43,666
-----------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                    $   48,250
-----------------------------------------------------------------------------------
*   Includes reimbursements of
     investment advisory, administration
     and shareholder servicing fees:                                     $       35
-----------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Diversified Fund

STATEMENT OF CHANGES IN NET ASSETS        FOR THE PERIODS INDICATED
(Amounts in thousands)

                                                                             1/1/03
                                                                            THROUGH      YEAR ENDED
                                                                            6/30/03        12/31/02
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)                                             $    4,584      $   11,171
Net realized gain (loss) on investments,
 futures, foreign exchange transactions,
 options and swaps                                                           (7,700)        (48,600)
Change in net unrealized appreciation
 (depreciation) of investments, futures,
 foreign exchange translations, options and swaps                            51,366         (46,496)
---------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets from operations                        48,250         (83,925)
---------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                        (4,453)        (12,137)
---------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
Increase (decrease) from capital share transactions                          21,225        (227,717)
---------------------------------------------------------------------------------------------------
    Total increase (decrease) in net assets                                  65,022        (323,779)
---------------------------------------------------------------------------------------------------

NET ASSETS:
Beginning of period                                                         524,646         848,425
---------------------------------------------------------------------------------------------------
End of period                                                            $  589,668      $  524,646
---------------------------------------------------------------------------------------------------
Accumulated undistributed (overdistributed)
 net investment income                                                   $      162      $       31
---------------------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Diversified Fund

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

J.P. Morgan Institutional Funds ("JPMIF" or the "Trust") was organized on November 4, 1992 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. JPMorgan Diversified Fund ("DF" or the "Fund") is a separate series of the Trust. The Fund offers Class A, Class B, Class C, Institutional and Select shares.

Class A shares generally provide for a front-end sales charge while Class B and Class C shares provide for a contingent deferred sales charge. Class B shares automatically convert to Class A shares after eight years. No sales charges are assessed with respect to the Institutional and Select Class. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different transfer agent, distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

2. REORGANIZATION

Prior to the open of business on March 24, 2003, DF (the "Acquiring Fund") acquired all the net assets of the JPMorgan Balanced Fund (the "Target Fund"), as shown in the table below, pursuant to the Reorganization Plan approved by the Target Fund's shareholders on February 13, 2003. The transaction was structured for tax purposes to qualify as a tax-free reorganization under the Internal Revenue Code. Under the Reorganization Plan, shareholders of the Target Fund received shares in the Acquiring Fund with a value equal to their holdings in the Target Fund.

The following is a summary of Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation (Depreciation) immediately before and after the reorganization (amounts in thousands, except per share amounts):

JPMORGAN DIVERSIFIED FUND REORGANIZATION

                                                                            NET ASSET    NET UNREALIZED
                                               SHARES                           VALUE      APPRECIATION
                                          OUTSTANDING       NET ASSETS      PER SHARE    (DEPRECIATION)
TARGET FUND
JPMorgan Balanced Fund                                                                       $   (3,247)
   Class A                                      1,766       $   41,788      $   23.67
   Class B                                        527       $   12,459      $   23.62
   Class C                                         28       $      668      $   23.62
   Select                                         391       $    9,290      $   23.76

ACQUIRING FUND
JPMorgan Diversified Fund                                                                    $   29,817
   Institutional                               23,466       $  252,713      $   10.77
   Select                                      22,946       $  247,123      $   10.77

POST REORGANIZATION
JPMorgan Diversified Fund                                                                    $   26,570
   Class A                                      3,881       $   41,788      $   10.77
   Class B                                      1,157       $   12,459      $   10.77
   Class C                                         62       $      668      $   10.77
   Institutional                               23,466       $  252,713      $   10.77
   Select                                      23,809       $  256,413      $   10.77

3. SIGNIFICANT ACCOUNTING POLICIES

THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
FUND:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. VALUATION OF INVESTMENTS -- Equity securities, options and futures contracts are valued at the last sale price on the exchange on which they are primarily traded. The value of National Market System equity securities quoted by The Nasdaq Stock Market, Inc. shall generally be the Nasdaq Official Closing Price. Securities for which sale prices are not available and other over-the-counter securities are valued at the mean between the bid and asked quotations. Fixed income securities (other than convertible bonds) with a maturity of 61 days or more held by Funds will be valued each day based on readily available market quotations received from independent or affiliated commercial pricing services. Such pricing services will generally provide bidside quotations. Convertible bonds are valued at the last sale price on the primary exchange on which the bond is principally traded. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. It is reasonably possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market value.

Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund's net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Trustees.

B. FUTURES CONTRACTS -- When the Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the Fund makes (or receives) additional cash payments daily to (or from) the broker. Changes in the value of the contract are recorded as unrealized appreciation (depreciation) until the contract is closed or settled.

Index futures contracts are used to control the asset mix of the Fund in the most efficient manner. Short index futures contracts are used for hedging purposes, i.e. to reduce the exposure to equities. Long index futures contracts are used to gain exposure to equities, when it is anticipated that this will be more efficient than buying stocks directly. The Fund uses debt futures for managing duration.

Use of long futures contracts subjects the Fund to risk of loss in excess of amounts shown on the Statement of Assets and Liabilities up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

As of June 30, 2003, the Fund had outstanding futures contracts as listed on its Portfolio of Investments.

C. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates, or at the mean of the current bid and asked prices, of such currencies against the U.S. dollar as quoted by a major bank, on the following basis:

   1. Market value of investment securities and other assets and liabilities: at the rate of exchange at the valuation date.

   2. Purchases and sales of investment securities, income and expenses: at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the periods, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the year. Accordingly, such realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Reported realized foreign currency gains or losses arise from disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies which are held at period end.

D. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Fund may enter into forward foreign currency contracts (obligations to purchase or sell foreign currency in the future on a date and price fixed at the time the contracts are entered into) to manage the Fund's exposure to foreign currency exchange fluctuations. Each day the forward contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market". When the forward contract is closed, or the delivery of the currency is made or taken, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Fund is subject to off-balance sheet risk to the extent of the value of the contracts for purchases of foreign currency and in an unlimited amount for sales of foreign currency.

As of June 30, 2003, the Fund had outstanding forward foreign currency contracts as listed on its Portfolio of Investments.

E. WRITTEN OPTIONS -- When the Fund writes an option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the written option and the change is recorded in a corresponding unrealized gain or loss account. When a written option expires on its stipulated expiration date, or when a closing transaction is entered into, the related liability is extinguished and the fund realizes a gain or loss contingent on whether the cost of the closing transaction exceeds the premium received when the option was written.

The Fund writes options on securities, futures and interest rate swaps ("swaptions"). These options are settled for cash and subject the Fund to unlimited risk of loss. The Fund, however, is not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

As of June 30, 2003, the Fund had written options contracts outstanding as listed on its Portfolio of Investments.

Transactions in options written during the period ended June 30, 2003, were as follows (amounts in thousands):

                                    NUMBER OF        PREMIUMS
                                        UNITS        RECEIVED
Options outstanding at
 December 31, 2002                    (40,800)       $    432
Options written                      (251,500)          1,324
Options terminated in closing
 purchase transactions                200,800          (1,199)
Options exercised                          --              --
Options outstanding at
 June 30, 2003                        (91,500)       $    557

F. SWAPS -- The Fund may engage in swap transactions, specifically interest rate, currency, fixed income, index and total return swaps in order to obtain a desired return at a lower cost than if the Fund had invested directly in the asset that yielded the desired return. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The interest to be paid or received on swaps is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon termination of swap agreements. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

As of June 30, 2003, the Fund had outstanding swap agreements as listed on its Portfolio of Investments.

G. COMMITMENTS -- The Fund may enter into commitments to buy and sell investments to settle on future dates as part of their normal investment activities. These commitments are reported at market value in the financial statements. Credit risk exists on these commitments to the extent of any unrealized gains on the underlying securities purchased and any realized gains on the underlying securities sold. Market risk exists on commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

H. DOLLAR ROLLS -- The Fund may enter into dollar rolls (principally using TBA's) in which the Fund sells mortgage securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Fund accounts for such dollar rolls as purchases and sales and receives compensation as consideration for entering into the commitment to repurchase. The Fund must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities.

The Fund had TBA Dollar Rolls outstanding as of June 30, 2003, which are included in Receivable for Investment securities sold and Payable for Investment securities purchased on the Statement of Assets and Liabilities. The Fund segregates assets with a current value at least equal to the amount of its TBA Dollar Rolls.

In a "fee" roll, the compensation is recorded as deferred income and amortized to income over the roll period. The counterparty receives all principal and interest payments, including prepayments, made in respect of a security subject to such a contract while it is the holder. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The Fund engages in dollar rolls for the purpose of enhancing its yields, principally by earning a negotiated fee. The Fund had no fee based dollar rolls outstanding as of June 30, 2003.

I. RESTRICTED AND ILLIQUID SECURITIES -- The Fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale or are illiquid.

Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

J. SECURITIES ON LOAN -- For the Fund, the Board of Trustees has approved the lending of securities, through its custodian JPMorgan Chase Bank ("JPMCB", an affiliate of the Fund) acting as lending agent to certain borrowers. By lending investment securities, the Fund attempts to increase its net investment income through the receipt of interest (after rebates and fees) on collateral received in connection with the loan. The net amount of interest earned, after the rebate and fee, is included in the Statement of Operations as Securities lending (net).

The loans are secured by collateral at least equal, at all times to the value of the securities loaned plus accrued interest. Gain or loss on the value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund also continues to receive interest or dividends on the securities loaned. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

JPMCB invests the cash collateral on behalf of the Fund in accordance with investment guidelines contained in the securities lending agreement. At June 30, 2003, the market value of securities loaned and the amount of collateral received were as follows (amounts in thousands):

                    MARKET VALUE OF       MARKET VALUE OF
                  SECURITIES LOANED   COLLATERAL RECEIVED
                            $ 2,807              $ 2,882

JPMCB as lending agent received a fee of $2 (amount in thousands) from the Fund, which is equal to 0.06% of the average dollar value of loans of U.S. securities outstanding during a given month and 0.1142% of the average dollar value of loans on non-U.S. securities outstanding during a given month.

Risks of delay in recovery of securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the securities received. JPMCB will indemnify the Fund from any loss resulting from a borrower's failure to return a loaned security when due.

K. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts. Dividend income is recorded on the ex-dividend date or when the Fund first learns of the dividend.

Purchases of To Be Announced (TBA), when-issued or delayed delivery securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. It is the Fund's policy to segregate assets with a current value at least equal to the amount of its TBA, when-issued or delayed delivery purchase commitments.

L. ALLOCATION OF INCOME AND EXPENSES -- Expenses directly attributable to a Fund are charged to that Fund; other expenses of the Trust are allocated proportionately among each of the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class are charged directly to such class. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

M. FEDERAL INCOME TAXES -- The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. In addition, the Fund intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

N. FOREIGN TAXES -- The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

O. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature, (i.e., that they result from other than timing of recognition -- "temporary differences"), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. INVESTMENT ADVISORY FEE -- Pursuant to an Investment Advisory Agreement, J.P. Morgan Investment Management, Inc. ("JPMIM" or "Advisor") acts as the investment advisor to the Fund. JPMIM is a wholly owned subsidiary of J.P. Morgan Chase & Co. ("JPMorgan"). The Advisor supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.55% of the average daily net assets for the Fund.

The Advisor waived fees as outlined in Note 4.F.

The Fund may invest in one or more of the affiliated JPMorgan Money Market Funds. The Advisor has agreed to waive and/or reimburse its advisory fee from the Fund in an amount sufficient to offset any doubling up of investment advisory, administration and shareholder servicing fees related to the Fund's investment in an affiliated money market fund.

B. DISTRIBUTION FEE -- Pursuant to a Distribution Agreement, J.P. Morgan Fund Distributors, Inc. ("JPMFD" or "Distributor"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Trust's exclusive underwriter and promotes and arranges for the sale of the Fund's shares. JPMFD receives no compensation in its capacity as the Fund's underwriter.

The Trustees have adopted Distribution Plans (the "Distribution Plans") for Class A, Class B, and Class C shares of the Fund in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plans provide that the Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below (%):

                        CLASS A    CLASS B   CLASS C
                           0.25       0.75      0.75

In addition, JPMFD receives the contingent deferred sales charge ("CDSC") from redemptions of Class B and C shares.

The Distributor waived fees as outlined in Note 4.F.

C. SHAREHOLDER SERVICING FEE -- The Trust has entered into a Shareholder Servicing Agreement with JPMCB under which JPMCB provides account administration and personal account maintenance service to the shareholders. JPMCB may obtain the services of one or more Shareholder Servicing Agents. For these services JPMCB or the Shareholder Servicing Agent will receive a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below (%):

            CLASS A    CLASS B  CLASS C   INSTITUTIONAL   SELECT
               0.25       0.25     0.25            0.10     0.25

In addition, JPMCB, Charles Schwab & Co. ("Schwab") and JPMIF are parties to separate servicing and operating agreements (the "Schwab Agreements") whereby Schwab makes shares of the Fund available to customers of investment advisors and other financial intermediaries who are Schwab's clients. The Fund is not responsible for payments to Schwab under the Schwab Agreements; however, in the event the servicing agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationships between Schwab, JPMIF and JPMCB are terminated, the Fund would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

The Shareholder Servicing Agents waived fees as outlined in Note 4.F.

D. CUSTODIAN AND ACCOUNTING FEES -- JPMCB provides portfolio accounting and custody services for the Fund. Compensation for such services is presented in the Statement of Operations as Custodian fees. The custodian fees may be reduced by credits earned by the Fund, based on the uninvested cash balances held by the custodian. Such earning credits are presented separately in the Statement of Operations.

E. ADMINISTRATION FEE -- Pursuant to the Administration Agreement, JPMCB (the "Administrator") provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate equal to 0.15% of the first $25 billion of the average daily net assets of all non-money market funds in the JPMorgan Fund Complex and 0.075% of the average daily net assets in excess of $25 billion.

BISYS Fund Services, L.P. ("BISYS") serves as the Fund's sub-administrator. For its services as sub-administrator, BISYS receives a portion of the fees payable to JPMCB as Administrator.

The Administrator has contractually agreed to reimburse the Fund to the extent that total operating expenses (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed the percentage of its respective average daily net assets as shown in the table below (%):

            CLASS A   CLASS B   CLASS C   INSTITUTIONAL   SELECT
               1.25      1.93      1.93            0.65     0.98

The expense limitation percentages in the table above are due to expire as follows:

                         CLASS A      CLASS B      CLASS C    INSTITUTIONAL      SELECT
                         4/30/06      4/30/06      4/30/06          4/30/05     4/30/06

The Administrator waived fees and reimbursed expenses as outlined in Note 4.F.

F. WAIVERS AND REIMBURSEMENTS -- For the six months ended June 30, 2003, the Fund's vendors waived fees as follows (amounts in thousands):

                                              CONTRACTUAL WAIVERS
                         ---------------------------------------------------------------
                         INVESTMENT                  SHAREHOLDER
                           ADVISORY  ADMINISTRATION    SERVICING  DISTRIBUTION     TOTAL
                              $ 273           $ 102        $ 161        $   --    $  536

In addition, during the period, the Administrator voluntarily waived expenses of $77 (amount in thousands).

G. OTHER -- Certain officers of the Trust are officers of JPMorgan or of BISYS or their subsidiaries.

During the period, the Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Advisor.

For the six months ended June 30, 2003, the Fund incurred less than one thousand dollars as brokerage commissions with brokers/dealers affiliated with JPMCB.

5. CLASS SPECIFIC EXPENSES

The Fund's class specific expenses for the six months ended June 30, 2003 are as follows (amounts in thousands):

                                        SHAREHOLDER
                                          SERVICING    DISTRIBUTION    TRANSFER AGENT
Class A                                  $       29      $       29        $       41
Class B                                           8              26                12
Class C                                           1               1                 1
Institutional                                   129              --                 5
Select                                          321              --                31
                                       ----------------------------------------------
                                         $      488      $       56        $       90
                                       ----------------------------------------------

6. CLASS SPECIFIC DISTRIBUTIONS

The Fund's class specific distributions from net investment income and realized gain on investment transactions for the six months ended June 30, 2003, and the year ended December 31, 2002, are as follows (amounts in thousands):

                                           SIX MONTHS ENDED 6/30/03                 YEAR ENDED 12/31/02
                                      ---------------------------------     ---------------------------------
                                                    NET                                   NET
                                      INVESTMENT INCOME   REALIZED GAIN     INVESTMENT INCOME   REALIZED GAIN
Class A                                       $     160        $     --             $      --        $     --
Class B                                              25              --                    --              --
Class C                                               1              --                    --              --
Institutional                                     2,407              --                 6,452              --
Select                                            1,860              --                 5,685              --
                                              $   4,453        $     --             $  12,137        $     --

7. INVESTMENT TRANSACTIONS

For the six months ended June 30, 2003, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

                                               PURCHASES               SALES         PURCHASES            SALES
                                         (EXCLUDING U.S.     (EXCLUDING U.S.           OF U.S.          OF U.S.
                                             GOVERNMENT)         GOVERNMENT)        GOVERNMENT       GOVERNMENT
                                               $ 163,677           $ 191,720         $ 549,786        $ 574,348

8. FEDERAL INCOME TAX MATTERS

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at June 30, 2003, are as follows (amounts in thousands):

                                                                        GROSS           GROSS    NET UNREALIZED
                                                   AGGREGATE       UNREALIZED      UNREALIZED      APPRECIATION
                                                        COST     APPRECIATION    DEPRECIATION    (DEPRECIATION)
                                                   $ 576,344         $ 78,681        $ (8,469)         $ 70,212

9. BANK BORROWINGS

Pursuant to a Line of Credit Agreement, dated April 17, 2003, the Fund may borrow money for temporary or emergency purposes. The Fund has entered into the agreement, enabling it to participate with other JPMorgan Funds in a line of credit with JPMCB, as administrative agent, and with a syndicate of banks, which permits borrowings up to $250 million, collectively. Interest is charged to the Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Fund also pays a commitment fee of 0.09% per annum on the average daily amount of the available commitment, which is allocated on a pro-rata basis to the Fund. The commitment fee is included in Other expenses on the Statement of Operations. This agreement will expire on April 15, 2004.

Prior to April 17, 2003, the Fund could borrow money for temporary or emergency purposes. The Fund had entered into an agreement, enabling it to participate with other JPMorgan Funds in an unsecured line of credit with a syndicate of banks, which permitted borrowings up to $400 million, collectively. Interest was charged to the Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Fund also paid a commitment fee of 0.09% per annum on the average daily amount of the available commitment, which was allocated on a pro-rata basis to the Fund. This agreement expired on April 16, 2003.

The Fund had no borrowings outstanding at June 30, 2003, nor at anytime during the period then ended.

10. CONCENTRATIONS AND INDEMNIFICATIONS

The Fund may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the year. Such concentrations may subject the Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could then cause the securities and their markets to be less liquid and their prices more volatile than those of comparable U.S. securities.

The ability of the issuers of debt, asset-backed and mortgage-backed securities, along with counterparties to swap and option agreements, to meet their obligations may be affected by the economic and political developments in a specific industry or region. The value of asset-backed and mortgage-backed securities can be significantly affected by changes in interest rates or rapid principal payments including prepayments.

From time to time, the Fund may have a concentration of several shareholders which may be a related party, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

In the normal course of business, the Fund may enter into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund can expect the risk of loss to be remote.

11. SUBSEQUENT EVENTS

On or about September 1, 2003, J.P. Morgan Fleming Asset Management (USA), Inc. ("JPMFAM") and Robert Fleming, Inc. ("RFI") will merge into JPMIM. JPMIM, as the surviving entity, will assume all the rights and obligations of JPMFAM and RFI.

In addition, on or about October 1, 2003, it is expected that JPMIM will change from being a wholly owned subsidiary of JPMorgan ("Parent") to being an indirectly wholly owned subsidiary of the Parent, with the intermediary being J.P. Morgan Fleming Asset Management Holdings, Inc.

The investment advisory services and personnel providing these services will not change as a result of the mergers.

12. CAPITAL SHARE TRANSACTIONS

Capital share transactions were as follows for the periods presented (amounts in thousands):

                                                              SIX MONTHS ENDED            YEAR ENDED
                                                                JUNE 30, 2003*     DECEMBER 31, 2002
CLASS A SHARES
AMOUNT
   Shares sold                                                       $   1,336             $      --
   Shares issued in connection with
    Fund Reorganization (Note 2)                                        41,788                    --
   Shares issued in reinvestment of distributions                          132                    --
   Shares redeemed                                                      (2,427)                   --
----------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund shares outstanding                $  40,829             $      --
----------------------------------------------------------------------------------------------------
SHARES
   Shares sold                                                             121                    --
   Shares issued in connection with
    Fund Reorganization (Note 2)                                         3,881                    --
   Shares issued in reinvestment of distributions                           12                    --
   Shares redeemed                                                        (219)                   --
----------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund shares outstanding                    3,795                    --
----------------------------------------------------------------------------------------------------

CLASS B SHARES
AMOUNT
   Shares sold                                                       $     324             $      --
   Shares issued in connection with
    Fund Reorganization (Note 2)                                        12,459                    --
   Shares issued in reinvestment of distributions                           22                    --
   Shares redeemed                                                        (846)                   --
----------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund shares outstanding                $  11,959             $      --
----------------------------------------------------------------------------------------------------
SHARES
   Shares sold                                                              29                    --
   Shares issued in connection with
    Fund Reorganization (Note 2)                                         1,157                    --
   Shares issued in reinvestment of distributions                            2                    --
   Shares redeemed                                                         (77)                   --
----------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund shares outstanding                    1,111                    --
----------------------------------------------------------------------------------------------------

* From commencement of operations on March 24, 2003.

                                                              SIX MONTHS ENDED            YEAR ENDED
                                                                JUNE 30, 2003*     DECEMBER 31, 2002
CLASS C SHARES
AMOUNT
   Shares sold                                                       $      15            $       --
   Shares issued in connection with
    Fund Reorganization (Note 2)                                           668                    --
   Shares issued in reinvestment of distributions                           --^                   --
   Shares redeemed                                                         (50)                   --
----------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund shares outstanding                $     633            $       --
----------------------------------------------------------------------------------------------------
SHARES
   Shares sold                                                               1                    --
   Shares issued in connection with
    Fund Reorganization (Note 2)                                            62                    --
   Shares issued in reinvestment of distributions                           --^                   --
   Shares redeemed                                                          (4)                   --
----------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund shares outstanding                       59                    --
----------------------------------------------------------------------------------------------------

INSTITUTIONAL SHARES
AMOUNT
   Shares sold                                                       $  23,262            $   53,015
   Shares issued in connection with
    Fund Reorganization (Note 2)                                            --                    --
   Shares issued in reinvestment of distributions                        2,128                 5,710
   Shares redeemed                                                     (33,850)             (258,625)
----------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund shares outstanding                $  (8,460)           $ (199,900)
----------------------------------------------------------------------------------------------------
SHARES
   Shares sold                                                           2,151                 4,424
   Shares issued in connection with
    Fund Reorganization (Note 2)                                            --                    --
   Shares issued in reinvestment of distributions                          191                   506
   Shares redeemed                                                      (3,060)              (21,182)
----------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund shares outstanding                     (718)              (16,252)
----------------------------------------------------------------------------------------------------

* For Class C, from commencement of operations on March 24, 2003.
^ Amount rounds to less than one thousand.

                                                              SIX MONTHS ENDED            YEAR ENDED
                                                                 JUNE 30, 2003     DECEMBER 31, 2002
SELECT SHARES
AMOUNT
   Shares sold                                                       $  12,349            $  107,949
   Shares issued in connection with
    Fund Reorganization (Note 2)                                         9,290                    --
   Shares issued in reinvestment of distributions                        1,838                 5,611
   Shares redeemed                                                     (47,213)             (141,377)
----------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund shares outstanding                $ (23,736)           $  (27,817)
----------------------------------------------------------------------------------------------------
SHARES
   Shares sold                                                           1,130                 9,956
   Shares issued in connection with
    Fund Reorganization (Note 2)                                           862                    --
   Shares issued in reinvestment of distributions                          165                   499
   Shares redeemed                                                      (4,354)              (12,518)
----------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund shares outstanding                   (2,197)               (2,063)
----------------------------------------------------------------------------------------------------

JPMorgan Diversified Fund

FINANCIAL HIGHLIGHTS

CLASS A SHARES

                                                                           3/24/03*
                                                                            THROUGH
                                                                            6/30/03
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                       $  10.77
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                                                0.04@
   Net gains or losses on securities
    (both realized and unrealized)                                             0.83
-----------------------------------------------------------------------------------
   Total from investment operations                                            0.87
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
   Dividends from net investment income                                        0.04
   Distributions from capital gains                                              --
-----------------------------------------------------------------------------------
   Total distributions                                                         0.04
-----------------------------------------------------------------------------------
Net asset value, end of period                                             $  11.60
-----------------------------------------------------------------------------------
TOTAL RETURN(a)(b)                                                             8.10%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (millions)                                    $     44
RATIOS TO AVERAGE NET ASSETS:#
   Net expenses                                                                1.25%
   Net investment income (loss)                                                1.24%
   Expenses without waivers,
    reimbursements and earnings credits                                        1.67%
   Net investment income (loss)
    without waivers, reimbursements
    and earnings credits                                                       0.82%
PORTFOLIO TURNOVER RATE(a)                                                      138%
-----------------------------------------------------------------------------------

  * Commencement of offering of class of shares.
  @ Calculated based upon average shares outstanding.
(a) Not annualized for periods less than one year.
(b) Total return figures do not include the effect of any front-end sales load. # Short periods have been annualized.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

CLASS B SHARES

                                                                           3/24/03*
                                                                            THROUGH
                                                                            6/30/03
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                       $  10.77
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                                                0.02@
   Net gains or losses on securities
    (both realized and unrealized)                                             0.83
-----------------------------------------------------------------------------------
    Total from investment operations                                           0.85
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
   Dividends from net investment income                                        0.02
   Distributions from capital gains                                              --
-----------------------------------------------------------------------------------
   Total distributions                                                         0.02
-----------------------------------------------------------------------------------
Net asset value, end of period                                             $  11.60
-----------------------------------------------------------------------------------
TOTAL RETURN(a)(b)                                                             7.91%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (millions)                                    $     13
RATIOS TO AVERAGE NET ASSETS:#
   Net expenses                                                                1.93%
   Net investment income (loss)                                                0.56%
   Expenses without waivers,
    reimbursements and earnings credits                                        2.17%
   Net investment income (loss)
    without waivers, reimbursements
    and earnings credits                                                       0.32%
PORTFOLIO TURNOVER RATE(a)                                                      138%
-----------------------------------------------------------------------------------

  * Commencement of offering of class of shares.
  @ Calculated based upon average shares outstanding.
(a) Not annualized for periods less than one year.
(b) Total return figures do not include the effect of any deferred sales load. # Short periods have been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

CLASS C SHARES

                                                                           3/24/03*
                                                                            THROUGH
                                                                            6/30/03
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                       $  10.77
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                                                0.02@
   Net gains or losses on securities
    (both realized and unrealized)                                             0.83
-----------------------------------------------------------------------------------
    Total from investment operations                                           0.85
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
   Dividends from net investment income                                        0.02
   Distributions from capital gains                                              --
-----------------------------------------------------------------------------------
   Total distributions                                                         0.02
-----------------------------------------------------------------------------------
Net asset value, end of period                                             $  11.60
-----------------------------------------------------------------------------------
TOTAL RETURN(a)(b)                                                             7.90%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (millions)                                    $      1
RATIOS TO AVERAGE NET ASSETS:#
   Net expenses                                                                1.93%
   Net investment income (loss)                                                0.56%
   Expenses without waivers,
    reimbursements and earnings credits                                        2.17%
   Net investment income (loss)
    without waivers, reimbursements
    and earnings credits                                                       0.32%
PORTFOLIO TURNOVER RATE(a)                                                      138%
-----------------------------------------------------------------------------------

  * Commencement of offering of class of shares.
  @ Calculated based upon average shares outstanding.
(a) Not annualized for periods less than one year.
(b) Total return figures do not include the effect of any deferred sales load. # Short periods have been annualized.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

INSTITUTIONAL SHARES

                                           1/1/03        YEAR       7/1/01       YEAR       YEAR      YEAR       YEAR
                                          THROUGH       ENDED      THROUGH      ENDED      ENDED     ENDED      ENDED
                                          6/30/03    12/31/02    12/31/01^    6/30/01    6/30/00   6/30/99    6/30/98
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period      $ 10.76    $  12.65     $  13.20    $ 14.93    $ 14.69   $ 14.18    $ 13.39
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)              0.10@       0.25@        0.14@      0.39       0.38      0.38       0.39
   Net gains or losses on securities
    (both realized and unrealized)           0.84       (1.89)       (0.50)     (1.38)      0.61      1.44       1.89
---------------------------------------------------------------------------------------------------------------------
   Total from investment operations          0.94       (1.64)       (0.36)     (0.99)      0.99      1.82       2.28
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
   Dividends from net investment income      0.10        0.25         0.19       0.38       0.27      0.39       0.59
   Distributions from capital gains            --          --           --       0.36       0.48      0.92       0.90
---------------------------------------------------------------------------------------------------------------------
   Total distributions                       0.10        0.25         0.19       0.74       0.75      1.31       1.49
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $ 11.60    $  10.76     $  12.65    $ 13.20    $ 14.93   $ 14.69    $ 14.18
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(a)                              8.80%     (13.00%)      (2.71%)    (6.69%)     6.88%    13.77%     18.42%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (millions)   $   267    $    255     $    505    $   582    $   622   $   609    $   332
RATIOS TO AVERAGE NET ASSETS:#
   Net expenses                              0.65%       0.65%        0.65%      0.65%      0.65%     0.65%      0.65%
   Net investment income (loss)              1.85%       1.98%        2.21%      2.75%      2.48%     2.55%      3.12%
   Expenses without waivers,
    reimbursements and earnings credits      0.91%       0.91%        0.87%      0.83%      0.80%     0.84%      0.88%
   Net investment income (loss)
    without waivers, reimbursements
    and earnings credits                     1.59%       1.72%        1.99%      2.57%      2.33%     2.36%      2.89%
PORTFOLIO TURNOVER RATE(a)~                   138%        232%         107%       185%       217%      144%        82%
---------------------------------------------------------------------------------------------------------------------

  ^ The Fund changed its fiscal year end from June 30 to December 31.
  @ Calculated based upon average shares outstanding.
(a) Not annualized for periods less than one year.
  # Short periods have been annualized.
  ~ Prior to September 10, 2001, DF invested all of its investable assets in The
    Diversified Portfolio ("DP"). The portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of DP.

SEE NOTES TO FINANCIAL STATEMENTS.

SELECT CLASS SHARES+

                                           1/1/03        YEAR       7/1/01       YEAR       YEAR      YEAR       YEAR
                                          THROUGH       ENDED      THROUGH      ENDED      ENDED     ENDED      ENDED
                                          6/30/03    12/31/02    12/31/01^    6/30/01    6/30/00   6/30/99    6/30/98
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period      $ 10.76    $  12.65     $  13.36    $ 15.15    $ 14.92   $ 13.74    $ 12.67
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)              0.09@       0.20@        0.13@      0.35       0.33      0.31       0.30
   Net gains or losses on securities
    (both realized and unrealized)           0.84       (1.87)       (0.52)     (1.41)       0.63     1.47       1.85
---------------------------------------------------------------------------------------------------------------------
   Total from investment operations          0.93       (1.67)       (0.39)     (1.06)       0.96     1.78       2.15
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
   Dividends from net investment income      0.08        0.22         0.32       0.35       0.24      0.33       0.48
   Distributions from capital gains            --          --           --       0.38       0.49      0.27       0.60
---------------------------------------------------------------------------------------------------------------------
   Total distributions                       0.08        0.22         0.32       0.73       0.73      0.60       1.08
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $ 11.61    $  10.76     $  12.65    $ 13.36    $ 15.15   $ 14.92    $ 13.74
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(a)                              8.69%     (13.22%)      (2.90%)    (7.01%)     6.61%    13.35%     18.06%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (millions)   $   265    $    270     $    343    $   360    $   359   $   266    $   227
RATIOS TO AVERAGE NET ASSETS:#
   Net expenses                              0.92%       0.91%        0.93%      0.98%      0.96%     0.98%      0.98%
   Net investment income (loss)              1.57%       1.72%        1.96%      2.42%      2.19%     2.22%      2.81%
   Expenses without waivers,
    reimbursements and earnings credits      1.08%       1.08%        1.03%      1.01%      0.98%     1.01%      1.07%
   Net investment income (loss)
    without waivers, reimbursements
    and earnings credits                     1.41%       1.55%        1.86%      2.39%      2.17%     2.19%      2.72%
PORTFOLIO TURNOVER RATE(a)~                   138%        232%         107%       185%       217%      144%        82%
---------------------------------------------------------------------------------------------------------------------

  + Prior to the open of business on September 10, 2001, the class underwent a split of shares in connection with a prior Fund reorganization. Prior periods have been restated to reflect the split.
  ^ The Fund changed its fiscal year end from June 30 to December 31.
  @ Calculated based upon average shares outstanding.
(a) Not annualized for periods less than one year.
  # Short periods have been annualized.
  ~ Prior to September 10, 2001, DF invested all of its investable assets in The
    Diversified Portfolio ("DP"). The portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of DP.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Diversified Fund

REPORT OF INDEPENDENT AUDITORS


To the Trustees and Shareholders of
JPMorgan Diversified Fund


In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Diversified Fund (the "Fund") at June 30, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
August 21, 2003

JPMorgan Diversified Fund

SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)


A Special Meeting of Shareholders was held on February 13, 2003 at 522 Fifth Avenue, New York, New York 10036 for purposes of approving an Agreement and Plan of Reorganization (the "Reorganization Plan") between the following series of J.P. Morgan Institutional Funds and J.P. Morgan Mutual Fund Group:


ACQUIRING FUND                                               TARGET FUND
JPMorgan Diversified Fund                  JPMorgan Balanced Fund ("BF")

Under the Reorganization Plan, the Target Fund transferred all of its assets and liabilities to the Acquiring Fund in a tax-free reorganization. In exchange, shareholders of the Target Fund received shares of the Acquiring Fund with a value equal to their respective holdings in the Target Fund. A majority of shareholders approved the Reorganization Plan by the following votes:

                                  FOR         AGAINST          ABSTAIN
BF                          1,495,033          78,442           92,806

JPMorgan Family of Funds

U.S. EQUITY FUNDS

Capital Growth Fund
Disciplined Equity Fund
Disciplined Equity Value Fund
Diversified Fund
Dynamic Small Cap Fund
Equity Growth Fund
Equity Income Fund
Growth and Income Fund
Mid Cap Equity Fund
Mid Cap Growth Fund
Mid Cap Value Fund
Small Cap Equity Fund
Small Cap Growth Fund
Trust Small Cap Equity Fund
U.S. Equity Fund
U.S. Small Company Fund
U.S. Small Company Opportunities Fund
Value Opportunities Fund

INTERNATIONAL EQUITY FUNDS

Fleming Asia Equity Fund
Fleming Emerging Markets Equity Fund
Fleming European Fund
Fleming International Equity Fund
Fleming International Growth Fund
Fleming International Opportunities Fund
Fleming International Value Fund
Fleming Japan Fund

SPECIALTY FUNDS

Global 50 Fund
Global Healthcare Fund
Market Neutral Fund

TAX AWARE FUNDS

Fleming Tax Aware International Opportunities Fund
Tax Aware Disciplined Equity Fund
Tax Aware Enhanced Income Fund
Tax Aware Large Cap Growth Fund
Tax Aware Large Cap Value Fund
Tax Aware Short-Intermediate Income Fund
Tax Aware U.S. Equity Fund

INCOME FUNDS

Bond Fund
Bond Fund II
Enhanced Income Fund
Fleming Emerging Markets Debt Fund
Global Strategic Income Fund
Short Term Bond Fund
Short Term Bond Fund II
Strategic Income Fund
U.S. Treasury Income Fund

TAX FREE FUNDS

California Bond Fund
Intermediate Tax Free Income Fund
New Jersey Tax Free Income Fund
New York Intermediate Tax Free Income Fund
Tax Free Income Fund

MONEY MARKET FUNDS

100% U.S. Treasury Securities Money Market Fund
California Tax Free Money Market Fund
Federal Money Market Fund
Liquid Assets Money Market Fund
New York Tax Free Money Market Fund
Prime Money Market Fund
Tax Free Money Market Fund
Treasury Plus Money Market Fund
U.S. Government Money Market Fund

              Funds may be registered under separate registrants.

                     THIS PAGE IS INTENTIONALLY LEFT BLANK

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

JPMorgan Fleming Asset Management is a premier global wealth manager that has been working with affluent investors for over a hundred years. We have a keen understanding of the unique needs of the affluent investor's financial needs. The legacy of our experience coupled with our GLOBAL INTELLECTUAL CAPITAL is the foundation from which our investment products have been built. Our investment professionals are based in 44 countries across the globe. This local insight provides us with a global view of every investment decision we make which we believe is crucial in light of the ever-increasing rise of globalization in our market place. JPMorgan Fleming Asset Management is dedicated to working as an EXPERIENCED PARTNER with your financial advisor to help provide you with the WEALTH SOLUTIONS your portfolio needs.

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc., which is unaffiliated with The JPMorgan Chase Bank. JPMorgan Chase and its respective affiliates receive compensation from JPMorgan Funds for providing services to the Funds.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

To obtain a prospectus for any of the JPMorgan Funds, call 1-800-348-4782. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

JPMorgan Funds Fulfillment Center                                    PRSRT STD
       393 Manley Street                                           U.S. POSTAGE
West Bridgewater, MA 02379-1039                                       PAID
                                                                   PERMIT 2891
                                                                 KANSAS CITY, MO


(C) J.P. Morgan Chase & Co., 2003 All rights reserved, August 2003.

                                                                      SAN-DF-603

[GRAPHIC]

JPMORGAN FUNDS

SEMI-ANNUAL REPORT JUNE 30, 2003 (UNAUDITED)

U.S. EQUITY MID/SMALL CAP FUNDS

DYNAMIC SMALL CAP FUND
MID CAP EQUITY FUND
MID CAP GROWTH FUND
MID CAP VALUE FUND
SMALL CAP EQUITY FUND
SMALL CAP GROWTH FUND
TRUST SMALL CAP EQUITY FUND
U.S. SMALL COMPANY FUND
U.S. SMALL COMPANY OPPORTUNITIES FUND

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

JPMorgan Fleming Asset Management is a premier global wealth manager that has been working with affluent investors for over a hundred years. We have a keen understanding of the unique needs of the affluent investor's financial needs. The legacy of our experience coupled with our GLOBAL INTELLECTUAL CAPITAL is the foundation from which our investment products have been built. Our investment professionals are based in 44 countries across the globe. This local insight provides us with a global view of every investment decision we make which we believe is crucial in light of the ever-increasing rise of globalization in our market place. JPMorgan Fleming Asset Management is dedicated to working as an EXPERIENCED PARTNER with your financial advisor to help provide you with the WEALTH SOLUTIONS your portfolio needs.

CONTENTS

President's Letter                                   1

Fund Commentaries:                                   3

Dynamic Small Cap Fund                               3

Mid Cap Equity Fund                                  6

Mid Cap Growth Fund                                  9

Mid Cap Value Fund                                  12

Small Cap Equity Fund                               15

Small Cap Growth Fund                               18

Trust Small Cap Equity                              21

U.S. Small Company Fund                             24

U.S. Small Company Opportunities Fund               27

Portfolios of Investments                           30

Financial Statements                                62

Notes to Financial Statements                       79

Financial Highlights                               100

HIGHLIGHTS

-  Quicker than expected war sparks relief rally

-  Liquidity and positive Q1 earnings support investor sentiment

-  Economic data remains mixed

-  Small stocks attractive versus large

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objective, strategies and risks. Call JPMorgan Funds Service Center at (800) 348-4782 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

JPMORGAN U.S. MID AND SMALL CAP EQUITY FUNDS

PRESIDENT'S LETTER AUGUST 4, 2003

DEAR SHAREHOLDER:

We are pleased to present this semi-annual report for the JPMorgan U.S. Mid- and Small-Cap Equity Funds for the six months ended June 30, 2003.

THE "BAGHDAD BOUNCE" TRIGGERS A LIQUIDITY DRIVEN RALLY

Despite the uncertainty of the first few months of 2003, equity markets found direction once it became clear that allied troops would cross the border into Iraq in mid-March. Prior to that, wrangling in the United Nations regarding the legitimacy of war dogged market sentiment. However, the combination of action, followed by a quicker than expected war, led to a relief-rally -- the "Baghdad Bounce".

This then acquired momentum thanks to utterances by the Fed confirming its determination to avoid deflation and to nurture growth, a weaker dollar, and Congress's approval of a $350 billion package of tax cuts by the Bush administration, in an attempt to boost consumer demand. The combination of liquidity and the lack of any major negative earnings surprises supported investor sentiment. By June 30th, the S&P 500 Index of blue chip U.S. Small Cap had risen 11.77% year to date, while the S&P 600 Index of small company stocks was up 12.92%.

While stock market sentiment improved, economic data was mixed with the labor market sluggish, but deteriorating less rapidly, and core CPI -- the benchmark measure of inflation -- falling to its lowest level in 40 years, +1.5%. However, there was some positive leading indicator data towards the end of the period, prompting the Fed to comment in its Beige Book that: "the unwinding of war-related concerns appears to have provided some lift to business and consumer confidence, but most reports suggested that the effect had not been dramatic".

OUTLOOK

From an economic perspective, we expect the accomodative fiscal and monetary policies, combined with a weak dollar, to start delivering growth later this year and in 2004. This should provide further support to equities through improved earnings, while undermining bonds. The extent to which improving earnings will be reflected in stock prices is open to question, however, as price/earning valuation multiples are still not cheap relative to history. In the meantime, equities may be stuck in a trading range due to profit taking and concern about the recovery. In terms of capitalization, we believe that the prospects for small stocks are more attractive than those for large.

[SIDENOTE]

[PHOTO OF GEORGE C.W. GATCH]

From an economic perspective, we expect the accomodative fiscal and monetary policies, combined with a weak dollar, to start delivering growth later this year and in 2004.

FUND FAMILY NEWS

Effective July 31, 2003, JPMorgan U.S. Small Company Opportunities Fund's portfolio management team is led by Eytan Shapiro and Timothy Parton. Your Fund's investment objective will remain the same. In managing the Fund, J.P. Morgan Investment Management Inc. (JPMIM), the adviser, employs a philosophy that emphasizes long-term investments in growth companies with leading competitive positions, run by highly motivated and talented management that can sustain growth over a period of many years. The adviser uses a "bottom up" approach to construct the Fund's portfolio, basing its stock selection on a combination of proprietary company research complemented by research derived from third-party sources. The research process is designed to identify companies with predictable and durable business models deemed capable of achieving sustainable growth. Potential investments are subjected to rigorous financial analysis and a disciplined approach to valuation.

We would like to thank you for your investment. Should you have any questions, please feel free to contact the JPMorgan Funds Service Center at 1-800-348-4782.


Sincerely yours,

/s/ George C.W. Gatch

George C.W. Gatch
President
JPMorgan Funds

                                 JPMORGAN FUNDS

JPMORGAN DYNAMIC SMALL CAP FUND

AS OF JUNE 30, 2003                                                  (Unaudited)

FUND FACTS

Fund Inception                                     5/19/1997
Fiscal Year End                                  DECEMBER 31
Net Assets as of 6/30/2003
(In Millions)                                         $150.3
Primary Benchmark                          S&P SMALL CAP 600
                                          BARRA GROWTH INDEX

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Dynamic Small Cap Fund, which seeks capital growth over the long term, rose 12.60% (A shares, net of fees) in the six months ended June 30, 2003. This compares with a rise of 12.73% for the S&P SmallCap 600 Barra Growth Index.

Q: WHY DID THE FUND PERFORM THIS WAY?

A: The Fund participated in the rise in small capitalization U.S. growth stocks, although it trailed the S&P SmallCap 600 Barra Growth Index by a small margin.

   Stock selection in the consumer cyclical, Pharmaceutical and Energy sectors had the largest positive impact on relative performance. In consumer cyclical, two post-secondary education companies, Career Education Corp, and Education Management Corp, benefited from strong enrollment and tuition growth. Additionally, Coach Inc , which is among America's leading luxury accessory brands, reported strong third quarter sales and operating margins. Within pharmaceuticals, biotechnology companies, Scios and Celgene, were leading performers. Scios was acquired by Johnson & Johnson in February at a premium to the market price. Celgene, which makes drugs to treat cancer and immunological diseases, reported 45% 2002 revenue growth and forecast 40-50% 2003 revenue growth for its cancer treatment, Thalomid. In energy, Pride International, an oil & gas drilling contractor, benefited as drilling activity picked up in the Gulf of Mexico.

   Semiconductors and retail were the weakest sectors compared with the benchmark. In semiconductors, the Fund suffered from being less exposed to the lower quality, non-earning stocks that outperformed. Semiconductor capital equipment holding, Rudolph Technologies, underperformed due to concerns regarding increased competition in the market for semiconductor copper connection measurement and testing. Within retail, Too Inc and California Pizza Kitchen performed poorly. Too Inc, the girls' fashion retailer, reported a drop in first quarter profits after it misjudged spring fashion trends. California Pizza Kitchen experienced decelerating average weekly restaurant sales.

Q: HOW WAS THE FUND MANAGED?

A: In the absence of any clear, sustainable industry leadership coming out of the recession, the Fund has maintained broad diversification across the small-cap growth universe. The largest overweights were in the energy and pharmaceutical sectors. The largest underweights have been in finance and basic materials. We continue to look for ideas in the healthcare technology, pharmaceutical, software, and industrial cyclical areas that should deliver upside during the recovery.

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Consumer Goods & Services              26.8%
Technology                             21.1%
Industrial Products & Services         13.6%
Health Services & Systems              12.8%
Energy                                  9.0%
Finance & Insurance                     7.7%
Pharmaceuticals                         6.9%
Utilities                               0.7%
Short-Term Investments                  0.7%
REITs                                   0.5%
Telecommunications                      0.2%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. Career Education Corp.              2.1%
 2. Odyssey Healthcare, Inc.            2.0%
 3. Mid Atlantic Medical Servives       1.9%
 4. Fair Isaac Corp.                    1.6%
 5. Ansys, Inc.                         1.6%
 6. P.F. Chang's China Bistro, Inc.     1.6%
 7. Advanced Neuromodulation Systems    1.5%
 8. Heartland Express, Inc.             1.5%
 9. Education Management Corp.          1.4%
10. Cabot Microelectronics Corp.        1.4%

Top 10 equity holdings comprised 16.6% of the Portfolio's market value of investments ($25,354 in thousands). As of June 30, 2003 the Fund held 106 equity holdings. Portfolio holdings are subject to change at any time.

                                                 SEMI-ANNUAL REPORT JUNE 30 2003

                                                                     (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

                                                                                 SINCE
                                                                             INCEPTION
                                          1 YEAR      3 YEARS     5 YEARS    (5/19/97)
                                        ----------------------------------------------
CLASS A SHARES
               Without Sales Charge      (5.53%)     (12.78%)       1.47%        8.41%
                 With Sales Charge*     (10.94%)     (14.48%)       0.28%        7.36%
                                        ----------------------------------------------
CLASS B SHARES
                       Without CDSC      (6.11%)     (13.32%)       0.80%        7.69%
                        With CDSC**     (10.81%)     (14.05%)       0.46%        7.69%
                                        ----------------------------------------------
CLASS C SHARES
                       Without CDSC      (6.12%)     (13.32%)       0.80%        7.68%
                       With CDSC***      (7.06%)     (13.32%)       0.80%        7.68%
                                        ----------------------------------------------
SELECT SHARES                            (5.18%)     (12.40%)       1.79%        8.69%

  * Sales Charge for Class A Shares is 5.75%.
 ** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, 2% CDSC for the five year period and 0% for the period since inception.
*** Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

[CHART]

LIFE OF FUND PERFORMANCE (05/19/97 TO 06/30/03)

             JPMORGAN DYNAMIC SMALL CAP FUND   S&P SMALLCAP 600/BARRA   LIPPER SMALL-CAP
             (CLASS A SHARES)                  GROWTH INDEX             GROWTH FUNDS INDEX
May-1997                            $  9,425                 $ 10,000             $ 10,000
May-1997                            $  9,925                 $ 10,000             $ 10,000
Jun-1997                            $ 10,962                 $ 10,357             $ 10,535
Jul-1997                            $ 12,083                 $ 10,977             $ 11,169
Aug-1997                            $ 12,497                 $ 11,317             $ 11,347
Sep-1997                            $ 13,384                 $ 12,036             $ 12,302
Oct-1997                            $ 13,054                 $ 11,372             $ 11,674
Nov-1997                            $ 12,545                 $ 11,157             $ 11,410
Dec-1997                            $ 12,602                 $ 11,289             $ 11,258
Jan-1998                            $ 12,442                 $ 11,083             $ 11,091
Feb-1998                            $ 13,676                 $ 12,177             $ 11,988
Mar-1998                            $ 14,778                 $ 12,500             $ 12,529
Apr-1998                            $ 14,938                 $ 12,565             $ 12,621
May-1998                            $ 13,892                 $ 11,779             $ 11,727
Jun-1998                            $ 14,353                 $ 11,856             $ 12,071
Jul-1998                            $ 13,468                 $ 11,132             $ 11,163
Aug-1998                            $ 10,490                 $  8,847             $  8,725
Sep-1998                            $ 11,630                 $  9,463             $  9,192
Oct-1998                            $ 12,055                 $  9,929             $  9,554
Nov-1998                            $ 12,950                 $ 10,621             $ 10,331
Dec-1998                            $ 14,299                 $ 11,546             $ 11,366
Jan-1999                            $ 14,148                 $ 11,389             $ 11,641
Feb-1999                            $ 12,905                 $ 10,269             $ 10,521
Mar-1999                            $ 13,216                 $ 10,565             $ 10,997
Apr-1999                            $ 13,706                 $ 11,049             $ 11,426
May-1999                            $ 13,640                 $ 11,146             $ 11,488
Jun-1999                            $ 15,082                 $ 11,739             $ 12,564
Jul-1999                            $ 15,102                 $ 11,711             $ 12,520
Aug-1999                            $ 14,828                 $ 11,174             $ 12,345
Sep-1999                            $ 15,008                 $ 11,438             $ 12,793
Oct-1999                            $ 15,065                 $ 11,611             $ 13,538
Nov-1999                            $ 16,366                 $ 12,281             $ 15,247
Dec-1999                            $ 18,610                 $ 13,806             $ 18,321
Jan-2000                            $ 18,327                 $ 13,616             $ 18,130
Feb-2000                            $ 22,673                 $ 16,456             $ 23,442
Mar-2000                            $ 22,144                 $ 14,955             $ 21,602
Apr-2000                            $ 22,249                 $ 14,385             $ 18,932
May-2000                            $ 20,411                 $ 13,770             $ 17,383
Jun-2000                            $ 23,276                 $ 15,021             $ 20,445
Jul-2000                            $ 21,919                 $ 13,994             $ 19,114
Aug-2000                            $ 25,021                 $ 15,680             $ 21,169
Sep-2000                            $ 23,757                 $ 14,846             $ 20,121
Oct-2000                            $ 23,135                 $ 14,962             $ 18,612
Nov-2000                            $ 19,637                 $ 12,718             $ 15,442
Dec-2000                            $ 20,735                 $ 13,886             $ 16,807
Jan-2001                            $ 20,679                 $ 13,897             $ 17,320
Feb-2001                            $ 18,148                 $ 12,718             $ 15,103
Mar-2001                            $ 16,418                 $ 12,061             $ 13,636
Apr-2001                            $ 17,751                 $ 13,231             $ 15,109
May-2001                            $ 18,350                 $ 13,382             $ 15,519
Jun-2001                            $ 18,689                 $ 13,812             $ 15,910
Jul-2001                            $ 18,136                 $ 13,477             $ 15,023
Aug-2001                            $ 17,311                 $ 13,076             $ 14,134
Sep-2001                            $ 15,242                 $ 11,416             $ 11,928
Oct-2001                            $ 16,056                 $ 12,111             $ 12,802
Nov-2001                            $ 16,778                 $ 12,910             $ 13,794
Dec-2001                            $ 17,762                 $ 13,722             $ 14,630
Jan-2002                            $ 17,479                 $ 13,703             $ 14,188
Feb-2002                            $ 17,186                 $ 13,279             $ 13,330
Mar-2002                            $ 18,169                 $ 14,214             $ 14,420
Apr-2002                            $ 18,338                 $ 14,419             $ 14,040
May-2002                            $ 17,604                 $ 13,761             $ 13,477
Jun-2002                            $ 16,351                 $ 12,943             $ 12,475
Jul-2002                            $ 14,328                 $ 11,395             $ 10,706
Aug-2002                            $ 14,294                 $ 11,622             $ 10,690
Sep-2002                            $ 13,423                 $ 11,048             $ 10,042
Oct-2002                            $ 13,955                 $ 11,528             $ 10,471
Nov-2002                            $ 14,452                 $ 12,107             $ 11,349
Dec-2002                            $ 13,717                 $ 11,615             $ 10,591
Jan-2003                            $ 13,266                 $ 11,297             $ 10,311
Feb-2003                            $ 12,984                 $ 10,991             $  9,989
Mar-2003                            $ 13,198                 $ 11,201             $ 10,195
Apr-2003                            $ 14,147                 $ 12,001             $ 11,037
May-2003                            $ 15,085                 $ 12,813             $ 12,163
Jun-2003                            $ 15,443                 $ 13,093             $ 12,575

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The Fund commenced operations on 5/19/97.

Class A and Class B Shares were introduced on 5/19/97.

Returns for the Select Shares prior to 4/5/99 (offering date of the Select Shares) are calculated using the historical expenses of the Class A Shares, which are higher than the expenses of the Select Shares.

Returns for the Class C Shares prior to 1/7/98 (offering date of the Class C Shares) are calculated using the historical expenses of the Class A Shares, which are lower than the expenses of the Class C Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Dynamic Small Cap Fund, S&P SmallCap 600/BARRA Growth Index, and Lipper Small-Cap Growth Funds Index from May 19, 1997 to June 30, 2003.

The performance of the Fund assumes reinvestment of all dividends and capital gains and includes a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The S&P SmallCap 600/BARRA Growth Index is a capitalization-weighted index of all the stocks in the S&P SmallCap 600 Index with higher price-to-book ratios. The Lipper Small-Cap Growth Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Class A Shares have a $2,500 minimum initial deposit and carry a 5.75% sales charge.

Certain fees and expenses of the fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN MID CAP EQUITY FUND

AS OF JUNE 30, 2003                                                  (Unaudited)

FUND FACTS

Fund Inception                                      1/1/1997
Fiscal Year End                                  DECEMBER 31
Net Assets as of 6/30/2003
(In Millions)                                         $158.7
Primary Benchmark                                RUSSELL MID
                                                   CAP INDEX

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Mid Cap Equity Fund (formerly JPMorgan Select Mid Cap Equity Fund), which seeks to provide long term capital growth from a portfolio of mid cap stocks, rose 13.65% (Select Shares) during the six-months ended June 30, 2003. This compares with a gain of 15.47% for the Russell Mid Cap Index.

Q: WHY DID THE FUND PERFORM THIS WAY?

A: Though the Fund participated in the market's climb, results trailed the benchmark. In a period where all sectors of the Fund and benchmark registered gains, it was the more aggressive, high beta stocks that led the benchmark higher. Stock selection, combined with a relative underweight in the technology sector, hindered performance relative to the index. Additionally, the Fund's healthcare holdings, which rose sharply during the period, under-performed their benchmark peer group.

   The portfolio's top detractors were Jones Apparel, a leading manufacturer of brand name clothing and accessories, and Brinker International, operator of Chili's Grill & Bar and other restaurant chains. Shares of Jones Apparel declined after management announced in January that they were in discussions regarding a possible restructuring of its license agreements with Polo Ralph Lauren. We sold our position in the company due to the uncertainty over how the issue will be resolved, and the potential financial impact of the resolution. Shares of Brinker International declined as investor sentiment turned negative due to rising industry costs and adverse weather conditions earlier in the year.

   The portfolio's top contributor was T. Rowe Price Group, a leading provider of no-load mutual funds. Investors overlooked disappointing 1Q 03 operating results as equity mutual fund inflows turned strongly positive, reversing a trend in which investors had pulled money out of equity funds for the last three-quarters. Increased fund inflows, plus the appreciation of existing fund assets, will have a direct, positive impact on T. Rowe's revenues, which are tied to the overall level of assets under management.

Q: HOW WAS THE FUND MANAGED?

A: Despite the Fund's solid gains for the period, performance relative to the market was somewhat muted by lack of exposure to the highly cyclical and/or highly leveraged segments of the market that have been the driving force behind the recent rally. However, our focus on quality companies works to smooth out portfolio performance at sharp inflection points in the market such as the one just experienced.

                                                 SEMI-ANNUAL REPORT JUNE 30 2003

                                                                     (Unaudited)

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Consumer Goods & Services              23.2%
Technology                             17.1%
Finance & Insurance                    16.0%
Health Services & Systems               9.2%
Industrial Products & Services          8.7%
Energy                                  6.6%
Utilities                               5.0%
REITs                                   4.9%
Pharmaceuticals                         3.7%
Telecommunications                      3.1%
Short-Term Investments                  2.5%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. Deluxe Corp.                       1.7%
 2. T. Rowe Price Group, Inc.          1.6%
 3. Outback Steakhouse, Inc.           1.6%
 4. The E.W Scripps Co.                1.5%
 5. Devon Energy Corp.                 1.5%
 6. Republic Services, Inc.            1.2%
 7. Gannett Co., Inc.                  1.2%
 8. Florida Rock Industries, Inc.      1.2%
 9. Kinder Morgan, Inc.                1.1%
10. Golden West Financial Corp.        1.1%

Top 10 equity holdings comprised 13.7% of the Portfolio's market value of investments ($21,851 in thousands). As of June 30, 2003 the Fund held 187 equity holdings. Portfolio holdings are subject to change at any time.

AVERAGE ANNUAL TOTAL RETURNS

                   1 YEAR     3 YEARS    5 YEARS    10 YEARS
------------------------------------------------------------
SELECT SHARES        4.54%      0.55%      5.99%       9.98%

[CHART]

TEN-YEAR FUND PERFORMANCE (06/30/93 TO 06/30/03)

        JPMORGAN MID CAP EQUITY FUND    RUSSELL MID-CAP INDEX   LIPPER MID-CAP CORE FUNDS INDEX
Jun-1993                $  5,000,000             $  5,000,000                      $  5,000,000
Jul-1993                $  5,028,000             $  5,024,000                      $  5,034,500
Aug-1993                $  5,306,048             $  5,247,568                      $  5,270,618
Sep-1993                $  5,392,537             $  5,267,509                      $  5,460,887
Oct-1993                $  5,422,196             $  5,271,723                      $  5,566,829
Nov-1993                $  5,222,117             $  5,149,419                      $  5,372,546
Dec-1993                $  5,434,135             $  5,335,828                      $  5,616,997
Jan-1994                $  5,625,960             $  5,483,097                      $  5,772,026
Feb-1994                $  5,635,524             $  5,408,526                      $  5,731,045
Mar-1994                $  5,364,455             $  5,178,123                      $  5,431,884
Apr-1994                $  5,345,680             $  5,213,852                      $  5,459,044
May-1994                $  5,271,375             $  5,221,152                      $  5,388,076
Jun-1994                $  5,126,412             $  5,066,606                      $  5,171,476
Jul-1994                $  5,232,529             $  5,240,390                      $  5,290,419
Aug-1994                $  5,467,469             $  5,488,785                      $  5,594,619
Sep-1994                $  5,496,994             $  5,354,858                      $  5,601,332
Oct-1994                $  5,477,754             $  5,395,555                      $  5,664,067
Nov-1994                $  5,280,007             $  5,157,611                      $  5,455,063
Dec-1994                $  5,330,167             $  5,224,660                      $  5,578,893
Jan-1995                $  5,261,408             $  5,331,766                      $  5,505,809
Feb-1995                $  5,475,021             $  5,607,951                      $  5,718,884
Mar-1995                $  5,723,040             $  5,768,339                      $  5,837,265
Apr-1995                $  5,746,504             $  5,855,441                      $  5,833,763
May-1995                $  5,915,451             $  6,048,085                      $  5,917,186
Jun-1995                $  6,085,816             $  6,251,300                      $  6,281,684
Jul-1995                $  6,497,826             $  6,554,488                      $  6,681,827
Aug-1995                $  6,560,205             $  6,654,772                      $  6,771,364
Sep-1995                $  6,705,842             $  6,805,170                      $  6,934,554
Oct-1995                $  6,385,973             $  6,652,734                      $  6,711,261
Nov-1995                $  6,605,651             $  6,983,375                      $  6,915,284
Dec-1995                $  6,643,963             $  7,023,878                      $  6,994,118
Jan-1996                $  6,653,929             $  7,172,082                      $  7,070,354
Feb-1996                $  6,778,358             $  7,340,626                      $  7,348,926
Mar-1996                $  6,833,940             $  7,447,065                      $  7,433,438
Apr-1996                $  7,046,476             $  7,657,817                      $  7,843,021
May-1996                $  7,188,815             $  7,773,450                      $  8,043,802
Jun-1996                $  6,983,215             $  7,656,848                      $  7,764,682
Jul-1996                $  6,342,155             $  7,182,890                      $  7,180,778
Aug-1996                $  6,852,699             $  7,524,795                      $  7,568,540
Sep-1996                $  7,445,457             $  7,896,520                      $  7,965,131
Oct-1996                $  7,121,580             $  7,959,692                      $  7,881,498
Nov-1996                $  7,189,235             $  8,444,437                      $  8,226,707
Dec-1996                $  7,135,316             $  8,358,304                      $  8,246,451
Jan-1997                $  7,327,256             $  8,670,905                      $  8,507,864
Feb-1997                $  7,018,046             $  8,657,898                      $  8,274,748
Mar-1997                $  6,473,445             $  8,289,938                      $  7,883,353
Apr-1997                $  6,507,755             $  8,496,357                      $  7,934,595
May-1997                $  7,258,749             $  9,116,591                      $  8,753,445
Jun-1997                $  7,621,687             $  9,414,704                      $  9,070,319
Jul-1997                $  8,088,134             $ 10,199,890                      $  9,707,056
Aug-1997                $  7,924,754             $ 10,088,711                      $  9,732,294
Sep-1997                $  8,479,487             $ 10,664,777                      $ 10,392,144
Oct-1997                $  8,127,588             $ 10,249,917                      $  9,974,380
Nov-1997                $  8,055,252             $ 10,493,865                      $  9,961,413
Dec-1997                $  8,205,886             $ 10,782,446                      $ 10,078,957
Jan-1998                $  8,235,427             $ 10,579,736                      $  9,901,568
Feb-1998                $  9,091,911             $ 11,407,071                      $ 10,745,181
Mar-1998                $  9,616,514             $ 11,947,767                      $ 11,268,472
Apr-1998                $  9,855,966             $ 11,977,636                      $ 11,398,059
May-1998                $  9,213,357             $ 11,607,527                      $ 10,811,059
Jun-1998                $  9,668,496             $ 11,767,711                      $ 10,934,305
Jul-1998                $  9,078,718             $ 11,206,391                      $ 10,312,143
Aug-1998                $  7,075,045             $  9,414,489                      $  8,210,528
Sep-1998                $  7,786,087             $ 10,023,607                      $  8,926,487
Oct-1998                $  8,071,058             $ 10,707,217                      $  9,434,404
Nov-1998                $  8,590,027             $ 11,214,739                      $  9,908,011
Dec-1998                $  9,538,366             $ 11,873,044                      $ 10,861,161
Jan-1999                $  9,693,841             $ 11,852,860                      $ 10,810,114
Feb-1999                $  8,912,518             $ 11,458,159                      $ 10,048,001
Mar-1999                $  9,277,040             $ 11,816,800                      $ 10,340,398
Apr-1999                $  9,669,458             $ 12,690,061                      $ 10,933,936
May-1999                $  9,566,962             $ 12,653,260                      $ 11,064,050
Jun-1999                $ 10,370,587             $ 13,099,920                      $ 11,667,041
Jul-1999                $ 10,119,619             $ 12,740,982                      $ 11,439,534
Aug-1999                $  9,952,645             $ 12,410,991                      $ 11,123,803
Sep-1999                $ 10,088,001             $ 11,974,124                      $ 10,915,788
Oct-1999                $ 10,464,283             $ 12,541,698                      $ 11,457,211
Nov-1999                $ 11,015,751             $ 12,902,899                      $ 12,317,647
Dec-1999                $ 11,928,957             $ 14,038,354                      $ 13,925,100
Jan-2000                $ 11,401,697             $ 13,573,684                      $ 13,777,494
Feb-2000                $ 12,195,255             $ 14,617,500                      $ 16,067,313
Mar-2000                $ 13,068,435             $ 15,455,083                      $ 15,943,595
Apr-2000                $ 12,931,217             $ 14,724,058                      $ 14,859,431
May-2000                $ 12,389,399             $ 14,333,870                      $ 14,248,708
Jun-2000                $ 12,725,152             $ 14,758,153                      $ 15,408,553
Jul-2000                $ 12,685,704             $ 14,592,861                      $ 14,966,327
Aug-2000                $ 14,098,891             $ 15,990,858                      $ 16,427,041
Sep-2000                $ 13,814,093             $ 15,762,188                      $ 15,990,082
Oct-2000                $ 13,702,199             $ 15,519,451                      $ 15,422,434
Nov-2000                $ 12,601,913             $ 14,122,700                      $ 13,716,713
Dec-2000                $ 13,684,417             $ 15,197,438                      $ 14,794,846
Jan-2001                $ 13,785,682             $ 15,442,116                      $ 15,231,294
Feb-2001                $ 13,096,398             $ 14,501,691                      $ 14,035,638
Mar-2001                $ 12,135,122             $ 13,602,587                      $ 13,099,461
Apr-2001                $ 13,136,270             $ 14,765,608                      $ 14,366,178
May-2001                $ 13,384,545             $ 15,040,248                      $ 14,706,657
Jun-2001                $ 13,277,469             $ 14,898,870                      $ 14,744,894
Jul-2001                $ 13,059,718             $ 14,472,762                      $ 14,280,430
Aug-2001                $ 12,647,031             $ 13,915,561                      $ 13,664,943
Sep-2001                $ 11,233,093             $ 12,237,344                      $ 11,918,564
Oct-2001                $ 11,610,525             $ 12,721,943                      $ 12,514,492
Nov-2001                $ 12,360,565             $ 13,788,042                      $ 13,460,587
Dec-2001                $ 13,144,225             $ 14,342,321                      $ 14,067,660
Jan-2002                $ 12,890,541             $ 14,256,267                      $ 13,907,289
Feb-2002                $ 12,649,488             $ 14,105,151                      $ 13,666,693
Mar-2002                $ 13,361,654             $ 14,951,460                      $ 14,589,194
Apr-2002                $ 13,344,284             $ 14,661,401                      $ 14,348,473
May-2002                $ 13,237,530             $ 14,495,727                      $ 14,057,199
Jun-2002                $ 12,375,767             $ 13,524,514                      $ 13,040,863
Jul-2002                $ 11,381,993             $ 12,204,521                      $ 11,718,520
Aug-2002                $ 11,485,569             $ 12,271,646                      $ 11,852,111
Sep-2002                $ 10,709,144             $ 11,138,973                      $ 10,906,312
Oct-2002                $ 11,256,381             $ 11,701,491                      $ 11,418,909
Nov-2002                $ 11,731,401             $ 12,513,575                      $ 12,195,395
Dec-2002                $ 11,384,151             $ 12,020,540                      $ 11,624,650
Jan-2003                $ 11,225,912             $ 11,777,725                      $ 11,394,482
Feb-2003                $ 11,020,477             $ 11,622,259                      $ 11,154,059
Mar-2003                $ 11,223,254             $ 11,737,319                      $ 11,181,944
Apr-2003                $ 11,910,117             $ 12,589,449                      $ 12,026,181
May-2003                $ 12,816,477             $ 13,741,383                      $ 13,036,380
Jun-2003                $ 12,942,231             $ 13,880,171                      $ 13,265,820

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The Fund commenced operations on 1/1/97.

Returns for the Fund prior to 1/1/97 (offering date of the Shares) are calculated using the historical expenses at the level indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the SEC and was not subject to investment restrictions of registered mutual funds. If the account had been registered, performance may have been adversely affected.

The graph illustrates comparative performance for $5,000,000 invested in the JPMorgan Mid Cap Equity Fund, Russell MidCap Index, and Lipper Mid-Cap Core Funds Index from June 30, 1993 to June 30, 2003. The performance of the Fund assumes reinvestment of all dividends and capital gains. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell MidCap Index measures the performance of the smallest 800 companies of the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index. The Lipper Mid-Cap Core Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an Index.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN MID CAP GROWTH FUND

AS OF JUNE 30, 2003                                                  (Unaudited)

FUND FACTS

Fund Inception                                    10/29/1999
Fiscal Year End                                  DECEMBER 31
Net Assets as of 6/30/2003
(In Millions)                                          $58.8
Primary Benchmark                            RUSSELL MID CAP
                                                GROWTH INDEX

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Mid Cap Growth Fund, which seeks to provide long-term growth through a portfolio of mid-capitalization stocks, rose 16.25% (A shares, without sales charge) during the six months ended June 30, 2003. This compares with a gain of 18.74% for the Russell Mid Cap Growth Index.

Q: WHY DID THE FUND PERFORM THIS WAY?

A: The Fund posted a solid gain for the period, but modestly trailed its market benchmark. All sectors posted positive returns in the period, with particularly strong stock selection in the producer durable and auto & transportation sectors. Weaker stock selection in the consumer discretionary and technology sectors, however, offset the stronger results in other sectors and led to the Fund's underperformance.

   The portfolio's top detractors were Pepsi Cola Bottling, a manufacturer and distributor of Pepsi-Cola beverages, and Brinker International, operator of Chili's Grill & Bar and other restaurant chains. Shares of Pepsi Cola Bottling declined after management cut its 2003 earnings forecast, as severe weather earlier in the year negatively impacted sales. Following this announcement we eliminated our position in the company. Shares of Brinker International declined as investor sentiment turned negative due to rising industry costs and adverse weather conditions earlier in the year.

   The portfolio's top contributor for the period was Expedia, the provider of online travel services. USA Interactive announced in March that it would buy the remaining stake in Expedia. The deal comes five months after USA Interactive dropped an earlier effort to take full control of the company.

Q: HOW WAS THE FUND MANAGED?

A: Given the range of events the market has encountered so far in 2003, the portfolio manager has sought to maintain significant sector diversification in the portfolio and to avoid any large bets contingent on macroeconomic or sector trends. The portfolio manager's focus remains on stock selection, believing that quality growth companies -- regardless of their economic sector -- will perform well even in a challenging economic environment.

   During the period we did increase the Fund's weighting in the technology sector, where we added names such as Lucent Technologies, Corning and Juniper Networks. To fund these new names we reduced the portfolio's exposure in the consumer discretionary sector, by eliminating retail stocks that had disappointed such as TJX, Circuit City, Office Depot and Costco Wholesale.

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Technology                      33.8%
Consumer Goods & Services       23.9%
Health Services & Systems       18.2%
Pharmaceuticals                  9.8%
Finance & Insurance              5.3%
Energy                           3.8%
Industrial Products & Services   3.3%
Short-Term Investments           1.0%
Telecommunications               0.9%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. Omnicare, Inc.              2.6%
 2. CBRL Group, Inc.            1.8%
 3. Anthem, Inc.                1.8%
 4. T.Rowe Price Group, Inc.    1.8%
 5. Staples, Inc.               1.7%
 6. Caremark Rx, Inc.           1.7%
 7. MedImmune, Inc.             1.6%
 8. CDW Corp.                   1.6%
 9. Electronic Arts, Inc.       1.5%
10. KLA - Tencor Corp.          1.4%

Top 10 equity holdings comprised 17.5% of the Portfolio's market value of investments ($10,318 in thousands). As of June 30, 2003 the Fund held 105 equity holdings. Portfolio holdings are subject to change at any time.

                                                 SEMI-ANNUAL REPORT JUNE 30 2003

                                                                     (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

                                                                           SINCE
                                                                       INCEPTION
                                              1 YEAR     3 YEARS      (10/29/99)
                                       -----------------------------------------
CLASS A SHARES
               Without Sales Charge           0.97%     (31.77%)        (20.81%)
                 With Sales Charge*          (4.82%)    (33.12%)        (22.08%)
                                       -----------------------------------------
CLASS B SHARES
                       Without CDSC           0.25%     (32.23%)        (21.34%)
                        With CDSC**          (4.75%)    (32.90%)        (21.98%)

 * Sales Charge for Class A Shares is 5.75%.
** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, 3% CDSC for the period since inception.

[CHART]

LIFE OF FUND PERFORMANCE (10/29/99 TO 06/30/03)

          JPMORGAN MID CAP GROWTH FUND   RUSSELL MIDCAP    LIPPER MID-CAP
          (CLASS A SHARES)                 GROWTH INDEX    GROWTH FUNDS INDEX
Oct-1999                      $  9,425         $ 10,000              $ 10,000
Oct-1999                      $  9,434         $ 10,000              $ 10,000
Nov-1999                      $ 11,669         $ 11,036              $ 11,254
Dec-1999                      $ 13,367         $ 12,947              $ 13,602
Jan-2000                      $ 13,631         $ 12,945              $ 13,368
Feb-2000                      $ 18,344         $ 15,666              $ 16,718
Mar-2000                      $ 15,206         $ 15,682              $ 15,541
Apr-2000                      $ 11,284         $ 14,159              $ 13,491
May-2000                      $  9,502         $ 13,127              $ 12,278
Jun-2000                      $ 12,594         $ 14,519              $ 14,186
Jul-2000                      $ 11,746         $ 13,600              $ 13,597
Aug-2000                      $ 12,952         $ 15,651              $ 15,376
Sep-2000                      $ 11,793         $ 14,886              $ 14,636
Oct-2000                      $  9,493         $ 13,868              $ 13,452
Nov-2000                      $  6,430         $ 10,854              $ 10,639
Dec-2000                      $  6,802         $ 11,426              $ 11,406
Jan-2001                      $  7,103         $ 12,079              $ 11,562
Feb-2001                      $  5,609         $  9,989              $  9,827
Mar-2001                      $  5,098         $  8,560              $  8,785
Apr-2001                      $  5,667         $  9,987              $  9,942
May-2001                      $  5,782         $  9,940              $ 10,024
Jun-2001                      $  5,522         $  9,945              $  9,985
Jul-2001                      $  5,117         $  9,274              $  9,460
Aug-2001                      $  4,771         $  8,602              $  8,826
Sep-2001                      $  4,115         $  7,180              $  7,553
Oct-2001                      $  4,385         $  7,935              $  7,974
Nov-2001                      $  4,693         $  8,789              $  8,629
Dec-2001                      $  4,876         $  9,123              $  9,003
Jan-2002                      $  4,732         $  8,827              $  8,659
Feb-2002                      $  4,395         $  8,326              $  8,229
Mar-2002                      $  4,703         $  8,962              $  8,747
Apr-2002                      $  4,530         $  8,487              $  8,457
May-2002                      $  4,366         $  8,235              $  8,174
Jun-2002                      $  3,961         $  7,325              $  7,440
Jul-2002                      $  3,575         $  6,613              $  6,638
Aug-2002                      $  3,498         $  6,590              $  6,559
Sep-2002                      $  3,267         $  6,066              $  6,152
Oct-2002                      $  3,469         $  6,536              $  6,462
Nov-2002                      $  3,633         $  7,048              $  6,846
Dec-2002                      $  3,440         $  6,623              $  6,441
Jan-2003                      $  3,392         $  6,558              $  6,346
Feb-2003                      $  3,315         $  6,501              $  6,248
Mar-2003                      $  3,411         $  6,622              $  6,337
Apr-2003                      $  3,604         $  7,072              $  6,782
May-2003                      $  3,922         $  7,753              $  7,343
Jun-2003                      $  4,000         $  7,864              $  7,458

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The JPMorgan MidCap Growth Fund (formerly J.P. Morgan H&Q IPO & Emerging Company
Fund) commenced operations on 10/29/99.

All Share Classes were introduced on 10/29/99.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Mid Cap Growth Fund, Russell MidCap Growth Index, and Lipper Mid-Cap Growth Funds Index from October 29, 1999 to June 30, 2003. The performance of the Fund assumes reinvestment of all dividends and capital gains and assumes a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell MidCap Growth Index measures the performance of those Russell MidCap companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Mid-Cap Growth Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Class A Shares have a $2,500 minimum initial deposit and carry a 5.75% sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN MID CAP VALUE FUND

AS OF JUNE 30, 2003                                                  (Unaudited)

FUND FACTS

Fund Inception                                    11/13/1997
Fiscal Year End                                  DECEMBER 31
Net Assets as of 6/30/2003
(In Millions)                                         $313.2
Primary Benchmark                            RUSSELL MID CAP
                                                 VALUE INDEX

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Mid Cap Value Fund, which seeks growth from capital appreciation, rose 12.12% (A shares, without sales charge) during the six months ended June 30, 2003. This compares with a gain of 13.10% for the Russell Mid Cap Value Index.

Q: WHY DID THE FUND PERFORM IN THIS WAY?

A: Though the Fund participated in the market's climb, results trailed the benchmark. In a period where all sectors of the Fund and benchmark registered gains, it was the more aggressive, high beta stocks that led the benchmark higher. The Fund's underweight position in the technology sector was a drag on performance. Additionally, the Fund's utility holdings, which rose sharply during the period, under-performed their benchmark peer group.

   The top detractor in the Fund was VF Corp, which sagged after the world's largest apparel supplier, with a stable of brands including Lee, Wrangler, and North Face, warned it would miss previously disclosed earnings expectations due to difficult retail conditions. The company saw a drop in year-over-year EPS after previously forecasting a flat to down 5% performance in the June quarter. The company also said it was still pursuing options for its Playwear children's clothing division and that a decision could come shortly. VF left its outlook for the second half of 2003 intact. In early July, VF announced its acquisition of designer Nautica, in order to expand its apparel brands.

   Natural gas pipeline operator Kinder Morgan, was the top contributor during the period. The company announced it was nearly doubling its dividend to take advantage of the recently enacted tax cut that reduced the double taxation of corporate dividends.

Q: HOW WAS THE FUND MANAGED?

A: Despite the Fund's solid gains for the period, performance relative to the market was somewhat muted by lack of exposure to the highly cyclical and/or highly leveraged segments of the market that have been the driving force behind the recent rally. As is often the case, our overriding focus on quality and value -- which generally avoids investments in highly cyclical and leveraged companies -- works to smooth out portfolio performance at sharp inflection points in the market such as the one just experienced.

   During the period we increased our financial and consumer staple exposure while we reduced our consumer discretionary and utilities weights.

   Going forward, we will remain steadfast to the disciplined investment process and philosophy that has guided the portfolio since its inception.

                                                 SEMI-ANNUAL REPORT JUNE 30 2003

                                                                     (Unaudited)

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Consumer Goods & Services               25.0%
Finance & Insurance                     23.5%
Industrial Products & Services           9.9%
Short-Term Investments                   9.8%
Energy                                   8.1%
Technology                               6.3%
Telecommunications                       5.3%
REITs                                    4.6%
Health Services & Systems                3.9%
Utilities                                3.6%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. Outback Steakhouse, Inc.             2.6%
 2. North Fork Bancorporation, Inc.      2.5%
 3. Devon Energy Corp.                   2.4%
 4. VF Corp.                             2.3%
 5. Kinder Morgan                        2.3%
 6. AutoZone, Inc.                       2.2%
 7. Deluxe Corp.                         2.1%
 8. Gannett Co., Inc.                    2.0%
 9. TCF Financial Corp.                  2.0%
10. MGIC Investment Corp.                1.8%

Top 10 equity holdings comprised 22.2% of the Portfolio's market value of investments ($70,099 in thousands). As of June 30, 2003 the Fund held 88 equity holdings. Portfolio holdings are subject to change at any time.

AVERAGE ANNUAL TOTAL RETURNS

                                                                          SINCE
                                                                      INCEPTION
                                         1 YEAR   3 YEARS   5 YEARS   (11/13/97)
                                       -----------------------------------------
CLASS A SHARES
               Without Sales Charge      10.28%    15.92%    15.30%       17.17%
                 With Sales Charge*       3.93%    13.64%    13.94%       15.95%
                                       -----------------------------------------
CLASS B SHARES
                       Without CDSC       9.47%    15.31%    14.93%       16.84%
                        With CDSC**       4.47%    14.55%    14.70%       16.75%
                                       -----------------------------------------
CLASS C SHARES
                       Without CDSC       9.52%    15.39%    14.98%       16.89%
                       With CDSC***       8.52%    15.39%    14.98%       16.89%
                                       -----------------------------------------
INSTITUTIONAL SHARES                     10.85%    16.37%    15.56%       17.41%
                                       -----------------------------------------
SELECT SHARES                            10.62%    16.20%    15.46%       17.32%

  * Sales Charge for Class A Shares is 5.75%.
 ** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, 2% CDSC for the five year period and 1% CDSC for the period since inception.
*** Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

[CHART]

LIFE OF FUND PERFORMANCE (11/13/97 TO 06/30/03)

          JPMORGAN MID CAP VALUE FUND    RUSSELL MID CAP     S&P MIDCAP 400/BARRA     LIPPER MID-CAP
          (INSTITUTIONAL SHARES)         VALUE INDEX         VALUE INDEX              VALUE FUNDS INDEX
Nov-1997                 $  3,000,000       $  3,000,000             $  3,000,000          $  3,000,000
Nov-1997                 $  3,060,000       $  3,000,000             $  3,000,000          $  3,000,000
Dec-1997                 $  3,146,904       $  3,114,900             $  3,180,000          $  3,031,200
Jan-1998                 $  3,170,820       $  3,054,471             $  3,107,178          $  2,992,098
Feb-1998                 $  3,321,117       $  3,258,510             $  3,337,109          $  3,200,048
Mar-1998                 $  3,579,832       $  3,426,323             $  3,493,286          $  3,333,810
Apr-1998                 $  3,597,732       $  3,407,135             $  3,515,643          $  3,372,149
May-1998                 $  3,555,638       $  3,327,408             $  3,373,611          $  3,240,973
Jun-1998                 $  3,591,906       $  3,338,056             $  3,348,646          $  3,228,009
Jul-1998                 $  3,408,359       $  3,168,817             $  3,202,980          $  3,045,949
Aug-1998                 $  3,050,482       $  2,723,281             $  2,678,332          $  2,536,057
Sep-1998                 $  3,194,769       $  2,882,048             $  2,886,706          $  2,608,588
Oct-1998                 $  3,423,515       $  3,068,805             $  3,114,467          $  2,764,843
Nov-1998                 $  3,637,142       $  3,176,520             $  3,187,034          $  2,866,865
Dec-1998                 $  3,768,807       $  3,273,086             $  3,329,176          $  2,978,673
Jan-1999                 $  3,699,084       $  3,196,823             $  3,155,060          $  2,958,716
Feb-1999                 $  3,683,917       $  3,126,493             $  3,004,564          $  2,804,567
Mar-1999                 $  3,701,969       $  3,171,202             $  3,061,050          $  2,860,378
Apr-1999                 $  4,002,198       $  3,471,515             $  3,357,359          $  3,081,199
May-1999                 $  4,226,722       $  3,486,095             $  3,412,084          $  3,107,389
Jun-1999                 $  4,366,203       $  3,525,837             $  3,518,200          $  3,227,334
Jul-1999                 $  4,461,387       $  3,437,691             $  3,471,408          $  3,167,952
Aug-1999                 $  4,243,225       $  3,318,747             $  3,339,842          $  3,060,241
Sep-1999                 $  4,166,423       $  3,150,818             $  3,175,521          $  2,990,162
Oct-1999                 $  4,316,830       $  3,243,767             $  3,239,032          $  3,018,867
Nov-1999                 $  4,299,131       $  3,184,406             $  3,304,136          $  3,127,245
Dec-1999                 $  4,291,393       $  3,269,749             $  3,406,565          $  3,333,330
Jan-2000                 $  4,204,707       $  3,074,218             $  3,259,401          $  3,158,997
Feb-2000                 $  3,944,015       $  2,945,715             $  3,139,781          $  3,247,133
Mar-2000                 $  4,540,350       $  3,302,736             $  3,620,167          $  3,470,536
Apr-2000                 $  4,500,849       $  3,315,947             $  3,587,224          $  3,415,701
May-2000                 $  4,737,594       $  3,372,981             $  3,690,536          $  3,390,766
Jun-2000                 $  4,698,272       $  3,247,169             $  3,523,724          $  3,398,904
Jul-2000                 $  4,844,388       $  3,323,153             $  3,663,263          $  3,422,697
Aug-2000                 $  5,010,066       $  3,526,862             $  3,925,187          $  3,642,434
Sep-2000                 $  5,156,360       $  3,560,720             $  3,983,279          $  3,610,745
Oct-2000                 $  5,377,568       $  3,628,374             $  3,945,438          $  3,584,386
Nov-2000                 $  5,389,398       $  3,581,205             $  3,950,567          $  3,391,188
Dec-2000                 $  5,805,999       $  3,897,067             $  4,354,315          $  3,686,560
Jan-2001                 $  5,878,574       $  3,883,038             $  4,548,518          $  3,815,590
Feb-2001                 $  5,925,602       $  3,866,729             $  4,397,962          $  3,683,570
Mar-2001                 $  5,755,538       $  3,759,620             $  4,204,451          $  3,544,331
Apr-2001                 $  6,049,070       $  3,966,400             $  4,584,954          $  3,776,840
May-2001                 $  6,214,815       $  4,079,045             $  4,675,736          $  3,882,213
Jun-2001                 $  6,299,958       $  4,024,794             $  4,683,218          $  3,914,048
Jul-2001                 $  6,385,007       $  4,008,695             $  4,683,686          $  3,900,348
Aug-2001                 $  6,231,767       $  3,935,336             $  4,588,607          $  3,809,860
Sep-2001                 $  5,733,849       $  3,559,905             $  4,073,765          $  3,433,065
Oct-2001                 $  5,737,862       $  3,578,772             $  4,137,723          $  3,499,323
Nov-2001                 $  6,061,478       $  3,829,286             $  4,389,297          $  3,762,122
Dec-2001                 $  6,381,524       $  3,988,202             $  4,665,823          $  3,934,804
Jan-2002                 $  6,385,991       $  4,028,482             $  4,664,890          $  3,918,671
Feb-2002                 $  6,566,714       $  4,093,744             $  4,775,447          $  3,933,170
Mar-2002                 $  6,841,860       $  4,302,934             $  5,128,831          $  4,180,173
Apr-2002                 $  6,963,645       $  4,299,922             $  5,205,763          $  4,168,887
May-2002                 $  7,045,119       $  4,293,472             $  5,115,183          $  4,107,604
Jun-2002                 $  6,679,478       $  4,101,983             $  4,827,709          $  3,817,197
Jul-2002                 $  6,278,709       $  3,700,399             $  4,327,076          $  3,443,111
Aug-2002                 $  6,455,141       $  3,743,324             $  4,365,154          $  3,452,752
Sep-2002                 $  6,089,134       $  3,365,248             $  3,935,623          $  3,150,982
Oct-2002                 $  6,459,354       $  3,472,263             $  4,093,048          $  3,257,800
Nov-2002                 $  6,703,517       $  3,691,016             $  4,355,822          $  3,520,378
Dec-2002                 $  6,587,546       $  3,603,169             $  4,194,221          $  3,358,441
Jan-2003                 $  6,492,027       $  3,503,362             $  4,049,101          $  3,276,831
Feb-2003                 $  6,414,772       $  3,445,206             $  3,963,665          $  3,203,758
Mar-2003                 $  6,510,352       $  3,456,920             $  3,950,981          $  3,216,573
Apr-2003                 $  6,923,108       $  3,719,645             $  4,271,801          $  3,463,284
May-2003                 $  7,367,572       $  4,046,974             $  4,689,156          $  3,774,633
Jun-2003                 $  7,404,217       $  4,075,303             $  4,708,850          $  3,833,140

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The Fund commenced operations on 11/13/97.

Returns for the Select Shares prior to 10/31/01 (offering date of the Select Shares) are calculated using the historical expenses of the Institutional Shares, which are lower than the expenses of the Select Shares.

Returns for the Class A, Class B, and Class C Shares prior to 4/30/01 (offering date of the Class A, Class B, and Class C Shares) are calculated using the historical expenses of the Institutional Shares, which are lower than the expenses of the Class A Shares, Class B and C Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Shares of the JPMorgan Mid Cap Value Fund, Russell MidCap Value Index, S&P MidCap 400/BARRA Value Index, and Lipper Mid-Cap Value Funds Index from November 13, 1997 to June 30, 2003. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell MidCap Value Index is an unmanaged, capitalization weighted, price only index that measures the performance of those companies included in the Russell MidCap Index that have lower price-to-book ratios and lower forecasted growth rates. The S&P MidCap 400/BARRA Value Index is an unmanaged, capitalization weighted, price only index of 400 stocks that measure performance of the mid-sized company segment of the U.S. market. The S&P MidCap 400/BARRA Value Index is a subset of the MidCap 400 Index, which contains companies with lower price-to-book ratios. The Lipper Mid-Cap Value Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Shares have a $3,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN SMALL CAP EQUITY FUND

AS OF JUNE 30, 2003                                                  (Unaudited)

FUND FACTS

Fund Inception                                    12/20/1994
Fiscal Year End                                  DECEMBER 31
Net Assets as of 6/30/2003
(In Millions)                                         $624.1
Primary Benchmark                              S&P SMALL CAP
                                                   600 INDEX

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Small Cap Equity Fund, which seeks capital growth over the long term, rose 10.80% (A shares, without sales charge) in the six months ended June 30, 2003. This compares with a rise of 12.92% for the S&P Small Cap 600 Index, the Fund's benchmark.

Q: WHY DID THE FUND PERFORM THIS WAY?

A: The Fund captured the majority of the rise in small capitalization U.S.
   equities, although it trailed its benchmark, the S&P Small Cap 600 Index. While delivering strong absolute returns for the period, the portfolio's bias toward owning high quality, profitable, and relatively larger small cap companies with longer track records hurt relative performance. The Fund was less exposed to the non-earning, low quality, low market cap, and low absolute stock price companies that rallied during April and May.

   Stock selection in the Finance and Retail sectors had the largest negative impact on relative performance. In Finance, mid-Atlantic based regional bank holding company, Commerce Bancorp, declined on concerns regarding slow balance sheet growth and deteriorating balance sheet quality. Some of the Fund's regional bank stocks underperformed the index. Additionally, it suffered from being underweight the Finance sector.

   Within Retail, the greatest detractor from performance was AFC Enterprises, the franchiser and operator of quick-service restaurant brands such as Popeye's Chicken & Biscuits, where financial control issues forced management to restate earnings. In addition, casual-dining chain, Cheesecake Factory, negatively impacted Fund performance during the period, due to weak bakery sales and falling same store sales. We have sold both stocks.

   The Fund's best performing sectors relative to the benchmark were Health Services & Systems and Pharmaceuticals. In Health Services & Systems, managed care provider, Coventry Health Care, has delivered better than expected EPS results, driven by double-digit membership and pricing growth, continued acquisitions, and margin expansion. In addition, contact lens maker, Cooper Companies, is benefiting from better than expected contact lens sales and a new contact lens product launch in Japan.

   In Pharmaceuticals, biotechnology company, Scios, significantly added to performance after Johnson & Johnson agreed in February to acquire Scios for $45 per share, a 29% premium to the market price.

Q: HOW WAS THE FUND MANAGED?

A: In the absence of any clear, sustainable industry leadership coming out of the recession, the Fund has maintained broad diversification across the small-cap universe, with the exception of two sector underweights, Finance and Basic Materials. We continue to look for ideas in the healthcare technology, pharmaceutical, software, and industrial cyclical areas that should deliver upside during the recovery.

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Consumer Goods & Services                  29.7%
Industrial Products & Services             18.1%
Technology                                 15.1%
Finance & Insurance                        11.6%
Health Services & Systems                  11.3%
Energy                                      6.7%
Utilities                                   3.3%
REITs                                       1.6%
Pharmaceuticals                             1.3%
Telecommunications                          1.3%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. Cooper Companies, Inc.                  1.8%
 2. Integrated Circuit Systems, Inc.        1.7%
 3. Alliant Techsystems, Inc.               1.5%
 4. Pride International, Inc.               1.5%
 5. UCBH Holdings Inc.                      1.5%
 6. East-West Bancorp., Inc.                1.5%
 7. Markel Corp.                            1.5%
 8. CACI International, Inc., Class A       1.5%
 9. Harman International Industries, Inc.   1.4%
10. Coventry Health Care, Inc.              1.3%

Top 10 equity holdings comprised 15.2% of the Portfolio's market value of investments ($95,408 in thousands). As of June 30, 2003 the Fund held 110 equity holdings. Portfolio holdings are subject to change at any time.

                                                 SEMI-ANNUAL REPORT JUNE 30 2003

                                                                     (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

                                                                           SINCE
                                                                       INCEPTION
                                       1 YEAR    3 YEARS    5 YEARS    (12/20/94)
                                     --------------------------------------------
CLASS A SHARES
               Without Sales Charge    (6.01%)    (4.65%)     1.00%        12.83%
                 With Sales Charge*   (11.41%)    (6.51%)    (0.19%)       12.05%
                                     --------------------------------------------
CLASS B SHARES
                       Without CDSC    (6.67%)    (5.38%)     0.25%        12.05%
                        With CDSC**   (11.30%)    (6.18%)    (0.05%)       12.05%
                                     --------------------------------------------
SELECT SHARES                          (5.52%)    (4.14%)     1.54%        13.28%

 * Sales Charge for Class A Shares is 5.75%.
** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, 2% CDSC for the five year period and 0% CDSC for the period since inception.

[CHART]

LIFE OF FUND PERFORMANCE (12/20/94 TO 06/30/03)

           JPMORGAN SMALL CAP EQUITY FUND    S&P SMALCAP   LIPPER SMALL-CAP CORE
           (CLASS A SHARES)                  600 INDEX     FUNDS INDEX
Dec-1994                         $  9,425       $ 10,000                $ 10,000
Dec-1994                         $  9,791       $ 10,000                $ 10,000
Jan-1995                         $  9,489       $  9,858                $ 10,103
Feb-1995                         $ 10,045       $ 10,264                $ 10,505
Mar-1995                         $ 10,838       $ 10,471                $ 10,728
Apr-1995                         $ 11,225       $ 10,705                $ 10,908
May-1995                         $ 11,583       $ 10,872                $ 11,040
Jun-1995                         $ 12,449       $ 11,469                $ 11,479
Jul-1995                         $ 13,424       $ 12,346                $ 12,114
Aug-1995                         $ 13,906       $ 12,614                $ 12,518
Sep-1995                         $ 14,322       $ 12,936                $ 12,732
Oct-1995                         $ 14,256       $ 12,297                $ 12,281
Nov-1995                         $ 14,653       $ 12,739                $ 12,648
Dec-1995                         $ 15,081       $ 12,950                $ 13,073
Jan-1996                         $ 15,149       $ 12,978                $ 13,169
Feb-1996                         $ 15,714       $ 13,403                $ 13,635
Mar-1996                         $ 16,165       $ 13,689                $ 13,976
Apr-1996                         $ 17,699       $ 14,475                $ 14,940
May-1996                         $ 18,466       $ 14,989                $ 15,614
Jun-1996                         $ 18,283       $ 14,401                $ 14,905
Jul-1996                         $ 16,692       $ 13,411                $ 13,695
Aug-1996                         $ 17,909       $ 14,239                $ 14,393
Sep-1996                         $ 18,733       $ 14,864                $ 14,998
Oct-1996                         $ 18,398       $ 14,762                $ 14,717
Nov-1996                         $ 18,867       $ 15,528                $ 15,248
Dec-1996                         $ 19,423       $ 15,710                $ 15,518
Jan-1997                         $ 20,035       $ 15,971                $ 15,864
Feb-1997                         $ 19,228       $ 15,627                $ 15,449
Mar-1997                         $ 18,061       $ 14,794                $ 14,670
Apr-1997                         $ 17,526       $ 14,975                $ 14,674
May-1997                         $ 19,647       $ 16,734                $ 16,239
Jun-1997                         $ 20,873       $ 17,474                $ 17,156
Jul-1997                         $ 22,087       $ 18,573                $ 18,189
Aug-1997                         $ 22,456       $ 19,041                $ 18,635
Sep-1997                         $ 23,887       $ 20,300                $ 20,032
Oct-1997                         $ 22,924       $ 19,423                $ 19,235
Nov-1997                         $ 22,729       $ 19,281                $ 18,989
Dec-1997                         $ 22,870       $ 19,670                $ 18,968
Jan-1998                         $ 22,690       $ 19,287                $ 18,691
Feb-1998                         $ 24,691       $ 21,044                $ 20,087
Mar-1998                         $ 26,352       $ 21,848                $ 21,033
Apr-1998                         $ 26,052       $ 21,977                $ 21,235
May-1998                         $ 24,580       $ 20,814                $ 20,133
Jun-1998                         $ 25,101       $ 20,874                $ 20,061
Jul-1998                         $ 23,540       $ 19,278                $ 18,614
Aug-1998                         $ 18,396       $ 15,557                $ 15,016
Sep-1998                         $ 19,798       $ 16,511                $ 15,648
Oct-1998                         $ 20,418       $ 17,277                $ 16,290
Nov-1998                         $ 21,708       $ 18,249                $ 17,199
Dec-1998                         $ 23,634       $ 19,416                $ 18,279
Jan-1999                         $ 22,979       $ 19,171                $ 18,142
Feb-1999                         $ 20,831       $ 17,444                $ 16,660
Mar-1999                         $ 21,143       $ 17,669                $ 16,735
Apr-1999                         $ 22,232       $ 18,837                $ 17,864
May-1999                         $ 22,132       $ 19,294                $ 18,234
Jun-1999                         $ 23,717       $ 20,392                $ 19,288
Jul-1999                         $ 23,747       $ 20,213                $ 19,182
Aug-1999                         $ 23,232       $ 19,323                $ 18,478
Sep-1999                         $ 23,232       $ 19,404                $ 18,463
Oct-1999                         $ 22,970       $ 19,356                $ 18,624
Nov-1999                         $ 24,210       $ 20,165                $ 19,825
Dec-1999                         $ 26,885       $ 21,823                $ 21,964
Jan-2000                         $ 26,162       $ 21,146                $ 21,542
Feb-2000                         $ 29,673       $ 23,978                $ 24,580
Mar-2000                         $ 29,661       $ 23,090                $ 24,231
Apr-2000                         $ 29,955       $ 22,696                $ 22,884
May-2000                         $ 28,181       $ 22,024                $ 21,911
Jun-2000                         $ 30,427       $ 23,325                $ 23,844
Jul-2000                         $ 29,445       $ 22,752                $ 23,102
Aug-2000                         $ 32,436       $ 24,767                $ 25,160
Sep-2000                         $ 31,622       $ 24,094                $ 24,514
Oct-2000                         $ 31,486       $ 24,245                $ 23,776
Nov-2000                         $ 28,098       $ 21,721                $ 21,408
Dec-2000                         $ 30,692       $ 24,398                $ 23,487
Jan-2001                         $ 29,568       $ 25,444                $ 24,323
Feb-2001                         $ 27,469       $ 23,892                $ 22,778
Mar-2001                         $ 26,214       $ 22,795                $ 21,701
Apr-2001                         $ 28,326       $ 24,533                $ 23,430
May-2001                         $ 28,740       $ 25,001                $ 24,283
Jun-2001                         $ 29,062       $ 25,916                $ 25,034
Jul-2001                         $ 29,262       $ 25,483                $ 24,453
Aug-2001                         $ 28,393       $ 24,902                $ 23,768
Sep-2001                         $ 25,333       $ 21,536                $ 20,654
Oct-2001                         $ 26,255       $ 22,683                $ 21,881
Nov-2001                         $ 27,391       $ 24,342                $ 23,507
Dec-2001                         $ 28,783       $ 25,989                $ 25,157
Jan-2002                         $ 28,970       $ 26,216                $ 24,860
Feb-2002                         $ 28,689       $ 25,765                $ 24,197
Mar-2002                         $ 29,986       $ 27,800                $ 26,055
Apr-2002                         $ 30,493       $ 28,587                $ 26,183
May-2002                         $ 29,825       $ 27,403                $ 25,206
Jun-2002                         $ 28,068       $ 25,987                $ 23,795
Jul-2002                         $ 24,719       $ 22,317                $ 20,561
Aug-2002                         $ 24,916       $ 22,529                $ 20,670
Sep-2002                         $ 23,617       $ 21,150                $ 19,206
Oct-2002                         $ 23,963       $ 21,827                $ 19,888
Nov-2002                         $ 24,700       $ 22,962                $ 21,356
Dec-2002                         $ 23,850       $ 22,188                $ 20,318
Jan-2003                         $ 23,068       $ 21,425                $ 19,725
Feb-2003                         $ 22,770       $ 20,740                $ 19,109
Mar-2003                         $ 22,757       $ 20,903                $ 19,270
Apr-2003                         $ 24,388       $ 22,599                $ 20,875
May-2003                         $ 25,966       $ 24,420                $ 22,708
Jun-2003                         $ 26,381       $ 25,055                $ 23,203

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The Fund commenced operations on 12/20/94.

Returns for the Select Shares prior to 5/7/96 (offering date of the Select Shares) are calculated using the historical expenses of the Class A Shares, which are higher than the expenses of the Select Shares.

Returns for the Class B Shares prior to 3/28/95 (offering date of the Class B Shares) are calculated using the historical expenses of the Class A Shares, which are lower than the expenses of the Class B Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Small Cap Equity Fund, S&P SmallCap 600 Index and Lipper Small-Cap Core Funds Index from December 20, 1994 to June 30, 2003. The performance of the Fund assumes reinvestment of all dividends and capital gains and includes a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The S&P SmallCap 600 Index includes 600 stocks of small U.S. Companies chosen for market size, liquidity and industry group representation. The Lipper Small-Cap Core Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Class A Shares have a $2,500 minimum initial deposit and carry a 5.75% sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN SMALL CAP GROWTH FUND

AS OF JUNE 30, 2003                                                  (Unaudited)

FUND FACTS

Fund Inception                                    11/14/1997
Fiscal Year End                                  DECEMBER 31
Net Assets as of 6/30/2003
(In Millions)                                           $2.2
Primary Benchmark                               RUSSELL 2000
                                                GROWTH INDEX

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Small Cap Growth Fund, which seeks growth from capital appreciation, rose 15.92% (Institutional shares) during the six months ended June 30, 2003. This compares with a gain of 19.32% for the Russell 2000 Growth Index.

Q: WHY DID THE FUND PERFORM THIS WAY?

A: The Fund participated in the market's rapid ascent, although results trailed the benchmark index. All sectors posted positive returns in the period, with particularly strong stock selection in the technology sector. Weaker stock selection in the healthcare sector, however, offset the stronger results in the sector and led to the Fund's underperformance.

   Medcath was the portfolio's top detractor in the period, disappointing investors with lacklustre results for its first fiscal year quarter. The company, which develops hospitals focused on providing cardiovascular care, reported earnings that met expectations but reflected moderate deterioration in several important operating trends. The lower-quality earnings raised the possibility that it may become increasingly difficult for the company to achieve ongoing operational efficiencies. Additionally Daisytek International, the leading wholesale distributor of consumable computer and non-paper office supplies, also detracted from the portfolio's performance. The company reported lower than expected profits for its fiscal third quarter, citing a heavy cost burden associated with the company's growth initiatives and a looming shortfall in working capital. As a result of these announcements, both positions were sold from the portfolio.

   Staar Surgical, which develops products for minimally invasive ophthalmic surgery, was the portfolio's top contributor for the period. Shares rose strongly after a recent study found that its implantable contact lenses are safer and more effective for vision correction than Lasik surgery. Another top contributor was Packeteer, the provider of bandwidth management software. The sluggish economy has been a key driver of growth for the bandwidth management industry as customers seek low-cost solutions to improve network capacity in a time when expensive network upgrades are not possible. As a result, the company reported its sixth consecutive quarter of sequential revenue growth and seventh consecutive quarter in which it generated positive operating cash flow.

Q: HOW WAS THE FUND MANAGED?

A: We focused on maintaining our longstanding philosophy of making long-term investments in small cap growth companies with leading competitive positions and strong management. Although recent market volatility presents challenges to investors, such as us, with a longer-term view, we fully believe our investment approach to be prudent over time.

                                                 SEMI-ANNUAL REPORT JUNE 30 2003

                                                                     (Unaudited)

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Technology                                  29.3%
Consumer Goods & Services                   27.3%
Health Services & Systems                   12.5%
Finance & Insurance                          8.8%
Industrial Products & Services               6.9%
Telecommunications                           4.2%
Energy                                       4.1%
Pharmaceuticals                              3.5%
REITs                                        2.0%
Short-Term Investments                       1.4%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. Global Imaging Systems, Inc.             2.4%
 2. National Instruments Corp.               2.2%
 3. Gray Television, Inc.                    2.1%
 4. Ruby Tuesday, Inc.                       2.0%
 5. Hilb, Rogal & Hamilton Co.               2.0%
 6. Interactive Data Corp.                   1.9%
 7. Tech Data Corp.                          1.9%
 8. Serena Software, Inc.                    1.9%
 9. Pegasus Solutions, Inc.                  1.9%
10. Wright Medical Group, Inc.               1.7%

Top 10 equity holdings comprised 20.0% of the Portfolio's market value of investments ($428 in thousands). As of June 30, 2003 the Fund held 80 equity holdings. Portfolio holdings are subject to change at any time.

AVERAGE ANNUAL TOTAL RETURNS

                                                                             SINCE
                                                                         INCEPTION
                                         1 YEAR    3 YEARS    5 YEARS    (11/14/97)
                                     ----------------------------------------------
CLASS A SHARES
               Without Sales Charge     (3.05%)   (20.53%)    (3.70%)       (0.69%)
                 With Sales Charge*     (8.63%)   (22.08%)    (4.83%)       (1.73%)
                                     ----------------------------------------------
 CLASS B SHARES
                       Without CDSC     (3.53%)   (20.78%)    (3.88%)       (0.86%)
                        With CDSC**     (8.35%)   (21.44%)    (4.13%)       (0.98%)
                                     ----------------------------------------------
CLASS C SHARES
                       Without CDSC     (3.69%)   (20.86%)    (3.94%)       (0.92%)
                       With CDSC***     (4.65%)   (20.86%)    (3.94%)       (0.92%)
                                     ----------------------------------------------
INSTITUTIONAL SHARES                    (2.11%)   (19.99%)    (3.30%)       (0.34%)
                                     ----------------------------------------------
SELECT SHARES                           (2.42%)   (20.16%)    (3.42%)       (0.45%)

  * Sales Charge for Class A Shares is 5.75%.
 ** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, 2% CDSC for the five year period and 1% CDSC for the period since inception.
*** Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

[CHART]

LIFE OF FUND PERFORMANCE (11/14/97 TO 6/30/03)

           JPMORGAN SMALL CAP GROWTH FUND    RUSSELL 2000    RUSSELL 2000    LIPPER SMALL-CAP
           (INSTITUTIONAL SHARES)            INDEX           GROWTH INDEX    GROWTH FUNDS INDEX
Nov-1997                     $  3,000,000    $  3,000,000    $  3,000,000          $  3,000,000
Nov-1997                     $  2,991,000    $  3,000,000    $  3,000,000          $  3,000,000
Dec-1997                     $  3,061,887    $  3,052,500    $  3,001,800          $  2,960,100
Jan-1998                     $  3,116,082    $  3,004,271    $  2,961,876          $  2,916,291
Feb-1998                     $  3,278,430    $  3,226,286    $  3,223,410          $  3,151,927
Mar-1998                     $  3,485,627    $  3,359,209    $  3,358,471          $  3,294,394
Apr-1998                     $  3,524,666    $  3,377,685    $  3,378,957          $  3,318,443
May-1998                     $  3,389,319    $  3,195,628    $  3,133,645          $  3,083,497
Jun-1998                     $  3,482,525    $  3,202,338    $  3,165,608          $  3,173,844
Jul-1998                     $  3,233,176    $  2,942,949    $  2,901,280          $  2,935,171
Aug-1998                     $  2,599,150    $  2,371,428    $  2,231,664          $  2,294,129
Sep-1998                     $  2,845,550    $  2,557,111    $  2,457,955          $  2,416,865
Oct-1998                     $  3,019,697    $  2,661,441    $  2,586,261          $  2,512,090
Nov-1998                     $  3,193,934    $  2,800,901    $  2,786,954          $  2,716,323
Dec-1998                     $  3,516,521    $  2,974,276    $  3,039,174          $  2,988,498
Jan-1999                     $  3,590,016    $  3,013,834    $  3,175,937          $  3,060,820
Feb-1999                     $  3,427,748    $  2,769,714    $  2,885,338          $  2,766,369
Mar-1999                     $  3,461,340    $  2,812,921    $  2,988,056          $  2,891,409
Apr-1999                     $  3,819,588    $  3,064,959    $  3,251,902          $  3,004,174
May-1999                     $  3,969,698    $  3,109,707    $  3,257,105          $  3,020,697
Jun-1999                     $  4,118,562    $  3,250,266    $  3,428,754          $  3,303,434
Jul-1999                     $  4,338,905    $  3,161,209    $  3,322,806          $  3,291,872
Aug-1999                     $  4,090,720    $  3,044,244    $  3,198,533          $  3,245,786
Sep-1999                     $  4,171,307    $  3,044,853    $  3,260,264          $  3,363,608
Oct-1999                     $  4,286,018    $  3,057,032    $  3,343,727          $  3,559,706
Nov-1999                     $  4,599,754    $  3,239,537    $  3,697,159          $  4,008,941
Dec-1999                     $  5,152,645    $  3,606,253    $  4,348,968          $  4,817,144
Jan-2000                     $  4,814,116    $  3,548,192    $  4,308,523          $  4,767,045
Feb-2000                     $  5,118,849    $  4,133,999    $  5,311,116          $  6,163,790
Mar-2000                     $  5,393,220    $  3,861,568    $  4,752,918          $  5,679,932
Apr-2000                     $  5,272,951    $  3,629,102    $  4,272,873          $  4,977,892
May-2000                     $  5,020,904    $  3,417,525    $  3,898,570          $  4,570,701
Jun-2000                     $  5,746,927    $  3,715,533    $  4,402,265          $  5,375,601
Jul-2000                     $  5,468,775    $  3,595,893    $  4,024,991          $  5,025,650
Aug-2000                     $  5,991,590    $  3,870,260    $  4,448,420          $  5,565,907
Sep-2000                     $  5,687,217    $  3,756,474    $  4,227,333          $  5,290,395
Oct-2000                     $  5,367,596    $  3,588,936    $  3,884,074          $  4,893,615
Nov-2000                     $  4,524,883    $  3,220,711    $  3,178,726          $  4,060,232
Dec-2000                     $  4,751,580    $  3,497,370    $  3,373,264          $  4,419,157
Jan-2001                     $  5,014,817    $  3,679,583    $  3,646,161          $  4,553,941
Feb-2001                     $  4,283,657    $  3,438,202    $  3,146,272          $  3,971,037
Mar-2001                     $  3,683,945    $  3,270,074    $  2,860,276          $  3,585,449
Apr-2001                     $  4,265,272    $  3,525,794    $  3,210,374          $  3,972,678
May-2001                     $  4,460,621    $  3,612,528    $  3,284,855          $  4,080,337
Jun-2001                     $  4,705,955    $  3,737,161    $  3,374,531          $  4,183,162
Jul-2001                     $  4,228,771    $  3,534,980    $  3,086,684          $  3,950,159
Aug-2001                     $  3,915,419    $  3,420,800    $  2,893,766          $  3,716,310
Sep-2001                     $  3,102,187    $  2,960,361    $  2,426,712          $  3,136,194
Oct-2001                     $  3,529,048    $  3,133,542    $  2,660,162          $  3,366,077
Nov-2001                     $  3,951,475    $  3,376,078    $  2,882,285          $  3,626,948
Dec-2001                     $  4,233,215    $  3,584,382    $  3,061,852          $  3,846,741
Jan-2002                     $  4,165,060    $  3,547,104    $  2,952,850          $  3,730,570
Feb-2002                     $  3,688,161    $  3,449,914    $  2,761,800          $  3,504,870
Mar-2002                     $  3,947,070    $  3,727,287    $  3,001,801          $  3,791,568
Apr-2002                     $  3,674,722    $  3,761,205    $  2,936,962          $  3,691,471
May-2002                     $  3,356,858    $  3,594,207    $  2,765,150          $  3,543,443
Jun-2002                     $  3,007,074    $  3,415,935    $  2,530,665          $  3,280,165
Jul-2002                     $  2,534,662    $  2,900,129    $  2,141,702          $  2,815,038
Aug-2002                     $  2,548,350    $  2,892,588    $  2,140,631          $  2,810,815
Sep-2002                     $  2,298,611    $  2,684,900    $  1,986,077          $  2,640,480
Oct-2002                     $  2,471,237    $  2,771,086    $  2,086,573          $  2,753,228
Nov-2002                     $  2,721,079    $  3,018,267    $  2,293,352          $  2,983,949
Dec-2002                     $  2,539,311    $  2,850,149    $  2,135,111          $  2,784,621
Jan-2003                     $  2,475,828    $  2,771,200    $  2,077,036          $  2,711,107
Feb-2003                     $  2,380,509    $  2,687,510    $  2,021,579          $  2,626,521
Mar-2003                     $  2,421,454    $  2,722,179    $  2,052,105          $  2,680,627
Apr-2003                     $  2,621,466    $  2,980,241    $  2,246,234          $  2,902,047
May-2003                     $  2,884,923    $  3,300,021    $  2,499,385          $  3,198,055
Jun-2003                     $  2,943,838    $  3,359,751    $  2,547,623          $  3,306,469

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 11/14/97.

Returns for the Select Shares prior to 10/31/01 (offering date of the Select Shares) are calculated using the historical expenses of the Institutional Shares, which are lower than the expenses of the Select Shares.

Returns for the Class A, Class B, and Class C Shares prior to 4/30/01 (offering date of the Class A, Class B, and Class C Shares) are calculated using the historical expenses of the Institutional Shares, which are lower than the expenses of the Class A, Class B, and Class C Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Shares of the JPMorgan Small Cap Growth Fund, Russell 2000 Index, Russell 2000 Growth Index and Lipper Small-Cap Growth Funds Index from November 14, 1997 to June 30, 2003. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell 2000 Index is an unmanaged, capitalization weighted price only index, which is comprised of 2000 of the smallest stocks (on the basis of capitalization) in the Russell 3000 Index. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth rates. The Lipper Small-Cap Growth Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Shares have a $3,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN TRUST SMALL CAP EQUITY FUND

AS OF JUNE 30, 2003                                                  (Unaudited)

FUND FACTS

Fund Inception                                      1/1/1997
Fiscal Year End                                  DECEMBER 31
Net Assets as of 6/30/2003
(In Millions)                                         $299.2
Primary Benchmark                                  S&P SMALL
                                               CAP 600 INDEX

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Trust Small Cap Equity Fund (formerly JPMorgan Select Small Cap
   Equity Fund), which seeks capital growth over the long term, rose 10.59% (Select Class) in the six months ended June 30, 2003. This compares with a rise of 12.92% for the S&P Small Cap 600 Index, the Fund's index.

Q: WHY DID THE FUND PERFORM THIS WAY?

A: The Fund captured the majority of the rise in small capitalization U.S.
   equities, although it trailed its benchmark, the S&P Small Cap 600 Index. While delivering strong absolute returns for the period, the portfolio's bias toward owning high quality, profitable, and relatively larger small cap companies with longer track records hurt relative performance. The Fund was less exposed to the non-earning, low quality, low market cap, and low absolute stock price companies that rallied during April and May.

   Stock selection in the Finance and Retail sectors had the largest negative impact on relative performance. In Finance, mid-Atlantic based regional bank holding company, Commerce Bancorp, declined on concerns regarding slow balance sheet growth and deteriorating balance sheet quality. Some of the Fund's regional bank stocks underperformed the index. Additionally, it suffered from being underweight in the Finance sector.

   Within Retail, the greatest detractor from performance was AFC Enterprises, the franchiser and operator of quick-service restaurant brands such as Popeye's Chicken & Biscuits, where financial control issues forced management to restate earnings. In addition, casual-dining chain, Cheesecake Factory, negatively impacted Fund performance during the period, due to weak bakery sales and falling same store sales. We have sold both stocks.

   The Fund's best performing sectors relative to the benchmark were Health Services & Systems and Pharmaceuticals. In Health Services & Systems, managed care provider, Coventry Health Care, has delivered better than expected EPS results, driven by double-digit membership and pricing growth, continued acquisitions, and margin expansion. In addition, contact lens maker, Cooper Companies, is benefiting from better than expected contact lens sales and a new contact lens product launch in Japan.

   In Pharmaceuticals, biotechnology company, Scios, significantly added to performance after Johnson & Johnson agreed in February to acquire Scios for $45 per share, a 29% premium to the market price.

Q: HOW WAS THE FUND MANAGED?

A: In the absence of any clear, sustainable industry leadership coming out of the recession, the Fund has maintained broad diversification across the small-cap universe, with the exception of two sector underweights, Finance and Basic Materials. We continue to look for ideas in the healthcare technology, pharmaceutical, software, and industrial cyclical areas that should deliver upside during the recovery.

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Consumer Goods & Services                  29.2%
Industrial Products & Services             17.3%
Technology                                 15.7%
Finance & Insurance                        11.4%
Health Services & Systems                  11.0%
Energy                                      6.5%
Utilities                                   3.3%
Short-Term Investments                      2.2%
REITs                                       1.6%
Pharmaceuticals                             1.3%
Telecommunications                          0.5%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. Cooper Companies, Inc.                  1.9%
 2. Integrated Circuit Systems, Inc.        1.6%
 3. Henry Schein, Inc.                      1.5%
 4. Pride International, Inc.               1.5%
 5. UCBH Holdings, Inc.                     1.4%
 6. East-West Bancorp, Inc.                 1.4%
 7. Alliant Techsystems, Inc.               1.4%
 8. Markel Corp.                            1.4%
 9. Chico's FAS, Inc.                       1.3%
10. Church & Dwight Co., Inc.               1.3%

Top 10 equity holdings comprised 14.7% of the Portfolio's market value of investments ($44,031 in thousands). As of June 30, 2003 the Fund held 110 equity holdings. Portfolio holdings are subject to change at any time.

                                                 SEMI-ANNUAL REPORT JUNE 30 2003

                                                                     (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

                             1 YEAR     3 YEARS    5 YEARS   10 YEARS
                            -----------------------------------------
SELECT SHARES               (6.63%)     (3.94%)    (1.49%)      6.22%

[CHART]

TEN-YEAR FUND PERFORMANCE (06/30/93 TO 06/30/03)

          JPMORGAN TRUST SMALL CAP EQUITY    S&P SMALLCAP 600 INDEX     LIPPER SMALL-CAP CORE FUNDS INDEX
Jun-1993                     $  5,000,000              $  5,000,000                          $  5,000,000
Jul-1993                     $  5,103,000              $  5,051,500                          $  5,046,500
Aug-1993                     $  5,349,475              $  5,318,219                          $  5,197,895
Sep-1993                     $  5,502,470              $  5,511,271                          $  5,282,101
Oct-1993                     $  5,630,127              $  5,617,087                          $  5,394,081
Nov-1993                     $  5,514,147              $  5,415,995                          $  5,260,848
Dec-1993                     $  5,816,322              $  5,612,054                          $  5,413,412
Jan-1994                     $  5,857,618              $  5,744,499                          $  5,556,326
Feb-1994                     $  5,858,789              $  5,727,840                          $  5,545,769
Mar-1994                     $  5,567,022              $  5,317,154                          $  5,330,039
Apr-1994                     $  5,418,939              $  5,396,911                          $  5,320,978
May-1994                     $  5,509,977              $  5,290,052                          $  5,334,280
Jun-1994                     $  5,552,955              $  5,093,791                          $  5,160,916
Jul-1994                     $  5,564,061              $  5,156,954                          $  5,235,233
Aug-1994                     $  5,797,195              $  5,508,143                          $  5,476,578
Sep-1994                     $  5,807,050              $  5,479,500                          $  5,486,435
Oct-1994                     $  5,890,091              $  5,424,705                          $  5,514,965
Nov-1994                     $  5,652,720              $  5,217,482                          $  5,375,436
Dec-1994                     $  5,714,900              $  5,344,266                          $  5,422,203
Jan-1995                     $  5,792,623              $  5,268,378                          $  5,478,051
Feb-1995                     $  5,940,914              $  5,485,435                          $  5,696,078
Mar-1995                     $  5,989,629              $  5,596,241                          $  5,816,835
Apr-1995                     $  6,032,755              $  5,721,037                          $  5,914,557
May-1995                     $  6,131,692              $  5,810,285                          $  5,986,123
Jun-1995                     $  6,411,297              $  6,129,270                          $  6,224,371
Jul-1995                     $  6,669,031              $  6,598,159                          $  6,568,579
Aug-1995                     $  6,796,410              $  6,741,339                          $  6,787,313
Sep-1995                     $  6,952,727              $  6,913,243                          $  6,903,376
Oct-1995                     $  6,703,124              $  6,571,729                          $  6,658,996
Nov-1995                     $  6,913,602              $  6,808,311                          $  6,858,100
Dec-1995                     $  6,849,306              $  6,920,648                          $  7,088,532
Jan-1996                     $  6,847,936              $  6,935,874                          $  7,140,279
Feb-1996                     $  6,993,112              $  7,162,677                          $  7,393,044
Mar-1996                     $  7,252,557              $  7,315,958                          $  7,577,871
Apr-1996                     $  7,583,273              $  7,735,894                          $  8,100,744
May-1996                     $  7,652,281              $  8,010,518                          $  8,466,087
Jun-1996                     $  7,558,923              $  7,696,506                          $  8,081,727
Jul-1996                     $  7,230,110              $  7,166,986                          $  7,425,491
Aug-1996                     $  7,554,019              $  7,609,906                          $  7,804,191
Sep-1996                     $  7,805,568              $  7,943,981                          $  8,131,967
Oct-1996                     $  7,640,870              $  7,889,168                          $  7,979,899
Nov-1996                     $  7,955,674              $  8,298,615                          $  8,267,973
Dec-1996                     $  7,935,785              $  8,395,709                          $  8,414,316
Jan-1997                     $  7,804,051              $  8,535,078                          $  8,601,956
Feb-1997                     $  7,791,564              $  8,351,574                          $  8,376,584
Mar-1997                     $  7,493,927              $  7,906,435                          $  7,954,404
Apr-1997                     $  7,543,387              $  8,002,893                          $  7,956,791
May-1997                     $  8,296,971              $  8,943,233                          $  8,804,985
Jun-1997                     $  8,784,003              $  9,338,524                          $  9,302,466
Jul-1997                     $  9,244,285              $  9,925,917                          $  9,862,475
Aug-1997                     $  9,230,418              $ 10,176,051                          $ 10,104,105
Sep-1997                     $  9,638,403              $ 10,848,687                          $ 10,861,913
Oct-1997                     $  9,349,251              $ 10,380,024                          $ 10,429,609
Nov-1997                     $  9,145,437              $ 10,304,250                          $ 10,296,110
Dec-1997                     $  9,338,406              $ 10,512,396                          $ 10,284,784
Jan-1998                     $  9,146,035              $ 10,307,404                          $ 10,134,627
Feb-1998                     $  9,844,792              $ 11,246,409                          $ 10,891,683
Mar-1998                     $ 10,341,954              $ 11,676,021                          $ 11,404,682
Apr-1998                     $ 10,325,407              $ 11,744,910                          $ 11,514,166
May-1998                     $  9,932,009              $ 11,123,604                          $ 10,916,581
Jun-1998                     $  9,855,532              $ 11,155,863                          $ 10,877,282
Jul-1998                     $  9,456,383              $ 10,302,439                          $ 10,093,030
Aug-1998                     $  8,049,273              $  8,314,068                          $  8,142,047
Sep-1998                     $  8,286,727              $  8,823,721                          $  8,484,827
Oct-1998                     $  8,552,731              $  9,233,141                          $  8,832,705
Nov-1998                     $  9,104,382              $  9,752,967                          $  9,325,570
Dec-1998                     $  9,657,928              $ 10,376,182                          $  9,911,216
Jan-1999                     $  9,591,289              $ 10,245,442                          $  9,836,882
Feb-1999                     $  8,862,351              $  9,322,328                          $  9,033,208
Mar-1999                     $  8,722,326              $  9,442,586                          $  9,073,858
Apr-1999                     $  9,407,900              $ 10,066,741                          $  9,686,343
May-1999                     $  9,759,756              $ 10,311,362                          $  9,886,851
Jun-1999                     $ 10,043,765              $ 10,898,079                          $ 10,458,311
Jul-1999                     $  9,861,973              $ 10,802,176                          $ 10,400,790
Aug-1999                     $  9,186,427              $ 10,326,880                          $ 10,019,081
Sep-1999                     $  8,640,754              $ 10,370,253                          $ 10,011,066
Oct-1999                     $  8,194,027              $ 10,344,327                          $ 10,098,162
Nov-1999                     $  8,690,585              $ 10,776,720                          $ 10,749,493
Dec-1999                     $  9,314,569              $ 11,662,567                          $ 11,909,364
Jan-2000                     $  8,861,881              $ 11,301,027                          $ 11,680,704
Feb-2000                     $  9,670,970              $ 12,814,235                          $ 13,327,683
Mar-2000                     $  9,825,706              $ 12,340,108                          $ 13,138,430
Apr-2000                     $  9,969,161              $ 12,129,092                          $ 12,407,933
May-2000                     $  9,531,515              $ 11,770,071                          $ 11,880,596
Jun-2000                     $ 10,314,052              $ 12,465,682                          $ 12,928,465
Jul-2000                     $  9,979,877              $ 12,159,026                          $ 12,526,389
Aug-2000                     $ 11,020,778              $ 13,236,316                          $ 13,642,491
Sep-2000                     $ 10,686,849              $ 12,876,288                          $ 13,291,879
Oct-2000                     $ 10,664,406              $ 12,957,409                          $ 12,891,793
Nov-2000                     $  9,508,385              $ 11,608,543                          $ 11,607,771
Dec-2000                     $ 10,407,878              $ 13,038,715                          $ 12,734,885
Jan-2001                     $ 10,078,989              $ 13,598,076                          $ 13,188,247
Feb-2001                     $  9,384,547              $ 12,768,593                          $ 12,350,793
Mar-2001                     $  8,987,580              $ 12,182,515                          $ 11,766,601
Apr-2001                     $  9,670,636              $ 13,110,823                          $ 12,704,399
May-2001                     $  9,806,025              $ 13,361,239                          $ 13,166,839
Jun-2001                     $  9,917,814              $ 13,850,261                          $ 13,573,694
Jul-2001                     $  9,976,329              $ 13,618,961                          $ 13,258,785
Aug-2001                     $  9,691,006              $ 13,308,449                          $ 12,887,539
Sep-2001                     $  8,677,327              $ 11,509,147                          $ 11,199,271
Oct-2001                     $  9,014,007              $ 12,122,584                          $ 11,864,508
Nov-2001                     $  9,456,595              $ 13,008,745                          $ 12,746,041
Dec-2001                     $  9,953,066              $ 13,889,437                          $ 13,640,813
Jan-2002                     $ 10,056,578              $ 14,010,275                          $ 13,479,851
Feb-2002                     $  9,963,052              $ 13,769,299                          $ 13,119,939
Mar-2002                     $ 10,434,304              $ 14,857,073                          $ 14,127,550
Apr-2002                     $ 10,624,209              $ 15,277,528                          $ 14,196,775
May-2002                     $ 10,397,913              $ 14,645,039                          $ 13,667,236
Jun-2002                     $  9,791,715              $ 13,887,890                          $ 12,901,871
Jul-2002                     $  8,630,417              $ 11,926,920                          $ 11,148,506
Aug-2002                     $  8,702,050              $ 12,040,226                          $ 11,207,593
Sep-2002                     $  8,217,346              $ 11,303,364                          $ 10,414,096
Oct-2002                     $  8,319,241              $ 11,665,072                          $ 10,783,796
Nov-2002                     $  8,562,162              $ 12,271,655                          $ 11,579,640
Dec-2002                     $  8,266,768              $ 11,858,101                          $ 11,016,870
Jan-2003                     $  7,989,004              $ 11,450,182                          $ 10,695,177
Feb-2003                     $  7,894,734              $ 11,083,776                          $ 10,361,488
Mar-2003                     $  7,886,050              $ 11,171,338                          $ 10,448,524
Apr-2003                     $  8,443,594              $ 12,077,333                          $ 11,318,886
May-2003                     $  8,981,451              $ 13,050,767                          $ 12,312,684
Jun-2003                     $  9,142,655              $ 13,390,086                          $ 12,595,876

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The fund commenced operations on 1/1/97.

Returns for the Fund prior to 1/1/97 (offering date of the Shares) are calculated using the historical expenses at the level indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the SEC and was not subject to investment restrictions of registered mutual funds. If the account had been registered, performance may have been adversely affected.

The graph illustrates comparative performance for $5,000,000 invested in the JPMorgan Trust Small Cap Equity Fund, S&P SmallCap 600 Index, and Lipper Small-Cap Core Funds Index from June 30, 1993 to June 30, 2003. The performance of the Fund assumes reinvestment of all dividends and capital gains. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The S&P SmallCap 600 Index includes 600 stocks of small U.S. Companies chosen for market size, liquidity and industry group representation. The Lipper Small-Cap Core Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investor's cannot invest directly in an index.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN U.S. SMALL COMPANY FUND

AS OF JUNE 30, 2003                                                  (Unaudited)

FUND FACTS

Fund Inception                                     11/4/1993
Fiscal Year End                                  DECEMBER 31
Net Assets as of 6/30/2003
(In Millions)                                         $347.2
Primary Benchmark                         RUSSELL 2000 INDEX

Q: HOW DID THE FUND PERFORM?

A: JPMorgan U.S. Small Company Fund, which seeks to provide a high total return from a portfolio of small company stocks, returned 12.66% (Institutional shares) during the six months ended June 30, 2003. This compares with a gain of 17.88% for the Russell 2000 Index, the Fund's benchmark.

Q: WHY DID THE FUND PERFORM THIS WAY?

A: Although we made up significant absolute performance and delivered numbers that were more competitive in the second quarter, our year-to-date relative performance was still negatively affected by our disappointing first quarter results. With war worries behind us and with the perception that the economy is improving, investors shrugged off mixed earnings results and added risk across their portfolios. Although we would have certainly benefited from owning lesser-quality and less-liquid stocks that drove much of the absolute performance of the Russell 2000 index, we have since the beginning of the year consciously focused on overlooked and mis-priced companies with real earnings potential. Many of the names that we were in a bit early have finally begun to pay-off.

   One way to explain the outperformance of the index is to look at the Fund's biotech and pharmaceutical holdings. Looking at the biotech area, this performance was significantly less than that of the more risky, stage-one testing biotech companies held in the benchmark.

   The portfolio underperformed mainly due to stock selection, which detracted from performance in the first half of this year. Stock picks within the software, pharmaceutical and media sectors were the primary drivers that negatively affected performance. The main detractors on a stock specific level were pharmaceutical companies First Horizon Pharmaceuticals and Adolor Corp. First Horizon fell because it failed to gain market share in a competitive calcium channel market. Also pressuring the stock were inventory-related issues and management's failure to properly recognize the challenges to the company's business. Adolor was hit by the Street's avoidance of risk, in advance of data from the company's Phase III trial results, which are expected shortly.

   Stock selection within the finance, industrial cyclicals and energy sectors added to performance. Top contributors included financial companies Doral Financial Corp. and Lendingtree Inc., which benefited from continuing strength in mortgage refinancing. In the industrial cyclical sector, the fund benefited from owning truck trailer producer, Wabash National Corp., and special situation stock, Unova Inc.

Q: HOW WAS THE FUND MANAGED?

A: The Fund utilizes active stock selection, within a systematic valuation process. This strategy invests in a diversified portfolio of 200-250 U.S. small capitalization stocks, with the aim of limiting the style or theme volatility that characterizes many small-cap competitors. As such, it is managed to maintain risk characteristics similar to those of the Russell 2000 index. The portfolio focuses on the bottom-up selection of attractively valued small-cap companies with strong fundamentals. Investment decisions are made based on market conditions, analysts' input and the portfolio manager's own quantitative and qualitative analysis. The portfolio managers work closely with research analysts to understand the relevant risk/reward trade-off between securities within the same industry.

                                                 SEMI-ANNUAL REPORT JUNE 30 2003

                                                                     (Unaudited)

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Technology                               19.5%
Consumer Goods & Services                19.1%
Industrial Products & Services           17.7%
Finance & Insurance                      14.5%
Health Services & Systems                 5.6%
Pharmaceuticals                           5.6%
REITs                                     5.4%
Energy                                    5.0%
Short-Term Investments                    3.6%
Utilities                                 2.9%
Telecommunications                        1.1%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. Crown Holdings, Inc.                  1.5%
 2. Maxtor Corp.                          1.3%
 3. Prentiss Properties Trust             1.2%
 4. NetBank, Inc.                         1.2%
 5. Sierra Pacific Resources              1.2%
 6. UNOVA, Inc.                           1.1%
 7. Precision Castparts Corp.             1.1%
 8. Silgan Holdings, Inc.                 1.1%
 9. Atmos Energy Corp.                    1.0%
10. EMCOR Group, Inc.                     1.0%

Top 10 equity holdings comprised 11.7% of the Portfolio's market value of investments ($41,192 in thousands). As of June 30, 2003 the Fund held 230 equity holdings. Portfolio holdings are subject to change at any time.

AVERAGE ANNUAL TOTAL RETURNS

                                        1 YEAR     3 YEARS    5 YEARS   10 YEARS
                                     -------------------------------------------
INSTITUTIONAL SHARES                   (3.84%)     (9.74%)    (0.60%)      7.18%
                                     -------------------------------------------
SELECT SHARES                          (4.02%)     (9.90%)    (0.78%)      7.05%

[CHART]

TEN-YEAR FUND PERFORMANCE (06/30/93 TO 06/30/03)

          JPMORGAN U.S. SMALL COMPANY FUND                           LIPPER SMALL-CAP CORE
          (INSTITUTIONAL SHARES)              RUSSELL 2000 INDEX     FUNDS INDEX
Jun-1993                      $  3,000,000          $  3,000,000              $  3,000,000
Jul-1993                      $  2,997,600          $  3,041,400              $  3,027,900
Aug-1993                      $  3,099,518          $  3,172,788              $  3,118,737
Sep-1993                      $  3,163,059          $  3,262,261              $  3,169,261
Oct-1993                      $  3,201,648          $  3,346,427              $  3,236,449
Nov-1993                      $  3,126,089          $  3,237,334              $  3,156,509
Dec-1993                      $  3,222,998          $  3,348,051              $  3,248,047
Jan-1994                      $  3,310,341          $  3,452,845              $  3,333,796
Feb-1994                      $  3,264,989          $  3,440,414              $  3,327,462
Mar-1994                      $  3,123,289          $  3,259,105              $  3,198,023
Apr-1994                      $  3,099,239          $  3,278,333              $  3,192,587
May-1994                      $  3,023,928          $  3,241,616              $  3,200,568
Jun-1994                      $  2,912,345          $  3,132,374              $  3,096,550
Jul-1994                      $  2,972,048          $  3,183,744              $  3,141,140
Aug-1994                      $  3,114,112          $  3,361,079              $  3,285,947
Sep-1994                      $  3,087,019          $  3,349,651              $  3,291,861
Oct-1994                      $  3,108,320          $  3,336,253              $  3,308,979
Nov-1994                      $  2,972,175          $  3,201,468              $  3,225,262
Dec-1994                      $  3,035,780          $  3,287,268              $  3,253,322
Jan-1995                      $  3,029,708          $  3,245,848              $  3,286,831
Feb-1995                      $  3,172,710          $  3,380,875              $  3,417,647
Mar-1995                      $  3,272,968          $  3,438,688              $  3,490,101
Apr-1995                      $  3,352,174          $  3,515,027              $  3,548,734
May-1995                      $  3,394,746          $  3,575,486              $  3,591,674
Jun-1995                      $  3,571,273          $  3,761,053              $  3,734,623
Jul-1995                      $  3,753,765          $  3,977,690              $  3,941,147
Aug-1995                      $  3,829,967          $  4,060,028              $  4,072,388
Sep-1995                      $  3,895,459          $  4,132,703              $  4,142,025
Oct-1995                      $  3,767,299          $  3,947,971              $  3,995,398
Nov-1995                      $  3,923,642          $  4,113,786              $  4,114,860
Dec-1995                      $  4,003,684          $  4,222,389              $  4,253,119
Jan-1996                      $  4,030,108          $  4,217,745              $  4,284,167
Feb-1996                      $  4,175,192          $  4,349,339              $  4,435,827
Mar-1996                      $  4,234,480          $  4,438,065              $  4,546,722
Apr-1996                      $  4,452,132          $  4,675,501              $  4,860,446
May-1996                      $  4,603,504          $  4,859,716              $  5,079,652
Jun-1996                      $  4,415,682          $  4,659,982              $  4,849,036
Jul-1996                      $  4,109,233          $  4,253,165              $  4,455,294
Aug-1996                      $  4,325,790          $  4,500,274              $  4,682,514
Sep-1996                      $  4,500,119          $  4,676,235              $  4,879,180
Oct-1996                      $  4,524,420          $  4,604,221              $  4,787,939
Nov-1996                      $  4,691,823          $  4,793,915              $  4,960,784
Dec-1996                      $  4,837,739          $  4,919,516              $  5,048,590
Jan-1997                      $  4,941,267          $  5,017,906              $  5,161,173
Feb-1997                      $  4,834,041          $  4,895,971              $  5,025,951
Mar-1997                      $  4,598,140          $  4,664,881              $  4,772,643
Apr-1997                      $  4,569,631          $  4,677,943              $  4,774,074
May-1997                      $  5,038,019          $  5,198,598              $  5,282,991
Jun-1997                      $  5,273,798          $  5,421,617              $  5,581,480
Jul-1997                      $  5,613,431          $  5,673,723              $  5,917,485
Aug-1997                      $  5,725,699          $  5,803,651              $  6,062,463
Sep-1997                      $  6,082,983          $  6,228,478              $  6,517,148
Oct-1997                      $  5,827,498          $  5,955,048              $  6,257,766
Nov-1997                      $  5,853,721          $  5,916,340              $  6,177,666
Dec-1997                      $  5,935,673          $  6,019,876              $  6,170,871
Jan-1998                      $  5,760,571          $  5,924,762              $  6,080,776
Feb-1998                      $  6,301,489          $  6,362,602              $  6,535,010
Mar-1998                      $  6,631,056          $  6,624,741              $  6,842,809
Apr-1998                      $  6,578,008          $  6,661,177              $  6,908,500
May-1998                      $  6,224,111          $  6,302,140              $  6,549,949
Jun-1998                      $  6,183,654          $  6,315,374              $  6,526,369
Jul-1998                      $  5,646,913          $  5,803,829              $  6,055,818
Aug-1998                      $  4,537,859          $  4,676,725              $  4,885,228
Sep-1998                      $  4,847,795          $  5,042,913              $  5,090,896
Oct-1998                      $  4,994,683          $  5,248,664              $  5,299,623
Nov-1998                      $  5,239,423          $  5,523,694              $  5,595,342
Dec-1998                      $  5,622,425          $  5,865,611              $  5,946,729
Jan-1999                      $  5,631,421          $  5,943,623              $  5,902,129
Feb-1999                      $  5,144,866          $  5,462,190              $  5,419,925
Mar-1999                      $  5,348,603          $  5,547,400              $  5,444,315
Apr-1999                      $  5,635,823          $  6,044,447              $  5,811,806
May-1999                      $  5,552,412          $  6,132,696              $  5,932,110
Jun-1999                      $  5,969,399          $  6,409,894              $  6,274,986
Jul-1999                      $  5,941,342          $  6,234,263              $  6,240,474
Aug-1999                      $  5,853,411          $  6,003,595              $  6,011,448
Sep-1999                      $  6,020,233          $  6,004,796              $  6,006,639
Oct-1999                      $  6,294,153          $  6,028,815              $  6,058,897
Nov-1999                      $  7,092,252          $  6,388,735              $  6,449,696
Dec-1999                      $  8,112,827          $  7,111,940              $  7,145,618
Jan-2000                      $  8,071,452          $  6,997,438              $  7,008,422
Feb-2000                      $  9,658,299          $  8,152,714              $  7,996,610
Mar-2000                      $  8,786,155          $  7,615,451              $  7,883,058
Apr-2000                      $  7,533,249          $  7,157,000              $  7,444,760
May-2000                      $  7,008,935          $  6,739,747              $  7,128,358
Jun-2000                      $  8,159,101          $  7,327,453              $  7,757,079
Jul-2000                      $  7,746,251          $  7,091,509              $  7,515,834
Aug-2000                      $  8,633,196          $  7,632,591              $  8,185,494
Sep-2000                      $  8,396,647          $  7,408,193              $  7,975,127
Oct-2000                      $  7,792,928          $  7,077,788              $  7,735,076
Nov-2000                      $  6,599,051          $  6,351,607              $  6,964,662
Dec-2000                      $  7,335,505          $  6,897,210              $  7,640,931
Jan-2001                      $  7,436,002          $  7,256,554              $  7,912,948
Feb-2001                      $  6,661,914          $  6,780,525              $  7,410,476
Mar-2001                      $  6,178,925          $  6,448,957              $  7,059,960
Apr-2001                      $  6,809,793          $  6,953,265              $  7,622,639
May-2001                      $  7,074,694          $  7,124,316              $  7,900,103
Jun-2001                      $  7,207,699          $  7,370,104              $  8,144,217
Jul-2001                      $  6,814,879          $  6,971,382              $  7,955,271
Aug-2001                      $  6,506,847          $  6,746,206              $  7,732,523
Sep-2001                      $  5,578,320          $  5,838,167              $  6,719,563
Oct-2001                      $  5,880,664          $  6,179,700              $  7,118,705
Nov-2001                      $  6,289,371          $  6,658,008              $  7,647,624
Dec-2001                      $  6,685,601          $  7,068,807              $  8,184,488
Jan-2002                      $  6,547,209          $  6,995,292              $  8,087,911
Feb-2002                      $  6,424,776          $  6,803,621              $  7,871,963
Mar-2002                      $  6,919,484          $  7,350,632              $  8,476,530
Apr-2002                      $  6,860,668          $  7,417,523              $  8,518,065
May-2002                      $  6,573,206          $  7,088,185              $  8,200,341
Jun-2002                      $  6,237,973          $  6,736,611              $  7,741,122
Jul-2002                      $  5,370,271          $  5,719,383              $  6,689,104
Aug-2002                      $  5,423,437          $  5,704,512              $  6,724,556
Sep-2002                      $  5,093,149          $  5,294,928              $  6,248,457
Oct-2002                      $  5,173,112          $  5,464,895              $  6,470,278
Nov-2002                      $  5,514,020          $  5,952,364              $  6,947,784
Dec-2002                      $  5,323,786          $  5,620,817              $  6,610,122
Jan-2003                      $  5,088,475          $  5,465,121              $  6,417,106
Feb-2003                      $  4,852,878          $  5,300,074              $  6,216,893
Mar-2003                      $  4,874,231          $  5,368,445              $  6,269,115
Apr-2003                      $  5,296,827          $  5,877,374              $  6,791,332
May-2003                      $  5,853,523          $  6,508,016              $  7,387,611
Jun-2003                      $  5,999,230          $  6,625,811              $  7,557,526

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The Fund commenced operations on 11/4/93.

Returns for the Institutional Shares prior to 9/10/01 (offering date of the Institutional Shares) are calculated using the historical expenses of the J.P. Morgan Institutional U.S. Small Company Fund, which are similar to the expenses of the Institutional Shares. The returns presented prior to 11/4/93 are based on historical expenses of the J.P. Morgan U.S. Small Company Fund, which are higher than the expenses of the Institutional Shares.

Returns for the Select Shares prior to 9/10/01 (offering date of the Select Shares) are calculated using the historical expenses of the J.P. Morgan U.S. Small Company Fund, which are similar to the expenses of the Select Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Shares of the JPMorgan U.S. Small Company Fund, Russell 2000 Index, and Lipper Small-Cap Core Funds Index from June 30, 1993 to June 30, 2003.

The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell 2000 Index is an unmanaged, capitalization weighted price only index, which is comprised of 2000 of the smallest stocks (on the basis of capitalization) in the Russell 3000 Index. The Lipper Small-Cap Core Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Shares have a $3,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN U.S. SMALL COMPANY OPPORTUNITIES FUND

AS OF JUNE 30, 2003                                                  (Unaudited)

FUND FACTS

Fund Inception                                     6/16/1997
Fiscal Year End                                  DECEMBER 31
Net Assets as of 6/30/2003
(In Millions)                                          $18.7
Primary Benchmark                               RUSSELL 2000
                                                GROWTH INDEX

Q: HOW DID THE FUND PERFORM?

A: JPMorgan U.S. Small Company Opportunities Fund, which seeks long-term growth from small-cap stocks, rose 8.24% (Select Shares) during the six months ended June 30, 2003. This compares with a gain of 19.32% for the Russell 2000 Growth Index.

Q: WHY DID THE FUND PERFORM THIS WAY?

A: Although we made up significant absolute performance during the second quarter, we still trailed the benchmark during this period. However, a disappointing first quarter was the primary reason for our underperformance year-to-date, relative to the Russell 2000 Growth Index.

   Focusing on the second quarter bull market in equities, investors shrugged off mixed earnings results and added risk across their portfolios. This was due, in large part, to their relief that the war with Iraq was officially over and the aligned perception that the economy was improving, or soon would be. Both growth and value stocks did well, with the Russell 2000 Growth index returning 19.32% and the Russell 2000 Value index returning 16.49%, during the first half of this year. Although the growth side of the Russell 2000 has outperformed over the last three, six and twelve months, the spread is not that significant when compared to the 1998-2001 period, when the performance of each style varied considerably.

   Although we certainly would have benefited from owning the lesser quality and less liquid stocks (micro cap & non-earners) that drove much of the absolute performance of the Russell 2000 Index during this period, we instead consciously focused on overlooked and mis-priced companies with real earnings potential, as we had since the beginning of the year.

   Stock selection was the primary reason the portfolio underperformed the index over the first half. Stock decisions within the basic materials, energy and insurance sectors added to performance. However, stock picks within the software, pharmaceutical and consumer cyclical sectors had a significant negative impact on the portfolio.

   On a stock specific level, the main contributors to performance were Atherogenics Inc., Netbank Inc. and WR Berkley Corp. Atherogenics outperformed as its lead drug for treating heart inflammation, which has significant commercialization potential, entered phase III trials on a promising note. Netbank continued to execute well, as mortgage origination volume remained strong in the face of low interest rates. WR Berkley, a property casualty insurer, outperformed on the strength of its insurance premiums.

   The main detractors to performance included First Horizon Pharmaceuticals, Alloy Online Inc. and Monolithic Systems Technologies. First Horizon significantly underperformed, as the company was unable to grow its lead product, Sular, a hypertension product. Alloy Online, a catalog retailer and advertising company, missed earnings due to higher expenses in its retail business. The shares of the semiconductor company Monolithic Systems' declined when its major customer, Nintendo, slashed the sales forecast for its Gamecube.

Q: HOW WAS THE FUND MANAGED?

A: We have been managing the portfolio for an upturn in the economy all year.
   Although we have been a bit early, we are starting to see positive signs of a recovery. We still hold names in cyclical stocks as valuations remain cheap. We aggressively trimmed companies and sectors where we have seen outsized returns and mixed earnings picture such as pharmaceuticals (biotech) and software. Also, we've been gradually reducing our holdings in companies with mortgage exposure and redeploying money slowly into asset sensitive banks.

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Technology                               24.4%
Consumer Goods & Services                17.8%
Finance & Insurance                      11.4%
Short-Term Investments                    9.9%
Industrial Products & Services            9.9%
Health Services & Systems                 9.7%
Pharmaceuticals                           8.7%
Energy                                    6.3%
Utilities                                 0.8%
Telecommunications                        0.6%
REITs                                     0.5%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. eSpeed, Inc., Class A                 2.0%
 2. W.R. Berkley Corp.                    1.9%
 3. Crown Holdings, Inc.                  1.8%
 4. NetBank, Inc.                         1.6%
 5. AtheroGenics, Inc.                    1.5%
 6. Global Imaging Systems, Inc.          1.5%
 7. Omnicare, Inc.                        1.5%
 8. Serena Software, Inc.                 1.5%
 9. EMCOR Group, Inc.                     1.5%
10. Maxtor Corp.                          1.4%

Top 10 equity holdings comprised 16.2% of the Portfolio's market value of investments ($3,037 in thousands). As of June 30, 2003 the Fund held 148 equity holdings. Portfolio holdings are subject to change at any time.

                                                 SEMI-ANNUAL REPORT JUNE 30 2003

                                                                     (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

                                                                           SINCE
                                                                       INCEPTION
                                         1 YEAR    3 YEARS   5 YEARS   (6/16/97)
                                     -------------------------------------------
SELECT SHARES                           (7.52%)   (24.95%)   (7.40%)     (2.41%)

[CHART]

LIFE OF FUND FUND PERFORMANCE (06/16/97 TO 06/30/03)

           JPMORGAN U.S. SMALL COMPANY                                          LIPPER SMALL-CAP
           OPPORTUNITIES FUND (SELECT SHARES)    RUSSELL 2000 GROWTH INDEX      GROWTH FUNDS INDEX
Jun-1997                         $  1,000,000                 $  1,000,000            $  1,000,000
Jun-1997                         $  1,028,000                 $  1,000,000            $  1,000,000
Jul-1997                         $  1,092,970                 $  1,051,200            $  1,060,200
Aug-1997                         $  1,114,938                 $  1,082,736            $  1,077,057
Sep-1997                         $  1,222,976                 $  1,169,138            $  1,167,745
Oct-1997                         $  1,151,921                 $  1,098,873            $  1,108,074
Nov-1997                         $  1,136,946                 $  1,072,720            $  1,083,031
Dec-1997                         $  1,183,902                 $  1,073,364            $  1,068,627
Jan-1998                         $  1,182,955                 $  1,059,088            $  1,052,811
Feb-1998                         $  1,288,947                 $  1,152,605            $  1,137,878
Mar-1998                         $  1,363,964                 $  1,200,899            $  1,189,310
Apr-1998                         $  1,360,963                 $  1,208,225            $  1,197,992
May-1998                         $  1,256,986                 $  1,120,508            $  1,113,175
Jun-1998                         $  1,268,047                 $  1,131,937            $  1,145,791
Jul-1998                         $  1,186,005                 $  1,037,420            $  1,059,627
Aug-1998                         $    905,040                 $    797,984            $    828,205
Sep-1998                         $  1,012,016                 $    878,899            $    872,513
Oct-1998                         $  1,045,008                 $    924,778            $    906,890
Nov-1998                         $  1,131,012                 $    996,540            $    980,621
Dec-1998                         $  1,245,696                 $  1,086,727            $  1,078,879
Jan-1999                         $  1,303,248                 $  1,135,630            $  1,104,988
Feb-1999                         $  1,189,213                 $  1,031,720            $    998,688
Mar-1999                         $  1,229,290                 $  1,068,449            $  1,043,829
Apr-1999                         $  1,274,528                 $  1,162,793            $  1,084,538
May-1999                         $  1,250,949                 $  1,164,654            $  1,090,503
Jun-1999                         $  1,389,679                 $  1,226,031            $  1,192,574
Jul-1999                         $  1,384,537                 $  1,188,147            $  1,188,400
Aug-1999                         $  1,361,969                 $  1,143,710            $  1,171,762
Sep-1999                         $  1,412,362                 $  1,165,784            $  1,214,297
Oct-1999                         $  1,485,381                 $  1,195,628            $  1,285,091
Nov-1999                         $  1,688,879                 $  1,322,005            $  1,447,269
Dec-1999                         $  2,013,650                 $  1,555,075            $  1,739,039
Jan-2000                         $  2,083,524                 $  1,540,613            $  1,720,953
Feb-2000                         $  2,616,906                 $  1,899,113            $  2,225,192
Mar-2000                         $  2,220,183                 $  1,699,517            $  2,050,514
Apr-2000                         $  1,849,190                 $  1,527,865            $  1,797,071
May-2000                         $  1,634,314                 $  1,394,024            $  1,650,070
Jun-2000                         $  2,042,403                 $  1,574,132            $  1,940,648
Jul-2000                         $  1,863,488                 $  1,439,229            $  1,814,312
Aug-2000                         $  2,193,512                 $  1,590,636            $  2,009,350
Sep-2000                         $  2,084,494                 $  1,511,582            $  1,909,887
Oct-2000                         $  1,851,239                 $  1,388,841            $  1,766,646
Nov-2000                         $  1,401,018                 $  1,136,628            $  1,465,786
Dec-2000                         $  1,577,967                 $  1,206,189            $  1,595,362
Jan-2001                         $  1,607,475                 $  1,303,770            $  1,644,020
Feb-2001                         $  1,341,277                 $  1,125,023            $  1,433,585
Mar-2001                         $  1,155,510                 $  1,022,758            $  1,294,384
Apr-2001                         $  1,349,173                 $  1,147,944            $  1,434,178
May-2001                         $  1,380,879                 $  1,174,576            $  1,473,044
Jun-2001                         $  1,385,436                 $  1,206,642            $  1,510,165
Jul-2001                         $  1,261,994                 $  1,103,716            $  1,426,049
Aug-2001                         $  1,179,333                 $  1,034,733            $  1,341,627
Sep-2001                         $    940,282                 $    867,727            $  1,132,199
Oct-2001                         $  1,021,805                 $    951,203            $  1,215,189
Nov-2001                         $  1,123,781                 $  1,030,628            $  1,309,366
Dec-2001                         $  1,187,274                 $  1,094,836            $  1,388,713
Jan-2002                         $  1,119,244                 $  1,055,860            $  1,346,774
Feb-2002                         $  1,040,001                 $    987,546            $  1,265,294
Mar-2002                         $  1,138,593                 $  1,073,364            $  1,368,796
Apr-2002                         $  1,085,307                 $  1,050,179            $  1,332,659
May-2002                         $  1,011,723                 $    988,744            $  1,279,220
Jun-2002                         $    933,517                 $    904,898            $  1,184,174
Jul-2002                         $    796,477                 $    765,815            $  1,016,258
Aug-2002                         $    808,902                 $    765,433            $  1,014,733
Sep-2002                         $    761,338                 $    710,168            $    953,241
Oct-2002                         $    780,600                 $    746,103            $    993,944
Nov-2002                         $    836,101                 $    820,042            $  1,077,237
Dec-2002                         $    797,557                 $    763,459            $  1,005,277
Jan-2003                         $    752,255                 $    742,693            $    978,738
Feb-2003                         $    703,509                 $    722,863            $    948,201
Mar-2003                         $    722,785                 $    733,778            $    967,734
Apr-2003                         $    768,104                 $    803,193            $  1,047,669
May-2003                         $    850,829                 $    893,713            $  1,154,531
Jun-2003                         $    863,104                 $    910,962            $  1,193,670

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The Fund commenced operations on 6/16/97.

Returns for the Select Shares prior to 9/10/01 (offering date of the Select Shares) are calculated using the historical expenses of the J.P. Morgan U.S. Small Company Opportunities Fund, which are similar to the expenses of the Select Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan U.S. Small Company Opportunities Fund, Russell 2000 Growth Index, and Lipper Small-Cap Growth Funds Index from June 16, 1997 to June 30, 2003. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell 2000 Growth measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth rates. The Lipper Small-Cap Growth Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN DYNAMIC SMALL CAP FUND

PORTFOLIO OF INVESTMENTS                                             (Unaudited)
(Amounts in thousands)

AS OF JUNE 30, 2003

SHARES     ISSUER                                                         VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 99.3%

           COMMON STOCKS -- 99.3%

           AEROSPACE -- 2.6%
    40     Alliant Techsystems, Inc.*                               $      2,074
    46     Engineered Support Systems, Inc.                                1,919
           ---------------------------------------------------------------------
                                                                           3,993
           ---------------------------------------------------------------------

           AIRLINES -- 0.6%
    71     Atlantic Coast Airlines Holdings, Inc.*                           958

           APPAREL -- 1.1%
    34     Coach, Inc.*                                                    1,691

           AUTOMOTIVE -- 3.2%
    44     Gentex Corp.*                                                   1,358
    30     Lithia Motors, Inc., Class A*                                     479
    59     O'Reilly Automotive, Inc.*                                      1,976
    28     Winnebago Industries, Inc. (l)                                  1,065
           ---------------------------------------------------------------------
                                                                           4,878
           ---------------------------------------------------------------------

           BANKING -- 6.7%
    46     CVB Financial Corp.                                               894
    55     East-West Bancorp, Inc.                                         1,977
    50     FNB Corp.                                                       1,521
    49     Pacific Northwest Bancorp.                                      1,696
    40     Texas Regional Bancshares, Class A                              1,387
    53     UCBH Holdings, Inc.                                             1,526
    62     Umpqua Holdings Corp.                                           1,179
           ---------------------------------------------------------------------
                                                                          10,180
           ---------------------------------------------------------------------

           BIOTECHNOLOGY -- 1.4%
    31     InterMune, Inc.*                                                  501
    38     Martek Biosciences Corp.*                                       1,640
           ---------------------------------------------------------------------
                                                                           2,141
           ---------------------------------------------------------------------

           BROADCASTING/CABLE -- 0.9%
   115     Entravision Communications Corp., Class A*                      1,310

           BUSINESS SERVICES -- 2.7%
    49     Fair Isaac Corp.                                                2,511
    44     Iron Mountain, Inc.*                                            1,645
           ---------------------------------------------------------------------
                                                                           4,156
           ---------------------------------------------------------------------

           CHEMICALS -- 1.4%
    43     Cabot Microelectronics Corp.* (l)                        $      2,163

           COMPUTER NETWORKS -- 2.0%
    70     Avocent Corp.*                                                  2,081
    40     Cerner Corp.* (l)                                                 916
           ---------------------------------------------------------------------
                                                                           2,997
           ---------------------------------------------------------------------

           COMPUTER SOFTWARE -- 8.5%
    80     Ansys, Inc.* (l)                                                2,484
    24     BARRA, Inc.*                                                      864
    17     Kronos, Inc.*                                                     874
    52     Manhattan Associates, Inc.* (l)                                 1,344
    37     National Instruments Corp.*                                     1,398
    99     Pinnacle Systems, Inc.*                                         1,060
    41     Progress Software Corp.*                                          844
   156     RSA Security, Inc.,*                                            1,681
    71     Serena Software, Inc.*                                          1,482
    50     THQ, Inc.* (l)                                                    905
           ---------------------------------------------------------------------
                                                                          12,936
           ---------------------------------------------------------------------

           COMPUTERS/COMPUTER HARDWARE -- 1.1%
    22     Zebra Technologies Corp., Class A*                              1,669

           CONSTRUCTION -- 1.3%
     3     NVR, Inc.*                                                      1,027
    34     Toll Brothers, Inc.*                                              963
           ---------------------------------------------------------------------
                                                                           1,990
           ---------------------------------------------------------------------

           CONSUMER PRODUCTS -- 2.4%
    21     Ethan Allen Interiors, Inc. (l)                                   731
    49     Fossil, Inc.*                                                   1,150
    22     Harman International Industries, Inc.                           1,757
           ---------------------------------------------------------------------
                                                                           3,638
           ---------------------------------------------------------------------

           CONSUMER SERVICES -- 4.8%
    46     Career Education Corp.*                                         3,133
    41     Education Management Corp.*                                     2,202
    70     Regis Corp.                                                     2,019
           ---------------------------------------------------------------------
                                                                           7,354
           ---------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                SEMI-ANNUAL REPORT JUNE 30, 2003

SHARES     ISSUER                                                          VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

           ELECTRONICS/ELECTRICAL EQUIPMENT -- 2.5%
    16     Amphenol Corp., Class A* (l)                             $        763
    73     Itron, Inc.*                                                    1,564
    41     Varian, Inc.*                                                   1,435
           ---------------------------------------------------------------------
                                                                           3,762
           ---------------------------------------------------------------------

           ENTERTAINMENT/LEISURE -- 1.0%
    77     Penn National Gaming, Inc.*                                     1,580

           ENVIRONMENTAL SERVICES -- 1.5%
    34     Stericycle, Inc.*                                               1,308
    30     Waste Connections, Inc.*                                        1,036
           ---------------------------------------------------------------------
                                                                           2,344
           ---------------------------------------------------------------------

           FOOD/BEVERAGE PRODUCTS -- 1.6%
    41     Performance Food Group Co.*                                     1,532
    34     United Natural Foods, Inc.*                                       957
           ---------------------------------------------------------------------
                                                                           2,489
           ---------------------------------------------------------------------

           HEALTH CARE/HEALTH CARE SERVICES -- 12.7%
    44     Advanced Neuromodulation Systems, Inc.*                         2,298
    39     ICU Medical, Inc.* (l)                                          1,199
    49     Idexx Laboratories, Inc.*                                       1,644
    55     Mid Atlantic Medical Services*                                  2,860
    83     Odyssey Healthcare, Inc.*                                       3,063
    50     Pediatrix Medical Group, Inc.* (l)                              1,791
    30     Respironics, Inc.*                                              1,111
    19     SurModics, Inc.* (l)                                              586
    25     TECHNE Corp.*                                                     763
    28     Varian Medical Systems, Inc.*                                   1,618
    93     VCA Antech, Inc.* (l)                                           1,824
    40     Wright Medical Group, Inc.*                                       766
           ---------------------------------------------------------------------
                                                                          19,523
           ---------------------------------------------------------------------

           HOTELS/OTHER LODGING -- 0.6%
    64     Extended Stay America, Inc.*                                      858

           INSURANCE -- 1.0%
    56     ProAssurance Corp.*                                             1,506

           MACHINERY & ENGINEERING EQUIPMENT -- 1.9%
    53     Graco, Inc.                                                     1,702
    51     Lindsay Manufacturing Co.                                       1,173
           ---------------------------------------------------------------------
                                                                           2,875
           ---------------------------------------------------------------------

           MANUFACTURING -- 1.0%
    40     Clarcor, Inc.                                            $      1,538

           MULTI-MEDIA -- 2.1%
    65     Lin TV Corp., Class A*                                          1,540
    90     Radio One, Inc.* (l)                                            1,603
           ---------------------------------------------------------------------
                                                                           3,143
           ---------------------------------------------------------------------

           OIL & GAS -- 9.0%
    33     Evergreen Resources, Inc.*                                      1,766
    62     Hydril Co.*                                                     1,679
   144     Key Energy Services, Inc.*                                      1,538
    33     Pogo Producing Co.                                              1,389
    92     Pride International, Inc.*                                      1,739
    62     Spinnaker Exploration Co.*                                      1,627
    44     Varco International, Inc.*                                        870
    82     W-H Energy Services, Inc.*                                      1,597
    68     Westport Resources Corp.*                                       1,549
           ---------------------------------------------------------------------
                                                                          13,754
           ---------------------------------------------------------------------

           PHARMACEUTICALS -- 5.4%
    61     Celgene Corp.*                                                  1,844
    40     Medicines Co.*                                                    780
    24     Medicis Pharmaceutical Corp., Class A                           1,344
    80     NBTY, Inc.*                                                     1,683
    17     Neurocrine Biosciences, Inc.*                                     824
    38     Pharmaceutical Resources, Inc.                                  1,848
           ---------------------------------------------------------------------
                                                                           8,323
           ---------------------------------------------------------------------

           REAL ESTATE INVESTMENT TRUST -- 0.5%
    19     Pan Pacific Retail Properties, Inc.                               756

           RESTAURANTS/FOOD SERVICES -- 3.8%
    49     P.F. Chang's China Bistro, Inc.* (l)                            2,401
    49     Panera Bread Co., Class A* (l)                                  1,952
    58     Sonic Corp.*                                                    1,467
           ---------------------------------------------------------------------
                                                                           5,820
           ---------------------------------------------------------------------

           RETAILING -- 4.4%
    47     Aeropostale, Inc.*                                              1,016
    59     Hot Topic, Inc.*                                                1,593
    83     Pier 1 Imports, Inc.                                            1,689
    61     The J. Jill Group, Inc.*                                        1,021

SEE NOTES TO FINANCIAL STATEMENTS.

SHARES     ISSUER                                                          VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------

           RETAILING -- CONTINUED
    68     Too, Inc.*                                               $      1,377
           ---------------------------------------------------------------------
                                                                           6,696
           ---------------------------------------------------------------------

           SEMI-CONDUCTORS -- 4.4%
    34     Cymer, Inc.* (l)                                                1,088
    66     Power Integrations, Inc.*                                       1,599
    74     Rudolph Technologies, Inc.* (l)                                 1,180
    86     Semtech Corp.*                                                  1,222
    24     Silicon Laboratories, Inc.*                                       631
    33     Varian Semiconductor Equipment
             Associates, Inc.*                                               967
           ---------------------------------------------------------------------
                                                                           6,687
           ---------------------------------------------------------------------

           SHIPPING/TRANSPORTATION -- 1.0%
    44     C.H. Robinson Worldwide, Inc.                                   1,550

           TELECOMMUNICATIONS EQUIPMENT -- 0.2%
    77     C-COR.net Corp.*                                                  377

           TOYS & GAMES -- 0.4%
    36     RC2 Corp.*                                                        604

           TRANSPORTATION -- 2.9%
   101     Heartland Express, Inc.*                                        2,237
    39     Knight Transportation, Inc.*                                      959
    64     Pacer International, Inc.*                                      1,213
           ---------------------------------------------------------------------
                                                                           4,409
           ---------------------------------------------------------------------

           UTILITIES -- 0.7%
    38     American States Water Co.                                       1,050
           Total Common Stocks                                           151,698
             (Cost $126,977)
           ---------------------------------------------------------------------

SHORT-TERM INVESTMENT -- 0.7%

           MONEY MARKET FUND -- 0.7%
 1,038     JPMorgan Prime Money Market Fund (a)                     $      1,038
             (Cost $1,038)
           ---------------------------------------------------------------------
           Total Investments -- 100.0%                              $    152,736
             (Cost $128,015)
           ---------------------------------------------------------------------

SHARES     COLLATERAL INVESTMENTS                                      VALUE
--------------------------------------------------------------------------------
           MONEY MARKET FUNDS (c)
6,516      Merrill Lynch Premier Institution
             Money Market Fund                                      $      6,516
6,516      Reserve Primary
             Money Market Fund                                             6,516
           Cash                                                              965
           ---------------------------------------------------------------------
                                                                    $     13,997
           ---------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN MID CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS                                             (Unaudited)
(Amounts in thousands)

AS OF JUNE 30, 2003

SHARES     ISSUER                                                          VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 97.5%

           COMMON STOCKS -- 97.5%

           AGRICULTURAL PRODUCTION/SERVICES -- 0.4%
    20     UST, Inc.                                                $        701

           AIRLINES -- 0.4%
    33     SkyWest, Inc.                                                     620

           APPAREL -- 1.9%
    28     Columbia Sportswear Co.*                                        1,414
    48     VF Corp.                                                        1,620
           ---------------------------------------------------------------------
                                                                           3,034
           ---------------------------------------------------------------------

           AUTOMOTIVE -- 1.0%
    30     Genuine Parts Co.                                                 961
    11     Polaris Industries, Inc. (l)                                      675
           ---------------------------------------------------------------------
                                                                           1,636
           ---------------------------------------------------------------------

           BANKING -- 7.8%
    38     Banknorth Group, Inc.                                             970
    26     BB&T Corp.                                                        902
     5     BOK Financial Corp.*                                              185
    30     Compass Bancshares, Inc.                                        1,048
    30     Cullen/Frost Bankers, Inc.                                        969
    18     M&T Bank Corp.                                                  1,482
    20     New York Community Bancorp, Inc.                                  582
    50     North Fork Bancorporation, Inc.                                 1,704
    37     TCF Financial Corp.                                             1,468
    39     Washington Federal, Inc.                                          900
    19     Webster Financial Corp.                                           699
    52     Wilmington Trust Corp.                                          1,529
           ---------------------------------------------------------------------
                                                                          12,438
           ---------------------------------------------------------------------

           BIOTECHNOLOGY -- 2.4%
    12     Biogen, Inc.*                                                     448
    15     Gilead Sciences, Inc.* (l)                                        848
    15     ICOS Corp.* (l)                                                   566
    28     MedImmune, Inc.*                                                1,018
    17     Myriad Genetics, Inc.*                                            234
    23     Pharmaceutical Product Development, Inc.*                         648
           ---------------------------------------------------------------------
                                                                           3,762
           ---------------------------------------------------------------------

           BROADCASTING/CABLE -- 1.0%
     8     EchoStar Communications Corp., Class A*                           287
    57     Mediacom Communications Corp.*                                    567
    24     Univision Communications, Inc., Class A* (l)                      744
           ---------------------------------------------------------------------
                                                                           1,598
           ---------------------------------------------------------------------

           BUSINESS SERVICES -- 5.6%
    12     ChoicePoint, Inc.* (l)                                   $        419
    10     Cintas Corp.                                                      347
    14     CSG Systems International, Inc.*                                  198
    62     Deluxe Corp.                                                    2,769
    48     Equifax, Inc.                                                   1,257
    14     Fair Isaac Corp.                                                  715
    18     Hewitt Associates, Inc., Class A*                                 426
    59     IMS Health, Inc.                                                1,052
    14     Iron Mountain, Inc.*                                              512
    18     Moody's Corp.                                                     936
    12     SunGard Data Systems, Inc.*                                       321
           ---------------------------------------------------------------------
                                                                           8,952
           ---------------------------------------------------------------------

           CHEMICALS -- 0.6%
     9     Sigma-Aldrich Corp.                                               471
    12     Valspar Corp.                                                     499
           ---------------------------------------------------------------------
                                                                             970
           ---------------------------------------------------------------------

           COMPUTER NETWORKS -- 0.8%
    39     Juniper Networks, Inc.*                                           487
    50     Network Appliance, Inc.*                                          809
           ---------------------------------------------------------------------
                                                                           1,296
           ---------------------------------------------------------------------

           COMPUTER SOFTWARE -- 3.8%
    17     Adobe Systems, Inc.                                               542
    16     Affiliated Computer Services, Inc., Class A*                      732
    32     BEA Systems, Inc.*                                                349
    21     BMC Software, Inc.*                                               344
    37     Computer Associates International, Inc.                           820
    13     Electronic Arts, Inc.*                                            962
     8     Intuit, Inc.*                                                     356
    27     Macromedia, Inc.*                                                 563
    12     Mercury Interactive Corp.*                                        448
    16     National Instruments Corp.*                                       587
    14     VERITAS Software Corp.*                                           388
           ---------------------------------------------------------------------
                                                                           6,091
           ---------------------------------------------------------------------

           COMPUTERS/COMPUTER HARDWARE -- 1.7%
    28     Apple Computer, Inc.*                                             542
    14     Emulex Corp.*                                                     314
     9     Lexmark International, Inc.*                                      616
    17     Tech Data Corp.*                                                  450

SEE NOTES TO FINANCIAL STATEMENTS.

SHARES     ISSUER                                                          VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

           COMPUTERS/COMPUTER HARDWARE -- CONTINUED
    10     Zebra Technologies Corp., Class A*                       $        745
           ---------------------------------------------------------------------
                                                                           2,667
           ---------------------------------------------------------------------

           CONSTRUCTION -- 1.5%
   111     Clayton Homes, Inc.                                             1,390
     1     Lennar Corp., B Shares                                             85
    12     Lennar Corp., Class A                                             883
           ---------------------------------------------------------------------
                                                                           2,358
           ---------------------------------------------------------------------

           CONSTRUCTION MATERIALS -- 1.6%
    45     Florida Rock Industries, Inc.                                   1,870
    19     Vulcan Materials Co.                                              701
           ---------------------------------------------------------------------
                                                                           2,571
           ---------------------------------------------------------------------

           CONSUMER PRODUCTS -- 0.4%
    12     Fortune Brands, Inc.                                              637

           CONSUMER SERVICES -- 0.7%
    41     Interactive Data Corp.*                                           698
    10     Weight Watchers International, Inc.*                              462
           ---------------------------------------------------------------------
                                                                           1,160
           ---------------------------------------------------------------------

           ELECTRONICS/ELECTRICAL EQUIPMENT -- 1.2%
    15     Amphenol Corp., Class A* (l)                                      698
    22     Jabil Circuit, Inc.*                                              495
    60     Vishay Intertechnology, Inc.*                                     793
           ---------------------------------------------------------------------
                                                                           1,986
           ---------------------------------------------------------------------

           ENTERTAINMENT/LEISURE -- 0.4%
     6     International Game Technology*                                    655

           ENVIRONMENTAL SERVICES -- 1.2%
    85     Republic Services, Inc.*                                        1,927

           FINANCIAL SERVICES -- 4.2%
    13     A.G. Edwards, Inc.                                                450
    25     Charter One Financial, Inc.                                       780
    22     Golden West Financial Corp.                                     1,728
    11     H & R Block, Inc.                                                 484
    10     Legg Mason, Inc.                                                  650
    67     T. Rowe Price Group, Inc.                                       2,525
           ---------------------------------------------------------------------
                                                                           6,617
           ---------------------------------------------------------------------

           FOOD/BEVERAGE PRODUCTS -- 2.4%
     6     Brown-Forman Corp., Class B                              $        455
    29     Dean Foods Co.*                                                   926
    48     Del Monte Foods Co.*                                              426
    45     Hormel Foods Corp.                                              1,066
    19     McCormick & Co., Inc.                                             517
    12     The J.M. Smucker Co.                                              472
           ---------------------------------------------------------------------
                                                                           3,862
           ---------------------------------------------------------------------

           HEALTH CARE/HEALTH CARE SERVICES -- 9.3%
    12     Aetna, Inc.                                                       728
    15     Anthem, Inc.*                                                   1,130
    41     Caremark Rx, Inc.*                                              1,058
    36     Dentsply International, Inc.                                    1,487
    33     Health Management Associates, Inc.,
             Class A                                                         609
    28     Laboratory Corp. of America Holdings*                             841
    34     Lincare Holdings, Inc.*                                         1,078
    13     Manor Care, Inc.* (l)                                             327
    49     Omnicare, Inc.                                                  1,661
    13     Renal Care Group, Inc.*                                           458
    18     Steris Corp.*                                                     420
    14     Stryker Corp.                                                     964
    25     Triad Hospitals, Inc.*                                            613
    12     Varian Medical Systems, Inc.*                                     668
    19     WellPoint Health Networks, Inc.*                                1,635
    20     Zimmer Holdings, Inc.*                                            915
           ---------------------------------------------------------------------
                                                                          14,592
           ---------------------------------------------------------------------

           INSURANCE -- 4.0%
    12     Cincinnati Financial Corp.                                        452
    19     HCC Insurance Holdings, Inc.                                      571
    45     IPC Holdings LTD (Bermuda)                                      1,508
    11     John Hancock Financial Services, Inc.                             350
    32     MGIC Investment Corp.                                           1,492
    13     Principal Financial Group, Inc.                                   410
    44     SAFECO Corp.                                                    1,549
           ---------------------------------------------------------------------
                                                                           6,332
           ---------------------------------------------------------------------

           INTERNET SERVICES/SOFTWARE -- 0.9%
    12     CheckFree Corp.*                                                  329
     9     Expedia, Inc.* (l)                                                649
    11     Symantec Corp.*                                                   469
           ---------------------------------------------------------------------
                                                                           1,447
           ---------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                 SEMI-ANNUAL REPORT JUNE 30 2003

SHARES     ISSUER                                                          VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

           MACHINERY & ENGINEERING EQUIPMENT -- 0.4%
    18     IDEX Corp.                                               $        660

           MANUFACTURING -- 1.7%
     7     Carlisle Companies, Inc.                                          295
    25     Cooper Industries LTD, Class A                                  1,032
    43     Crane Co.                                                         973
    13     Harsco Corp.                                                      469
           ---------------------------------------------------------------------
                                                                           2,769
           ---------------------------------------------------------------------

           MULTI-MEDIA -- 3.6%
    25     Cox Radio, Inc., Class A*                                         567
    25     Gannett Co., Inc.                                               1,920
    11     Knight Ridder, Inc.                                               751
    27     The E.W. Scripps Co., Class A                                   2,405
           ---------------------------------------------------------------------
                                                                           5,643
           ---------------------------------------------------------------------

           OIL & GAS -- 5.5%
    28     Burlington Resources, Inc.                                      1,525
    45     Devon Energy Corp.                                              2,402
    18     Equitable Resources, Inc.                                         750
    24     FMC Technologies, Inc.*                                           500
    20     Murphy Oil Corp.                                                1,052
    12     Nabors Industries LTD (Barbados)*                                 469
    12     Patterson-UTI Energy, Inc.*                                       395
    17     Pioneer Natural Resources Co.*                                    453
    25     Premcor, Inc.*                                                    528
    14     Talisman Energy, Inc. (Canada)                                    644
           ---------------------------------------------------------------------
                                                                           8,718
           ---------------------------------------------------------------------

           PAPER/FOREST PRODUCTS -- 0.8%
    18     Plum Creek Timber Co., Inc.                                       477
    22     Rayonier, Inc.                                                    733
           ---------------------------------------------------------------------
                                                                           1,210
           ---------------------------------------------------------------------

           PHARMACEUTICALS -- 1.3%
     8     AmerisourceBergen Corp. (l)                                       565
    25     Andrx Corp.*                                                      499
    12     Medicis Pharmaceutical Corp., Class A                             698
    25     Vertex Pharmaceuticals, Inc.*                                     362
           ---------------------------------------------------------------------
                                                                           2,124
           ---------------------------------------------------------------------

           PIPELINES -- 1.1%
    33     Kinder Morgan, Inc.                                      $      1,793

           PRINTING & PUBLISHING -- 0.5%
     1     Washington Post Co., Class B                                      733

           REAL ESTATE -- 1.1%
    35     Brookfield Properties Corp. (Canada)                              748
    25     LNR Property Corp.                                                924
           ---------------------------------------------------------------------
                                                                           1,672
           ---------------------------------------------------------------------

           REAL ESTATE INVESTMENT TRUST -- 3.8%
    25     AMB Property Corp.                                                704
    28     Equity Residential                                                727
    29     Kimco Realty Corp.                                              1,080
    20     Manufactured Home Communities, Inc.                               702
    37     PS Business Parks, Inc.                                         1,296
    21     Public Storage, Inc.                                              694
    20     Vornado Realty Trust                                              872
           ---------------------------------------------------------------------
                                                                           6,075
           ---------------------------------------------------------------------

           RESTAURANTS/FOOD SERVICES -- 3.9%
    35     Applebee's International, Inc.                                  1,100
    29     CBRL Group, Inc. (l)                                            1,119
    29     Darden Restaurants, Inc.                                          552
    64     Outback Steakhouse, Inc.                                        2,512
    16     Ruby Tuesday, Inc.                                                396
    18     Yum! Brands, Inc.*                                                517
           ---------------------------------------------------------------------
                                                                           6,196
           ---------------------------------------------------------------------

           RETAILING -- 6.2%
    23     Abercrombie & Fitch Co., Class A*                                 648
    10     Amazon.com, Inc.*                                                 378
    17     AutoZone, Inc.*                                                 1,314
    21     Bed Bath & Beyond, Inc.*                                          806
    26     CarMax, Inc.*                                                     785
    22     CDW Corp.*                                                      1,001
    19     Family Dollar Stores                                              727
    20     Fastenal Co. (l)                                                  662
    35     Foot Locker, Inc.                                                 469
    29     PETsMART, Inc.*                                                   488
     9     Ross Stores, Inc.                                                 376
    57     Staples, Inc.*                                                  1,045

SEE NOTES TO FINANCIAL STATEMENTS.

SHARES     ISSUER                                                          VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

           RETAILING -- CONTINUED
    38     The TJX Companies, Inc.                                  $        716
     8     Whole Foods Market, Inc.*                                         377
           ---------------------------------------------------------------------
                                                                           9,792
           ---------------------------------------------------------------------

           SEMI-CONDUCTORS -- 2.7%
    41     Altera Corp.*                                                     674
    20     Intersil Corp., Class A*                                          531
    21     KLA-Tencor Corp.*                                                 993
    28     MEMC Electronics Materials*                                       275
    34     Microchip Technology, Inc.                                        841
    25     Novellus Systems, Inc.*                                           912
           ---------------------------------------------------------------------
                                                                           4,226
           ---------------------------------------------------------------------

           SHIPPING/TRANSPORTATION -- 0.4%
    19     C.H. Robinson Worldwide, Inc.                                     688

           TELECOMMUNICATIONS -- 3.1%
    35     Alltel Corp.                                                    1,696
    40     CenturyTel, Inc.                                                1,394
    30     Nextel Communications, Inc., Class A* (l)                         541
    25     Telephone & Data Systems, Inc.                                  1,243
           ---------------------------------------------------------------------
                                                                           4,874
           ---------------------------------------------------------------------

           TELECOMMUNICATIONS EQUIPMENT -- 0.4%
    51     Corning, Inc.* (l)                                                376
   119     Lucent Technologies, Inc.* (l)                                    242
           ---------------------------------------------------------------------
                                                                             618
           ---------------------------------------------------------------------

           TEXTILES -- 0.8%
    23     Mohawk Industries, Inc.*                                        1,277

           UTILITIES -- 5.0%
    20     Dominion Resources, Inc.                                        1,253
    41     Energy East Corp.                                                 857
    38     FirstEnergy Corp.                                               1,453
    28     Nicor, Inc.                                                     1,039
    43     Pepco Holdings, Inc.                                              820
    14     Pinnacle West Capital Corp.                                       513
    44     SCANA Corp.                                                     1,509
    18     Sempra Energy                                                     508
                                                                           7,952
           ---------------------------------------------------------------------
           Total Common Stocks                                           154,929
             (Cost $133,373)
           ---------------------------------------------------------------------

SHORT-TERM INVESTMENT -- 2.5%

           MONEY MARKET FUND -- 2.5%
 4,012     JPMorgan Prime Money Market Fund (a)                     $      4,012
             (Cost $4,012)
           ---------------------------------------------------------------------
           Total Investments-- 100.0%                               $    158,941
             (Cost $137,385)
           ---------------------------------------------------------------------

SHARES     COLLATERAL INVESTMENTS                                          VALUE
--------------------------------------------------------------------------------
           MONEY MARKET FUNDS (c)
 3,866      Merrill Lynch Premier Institution
             Money Market Fund                                      $      3,866
 3,866      Reserve Primary Money Market Fund                               3,866
           ---------------------------------------------------------------------
                                                                    $      7,732
           ---------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS                                             (Unaudited)
(Amounts in thousands)

AS OF JUNE 30, 2003

SHARES     ISSUER                                                          VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 99.0%

           COMMON STOCKS -- 99.0%

           AIRLINES -- 1.0%
    30     SkyWest, Inc.                                            $        578

           AUTOMOTIVE -- 1.1%
    10     Polaris Industries, Inc. (l)                                      626

           BANKING -- 2.0%
     4     BOK Financial Corp.*                                              170
     7     M&T Bank Corp.                                                    592
    10     TCF Financial Corp.                                               398
           ---------------------------------------------------------------------
                                                                           1,160
           ---------------------------------------------------------------------

           BIOTECHNOLOGY -- 5.9%
    11     Biogen, Inc.*                                                     418
    14     Gilead Sciences, Inc.*                                            795
    14     ICOS Corp.* (l)                                                   531
    26     MedImmune, Inc.*                                                  947
    14     Myriad Genetics, Inc.*                                            184
    21     Pharmaceutical Product Development, Inc.*                         603
           ---------------------------------------------------------------------
                                                                           3,478
           ---------------------------------------------------------------------

           BROADCASTING/CABLE -- 2.1%
    56     Mediacom Communications Corp.*                                    549
    23     Univision Communications, Inc., Class A* (l)                      705
           ---------------------------------------------------------------------
                                                                           1,254
           ---------------------------------------------------------------------

           BUSINESS SERVICES -- 7.3%
    11     ChoicePoint, Inc.*                                                394
     9     Cintas Corp.                                                      310
    24     CSG Systems International, Inc.*                                  338
    22     Equifax, Inc.                                                     576
    13     Fair Isaac Corp.                                                  669
    17     Hewitt Associates, Inc., Class A*                                 399
    13     Iron Mountain, Inc.*                                              464
    16     Moody's Corp.                                                     840
    12     SunGard Data Systems, Inc.*                                       298
           ---------------------------------------------------------------------
                                                                           4,288
           ---------------------------------------------------------------------

           COMPUTER NETWORKS -- 2.0%
    37     Juniper Networks, Inc.*                                           456
    45     Network Appliance, Inc.*                                          728
           ---------------------------------------------------------------------
                                                                           1,184
           ---------------------------------------------------------------------

           COMPUTER SOFTWARE -- 8.2%
    15     Adobe Systems, Inc.                                      $        486
    14     Affiliated Computer
             Services, Inc., Class A*                                        661
    30     BEA Systems, Inc.*                                                324
    19     BMC Software, Inc.*                                               310
    12     Electronic Arts, Inc.*                                            910
     8     Intuit, Inc.*                                                     334
    25     Macromedia, Inc.*                                                 527
    11     Mercury Interactive Corp.*                                        405
    14     National Instruments Corp.*                                       527
    12     VERITAS Software Corp.*                                           351
           ---------------------------------------------------------------------
                                                                           4,835
           ---------------------------------------------------------------------

           COMPUTERS/COMPUTER HARDWARE -- 3.3%
    25     Apple Computer, Inc.*                                             487
    13     Emulex Corp.*                                                     287
    15     Tech Data Corp.*                                                  412
    10     Zebra Technologies Corp., Class A*                                733
           ---------------------------------------------------------------------
                                                                           1,919
           ---------------------------------------------------------------------

           CONSTRUCTION -- 1.6%
     1     Lennar Corp., B Shares                                             81
    12     Lennar Corp., Class A                                             847
           ---------------------------------------------------------------------
                                                                             928
           ---------------------------------------------------------------------

           CONSUMER SERVICES -- 0.7%
     9     Weight Watchers International, Inc.*                              430

           ELECTRONICS/ELECTRICAL EQUIPMENT -- 3.1%
    13     Amphenol Corp., Class A*                                          627
    21     Jabil Circuit, Inc.*                                              465
    58     Vishay Intertechnology, Inc.*                                     762
           ---------------------------------------------------------------------
                                                                           1,854
           ---------------------------------------------------------------------

           ENTERTAINMENT/LEISURE -- 1.1%
     6     International Game Technology*                                    650

           FINANCIAL SERVICES -- 2.5%
    12     A.G. Edwards, Inc.                                                404
    28     T. Rowe Price Group, Inc.                                       1,043
           ---------------------------------------------------------------------
                                                                           1,447
           ---------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

SHARES     ISSUER                                                          VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

           FOOD/BEVERAGE PRODUCTS -- 0.7%
    43     Del Monte Foods Co.*                                     $        383

           HEALTH CARE/HEALTH CARE SERVICES -- 18.1%
    11     Aetna, Inc.                                                       674
    14     Anthem, Inc.*                                                   1,045
    38     Caremark Rx, Inc.*                                                976
    14     Dentsply International, Inc.                                      552
    31     Health Management
             Associates, Inc., Class A                                       569
    26     Laboratory Corp. of America Holdings*                             784
    12     Manor Care, Inc.*                                                 309
    46     Omnicare, Inc.                                                  1,549
    12     Renal Care Group, Inc.*                                           430
    17     Steris Corp.*                                                     391
    13     Stryker Corp.                                                     871
    22     Triad Hospitals, Inc.*                                            552
    11     Varian Medical Systems, Inc.*                                     610
     7     WellPoint Health Networks, Inc.*                                  611
    18     Zimmer Holdings, Inc.*                                            820
           ---------------------------------------------------------------------
                                                                          10,743
           ---------------------------------------------------------------------

           INSURANCE -- 0.9%
    18     HCC Insurance Holdings, Inc.                                      526

           INTERNET SERVICES/SOFTWARE -- 2.3%
    11     CheckFree Corp.*                                                  306
     8     Expedia, Inc.* (l)                                                608
    10     Symantec Corp.*                                                   456
           ---------------------------------------------------------------------
                                                                           1,370
           ---------------------------------------------------------------------

           MANUFACTURING -- 0.7%
    12     Harsco Corp.                                                      436

           MULTI-MEDIA -- 1.7%
    23     Cox Radio, Inc., Class A*                                         531
     5     The E.W. Scripps Co., Class A                                     452
           ---------------------------------------------------------------------
                                                                             983
           ---------------------------------------------------------------------

           OIL & GAS -- 3.8%
    22     FMC Technologies, Inc.*                                           453
    11     Nabors Industries LTD (Barbados)*                                 425
    11     Patterson-UTI Energy, Inc.*                                       363
    16     Pioneer Natural Resources Co.*                           $        405
    13     Talisman Energy, Inc. (Canada)                                    600
           ---------------------------------------------------------------------
                                                                           2,246
           ---------------------------------------------------------------------

           PHARMACEUTICALS -- 3.9%
     8     AmerisourceBergen Corp. (l)                                       527
    24     Andrx Corp.*                                                      470
    11     Medicis Pharmaceutical Corp., Class A                             649
    22     Millennium Pharmaceuticals, Inc.* (l)                             343
    23     Vertex Pharmaceuticals, Inc.*                                     331
           ---------------------------------------------------------------------
                                                                           2,320
           ---------------------------------------------------------------------

           RESTAURANTS/FOOD SERVICES -- 4.2%
    27     CBRL Group, Inc. (l)                                            1,048
    27     Darden Restaurants, Inc.                                          515
    14     Outback Steakhouse, Inc.                                          527
    15     Ruby Tuesday, Inc.                                                368
           ---------------------------------------------------------------------
                                                                           2,458
           ---------------------------------------------------------------------

           RETAILING -- 11.4%
    20     Abercrombie & Fitch Co., Class A*                                 578
    10     Amazon.com, Inc.*                                                 352
    19     Bed Bath & Beyond, Inc.*                                          725
    24     CarMax, Inc.*                                                     722
    20     CDW Corp.*                                                        927
    17     Family Dollar Stores                                              654
    19     Fastenal Co. (l)                                                  628
    27     PETsMART, Inc.*                                                   454
     8     Ross Stores, Inc.                                                 350
    53     Staples, Inc.*                                                    982
     7     Whole Foods Market, Inc.*                                         348
           ---------------------------------------------------------------------
                                                                           6,720
           ---------------------------------------------------------------------

           SEMI-CONDUCTORS -- 6.6%
    39     Altera Corp.*                                                     633
    19     Intersil Corp., Class A*                                          499
    19     KLA-Tencor Corp.*                                                 891
    26     MEMC Electronics Materials*                                       257
    31     Microchip Technology, Inc.                                        768
    22     Novellus Systems, Inc.* (l)                                       822
           ---------------------------------------------------------------------
                                                                           3,870
           ---------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                 SEMI-ANNUAL REPORT JUNE 30 2003

SHARES     ISSUER                                                          VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

           SHIPPING/TRANSPORTATION -- 0.9%
    16     C.H. Robinson Worldwide, Inc.                            $        555

           TELECOMMUNICATIONS -- 0.9%
    28     Nextel Communications, Inc., Class A* (l)                         506

           TELECOMMUNICATIONS EQUIPMENT -- 1.0%
    48     Corning, Inc.* (l)                                                352
   112     Lucent Technologies, Inc.* (l)                                    227
           ---------------------------------------------------------------------
                                                                             579
           ---------------------------------------------------------------------
           Total Common Stocks                                            58,326
             (Cost $54,755)
           ---------------------------------------------------------------------

SHORT-TERM INVESTMENT -- 1.0%

           MONEY MARKET FUND -- 1.0%
   581     JPMorgan Prime Money Market Fund (a)                     $        581
             (Cost $581)
           ---------------------------------------------------------------------
           Total Investments -- 100.0%                              $     58,907
             (Cost $55,336)
           ---------------------------------------------------------------------

SHARES     COLLATERAL INVESTMENTS                                          VALUE
--------------------------------------------------------------------------------
           MONEY MARKET FUNDS (c)
 2,734     Merrill Lynch Premier Institution
             Money Market Fund                                      $      2,734
 2,735     Reserve Primary Money Market Fund                               2,735
           ---------------------------------------------------------------------
                                                                    $      5,469
           ---------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS                                             (Unaudited)
(Amounts in thousands)

AS OF JUNE 30, 2003

SHARES     ISSUER                                                          VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 90.2%

           COMMON STOCKS -- 90.2%

           APPAREL -- 3.4%
    69     Columbia Sportswear Co.*                                 $      3,522
   215     VF Corp.                                                        7,303
           ---------------------------------------------------------------------
                                                                          10,825
           ---------------------------------------------------------------------

           AUTOMOTIVE -- 1.2%
   120     Genuine Parts Co.                                               3,841

           BANKING -- 11.5%
    92     Banknorth Group, Inc.                                           2,355
   122     BB&T Corp.                                                      4,178
    15     BOK Financial Corp.*                                              575
    56     Cullen/Frost Bankers, Inc.                                      1,807
    27     M&T Bank Corp.                                                  2,274
   230     North Fork Bancorporation, Inc.                                 7,835
   160     TCF Financial Corp.                                             6,374
   104     Washington Federal, Inc.                                        2,401
    93     Webster Financial Corp.                                         3,519
   166     Wilmington Trust Corp.                                          4,872
           ---------------------------------------------------------------------
                                                                          36,190
           ---------------------------------------------------------------------

           BROADCASTING/CABLE -- 0.3%
    23     EchoStar Communications Corp., Class A*                           789

           BUSINESS SERVICES -- 4.0%
   148     Deluxe Corp.                                                    6,635
    77     Equifax, Inc.                                                   1,992
   218     IMS Health, Inc.                                                3,927
           ---------------------------------------------------------------------
                                                                          12,554
           ---------------------------------------------------------------------

           CHEMICALS -- 1.2%
    41     Sigma-Aldrich Corp.                                             2,243
    33     Valspar Corp.                                                   1,393
           ---------------------------------------------------------------------
                                                                           3,636
           ---------------------------------------------------------------------

           COMPUTER SOFTWARE -- 0.7%
   104     Computer Associates International, Inc.                         2,310

           COMPUTERS/COMPUTER HARDWARE -- 0.6%
    25     Lexmark International, Inc.*                                    1,769

           CONSTRUCTION -- 1.0%
   247     Clayton Homes, Inc.                                      $      3,095

           CONSTRUCTION MATERIALS -- 2.4%
   110     Florida Rock Industries, Inc.                                   4,557
    80     Vulcan Materials Co.                                            2,966
           ---------------------------------------------------------------------
                                                                           7,523
           ---------------------------------------------------------------------

           CONSUMER PRODUCTS -- 0.6%
    33     Fortune Brands, Inc.                                            1,743

           CONSUMER SERVICES -- 0.8%
   147     Interactive Data Corp.*                                         2,483

           ELECTRONICS/ELECTRICAL EQUIPMENT -- 1.0%
    60     Energizer Holdings, Inc.*                                       1,884
    32     Mettler-Toledo International, Inc.
             (Switzerland)*                                                1,169
           ---------------------------------------------------------------------
                                                                           3,053
           ---------------------------------------------------------------------

           ENVIRONMENTAL SERVICES -- 1.4%
   200     Republic Services, Inc.*                                        4,534

           FINANCIAL SERVICES -- 5.6%
    67     Charter One Financial, Inc.                                     2,098
    60     Golden West Financial Corp.                                     4,801
    80     H & R Block, Inc.                                               3,460
    45     Legg Mason, Inc.                                                2,923
   115     T. Rowe Price Group, Inc.                                       4,341
           ---------------------------------------------------------------------
                                                                          17,623
           ---------------------------------------------------------------------

           FOOD/BEVERAGE PRODUCTS -- 4.4%
    21     Brown-Forman Corp., Class B                                     1,672
   120     Dean Foods Co.*                                                 3,789
   200     Hormel Foods Corp.                                              4,740
    68     McCormick & Co., Inc.                                           1,841
    47     The J.M. Smucker Co.                                            1,893
           ---------------------------------------------------------------------
                                                                          13,935
           ---------------------------------------------------------------------

           HEALTH CARE/HEALTH CARE SERVICES -- 3.9%
    47     Dentsply International, Inc.                                    1,920
    30     Hillenbrand Industries, Inc.                                    1,508

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                 SEMI-ANNUAL REPORT JUNE 30 2003

SHARES     ISSUER                                                          VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

           HEALTH CARE/HEALTH CARE SERVICES -- CONTINUED
   146     Lincare Holdings, Inc.*                                  $      4,600
    29     Patterson Dental Co.*                                           1,307
    36     Renal Care Group, Inc.*                                         1,282
    21     WellPoint Health Networks, Inc.*                                1,796
           ---------------------------------------------------------------------
                                                                          12,413
           ---------------------------------------------------------------------

           INSURANCE -- 6.5%
    48     Cincinnati Financial Corp.                                      1,765
   150     IPC Holdings LTD (Bermuda)                                      5,026
    30     John Hancock Financial Services, Inc.                             913
   123     MGIC Investment Corp.                                           5,728
    62     Principal Financial Group, Inc.                                 2,012
   140     SAFECO Corp.                                                    4,925
           ---------------------------------------------------------------------
                                                                          20,369
           ---------------------------------------------------------------------

           MACHINERY & ENGINEERING EQUIPMENT -- 0.5%
    48     IDEX Corp.                                                      1,732

           MANUFACTURING -- 2.2%
    25     Carlisle Companies, Inc.                                        1,054
    64     Cooper Industries LTD, Class A                                  2,643
   137     Crane Co.                                                       3,107
           ---------------------------------------------------------------------
                                                                           6,804
           ---------------------------------------------------------------------

           MULTI-MEDIA -- 4.5%
    84     Gannett Co., Inc.                                               6,452
    52     Knight Ridder, Inc.                                             3,550
    48     The E.W. Scripps Co., Class A                                   4,267
           ---------------------------------------------------------------------
                                                                          14,269
           ---------------------------------------------------------------------

           OIL & GAS -- 5.8%
    70     Burlington Resources, Inc.                                      3,785
   143     Devon Energy Corp.                                              7,641
    38     Equitable Resources, Inc. (l)                                   1,528
    55     Murphy Oil Corp.                                                2,893
   120     Premcor, Inc.*                                                  2,586
           ---------------------------------------------------------------------
                                                                          18,433
           ---------------------------------------------------------------------

           PAPER/FOREST PRODUCTS -- 1.2%
    58     Plum Creek Timber Co., Inc.                                     1,503
    70     Rayonier, Inc.                                                  2,316
           ---------------------------------------------------------------------
                                                                           3,819
           ---------------------------------------------------------------------

           PIPELINES -- 2.3%
   130     Kinder Morgan, Inc.                                      $      7,105

           PRINTING & PUBLISHING -- 1.2%
     5     Washington Post Co., Class B                                    3,665

           REAL ESTATE -- 2.2%
    98     Brookfield Properties Corp. (Canada)                            2,076
   133     LNR Property Corp.                                              4,978
           ---------------------------------------------------------------------
                                                                           7,054
           ---------------------------------------------------------------------

           REAL ESTATE INVESTMENT TRUST -- 2.4%
    70     Kimco Realty Corp.                                              2,653
    78     PS Business Parks, Inc.                                         2,754
    60     Public Storage, Inc.                                            2,032
           ---------------------------------------------------------------------
                                                                           7,439
           ---------------------------------------------------------------------

           RESTAURANTS/FOOD SERVICES -- 3.4%
    40     Applebee's International, Inc.                                  1,257
   210     Outback Steakhouse, Inc.                                        8,190
    44     Yum! Brands, Inc.*                                              1,298
           ---------------------------------------------------------------------
                                                                          10,745
           ---------------------------------------------------------------------

           RETAILING -- 3.8%
    90     AutoZone, Inc.*                                                 6,837
    35     CDW Corp.*                                                      1,603
    92     Foot Locker, Inc.                                               1,215
   130     The TJX Companies, Inc.                                         2,440
           ---------------------------------------------------------------------
                                                                          12,095
           ---------------------------------------------------------------------

           TELECOMMUNICATIONS -- 5.2%
   115     Alltel Corp.                                                    5,531
   154     CenturyTel, Inc.                                                5,370
   114     Telephone & Data Systems, Inc.                                  5,646
           ---------------------------------------------------------------------
                                                                          16,547
           ---------------------------------------------------------------------

           TEXTILES -- 1.4%
    80     Mohawk Industries, Inc.*                                        4,442

           UTILITIES -- 3.6%
    31     Dominion Resources, Inc.                                        1,999
   109     Energy East Corp.                                               2,259

SEE NOTES TO FINANCIAL STATEMENTS.

SHARES     ISSUER                                                          VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

           UTILITIES -- CONTINUED
   130     Pepco Holdings, Inc.                                     $      2,491
   100     SCANA Corp.                                                     3,428
    45     Sempra Energy                                                   1,295
           ---------------------------------------------------------------------
                                                                          11,472
           ---------------------------------------------------------------------
           Total Common Stocks                                           284,306
             (Cost $255,883)
           ---------------------------------------------------------------------

SHORT-TERM INVESTMENT -- 9.8%

           MONEY MARKET FUND -- 9.8%
31,029     JPMorgan Prime Money Market Fund (a)                     $     31,029
             (Cost $31,029)
           ---------------------------------------------------------------------
           Total Investments -- 100.0%                              $    315,335
             (Cost $286,912)
           ---------------------------------------------------------------------

SHARES     COLLATERAL INVESTMENTS                                          VALUE
--------------------------------------------------------------------------------
           MONEY MARKET FUNDS (c)
    98     Merrill Lynch Premier Institution
             Money Market Fund                                      $         98
    97     Reserve Primary Money Market Fund                                  97
           ---------------------------------------------------------------------
                                                                    $        195
           ---------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN SMALL CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS
(Amount in Thousands)

AS OF JUNE 30, 2003                                                  (Unaudited)

SHARES     ISSUER                                                          VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 100.0%

           COMMON STOCKS -- 100.0%

           AEROSPACE -- 1.5%
   187     Alliant Techsystems, Inc.*                               $      9,690

           APPAREL -- 2.2%
   392     Quiksilver, Inc.*                                               6,471
   135     Timberland Co., Class A*                                        7,141
           ---------------------------------------------------------------------
                                                                          13,612
           ---------------------------------------------------------------------

           APPLIANCES & HOUSEHOLD DURABLES -- 0.5%
   127     Furniture Brands International, Inc.*                           3,325

           AUTOMOTIVE -- 5.3%
   104     BorgWarner, Inc.                                                6,697
   166     Lithia Motors, Inc., Class A*                                   2,687
   183     O'Reilly Automotive, Inc.*                                      6,107
    96     Oshkosh Truck Corp.                                             5,707
   107     Polaris Industries, Inc. (l)                                    6,558
   151     Winnebago Industries, Inc. (l)                                  5,727
           ---------------------------------------------------------------------
                                                                          33,483
           ---------------------------------------------------------------------

           BANKING -- 6.7%
    46     Commerce Bancorp, Inc. (l)                                      1,703
    77     CVB Financial Corp.                                             1,504
    71     Downey Financial Corp.                                          2,912
   256     East-West Bancorp, Inc.                                         9,263
   109     Hancock Holding Co.                                             5,130
   323     UCBH Holdings, Inc.                                             9,274
   249     United Bankshares, Inc.                                         7,145
   158     Wintrust Financial Corp.                                        4,683
           ---------------------------------------------------------------------
                                                                          41,614
           ---------------------------------------------------------------------

           BROADCASTING/CABLE -- 0.8%
   415     Sinclair Broadcast Group, Inc.*                                 4,823

           BUSINESS SERVICES -- 2.3%
   154     Banta Corp.                                                     4,985
    70     Fair Isaac Corp.                                                3,614
   155     Iron Mountain, Inc.*                                            5,743
           ---------------------------------------------------------------------
                                                                          14,342
           ---------------------------------------------------------------------

           CHEMICALS -- 3.3%
   237     Albemarle Corp.                                          $      6,628
    86     Cabot Microelectronics Corp.* (l)                               4,351
   248     Georgia Gulf Corp.                                              4,901
   225     Spartech Corp.                                                  4,763
           ---------------------------------------------------------------------
                                                                          20,643
           ---------------------------------------------------------------------

           COMPUTER NETWORKS -- 0.8%
   172     Avocent Corp.*                                                  5,133

           COMPUTER SOFTWARE -- 3.6%
   266     CACI International, Inc., Class A*                              9,131
   141     Hyperion Solutions Corp.*                                       4,743
   229     JDA Software Group, Inc.*                                       2,560
   306     Macromedia, Inc.*                                               6,432
           ---------------------------------------------------------------------
                                                                          22,866
           ---------------------------------------------------------------------

           COMPUTERS/COMPUTER HARDWARE -- 1.6%
    91     Imation Corp.                                                   3,445
    91     Zebra Technologies Corp., Class A*                              6,805
           ---------------------------------------------------------------------
                                                                          10,250
           ---------------------------------------------------------------------

           CONSTRUCTION -- 2.4%
   150     EMCOR Group, Inc.*                                              7,414
    19     NVR, Inc.*                                                      7,706
           ---------------------------------------------------------------------
                                                                          15,120
           ---------------------------------------------------------------------

           CONSUMER PRODUCTS -- 6.1%
   259     Church & Dwight Co., Inc.                                       8,474
   215     Fossil, Inc.*                                                   5,060
   112     Harman International Industries, Inc.                           8,832
   213     Helen of Troy LTD*                                              3,235
   119     The Scotts Co., Class A*                                        5,866
   175     Toro Co.                                                        6,940
           ---------------------------------------------------------------------
                                                                          38,407
           ---------------------------------------------------------------------

           CONSUMER SERVICES -- 1.6%
   115     Education Management Corp.*                                     6,089
   145     Regis Corp.                                                     4,204
           ---------------------------------------------------------------------
                                                                          10,293
           ---------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

SHARES     ISSUER                                                          VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

           ELECTRONICS/ELECTRICAL EQUIPMENT -- 2.1%
   192     Ametek, Inc.                                             $      7,037
   183     Varian, Inc.*                                                   6,332
           ---------------------------------------------------------------------
                                                                          13,369
           ---------------------------------------------------------------------

           ENGINEERING SERVICES -- 1.2%
   179     Jacobs Engineering Group, Inc.*                                 7,532

           ENTERTAINMENT/LEISURE -- 1.2%
   424     Boyd Gaming Corp.*                                              7,323

           ENVIRONMENTAL SERVICES -- 1.1%
   195     Waste Connections, Inc.*                                        6,826

           FINANCIAL SERVICES -- 2.4%
   114     Affiliated Managers Group, Inc.*                                6,945
   238     Raymond James Financial, Inc.                                   7,876
           ---------------------------------------------------------------------
                                                                          14,821
           ---------------------------------------------------------------------

           FOOD/BEVERAGE PRODUCTS -- 2.7%
   140     American Italian Pasta Co., Class A* (l)                        5,818
   346     Hain Celestial Group, Inc*                                      5,534
   152     Performance Food Group Co.* (l)                                 5,628
           ---------------------------------------------------------------------
                                                                          16,980
           ---------------------------------------------------------------------

           HEALTH CARE/HEALTH CARE SERVICES -- 11.4%
    93     AMERIGROUP Corp.*                                               3,463
   247     Community Health Systems, Inc.*                                 4,757
   329     Cooper Companies, Inc.                                         11,423
   189     Coventry Health Care, Inc.*                                     8,724
   105     Datascope Corp.                                                 3,101
   166     Henry Schein, Inc.* (l)                                         8,668
    85     Idexx Laboratories, Inc.*                                       2,849
   139     Inamed Corp.*                                                   7,463
   144     Ocular Sciences, Inc.*                                          2,850
   201     Owens & Minor, Inc.                                             4,501
    79     Respironics, Inc.*                                              2,979
   282     Steris Corp.*                                                   6,511
   156     Sybron Dental Specialties, Inc.*                                3,672
           ---------------------------------------------------------------------
                                                                          70,961
           ---------------------------------------------------------------------

           HOTELS/OTHER LODGING -- 1.0%
   453     Extended Stay America, Inc.*                             $      6,108

           INSURANCE -- 2.6%
   247     HCC Insurance Holdings, Inc.                                    7,298
    36     Markel Corp.*                                                   9,190
           ---------------------------------------------------------------------
                                                                          16,488
           ---------------------------------------------------------------------

           MACHINERY & ENGINEERING EQUIPMENT -- 2.7%
   191     IDEX Corp.                                                      6,933
   173     Kennametal, Inc.                                                5,861
   228     Regal-Beloit Corp.                                              4,355
           ---------------------------------------------------------------------
                                                                          17,149
           ---------------------------------------------------------------------

           MANUFACTURING -- 1.8%
   110     Actuant Corp., Class A*                                         5,191
   176     AptarGroup, Inc.                                                6,329
           ---------------------------------------------------------------------
                                                                          11,520
           ---------------------------------------------------------------------

           METALS/MINING -- 0.1%
   133     Century Aluminum Co.                                              933

           MULTI-MEDIA -- 1.1%
   298     Emmis Communications Corp., Class A*                            6,830

           OIL & GAS -- 6.8%
   187     Newfield Exploration Co.*                                       7,007
   226     Oceaneering International, Inc.*                                5,764
   219     Patina Oil & Gas Corp.                                          7,049
   500     Pride International, Inc.* (l)                                  9,402
   232     St. Mary Land & Exploration Co.                                 6,331
   292     Swift Energy Co.*                                               3,207
   185     Varco International, Inc.*                                      3,622
           ---------------------------------------------------------------------
                                                                          42,382
           ---------------------------------------------------------------------

           PHARMACEUTICALS -- 1.3%
   248     Medicines Co.*                                                  4,877
    67     Neurocrine Biosciences, Inc.*                                   3,341
           ---------------------------------------------------------------------
                                                                           8,218
           ---------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                SEMI-ANNUAL REPORT JUNE 30, 2003

SHARES     ISSUER                                                          VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

           REAL ESTATE INVESTMENT TRUST -- 1.6%
   111     Alexandria Real Estate Equities, Inc.                    $      4,973
   124     Chelsea Property Group, Inc.                                    5,014
           ---------------------------------------------------------------------
                                                                           9,987
           ---------------------------------------------------------------------

           RESTAURANTS/FOOD SERVICES -- 1.7%
   191     Applebee's International, Inc.                                  5,993
   196     Sonic Corp.*                                                    4,984
           ---------------------------------------------------------------------
                                                                          10,977
           ---------------------------------------------------------------------

           RETAILING -- 5.4%
   256     AnnTaylor Stores Corp.*                                         7,420
   393     Chico's FAS, Inc.*                                              8,277
   170     Genesco, Inc.* (l)                                              3,013
   193     Luby's, Inc.*                                                     433
   388     Pier 1 Imports, Inc.                                            7,907
   253     School Specialty, Inc.* (l)                                     7,202
           ---------------------------------------------------------------------
                                                                          34,252
           ---------------------------------------------------------------------

           SEMI-CONDUCTORS -- 4.1%
    91     Cymer, Inc.* (l)                                                2,926
   333     Integrated Circuit Systems, Inc.*                              10,478
   256     International Rectifier Corp.*                                  6,866
   192     Varian Semiconductor Equipment
             Associates, Inc.*                                             5,708
           ---------------------------------------------------------------------
                                                                          25,978
           ---------------------------------------------------------------------

           SHIPPING/TRANSPORTATION -- 0.8%
   169     UTI Worldwide, Inc. (Virgin Islands)                            5,259

           TELECOMMUNICATIONS -- 0.5%
   259     Tekelec*                                                 $      2,921

           TELECOMMUNICATIONS EQUIPMENT -- 1.3%
   492     CommScope, Inc.*                                                4,669
   167     Inter-Tel, Inc.                                                 3,544
           ---------------------------------------------------------------------
                                                                           8,213
           ---------------------------------------------------------------------

           TRANSPORTATION -- 3.1%
   206     Arkansas Best Corp.                                             4,903
   108     Landstar System, Inc.*                                          6,769
   357     Werner Enterprises, Inc.                                        7,573
           ---------------------------------------------------------------------
                                                                          19,245
           ---------------------------------------------------------------------

           UTILITIES -- 3.3%
   198     American States Water Co.                                       5,397
   134     New Jersey Resources Corp.                                      4,750
   235     Philadelphia Suburban Corp.                                     5,732
   151     UGI Corp.                                                       4,798
           ---------------------------------------------------------------------
                                                                          20,677
           ---------------------------------------------------------------------
           Total Investments -- 100.0%                              $    628,550
             (Cost $544,663)
           ---------------------------------------------------------------------

SHARES     COLLATERAL INVESTMENTS                                          VALUE
--------------------------------------------------------------------------------
           MONEY MARKET FUNDS (c)
22,575     Merrill Lynch Premier Institution
             Money Market Fund                                      $     22,575
22,575     Reserve Primary Money Market Fund                              22,575
           ---------------------------------------------------------------------
                                                                    $     45,150
           ---------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN SMALL CAP GROWTH FUND                                       (Unaudited)

PORTFOLIO OF INVESTMENTS
(Amounts in thousands)

AS OF JUNE 30, 2003

SHARES     ISSUER                                                          VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 98.6%

           COMMON STOCKS -- 98.6%

           BANKING -- 3.9%
     1     CVB Financial Corp.                                      $         20
     1     East-West Bancorp, Inc.                                            22
     1     Southwest Bancorp of Texas, Inc.*                                  21
     1     Texas Regional Bancshares, Class A                                 20
           ---------------------------------------------------------------------
                                                                              83
           ---------------------------------------------------------------------

           BIOTECHNOLOGY -- 2.2%
     2     Abgenix, Inc.*                                                     20
     2     Myriad Genetics, Inc.*                                             26
           ---------------------------------------------------------------------
                                                                              46
           ---------------------------------------------------------------------

           BROADCASTING/CABLE -- 2.9%
     3     Mediacom Communications Corp.*                                     28
     2     Salem Communications Corp., Class A*                               33
           ---------------------------------------------------------------------
                                                                              61
           ---------------------------------------------------------------------

           BUSINESS SERVICES -- 6.9%
     1     Alliance Data Systems Corp.*                                       32
     3     CSG Systems International, Inc.*                                   36
     0^^   Fair Isaac Corp.                                                   19
     1     Iron Mountain, Inc.*                                               28
     1     Sylvan Learning Systems, Inc.*                                     33
           ---------------------------------------------------------------------
                                                                             148
           ---------------------------------------------------------------------

           COMPUTER NETWORKS -- 1.0%
     7     Enterasys Networks, Inc.*                                          21

           COMPUTER SOFTWARE -- 8.6%
     5     Lawson Software, Inc.*                                             35
     1     National Instruments Corp.*                                        46
     1     Packeteer, Inc.*                                                   15
     2     Pinnacle Systems, Inc.*                                            26
     2     Serena Software, Inc.*                                             41
     4     Witness Systems, Inc.*                                             22
           ---------------------------------------------------------------------
                                                                             185
           ---------------------------------------------------------------------

           COMPUTERS/COMPUTER HARDWARE -- 4.5%
     2     Electronics for Imaging, Inc.*                                     37
     3     Maxtor Corp.*                                                      19
     2     Tech Data Corp.*                                                   40
           ---------------------------------------------------------------------
                                                                              96
           ---------------------------------------------------------------------

           CONSUMER PRODUCTS -- 0.9%
     1     Ethan Allen Interiors, Inc.                              $         19

           CONSUMER SERVICES -- 3.9%
     1     Fidelity National Information
             Solutions, Inc.*                                                 16
     2     Interactive Data Corp.*                                            41
     1     Ritchie Bros. Auctioneers, Inc.*                                   27
           ---------------------------------------------------------------------
                                                                              84
           ---------------------------------------------------------------------

           ELECTRONICS/ELECTRICAL EQUIPMENT -- 2.2%
     1     Mettler-Toledo International, Inc.
             (Switzerland)*                                                   34
     1     Technitrol, Inc.                                                   13
           ---------------------------------------------------------------------
                                                                              47
           ---------------------------------------------------------------------

           ENTERTAINMENT/LEISURE -- 3.7%
     2     Alliance Gaming Corp.*                                             39
     2     Pegasus Solutions, Inc.*                                           40
           ---------------------------------------------------------------------
                                                                              79
           ---------------------------------------------------------------------

           FINANCIAL SERVICES -- 1.1%
     0^^   Affiliated Managers Group, Inc.*                                   24

           FOOD/BEVERAGE PRODUCTS -- 1.5%
     1     Performance Food Group Co.*                                        33

           HEALTH CARE/HEALTH CARE SERVICES -- 12.4%
     1     Cobalt Corp.*                                                      18
     1     Cooper Companies, Inc.                                             19
     2     Covance, Inc.*                                                     31
     2     NDCHealth Corp.                                                    31
     2     STAAR Surgical Co.*                                                21
     2     United Surgical Partners International, Inc.*                      38
     2     VCA Antech, Inc.* (l)                                              39
     1     Ventana Medical Systems, Inc.* (l)                                 30
     2     Wright Medical Group, Inc.*                                        40
           ---------------------------------------------------------------------
                                                                             267
           ---------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                 SEMI-ANNUAL REPORT JUNE 30 2003

SHARES     ISSUER                                                          VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

           INSURANCE -- 3.8%
     1     Hilb, Rogal & Hamilton Co.                               $         42
     1     ProAssurance Corp.*                                                39
           ---------------------------------------------------------------------
                                                                              81
           ---------------------------------------------------------------------

           INTERNET SERVICES/SOFTWARE -- 3.5%
     1     CheckFree Corp.*                                                   22
     1     DoubleClick, Inc.*                                                 12
    14     Hollywood Media Corp.* (l)                                         18
     1     United Online, Inc.*                                               22
           ---------------------------------------------------------------------
                                                                              74
           ---------------------------------------------------------------------

           MANUFACTURING -- 1.0%
     1     Applied Films Corp.*                                               21

           METALS/MINING -- 0.5%
     0^^   Arch Coal, Inc.                                                    10

           MULTI-MEDIA -- 2.1%
     4     Gray Television, Inc.                                              44

           OFFICE/BUSINESS EQUIPMENT -- 2.7%
     1     Falcon Products, Inc.*                                              6
     2     Global Imaging Systems, Inc.*                                      52
           ---------------------------------------------------------------------
                                                                              58
           ---------------------------------------------------------------------

           OIL & GAS -- 4.1%
     2     Key Energy Services, Inc.*                                         19
     1     Newfield Exploration Co.*                                          21
     1     Unit Corp.*                                                        21
     1     Universal Compression Holding, Inc.*                               27
           ---------------------------------------------------------------------
                                                                              88
           ---------------------------------------------------------------------

           PHARMACEUTICALS -- 1.4%
     2     Vertex Pharmaceuticals, Inc.*                                      29

           PRINTING & PUBLISHING -- 1.7%
     2     Information Holdings, Inc.*                                        36

           REAL ESTATE INVESTMENT TRUST -- 2.0%
     2     American Financial Realty Trust$                                   26
     0^^   Chelsea Property Group, Inc.                                       17
           ---------------------------------------------------------------------
                                                                              43
           ---------------------------------------------------------------------

           RESTAURANTS/FOOD SERVICES -- 2.0%
     2     Ruby Tuesday, Inc.                                                 42

           RETAILING -- 8.6%
     1     AnnTaylor Stores Corp.*                                            17
     1     CDW Corp.*                                                         35
     1     Finish Line, Inc., Class A*                                        14
     1     Guitar Center, Inc.*                                               25
     1     Men's Wearhouse, Inc.*                                             17
     1     PETCO Animal Supplies, Inc.*                                       32
     1     Tuesday Morning Corp.*                                             28
     1     Urban Outfitters, Inc.*                                            19
           ---------------------------------------------------------------------
                                                                             187
           ---------------------------------------------------------------------

           SEMI-CONDUCTORS -- 2.6%
     0^^   Formfactor, Inc.*                                                   4
     2     GlobespanVirata, Inc.*                                             16
     0^^   Omnivision Technologies, Inc. (l)                                   9
     1     Photronics, Inc.*                                                  26
           ---------------------------------------------------------------------
                                                                              55
           ---------------------------------------------------------------------

           SHIPPING/TRANSPORTATION -- 1.5%
     1     UTI Worldwide, Inc. (Virgin Islands)                               33

           TELECOMMUNICATIONS -- 4.2%
     6     LCC International, Inc.*                                           16
     3     Nextel Partners, Inc., Class A*                                    24
     2     Tekelec*                                                           21
     1     West Corp.*                                                        28
           ---------------------------------------------------------------------
                                                                              89
           ---------------------------------------------------------------------

           TRANSPORTATION -- 1.2%
     1     Knight Transportation, Inc.*                                       25
           ---------------------------------------------------------------------
           Total Common Stocks                                             2,108
             (Cost $1,885)
           ---------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

SHARES     ISSUER                                                          VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 1.4%

           MONEY MARKET FUND -- 1.4%
    30     JPMorgan Prime Money Market Fund (a)                     $         30
             (Cost $30)
           ---------------------------------------------------------------------
           Total Investments-- 100.0%                               $      2,138
             (Cost $1,915)
           ---------------------------------------------------------------------

SHARES     COLLATERAL INVESTMENTS                                          VALUE
--------------------------------------------------------------------------------
           MONEY MARKET FUNDS (c)
    17     Merrill Lynch Premier Institution
             Money Market Fund                                      $         17
    18     Reserve Primary Money Market Fund                                  18
           ---------------------------------------------------------------------
                                                                    $         35
           ---------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN TRUST SMALL CAP EQUITY FUND                                 (Unaudited)

PORTFOLIO OF INVESTMENTS
(Amounts in thousands)

AS OF JUNE 30, 2003

SHARES     ISSUER                                                          VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 97.8%

           COMMON STOCKS -- 97.8%

           AEROSPACE -- 1.4%
    82     Alliant Techsystems, Inc.*                               $      4,281

           APPAREL -- 2.1%
   182     Quiksilver, Inc.*                                               3,001
    63     Timberland Co., Class A*                                        3,315
           ---------------------------------------------------------------------
                                                                           6,316
           ---------------------------------------------------------------------

           APPLIANCES & HOUSEHOLD DURABLES -- 0.7%
    77     Furniture Brands International, Inc.*                           2,007

           AUTOMOTIVE -- 5.3%
    50     BorgWarner, Inc.                                                3,205
    91     Lithia Motors, Inc., Class A*                                   1,471
    85     O'Reilly Automotive, Inc.*                                      2,831
    44     Oshkosh Truck Corp.                                             2,634
    50     Polaris Industries, Inc. (l)                                    3,039
    67     Winnebago Industries, Inc. (l)                                  2,543
           ---------------------------------------------------------------------
                                                                          15,723
           ---------------------------------------------------------------------

           BANKING -- 6.4%
    26     Commerce Bancorp, Inc. (l)                                        958
    36     CVB Financial Corp.                                               700
    33     Downey Financial Corp.                                          1,355
   119     East-West Bancorp, Inc.                                         4,308
    51     Hancock Holding Co.                                             2,386
   150     UCBH Holdings, Inc.                                             4,313
   116     United Bankshares, Inc.                                         3,323
    74     Wintrust Financial Corp. (l)                                    2,179
           ---------------------------------------------------------------------
                                                                          19,522
           ---------------------------------------------------------------------

           BROADCASTING/CABLE -- 0.7%
   190     Sinclair Broadcast Group, Inc.*                                 2,201

           BUSINESS SERVICES -- 2.3%
    60     Banta Corp.                                                     1,942
    33     Fair Isaac Corp.                                                1,681
    86     Iron Mountain, Inc.* (l)                                        3,194
           ---------------------------------------------------------------------
                                                                           6,817
           ---------------------------------------------------------------------

           CHEMICALS -- 3.0%
   109     Albemarle Corp.                                          $      3,048
    40     Cabot Microelectronics Corp.* (l)                               2,009
   114     Georgia Gulf Corp.                                              2,255
    75     Spartech Corp.                                                  1,591
           ---------------------------------------------------------------------
                                                                           8,903
           ---------------------------------------------------------------------

           COMPUTER NETWORKS -- 0.6%
    65     Avocent Corp.* (l)                                              1,936

           COMPUTER SOFTWARE -- 3.9%
   112     CACI International, Inc., Class A*                              3,845
   108     Hyperion Solutions Corp.*                                       3,646
    97     JDA Software Group, Inc.*                                       1,087
   142     Macromedia, Inc.*                                               2,983
           ---------------------------------------------------------------------
                                                                          11,561
           ---------------------------------------------------------------------

           COMPUTERS/COMPUTER HARDWARE -- 1.7%
    42     Imation Corp.                                                   1,600
    45     Zebra Technologies Corp., Class A*                              3,383
           ---------------------------------------------------------------------
                                                                           4,983
           ---------------------------------------------------------------------

           CONSTRUCTION -- 2.3%
    70     EMCOR Group, Inc.*                                              3,448
     9     NVR, Inc.*                                                      3,534
           ---------------------------------------------------------------------
                                                                           6,982
           ---------------------------------------------------------------------

           CONSUMER PRODUCTS -- 5.8%
   121     Church & Dwight Co., Inc.                                       3,943
    98     Fossil, Inc.*                                                   2,309
    45     Harman International Industries, Inc.                           3,561
    99     Helen of Troy LTD*                                              1,501
    55     The Scotts Co., Class A*                                        2,723
    81     Toro Co.                                                        3,220
           ---------------------------------------------------------------------
                                                                          17,257
           ---------------------------------------------------------------------

           CONSUMER SERVICES -- 1.6%
    55     Education Management Corp.*                                     2,933
    67     Regis Corp.                                                     1,949
           ---------------------------------------------------------------------
                                                                           4,882
           ---------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

SHARES     ISSUER                                                          VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

           ELECTRONICS/ELECTRICAL EQUIPMENT -- 2.0%
    86     Ametek, Inc.                                             $      3,134
    85     Varian, Inc.*                                                   2,945
           ---------------------------------------------------------------------
                                                                           6,079
           ---------------------------------------------------------------------

           ENGINEERING SERVICES -- 1.2%
    83     Jacobs Engineering Group, Inc.*                                 3,503

           ENTERTAINMENT/LEISURE -- 1.1%
   197     Boyd Gaming Corp.*                                              3,397

           ENVIRONMENTAL SERVICES -- 1.1%
    90     Waste Connections, Inc.* (l)                                    3,165

           FINANCIAL SERVICES -- 2.3%
    53     Affiliated Managers Group, Inc.* (l)                            3,230
   113     Raymond James Financial, Inc.                                   3,718
           ---------------------------------------------------------------------
                                                                           6,948
           ---------------------------------------------------------------------

           FOOD/BEVERAGE PRODUCTS -- 2.8%
    65     American Italian Pasta Co., Class A* (l)                        2,707
   161     Hain Celestial Group inc*                                       2,566
    82     Performance Food Group Co.* (l)                                 3,049
           ---------------------------------------------------------------------
                                                                           8,322
           ---------------------------------------------------------------------

           HEALTH CARE/HEALTH CARE SERVICES -- 10.9%
    47     AMERIGROUP Corp.*                                               1,760
   115     Community Health Systems, Inc.*                                 2,213
   153     Cooper Companies, Inc.                                          5,314
    82     Coventry Health Care, Inc.*                                     3,785
    52     Datascope Corp.                                                 1,521
    85     Henry Schein, Inc.* (l)                                         4,454
    39     Idexx Laboratories, Inc.*                                       1,320
    65     Inamed Corp.*                                                   3,484
    67     Ocular Sciences, Inc.*                                          1,326
    91     Owens & Minor, Inc.                                             2,027
    37     Respironics, Inc.*                                              1,381
   116     Steris Corp.*                                                   2,678
    74     Sybron Dental Specialties, Inc.*                                1,742
           ---------------------------------------------------------------------
                                                                          33,005
           ---------------------------------------------------------------------

           HOTELS/OTHER LODGING -- 1.0%
   211     Extended Stay America, Inc.*                             $      2,841

           INSURANCE -- 2.6%
   115     HCC Insurance Holdings, Inc.                                    3,395
    17     Markel Corp.* (l)                                               4,275
           ---------------------------------------------------------------------
                                                                           7,670
           ---------------------------------------------------------------------

           MACHINERY & ENGINEERING EQUIPMENT -- 2.7%
    89     IDEX Corp.                                                      3,214
    81     Kennametal, Inc.                                                2,724
   106     Regal-Beloit Corp.                                              2,021
           ---------------------------------------------------------------------
                                                                           7,959
           ---------------------------------------------------------------------

           MANUFACTURING -- 1.8%
    49     Actuant Corp., Class A*                                         2,314
    85     AptarGroup, Inc.                                                3,049
           ---------------------------------------------------------------------
                                                                           5,363
           ---------------------------------------------------------------------

           METALS/MINING -- 0.1%
    62     Century Aluminum Co.                                              434

           MULTI-MEDIA -- 1.1%
   138     Emmis Communications Corp., Class A*                            3,167

           OIL & GAS -- 6.5%
    87     Newfield Exploration Co.*                                       3,259
   100     Oceaneering International, Inc.*                                2,545
    98     Patina Oil & Gas Corp.                                          3,143
   232     Pride International, Inc.* (l)                                  4,362
   137     St. Mary Land & Exploration Co. (l)                             3,748
    65     Swift Energy Co.*                                                 715
    86     Varco International, Inc.*                                      1,680
           ---------------------------------------------------------------------
                                                                          19,452
           ---------------------------------------------------------------------

           PHARMACEUTICALS -- 1.3%
   115     Medicines Co.* (l)                                              2,268
    31     Neurocrine Biosciences, Inc.*                                   1,553
           ---------------------------------------------------------------------
                                                                           3,821
           ---------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                 SEMI-ANNUAL REPORT JUNE 30 2003

SHARES     ISSUER                                                          VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

           REAL ESTATE INVESTMENT TRUST -- 1.6%
    52     Alexandria Real Estate Equities, Inc.                    $      2,322
    58     Chelsea Property Group, Inc.                                    2,326
           ---------------------------------------------------------------------
                                                                           4,648
           ---------------------------------------------------------------------

           RESTAURANTS/FOOD SERVICES -- 1.7%
    89     Applebee's International, Inc.                                  2,782
    91     Sonic Corp.*                                                    2,312
           ---------------------------------------------------------------------
                                                                           5,094
           ---------------------------------------------------------------------

           RETAILING -- 5.4%
   119     AnnTaylor Stores Corp.*                                         3,451
   188     Chico's FAS, Inc.*                                              3,960
    79     Genesco, Inc.* (l)                                              1,398
   113     Luby's, Inc.*                                                     254
   180     Pier 1 Imports, Inc.                                            3,678
   117     School Specialty, Inc.* (l)                                     3,341
           ---------------------------------------------------------------------
                                                                          16,082
           ---------------------------------------------------------------------

           SEMI-CONDUCTORS -- 4.0%
    42     Cymer, Inc.* (l)                                                1,357
   153     Integrated Circuit Systems, Inc.* (l)                           4,821
   118     International Rectifier Corp.*                                  3,157
    89     Varian Semiconductor Equipment
             Associates, Inc.*                                             2,649
           ---------------------------------------------------------------------
                                                                          11,984
           ---------------------------------------------------------------------

           SHIPPING/TRANSPORTATION -- 0.8%
    78     UTI Worldwide, Inc. (Virgin Islands)                            2,439

           TELECOMMUNICATIONS -- 0.5%
   120     Tekelec* (l)                                                    1,355

           TELECOMMUNICATIONS EQUIPMENT -- 1.2%
   228     CommScope, Inc.*                                                2,166
    71     Inter-Tel, Inc.                                                 1,500
           ---------------------------------------------------------------------
                                                                           3,666
           ---------------------------------------------------------------------

           TRANSPORTATION -- 3.0%
    96     Arkansas Best Corp.                                      $      2,274
    50     Landstar System, Inc.*                                          3,143
   166     Werner Enterprises, Inc.                                        3,522
           ---------------------------------------------------------------------
                                                                           8,939
           ---------------------------------------------------------------------

           UTILITIES -- 3.3%
    92     American States Water Co.                                       2,510
    64     New Jersey Resources Corp.                                      2,286
   112     Philadelphia Suburban Corp.                                     2,725
    70     UGI Corp.                                                       2,232
           ---------------------------------------------------------------------
                                                                           9,753
           ---------------------------------------------------------------------
           Total Common Stocks                                           292,457
           (Cost $250,768)
           ---------------------------------------------------------------------

SHORT-TERM INVESTMENT -- 2.2%

           MONEY MARKET FUND -- 2.2%
 6,517     JPMorgan Prime Money Market Fund (a)                            6,517
           (Cost $6,517)
           ---------------------------------------------------------------------
           Total Investments -- 100.0%                              $    298,974
           (Cost $257,285)
           ---------------------------------------------------------------------

SHARES     COLLATERAL INVESTMENTS                                          VALUE
--------------------------------------------------------------------------------
           MONEY MARKET FUNDS (c)
13,487     Merrill Lynch Premier Institution
             Money Market Fund                                      $     13,487
13,487     Reserve Primary Money Market Fund                              13,487
           ---------------------------------------------------------------------
                                                                    $     26,974
           ---------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN U.S. SMALL COMPANY FUND                                     (Unaudited)

PORTFOLIO OF INVESTMENTS
(Amounts in thousands)

AS OF JUNE 30, 2003

SHARES     ISSUER                                                          VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 96.4%

           COMMON STOCKS -- 95.8%

           AEROSPACE -- 0.7%
    86     Triumph Group, Inc.*                                     $      2,417

           AIRLINES -- 0.2%
    67     Northwest Airlines Corp.* (l)                                     757

           APPAREL -- 0.5%
    26     Columbia Sportswear Co.*                                        1,352
    21     Quiksilver, Inc.*                                                 345
           ---------------------------------------------------------------------
                                                                           1,697
           ---------------------------------------------------------------------

           AUTOMOTIVE -- 3.0%
    41     American Axle & Manufacturing
             Holdings, Inc.*                                                 984
   100     Lithia Motors, Inc., Class A*                                   1,610
    74     Navistar International Corp.* (l)                               2,415
    29     Oshkosh Truck Corp.                                             1,739
    28     Superior Industries International, Inc.                         1,184
   187     Wabash National Corp.*                                          2,621
           ---------------------------------------------------------------------
                                                                          10,553
           ---------------------------------------------------------------------

           BANKING -- 8.4%
    49     Allegiant Bancorp, Inc.                                           990
    55     Bank of Hawaii Corp.                                            1,808
    41     Banner Corp.                                                      845
    41     City National Corp.                                             1,808
    41     Community Bank System, Inc.                                     1,577
    41     Cullen/Frost Bankers, Inc.                                      1,305
    71     Doral Financial Corp. (Puerto Rico)                             3,154
    24     First Niagara Financial Group, Inc.                               334
    24     First State Bancorporation                                        661
    75     Irwin Financial Corp.                                           1,933
   326     NetBank, Inc.                                                   4,295
    70     R & G Financial Corp.
             (Puerto Rico), Class B                                        2,074
    24     Santander BanCorp (Puerto Rico)                                   387
    38     Silicon Valley Bancshares* (l)                                    915
    25     Southwest Bancorp of Texas, Inc.*                                 810
    65     Sterling Bancshares, Inc.                                         848
    25     Taylor Capital Group, Inc.                                        508

           BANKING -- CONTINUED
    38     Waypoint Financial Corp.                                 $        694
    93     West Coast Bancorp                                              1,689
    78     Westamerica Bancorporation                                      3,363
           ---------------------------------------------------------------------
                                                                          29,998
           ---------------------------------------------------------------------

           BIOTECHNOLOGY -- 0.7%
    21     Charles River Laboratories
             International, Inc.*                                            666
    56     Protein Design Labs, Inc.*                                        779
    57     Telik, Inc.* (l)                                                  914
           ---------------------------------------------------------------------
                                                                           2,359
           ---------------------------------------------------------------------

           BUSINESS SERVICES -- 2.1%
   119     Alliance Data Systems Corp.*                                    2,778
    55     Cognizant Technology Solutions Corp.*                           1,337
    51     G&K Services, Inc., Class A                                     1,496
   243     Spherion Corp.*                                                 1,692
           ---------------------------------------------------------------------
                                                                           7,303
           ---------------------------------------------------------------------

           CHEMICALS -- 1.5%
    62     Cytec Industries, Inc.*                                         2,105
   137     Millennium Chemicals, Inc.                                      1,301
   122     Solutia, Inc.                                                     267
   101     Symyx Technologies, Inc.*                                       1,648
           ---------------------------------------------------------------------
                                                                           5,321
           ---------------------------------------------------------------------

           COMPUTER NETWORKS -- 1.4%
    22     Black Box Corp.                                                   796
    85     Foundry Networks, Inc.*                                         1,224
   155     McDATA Corp., Class A*                                          2,267
    58     Secure Computing Corp.*                                           510
           ---------------------------------------------------------------------
                                                                           4,797
           ---------------------------------------------------------------------

           COMPUTER SOFTWARE -- 5.0%
    32     Ascential Software Corp.*                                         529
   195     Borland Software Corp.*                                         1,906
    24     Business Objects S.A. (France), ADR* (l)                          527
    19     CACI International, Inc., Class A*                                661
    26     Cognos, Inc. (Canada)*                                            705
    98     CompuCom Systems, Inc.*                                           441

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                SEMI-ANNUAL REPORT JUNE 30, 2003

SHARES     ISSUER                                                          VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

           COMPUTER SOFTWARE -- CONTINUED
    35     Computer Programs & Systems, Inc.*                       $        698
    48     Documentum, Inc.* (l)                                             952
    22     Hyperion Solutions Corp.*                                         753
    80     Informatica Corp.*                                                554
    60     JDA Software Group, Inc.*                                         667
   113     Legato Systems, Inc.*                                             944
    26     Manhattan Associates, Inc.* (l)                                   663
    43     ManTech International Corp., Class A*                             823
    79     NetIQ Corp.*                                                    1,217
    24     Progress Software Corp.*                                          498
    30     Serena Software, Inc.*                                            621
    36     Take-Two Interactive Software, Inc.* (l)                        1,009
    59     THQ, Inc.*                                                      1,066
   193     TIBCO Software, Inc.*                                             980
   119     Tier Technologies, Inc., Class B*                                 918
    67     webMethods, Inc.*                                                 546
           ---------------------------------------------------------------------
                                                                          17,678
           ---------------------------------------------------------------------

           COMPUTERS/COMPUTER HARDWARE -- 3.6%
    25     Hutchinson Technology, Inc.* (l)                                  835
    37     Imation Corp.                                                   1,413
   609     Maxtor Corp.*                                                   4,574
   101     Synaptics, Inc.*                                                1,364
   239     Western Digital Corp.*                                          2,461
    27     Zebra Technologies Corp., Class A*                              1,996
           ---------------------------------------------------------------------
                                                                          12,643
           ---------------------------------------------------------------------

           CONSTRUCTION -- 1.3%
   158     Champion Enterprises, Inc.*                                       820
    73     EMCOR Group, Inc.*                                              3,627
           ---------------------------------------------------------------------
                                                                           4,447
           ---------------------------------------------------------------------

           CONSTRUCTION MATERIALS -- 1.6%
   156     ElkCorp                                                         3,504
    99     Universal Forest Products, Inc.                                 2,081
           ---------------------------------------------------------------------
                                                                           5,585
           ---------------------------------------------------------------------

           CONSUMER PRODUCTS -- 1.2%
    56     Alberto-Culver Co., Class B                                     2,860
    44     WD-40 Co.                                                       1,255
           ---------------------------------------------------------------------
                                                                           4,115
           ---------------------------------------------------------------------

           DISTRIBUTION -- 0.3%
    84     Advanced Marketing Services, Inc.                        $      1,090

           ELECTRONICS/ELECTRICAL EQUIPMENT -- 1.2%
    72     Coherent, Inc.*                                                 1,715
   180     Encore Wire Corp.*                                              1,714
   100     Integrated Electrical Services, Inc.*                             726
           ---------------------------------------------------------------------
                                                                           4,155
           ---------------------------------------------------------------------

           ENGINEERING SERVICES -- 0.2%
    38     Chicago Bridge & Iron Co., NV - New York
             Registered Shares (The Netherlands)                             866

           ENTERTAINMENT/LEISURE -- 0.7%
    34     Macrovision Corp.*                                                676
    69     Penn National Gaming, Inc.*                                     1,423
    34     WMS Industries, Inc.* (l)                                         530
           ---------------------------------------------------------------------
                                                                           2,629
           ---------------------------------------------------------------------

           ENVIRONMENTAL SERVICES -- 0.1%
    10     Waste Connections, Inc.*                                          366

           FINANCIAL SERVICES -- 3.0%
    62     American Capital Strategies LTD                                 1,539
   105     American Home Mortgage Holdings, Inc.                           2,053
   167     eSpeed, Inc., Class A*                                          3,303
    50     Farmer Mac, Class C*                                            1,110
   118     Friedman, Billings, Ramsey Group, Inc.,
             Class A                                                       1,579
    26     Portfolio Recovery Associates, Inc.* (l)                          805
           ---------------------------------------------------------------------
                                                                          10,389
           ---------------------------------------------------------------------

           FOOD/BEVERAGE PRODUCTS -- 1.2%
    31     Adolph Coors Co., Class B                                       1,523
    33     Robert Mondavi Corp., Class A* (l)                                827
    44     The J.M. Smucker Co.                                            1,771
           ---------------------------------------------------------------------
                                                                           4,121
           ---------------------------------------------------------------------

           HEALTH CARE/HEALTH CARE SERVICES -- 5.5%
    54     Accredo Health, Inc.*                                           1,176
    85     Centene Corp.*                                                  3,288
   129     Conceptus, Inc.* (l)                                            1,818

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN U.S. SMALL COMPANY FUND

SHARES     ISSUER                                                          VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

           HEALTH CARE/HEALTH CARE SERVICES -- CONTINUED
   153     CTI Molecular Imaging, Inc.* (l)                         $      2,897
    81     Inveresk Research Group, Inc.*                                  1,464
    40     LifePoint Hospitals, Inc.* (l)                                    833
    83     Omnicare, Inc.                                                  2,815
    15     Pediatrix Medical Group, Inc.* (l)                                524
    63     TECHNE Corp.*                                                   1,914
   104     Therasense, Inc.*                                               1,037
    76     United Surgical Partners
             International, Inc.* (l)                                      1,723
     6     Varian Medical Systems, Inc.*                                     355
           ---------------------------------------------------------------------
                                                                          19,844
           ---------------------------------------------------------------------

           HOTELS/OTHER LODGING -- 0.1%
   102     La Quinta Corp.*                                                  438

           INSURANCE -- 2.8%
    67     HCC Insurance Holdings, Inc.                                    1,975
    93     Protective Life Corp.                                           2,490
    47     StanCorp Financial Group, Inc.                                  2,478
    53     W.R. Berkley Corp.                                              2,784
           ---------------------------------------------------------------------
                                                                           9,727
           ---------------------------------------------------------------------

           INTERNET SERVICES/SOFTWARE -- 0.9%
   128     Ameritrade Holding Corp.*                                         947
   193     Ariba, Inc.* (l)                                                  573
    30     Internet Security Systems, Inc.*                                  434
    37     Kana Software, Inc.*                                              111
    23     LendingTree, Inc.*                                                567
    41     Verity, Inc.*                                                     515
           ---------------------------------------------------------------------
                                                                           3,147
           ---------------------------------------------------------------------

           LEASING -- 0.2%
    51     GATX Corp. (l)                                                    842

           MACHINERY & ENGINEERING EQUIPMENT -- 4.3%
   152     Applied Industrial Technologies, Inc.                           3,216
    44     IDEX Corp.                                                      1,581
    92     Kennametal, Inc.                                                3,126
    54     Nordson Corp.                                                   1,280
   121     Regal-Beloit Corp.                                              2,315
   338     UNOVA, Inc.*                                                    3,753
           ---------------------------------------------------------------------
                                                                          15,271
           ---------------------------------------------------------------------

           MANUFACTURING -- 1.5%
    79     Joy Global, Inc.*                                        $      1,166
   120     Timken Co.                                                      2,093
    57     Wilson Greatbatch Technologies, Inc.*                           2,046
           ---------------------------------------------------------------------
                                                                           5,305
           ---------------------------------------------------------------------

           METALS/MINING -- 2.9%
    85     Arch Coal, Inc.                                                 1,949
    98     Mueller Industries, Inc.*                                       2,669
   120     Precision Castparts Corp.                                       3,746
    87     Valmont Industries, Inc.                                        1,686
           ---------------------------------------------------------------------
                                                                          10,050
           ---------------------------------------------------------------------

           MULTI-MEDIA -- 1.9%
    47     Hearst-Argyle Television, Inc.*                                 1,210
   198     Insight Communications Co., Inc.* (l)                           2,604
   129     Journal Register Co.*                                           2,335
   423     Sirius Satellite Radio, Inc.* (l)                                 714
           ---------------------------------------------------------------------
                                                                           6,863
           ---------------------------------------------------------------------

           OFFICE/BUSINESS EQUIPMENT -- 1.3%
   116     Global Imaging Systems, Inc.*                                   2,681
   101     Herman Miller, Inc.                                             2,032
           ---------------------------------------------------------------------
                                                                           4,713
           ---------------------------------------------------------------------

           OIL & GAS -- 5.0%
    64     Energen Corp.                                                   2,136
   171     Global Industries LTD*                                            826
    64     Gulf Island Fabrication, Inc.*                                  1,084
   101     Lone Star Technologies*                                         2,148
    93     Maverick Tube Corp.*                                            1,776
    62     ONEOK, Inc.                                                     1,214
    25     Patterson-UTI Energy, Inc.*                                       805
    79     Premcor, Inc.*                                                  1,710
    94     Spinnaker Exploration Co.*                                      2,457
    50     Stone Energy Corp.*                                             2,092
    45     W-H Energy Services, Inc.*                                        868
    19     Westport Resources Corp.*                                         427
           ---------------------------------------------------------------------
                                                                          17,543
           ---------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                SEMI-ANNUAL REPORT JUNE 30, 2003

SHARES     ISSUER                                                          VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

           PACKAGING -- 2.6%
   743     Crown Holdings, Inc.*                                    $      5,308
   119     Silgan Holdings, Inc.*                                          3,722
           ---------------------------------------------------------------------
                                                                           9,030
           ---------------------------------------------------------------------

           PAPER/FOREST PRODUCTS -- 1.2%
    97     Aracruz Celulose SA (Brazil), ADR (l)                           2,051
   206     Caraustar Industries, Inc.*                                     1,647
    55     Domtar, Inc. (Canada)                                             605
           ---------------------------------------------------------------------
                                                                           4,303
           ---------------------------------------------------------------------

           PHARMACEUTICALS -- 5.0%
   251     Adolor Corp.* (l)                                               3,077
   128     Amylin Pharmaceuticals, Inc.*                                   2,808
    40     Andrx Corp.*                                                      793
   207     AtheroGenics, Inc.*                                             3,088
    19     Atrix Laboratories, Inc.* (l)                                     411
    83     Ligand Pharmaceuticals, Inc., Class B* (l)                      1,131
    32     NBTY, Inc.*                                                       670
    23     Neurocrine Biosciences, Inc.*                                   1,136
   142     SangStat Medical Corp.*                                         1,854
    33     Sepracor, Inc.*                                                   602
    35     Taro Pharmaceutical Industries LTD (Israel)*                    1,900
           ---------------------------------------------------------------------
                                                                          17,470
           ---------------------------------------------------------------------

           REAL ESTATE INVESTMENT TRUST -- 5.4%
    55     Annaly Mortgage Management, Inc.                                1,104
    19     Centerpoint Properties Corp.                                    1,143
    24     Chelsea Property Group, Inc.                                      948
    47     Cousins Properties, Inc.                                        1,306
    25     Developers Diversified Realty Corp.                               699
    23     General Growth Properties, Inc.                                 1,412
    32     Highwoods Properties, Inc.                                        724
    31     Lexington Corporate Properties Trust                              540
    86     MFA Mortgage Investments, Inc.                                    863
    49     Post Properties, Inc.                                           1,287
   146     Prentiss Properties Trust                                       4,365
    17     Regency Centers Corp.                                             590
    87     United Dominion Realty Trust, Inc.                              1,495
    62     Ventas, Inc.                                                      939
    36     Weingarten Realty Investors                                     1,509
           ---------------------------------------------------------------------
                                                                          18,924
           ---------------------------------------------------------------------

           RESTAURANTS/FOOD SERVICES -- 0.7%
    42     Landry's Restaurants, Inc.                               $        985
    10     O'Charleys, Inc.*                                                 213
    32     The Cheesecake Factory, Inc.*                                   1,135
           ---------------------------------------------------------------------
                                                                           2,333
           ---------------------------------------------------------------------

           RETAILING -- 5.3%
    54     AnnTaylor Stores Corp.*                                         1,550
   102     Big 5 Sporting Goods Corp.*                                     1,278
   123     BJ's Wholesale Club, Inc.*                                      1,849
    31     Chico's FAS, Inc.*                                                661
   108     CSK Auto Corp.*                                                 1,566
    37     Fred's, Inc.                                                    1,379
    23     Kirkland's, Inc.*                                                 376
    87     Linens `N Things, Inc.*                                         2,062
    46     Michaels Stores, Inc.* (l)                                      1,765
    37     Pacific Sunwear of California, Inc.*                              896
   126     Pier 1 Imports, Inc.                                            2,568
    54     School Specialty, Inc.* (l)                                     1,536
    68     Shoe Carnival, Inc.*                                              999
           ---------------------------------------------------------------------
                                                                          18,485
           ---------------------------------------------------------------------

           SEMI-CONDUCTORS -- 4.7%
    89     Applied Micro Circuits Corp.*                                     536
    76     ATMI, Inc.* (l)                                                 1,895
   238     ChipPAC, Inc., Class A* (l)                                     1,824
    23     Cree, Inc.* (l)                                                   369
    44     Integrated Circuit Systems, Inc.*                               1,368
    57     Intersil Corp., Class A*                                        1,521
   113     Lam Research Corp.*                                             2,058
   290     Lattice Semiconductor Corp.* (l)                                2,383
    30     Rambus, Inc.*                                                     504
   164     Semtech Corp.*                                                  2,330
   134     Skyworks Solutions, Inc.* (l)                                     909
    33     Varian Semiconductor Equipment
             Associates, Inc.*                                               970
           ---------------------------------------------------------------------
                                                                          16,667
           ---------------------------------------------------------------------

           STEEL -- 0.6%
   102     Reliance Steel & Aluminum Co.                                   2,106

SEE NOTES TO FINANCIAL STATEMENTS.

SHARES     ISSUER                                                          VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

           TELECOMMUNICATIONS -- 1.1%
    39     Aeroflex, Inc.*                                          $        303
    68     American Tower Corp., Class A* (l)                                605
    80     Cincinnati Bell, Inc.*                                            536
   147     Citizens Communications Co.* (l)                                1,896
    19     IDT Corp., Class B* (l)                                           326
    29     Western Wireless Corp., Class A*                                  338
           ---------------------------------------------------------------------
                                                                           4,004
           ---------------------------------------------------------------------

           TELECOMMUNICATIONS EQUIPMENT -- 0.7%
    57     Advanced Fibre Communications, Inc.*                              934
   208     CIENA Corp.*                                                    1,082
    81     Sycamore Networks, Inc.*                                          311
           ---------------------------------------------------------------------
                                                                           2,327
           ---------------------------------------------------------------------

           TOYS & GAMES -- 0.9%
   184     JAKKS Pacific, Inc.* (l)                                        2,449
    37     Marvel Enterprises, Inc.*                                         714
           ---------------------------------------------------------------------
                                                                           3,163
           ---------------------------------------------------------------------

           TRANSPORTATION -- 0.4%
    64     Werner Enterprises, Inc.                                        1,359

           UTILITIES -- 2.9%
   148     Atmos Energy Corp.                                              3,671
    49     Great Plains Energy, Inc.                                       1,404
   696     Sierra Pacific Resources* (l)                                   4,133
    56     UniSource Energy Corp.                                          1,056
           ---------------------------------------------------------------------
                                                                          10,264
           ---------------------------------------------------------------------
           Total Common Stocks                                           337,464
              (Cost $259,395)
           ---------------------------------------------------------------------

PREFERRED STOCKS -- 0.6%

           ENTERTAINMENT/LEISURE -- 0.6%
   100     Six Flags, Inc.*                                         $      1,975
              (Cost $1,313)
           ---------------------------------------------------------------------
           Total Long-Term Investments                                   339,439
              (Cost $260,708)
           ---------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 3.6%

           U.S. TREASURY SECURITY -- 0.1%
   300     U.S. Treasury Note, 2.75%, 10/31/03 @                             302
              (Cost $302)

           MONEY MARKET FUND -- 3.5%
12,295     JPMorgan Prime Money Market Fund (a) +                         12,295
              (Cost $12,295)
           ---------------------------------------------------------------------
           Total Short-Term Investments                                   12,597
              (Cost $12,597)
           ---------------------------------------------------------------------
           Total Investments -- 100.0%                              $    352,036
              (Cost $273,305)
           ---------------------------------------------------------------------

SHARES     COLLATERAL INVESTMENTS                                          VALUE
--------------------------------------------------------------------------------
           MONEY MARKET FUNDS (c)
17,101     Merrill Lynch Premier Institution
             Money Market Fund                                      $     17,101
17,058     Reserve Primary Money Market Fund                              17,058
           ---------------------------------------------------------------------
                                                                    $     34,159
           ---------------------------------------------------------------------

FUTURES CONTRACTS
(Amounts in thousands, except number of contracts)

                                                                          NOTIONAL            UNREALIZED
NUMBER OF                                                                 VALUE AT          APPRECIATION
CONTRACTS  DESCRIPTION                          EXPIRATION DATE      6/30/03 (USD)  (DEPRECIATION) (USD)
--------------------------------------------------------------------------------------------------------
           LONG FUTURES OUTSTANDING
21         Russell 2000                         September, 2003         $  4,708                $   (44)

                                              SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN U.S. SMALL COMPANY OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS                                             (Unaudited)
(Amount in thousands)

AS OF JUNE 30, 2003

SHARES     ISSUER                                                          VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 90.0%

           COMMON STOCKS -- 90.0%

           ADVERTISING -- 0.4%
     4     Catalina Marketing Corp.*                                $         77

           AEROSPACE -- 0.9%
     6     Triumph Group, Inc.*                                              164

           AIRLINES -- 0.2%
     3     Northwest Airlines Corp.* (l)                                      35

           APPAREL -- 0.3%
     1     Columbia Sportswear Co.*                                           63

           AUTOMOTIVE -- 0.8%
     2     Oshkosh Truck Corp.                                               144

           BANKING -- 5.2%
     3     City National Corp.                                               137
     3     Cullen/Frost Bankers, Inc.                                         84
     5     Doral Financial Corp. (Puerto Rico)                               229
    23     NetBank, Inc.                                                     298
     4     Southwest Bancorp of Texas, Inc.*                                 133
     2     Westamerica Bancorporation                                         86
           ---------------------------------------------------------------------
                                                                             967
           ---------------------------------------------------------------------

           BIOTECHNOLOGY -- 0.9%
     1     Abgenix, Inc.*                                                      5
     2     Charles River Laboratories
             International, Inc.*                                             61
     6     Telik, Inc.* (l)                                                   99
           ---------------------------------------------------------------------
                                                                             165
           ---------------------------------------------------------------------

           BROADCASTING/CABLE -- 0.8%
     7     Salem Communications Corp., Class A*                              149

           BUSINESS SERVICES -- 0.2%
     2     Cognizant Technology Solutions Corp.*                              37

           CHEMICALS -- 0.6%
     7     Symyx Technologies, Inc.*                                         111

           COMPUTER NETWORKS -- 1.0%
     1     Black Box Corp.                                          $         40
     4     Foundry Networks, Inc.*                                            63
     6     McDATA Corp., Class A*                                             87
           ---------------------------------------------------------------------
                                                                             190
           ---------------------------------------------------------------------

           COMPUTER SOFTWARE -- 8.2%
     2     Ascential Software Corp.*                                          38
    13     Borland Software Corp.*                                           127
     1     Business Objects S.A. (France), ADR*                               20
     1     CACI International, Inc., Class A*                                 33
     2     Cognos, Inc. (Canada)*                                             43
    18     CompuCom Systems, Inc.*                                            80
     6     Computer Programs & Systems, Inc.*                                123
     3     Documentum, Inc.* (l)                                              58
     1     Hyperion Solutions Corp.*                                          48
     5     Informatica Corp.*                                                 31
     3     JDA Software Group, Inc.*                                          32
     1     Kronos, Inc.*                                                      62
     1     Manhattan Associates, Inc.*                                        30
     1     ManTech International Corp., Class A*                              28
     5     National Instruments Corp.*                                       184
     8     NetIQ Corp.*                                                      121
    13     Serena Software, Inc.*                                            279
    24     TIBCO Software, Inc.*                                             121
     4     Tier Technologies, Inc., Class B*                                  28
     4     webMethods, Inc.*                                                  32
           ---------------------------------------------------------------------
                                                                           1,518
           ---------------------------------------------------------------------

           COMPUTERS/COMPUTER HARDWARE -- 6.5%
     6     Extreme Networks, Inc.*                                            30
     1     Hutchinson Technology, Inc.*                                       39
     2     Imation Corp.                                                      78
    36     Maxtor Corp.*                                                     271
    11     Synaptics, Inc.*                                                  142
     7     Tech Data Corp.*                                                  196
    22     Western Digital Corp.*                                            228
     3     Zebra Technologies Corp., Class A*                                233
           ---------------------------------------------------------------------
                                                                           1,217
           ---------------------------------------------------------------------

           CONSTRUCTION -- 1.5%
     6     EMCOR Group, Inc.*                                                273

SEE NOTES TO FINANCIAL STATEMENTS.

SHARES     ISSUER                                                          VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

           CONSTRUCTION MATERIALS -- 0.4%
     4     ElkCorp                                                  $         81

           CONSUMER PRODUCTS -- 1.8%
     3     Alberto-Culver Co., Class B                                       128
     7     WD-40 Co.                                                         211
           ---------------------------------------------------------------------
                                                                             339
           ---------------------------------------------------------------------

           CONSUMER SERVICES -- 1.0%
    11     Interactive Data Corp.*                                           189

           ELECTRONICS/ELECTRICAL EQUIPMENT -- 0.8%
     6     Coherent, Inc.*                                                   154

           ENTERTAINMENT/LEISURE -- 0.3%
     2     Macrovision Corp.*                                                 30
     1     WMS Industries, Inc.*                                              23
           ---------------------------------------------------------------------
                                                                              53
           ---------------------------------------------------------------------

           ENVIRONMENTAL SERVICES -- 2.7%
     6     Stericycle, Inc.* (l)                                             240
     8     Waste Connections, Inc.*                                          270
           ---------------------------------------------------------------------
                                                                             510
           ---------------------------------------------------------------------

           FINANCIAL SERVICES -- 3.0%
     2     Affiliated Managers Group, Inc.*                                  123
    19     eSpeed, Inc., Class A*                                            375
     3     Farmer Mac, Class C*                                               62
           ---------------------------------------------------------------------
                                                                             560
           ---------------------------------------------------------------------

           FOOD/BEVERAGE PRODUCTS -- 2.1%
     2     Adolph Coors Co., Class B                                         105
     9     Del Monte Foods Co.*                                               77
     5     The J.M. Smucker Co.                                              215
           ---------------------------------------------------------------------
                                                                             397
           ---------------------------------------------------------------------

           HEALTH CARE/HEALTH CARE SERVICES -- 9.8%
     1     Accredo Health, Inc.*                                              22
    13     AMN Healthcare Services, Inc.* (l)                                164
     5     Centene Corp.* (l)                                                203
    10     Conceptus, Inc.* (l)                                              136
     2     Cooper Companies, Inc.                                   $         86
    10     CTI Molecular Imaging, Inc.* (l)                                  184
     6     Inveresk Research Group, Inc.*                                    114
     8     Omnicare, Inc.                                                    283
     1     Pediatrix Medical Group, Inc.* (l)                                 21
     0^^   SurModics, Inc.* (l)                                                9
     5     TECHNE Corp.*                                                     154
     6     Therasense, Inc.*                                                  57
     4     United Surgical Partners International, Inc.*                      86
     2     Varian Medical Systems, Inc.*                                     105
     9     VCA Antech, Inc.* (l)                                             182
           ---------------------------------------------------------------------
                                                                           1,806
           ---------------------------------------------------------------------

           INSURANCE -- 3.2%
     9     Protective Life Corp.                                             251
     7     W.R. Berkley Corp.                                                349
           ---------------------------------------------------------------------
                                                                             600
           ---------------------------------------------------------------------

           INTERNET SERVICES/SOFTWARE -- 0.4%
     1     Internet Security Systems, Inc.*                                   20
     2     LendingTree, Inc.*                                                 49
     1     Verity, Inc.*                                                      13
           ---------------------------------------------------------------------
                                                                              82
           ---------------------------------------------------------------------

           MANUFACTURING -- 1.4%
     3     Roper Industries, Inc.                                            125
     4     Wilson Greatbatch Technologies, Inc.*                             130
           ---------------------------------------------------------------------
                                                                             255
           ---------------------------------------------------------------------

           MULTI-MEDIA -- 1.7%
    14     Gray Television, Inc.                                             179
     8     Journal Register Co.*                                             142
           ---------------------------------------------------------------------
                                                                             321
           ---------------------------------------------------------------------

           OFFICE/BUSINESS EQUIPMENT -- 1.5%
    12     Global Imaging Systems, Inc.*                                     288

           OIL & GAS -- 6.3%
    30     Global Industries LTD*                                            143
     4     Gulf Island Fabrication, Inc.*                                     67

                                              SEE NOTES TO FINANCIAL STATEMENTS.

SHARES   ISSUER                                                              VALUE
----------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

         OIL & GAS -- CONTINUED
     8   Lone Star Technologies*                                      $        175
     5   Maverick Tube Corp.*                                                  103
     3   ONEOK, Inc.                                                            67
     4   Patterson-UTI Energy, Inc.*                                           123
     5   Spinnaker Exploration Co.*                                            139
     4   Stone Energy Corp.*                                                   168
    10   W-H Energy Services, Inc.*                                            190
     0^^ XTO Energy, Inc.                                                        0^^
         -------------------------------------------------------------------------
                                                                             1,175
         -------------------------------------------------------------------------

         PACKAGING -- 2.4%
    47   Crown Holdings, Inc.*                                                 335
     4   Silgan Holdings, Inc.*                                                111
         -------------------------------------------------------------------------
                                                                               446
         -------------------------------------------------------------------------

         PHARMACEUTICALS -- 7.8%
    11   Adolor Corp.*                                                         140
     9   Amylin Pharmaceuticals, Inc.*                                         186
    19   AtheroGenics, Inc.*                                                   290
     4   Atrix Laboratories, Inc.* (l)                                          79
     4   Ligand Pharmaceuticals, Inc., Class B* (l)                             60
     2   NBTY, Inc.*                                                            41
     2   Neurocrine Biosciences, Inc.*                                         112
     6   SangStat Medical Corp.*                                                76
     4   Sepracor, Inc.*                                                        64
     3   Taro Pharmaceutical Industries LTD (Israel)*                          158
     6   Trimeris, Inc.* (l)                                                   259
         -------------------------------------------------------------------------
                                                                             1,465
         -------------------------------------------------------------------------

         REAL ESTATE INVESTMENT TRUST -- 0.5%
     3   Prentiss Properties Trust                                             101

         RESTAURANTS/FOOD SERVICES -- 0.6%
     3   Landry's Restaurants, Inc.                                             68
     1   The Cheesecake Factory, Inc.*                                          48
         -------------------------------------------------------------------------
                                                                               116
         -------------------------------------------------------------------------

         RETAILING -- 4.7%
     3   AnnTaylor Stores Corp.*                                                96
     3   Big 5 Sporting Goods Corp.*                                            44
     5   BJ's Wholesale Club, Inc.*                                   $         70
     1   Chico's FAS, Inc.*                                                     29
     3   CSK Auto Corp.*                                                        49
     4   Fred's, Inc.                                                          153
     4   Linens `N Things, Inc.*                                                99
     2   Michaels Stores, Inc.*                                                 58
     1   Pacific Sunwear of California, Inc.*                                   24
     7   Pier 1 Imports, Inc.                                                  133
     4   School Specialty, Inc.* (l)                                           107
     2   Shoe Carnival, Inc.*                                                   26
         -------------------------------------------------------------------------
                                                                               888
         -------------------------------------------------------------------------

         SEMI-CONDUCTORS -- 5.7%
     5   Applied Micro Circuits Corp.*                                          30
     6   ATMI, Inc.* (l)                                                       148
    13   ChipPAC, Inc., Class A*                                                97
     3   Cree, Inc.* (l)                                                        47
     2   Integrated Circuit Systems, Inc.* (l)                                  58
     4   Intersil Corp., Class A*                                               95
     6   Lam Research Corp.*                                                   116
    15   Lattice Semiconductor Corp.* (l)                                      126
     4   Rambus, Inc.*                                                          63
    10   Semtech Corp.*                                                        141
    10   Skyworks Solutions, Inc.* (l)                                          70
     3   Varian Semiconductor Equipment
           Associates, Inc.*                                                    77
         -------------------------------------------------------------------------
                                                                             1,068
         -------------------------------------------------------------------------

         STEEL -- 0.9%
     8   Reliance Steel & Aluminum Co.                                         172

         TELECOMMUNICATIONS -- 0.6%
     9   Citizens Communications Co.* (l)                                      113

         TELECOMMUNICATIONS EQUIPMENT -- 1.6%
     2   Advanced Fibre Communications, Inc.*                                   40
    42   CIENA Corp.*                                                          215
     9   Sycamore Networks, Inc.*                                               36
         -------------------------------------------------------------------------
                                                                               291
         -------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

SHARES   ISSUER                                                              VALUE
----------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

         TOYS & GAMES -- 0.5%
     7   JAKKS Pacific, Inc.*                                         $         92

         UTILITIES -- 0.8%
    15   Sierra Pacific Resources* (l)                                          87
     4   UniSource Energy Corp.                                                 66
         -------------------------------------------------------------------------
                                                                               153
         -------------------------------------------------------------------------
         Total Common Stocks
         (Cost $13,662)                                                     16,825
         -------------------------------------------------------------------------
         PREFERRED STOCKS -- 0.1%
         -------------------------------------------------------------------------
         ENTERTAINMENT/LEISURE -- 0.1%
     1   Six Flags, Inc.*
         (Cost $15)                                                             23
         -------------------------------------------------------------------------
         Total Long-Term Investments
         (Cost $13,677)                                                     16,848
         -------------------------------------------------------------------------

SHARES   ISSUER                                                              VALUE
----------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 9.9%

         MONEY MARKET FUND -- 9.9%
 1,861   JPMorgan Prime Money Market Fund (a)
         (Cost $1,861)                                                $      1,861
         -------------------------------------------------------------------------
         Total Investments-- 100.0%                                   $     18,709
         (Cost $15,538)
         -------------------------------------------------------------------------

SHARES   COLLATERAL INVESTMENTS                                              VALUE
----------------------------------------------------------------------------------
         MONEY MARKET FUNDS (c)
   800   Merrill Lynch Premier Institution Money Market Fund          $        800
   800   Reserve Primary Money Market Fund                                     800

         REPURCHASE AGREEMENT (c)
   506   Lehman Brothers, 1.35%, due 07/01/03,
         dated 06/30/03, proceeds $506, secured
         by U.S. Government Agency Securities                                  506
         -------------------------------------------------------------------------
                                                                      $      2,106
         -------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

ABBREVIATIONS:

*     -- Non-income producing security.
^^    -- Amount rounds to less than one thousand.
@     -- Security is fully or partially segregated with brokers as initial margin for futures contracts
+     -- All or portion of this security is segregated with the custodian for futures contracts, TBA, when issued, delayed delivery securities or swaps
(a) -- Affiliated. Money market fund registered under the Investment Company Act of 1940, as amended and advised by JPMorgan Fleming Asset Management, Inc.
(c)   -- Investment of cash collateral for portfolio securities on loan.
(l) -- Security, or portion of a security, has been delivered to counterparty as part of security lending transaction.
ADR   -- American Depository Receipt.
USD   -- United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN FUNDS

STATEMENT OF ASSETS AND LIABILITIES                                  (Unaudited)
(Amounts in thousands, except per share amounts)

AS OF JUNE 30, 2003

                                                          DYNAMIC        MID CAP        MID CAP
                                                        SMALL CAP         EQUITY         GROWTH
                                                             FUND           FUND           FUND
-----------------------------------------------------------------------------------------------
ASSETS
Investment securities, at value                      $    152,736   $    158,941   $     58,907
Investments held as collateral for
  securities lending program                               13,997          7,732          5,469
Cash                                                           --             52              2
Receivables:
    Fund shares sold                                          180             85              4
    Interest and dividends                                     35            141             16
    Securities lending (net)                                    1              1             --^
-----------------------------------------------------------------------------------------------
 Total Assets                                             166,949        166,952         64,398
-----------------------------------------------------------------------------------------------
LIABILITIES
Payables:
    Distributions                                              --            168             --
    Investment securities purchased                           205            173             --
    Collateral for securities
      lending program                                      13,997          7,732          5,469
    Fund shares redeemed                                    2,120             --             81
Accrued liabilities:
    Investment advisory fees                                   78             85             24
    Administration fees                                         7             13             --
    Shareholder servicing fees                                 10              7              3
    Distribution fees                                          56             --             13
    Custodian fees                                             11              7              8
    Trustees' fees - deferred
      compensation plan                                        23             21              1
    Other                                                      99             35             45
-----------------------------------------------------------------------------------------------
Total Liabilities                                          16,606          8,241          5,644
-----------------------------------------------------------------------------------------------

^ Amount rounds to less than one thousand.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                 SEMI-ANNUAL REPORT JUNE 30 2003

                                                          DYNAMIC        MID CAP        MID CAP
                                                        SMALL CAP         EQUITY         GROWTH
                                                             FUND           FUND           FUND
-----------------------------------------------------------------------------------------------
NET ASSETS
Paid in capital                                           181,360        136,585        320,978
Accumulated undistributed
  (overdistributed) net investment income                  (1,009)           (20)          (302)
Accumulated net realized gain (loss)
  on investments                                          (54,729)           590       (265,493)
Net unrealized appreciation
  (depreciation) of investments                            24,721         21,556          3,571
-----------------------------------------------------------------------------------------------
 Total Net Assets                                    $    150,343   $    158,711   $     58,754
-----------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
($0.001 par value; unlimited
number of shares authorized):
    Class A                                                 5,502             --         13,438
    Class B                                                 3,866             --            732
    Class C                                                 1,025             --             --
    Select                                                    812          5,741             --
Net Asset Value:
    Class A (and redemption price)                   $      13.67   $         --   $       4.15
    Class B*                                         $      13.06   $         --   $       4.05
    Class C*                                         $      13.04   $         --   $         --
    Select (and redemption price)                    $      13.90   $      27.65   $         --
Class A Maximum Public Offering
  Price Per Share (net asset value per
  share/94.25%)                                      $      14.50   $         --   $       4.40
-----------------------------------------------------------------------------------------------
 Cost of investments                                 $    128,015   $    137,385   $     55,336
-----------------------------------------------------------------------------------------------

* Redemption price may be reduced by contingent deferred sales charge.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                          MID CAP      SMALL CAP      SMALL CAP
                                                            VALUE         EQUITY         GROWTH
                                                             FUND           FUND           FUND
-----------------------------------------------------------------------------------------------
ASSETS
Investment securities, at value                      $    315,335   $    628,550   $      2,138
Investments held as collateral
  for securities lending program                              195         45,150             35
Cash                                                          104             --             --^
Receivables:
    Investment securities sold                                871          3,517              9
    Fund shares sold                                        4,236            931             --
    Interest and dividends                                    233            431              1
    Securities lending (net)                                   --^             5             --^
    Expense reimbursements                                     --             --             66
-----------------------------------------------------------------------------------------------
Total Assets                                              320,974        678,584          2,249
-----------------------------------------------------------------------------------------------
LIABILITIES
Payables:
    Due to custodian                                           --            135             --
    Investment securities purchased                         7,264          2,486             28
    Collateral for securities
      lending program                                         195         45,150             35
    Fund shares redeemed                                       56          6,084             --
Accrued liabilities:
    Investment advisory fees                                   62            338             --
    Administration fees                                        24             16             --
    Shareholder servicing fees                                 19             46             --^
    Distribution fees                                          53             25             --^
    Custodian fees                                             22             20             13
    Trustees' fees - deferred
      compensation plan                                        --^            95             --^
    Other                                                      43             57             14
-----------------------------------------------------------------------------------------------
Total Liabilities                                           7,738         54,452             90
-----------------------------------------------------------------------------------------------

^ Amount rounds to less than one thousand.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                          MID CAP      SMALL CAP      SMALL CAP
                                                            VALUE         EQUITY         GROWTH
                                                             FUND           FUND           FUND
-----------------------------------------------------------------------------------------------
NET ASSETS
Paid in capital                                           284,683        572,974          3,504
Accumulated undistributed
  (overdistributed) net investment income                     564         (1,004)            (8)
Accumulated net realized gain (loss)
  on investments                                             (434)       (31,725)        (1,560)
Net unrealized appreciation
  (depreciation) of investments                            28,423         83,887            223
-----------------------------------------------------------------------------------------------
Total Net Assets                                     $    313,236   $    624,132   $      2,159
-----------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
  ($0.001 par value; unlimited
  number of shares authorized):
    Class A                                                 4,703          3,787             76
    Class B                                                 2,120          1,032             24
    Class C                                                 1,991             --              9
    Institutional                                           8,585             --            222
    Select                                                  1,919         26,026              5
Net Asset Value:
    Class A (and redemption price)                   $      16.19   $      19.59   $       6.35
    Class B*                                         $      15.99   $      18.23   $       6.29
    Class C*                                         $      16.03   $         --   $       6.27
    Institutional (and redemption price)             $      16.32   $         --   $       6.48
    Select (and redemption price)                    $      16.26   $      20.41   $       6.44
Class A Maximum Public Offering
  Price Per Share (net asset value per
  share/94.25%)                                      $      17.18   $      20.79   $       6.74
-----------------------------------------------------------------------------------------------
Cost of investments                                  $    286,912   $    544,663   $      1,915
-----------------------------------------------------------------------------------------------

* Redemption price may be reduced by contingent deferred sales charge.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                 SEMI-ANNUAL REPORT JUNE 30 2003

                                                                                     U.S. SMALL
                                                      TRUST SMALL     U.S. SMALL        COMPANY
                                                       CAP EQUITY        COMPANY  OPPORTUNITIES
                                                             FUND           FUND           FUND
-----------------------------------------------------------------------------------------------
ASSETS
Investment securities, at value                      $    298,974   $    352,036   $     18,709
Investments held as collateral
  for securities lending program                           26,974         34,159          2,106
Cash                                                           19             52             --^
Receivables:
    Investment securities sold                                875            953              8
    Fund shares sold                                          591            306              1
    Interest and dividends                                    199            295              4
    Variation margin                                           --             17             --
    Securities lending (net)                                    2              9              1
-----------------------------------------------------------------------------------------------
Total Assets                                              327,634        387,827         20,829
-----------------------------------------------------------------------------------------------
LIABILITIES
Payables:
    Dividends                                                  40             --             --
    Investment securities purchased                         1,139          2,150             --
    Collateral for securities
      lending program                                      26,974         34,159          2,106
    Fund shares redeemed                                       10          4,035              4
Accrued liabilities:
    Investment advisory fees                                  107            173              2
    Administration fees                                        25             35             --
    Shareholder servicing fees                                 --             25             --
    Custodian fees                                             12             21             12
    Trustees' fees - deferred
      compensation plan                                        67              1              1
    Other                                                      44             34             18
-----------------------------------------------------------------------------------------------
Total Liabilities                                          28,418         40,633          2,143
-----------------------------------------------------------------------------------------------

^ Amount rounds to less than one thousand.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                               SEMI - ANNUAL REPORT JUNE 30 2003

                                                                                                       U.S. SMALL
                                                                     TRUST SMALL     U.S. SMALL           COMPANY
                                                                      CAP EQUITY        COMPANY     OPPORTUNITIES
                                                                            FUND           FUND              FUND
NET ASSETS
Paid in capital                                                          267,058        385,452           178,561
Accumulated undistributed (overdistributed) net investment
  income                                                                     (69)           823               (81)
Accumulated net realized gain (loss) on investments and futures           (9,462)      (117,768)         (162,965)
Net unrealized appreciation (depreciation) of investments and
  futures                                                                 41,689         78,687             3,171
-----------------------------------------------------------------------------------------------------------------
Total Net Assets                                                  $      299,216    $   347,194    $       18,686
-----------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
  ($0.001 par value; unlimited number of shares authorized):
    Institutional                                                             --         14,391                --
    Select                                                                 8,116         16,563             2,452
Net Asset Value:
    Institutional (and redemption price)                          $           --    $     11.21    $           --
    Select (and redemption price)                                 $        36.87    $     11.22    $         7.62
-----------------------------------------------------------------------------------------------------------------
Cost of investments                                               $      257,285    $      273,305 $       15,538
-----------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN FUNDS

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED
JUNE 30, 2003                                                        (Unaudited)
(Amounts in thousands)

                                                                      DYNAMIC           MID CAP           MID CAP
                                                                    SMALL CAP            EQUITY            GROWTH
                                                                         FUND              FUND              FUND
INVESTMENT INCOME
Dividend                                                       $          231    $          979    $           66
Dividend income from affiliated investments*                               15                28                 7
Securities lending (net)                                                   26                 5                 5
Foreign taxes withheld                                                     --                (1)               --^
-----------------------------------------------------------------------------------------------------------------
Total investment income                                                   272             1,011                78
-----------------------------------------------------------------------------------------------------------------

EXPENSES
Investment advisory fees                                                  476               464               178
Administration fees                                                       110               107                41
Shareholder servicing fees                                                183               179                24
Distribution fees                                                         311                --                86
Custodian fees                                                             34                24                24
Printing and postage                                                       26                 3                14
Professional fees                                                          30                24                28
Registration expenses                                                      29                11                13
Transfer agent fees                                                       265                11                66
Trustees' fees                                                              1                 1                --^
Other                                                                      28                 4                 5
-----------------------------------------------------------------------------------------------------------------
Total expenses                                                          1,493               828               479
-----------------------------------------------------------------------------------------------------------------
Less amounts waived                                                       239               185               100
Less earnings credits                                                      --^               --^               --
-----------------------------------------------------------------------------------------------------------------
    Net expenses                                                        1,254               643               379
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                             (982)              368              (301)
-----------------------------------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                               SEMI - ANNUAL REPORT JUNE 30 2003

                                                                      DYNAMIC           MID CAP           MID CAP
                                                                    SMALL CAP            EQUITY            GROWTH
                                                                         FUND              FUND              FUND
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on transactions from:
    Investments                                                        (6,917)            1,255            (3,882)
Change in net unrealized
  appreciation/depreciation of:
    Investments                                                        24,895            17,568            12,610
Net realized and unrealized gain (loss)
  on investments                                                       17,978            18,823             8,728
Net increase (decrease) in net assets
  from operations                                              $       16,996    $       19,191    $        8,427
-----------------------------------------------------------------------------------------------------------------
*   Includes reimbursements of
    investment advisory, administration
    and shareholder servicing fees :                           $            2    $            4    $            1
-----------------------------------------------------------------------------------------------------------------

^   Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                      MID CAP         SMALL CAP         SMALL CAP
                                                                        VALUE            EQUITY            GROWTH
                                                                         FUND              FUND              FUND
INVESTMENT INCOME
Dividend                                                       $        1,557    $        1,808    $            2
Dividend income from affiliated investments*                              122                60                 1
Securities lending (net)                                                    7                50                --^
Foreign taxes withheld                                                     (1)               --                --
-----------------------------------------------------------------------------------------------------------------
Total investment income                                                 1,685             1,918                 3
-----------------------------------------------------------------------------------------------------------------

EXPENSES
Investment advisory fees                                                  700             1,907                 7
Administration fees                                                       122               440                 1
Shareholder servicing fees                                                 81               682                --^
Distribution fees                                                         221               165                 1
Custodian fees                                                             51                55                42
Printing and postage                                                        4                27                --
Professional fees                                                          27                36                26
Registration expenses                                                      73                37                45
Transfer agent fees                                                       156               200                32
Trustees' fees                                                              1                 3                --^
Other                                                                      13                21                13
-----------------------------------------------------------------------------------------------------------------
Total expenses                                                          1,449             3,573               167
-----------------------------------------------------------------------------------------------------------------
Less amounts waived                                                       328               761                 9
Less earnings credits                                                      --^               --^               --
Less expense reimbursements                                                --                --               147
-----------------------------------------------------------------------------------------------------------------
    Net expenses                                                        1,121             2,812                11
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                              564              (894)               (8)
-----------------------------------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                               SEMI - ANNUAL REPORT JUNE 30 2003

                                                                      MID CAP         SMALL CAP         SMALL CAP
                                                                        VALUE            EQUITY            GROWTH
                                                                         FUND              FUND              FUND
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on transactions from:
    Investments                                                           991            (9,832)             (450)
Change in net unrealized appreciation/depreciation of:
    Investments                                                        25,475            73,011               726
Net realized and unrealized gain (loss)
  on investments                                                       26,466            63,179               276
Net increase (decrease) in net assets from operations          $       27,030    $       62,285    $          268
-----------------------------------------------------------------------------------------------------------------
*   Includes reimbursements of investment advisory,
      administration and shareholder servicing fees :          $           17    $            8    $           --^
-----------------------------------------------------------------------------------------------------------------

^   Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                       U.S. SMALL
                                                                  TRUST SMALL        U.S. SMALL           COMPANY
                                                                   CAP EQUITY           COMPANY     OPPORTUNITIES
                                                                         FUND              FUND              FUND
INVESTMENT INCOME
Interest                                                       $           --    $            1    $           --
Dividend                                                                  789             2,383                44
Dividend income from affiliated investments*                               47                53                11
Securities lending (net)                                                   34                54                 7
Foreign taxes withheld                                                     --                (6)               --^
-----------------------------------------------------------------------------------------------------------------
Total investment income                                                   870             2,485                62
-----------------------------------------------------------------------------------------------------------------

EXPENSES
Investment advisory fees                                                  854             1,084                84
Administration fees                                                       197               271                21
Shareholder servicing fees                                                329               315                35
Custodian fees                                                             24                50                18
Printing and postage                                                        7                22                 2
Professional fees                                                          25                33                24
Registration expenses                                                       3                 7                 5
Transfer agent fees                                                        10                61                20
Trustees' fees                                                              1                 2                --^
Other                                                                       8                11                 4
-----------------------------------------------------------------------------------------------------------------
Total expenses                                                          1,458             1,856               213
-----------------------------------------------------------------------------------------------------------------
Less amounts waived                                                       670               195                67
-----------------------------------------------------------------------------------------------------------------
Less earnings credits                                                      --^               --^                4
-----------------------------------------------------------------------------------------------------------------
    Net expenses                                                          788             1,661               142
-----------------------------------------------------------------------------------------------------------------
Net investment income                                                      82               824               (80)
-----------------------------------------------------------------------------------------------------------------

^  Amount rounds to less than one thousand.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                       U.S. SMALL
                                                                  TRUST SMALL        U.S. SMALL           COMPANY
                                                                   CAP EQUITY           COMPANY     OPPORTUNITIES
                                                                         FUND              FUND              FUND
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on transactions from:
    Investments                                                        (2,691)          (52,559)           (7,719)
    Futures                                                                --               317                --
Change in net unrealized appreciation/depreciation of:
    Investments                                                        30,647            87,688             5,328
    Futures                                                                --               (44)               --
Net realized and unrealized gain (loss) on investments and
  futures                                                              27,956            35,402            (2,391)
Net increase (decrease) in net assets from operations          $       28,038    $       36,226    $       (2,471)
-----------------------------------------------------------------------------------------------------------------
*   Includes reimbursements of
      investment advisory, administration
      and shareholder servicing fees :                         $            7    $            8    $            1
-----------------------------------------------------------------------------------------------------------------

^   Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN FUNDS

STATEMENT OF CHANGES IN NET ASSETS                                   (Unaudited)

(Amounts in thousands)

FOR THE PERIODS INDICATED

                                                                DYNAMIC SMALL CAP FUND       MID CAP EQUITY FUND
                                                               ------------------------    ------------------------
                                                                   1/1/03          YEAR        1/1/03          YEAR
                                                                  THROUGH         ENDED       THROUGH         ENDED
                                                                  6/30/03      12/31/02       6/30/03      12/31/02
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)                                   $     (982)   $   (2,560)   $      368    $      752
Net realized gain (loss) on investments                            (6,917)      (21,721)        1,255         4,503
Change in net unrealized appreciation (depreciation) of
  investments                                                      24,895       (21,184)       17,568       (27,236)
-------------------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets from operations              16,996       (45,465)       19,191       (21,981)
-------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income                                                  --            --          (369)         (747)
Net realized gain on investment transactions                           --            --            --        (5,775)
-------------------------------------------------------------------------------------------------------------------
    Total distributions to shareholders                                --            --          (369)       (6,522)
-------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Increase (decrease) from capital share transactions               (18,997)      (17,744)        1,258        12,071
-------------------------------------------------------------------------------------------------------------------
    Total increase (decrease) in net assets                        (2,001)      (63,209)       20,080       (16,432)
-------------------------------------------------------------------------------------------------------------------

NET ASSETS
Beginning of period                                               152,344       215,553       138,631       155,063
-------------------------------------------------------------------------------------------------------------------
End of period                                                  $  150,343    $  152,344    $  158,711    $  138,631
-------------------------------------------------------------------------------------------------------------------
Accumulated undistributed (overdistributed) net investment
  income                                                       $   (1,009)   $      (27)   $      (20)   $      (19)
-------------------------------------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                               SEMI - ANNUAL REPORT JUNE 30 2003

                                                                  MID CAP GROWTH FUND         MID CAP VALUE FUND
                                                               ------------------------    ------------------------
                                                                   1/1/03          YEAR        1/1/03          YEAR
                                                                  THROUGH         ENDED       THROUGH         ENDED
                                                                  6/30/03      12/31/02       6/30/03      12/31/02
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)                                   $     (301)   $     (916)   $      564    $      323
Net realized gain (loss) on investments                            (3,882)      (15,898)          991        (1,295)
Change in net unrealized appreciation (depreciation) of
  investments                                                      12,610       (11,548)       25,475         1,704
-------------------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets from operations               8,427       (28,362)       27,030           732
-------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income                                                  --            --            --          (337)
Net realized gain on investment transactions                           --            --            --           (50)
-------------------------------------------------------------------------------------------------------------------
    Total distributions to shareholders                                --            --            --          (387)
-------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Increase (decrease) from capital share transactions                (5,829)      (21,856)      164,313       106,270
-------------------------------------------------------------------------------------------------------------------
    Total increase (decrease) in net assets                         2,598       (50,218)      191,343       106,615
-------------------------------------------------------------------------------------------------------------------

NET ASSETS
Beginning of period                                                56,156       106,374       121,893        15,278
-------------------------------------------------------------------------------------------------------------------
End of period                                                  $   58,754    $   56,156    $  313,236    $  121,893
-------------------------------------------------------------------------------------------------------------------
Accumulated undistributed (overdistributed) net investment
  income                                                       $     (302)   $       (1)   $      564     $      --
-------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                SMALL CAP EQUITY FUND       SMALL CAP GROWTH FUND
                                                               ------------------------    ------------------------
                                                                   1/1/03          YEAR        1/1/03          YEAR
                                                                  THROUGH         ENDED       THROUGH         ENDED
                                                                  6/30/03      12/31/02       6/30/03      12/31/02
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)                                   $     (894)   $   (2,218)   $       (8)   $      (19)
Net realized gain (loss) on investments                            (9,832)      (21,869)         (450)         (761)
Change in net unrealized appreciation (depreciation) of
  investments                                                      73,011       (97,620)          726          (394)
-------------------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets from operations              62,285      (121,707)          268        (1,174)
-------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain on investment transactions                           --        (4,099)           --            --

CAPITAL SHARE TRANSACTIONS
Increase (decrease) from capital share transactions               (40,542)       82,821            91           441
-------------------------------------------------------------------------------------------------------------------
    Total increase (decrease) in net assets                        21,743       (42,985)          359          (733)
-------------------------------------------------------------------------------------------------------------------

NET ASSETS
Beginning of period                                               602,389       645,374         1,800         2,533
-------------------------------------------------------------------------------------------------------------------
End of period                                                  $  624,132    $  602,389    $    2,159    $    1,800
-------------------------------------------------------------------------------------------------------------------
Accumulated undistributed (overdistributed) net investment
  income                                                       $   (1,004)   $     (110)   $       (8)    $      --
-------------------------------------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                               SEMI - ANNUAL REPORT JUNE 30 2003

                                                             TRUST SMALL CAP EQUITY FUND    U.S. SMALL COMPANY FUND
                                                             ---------------------------   ------------------------
                                                                   1/1/03          YEAR        1/1/03          YEAR
                                                                  THROUGH         ENDED       THROUGH         ENDED
                                                                  6/30/03      12/31/02       6/30/03      12/31/02
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)                                   $       82    $      286    $      824    $    1,655
Net realized gain (loss) on investments and futures                (2,691)       (6,774)      (52,242)      (62,722)
Change in net unrealized appreciation (depreciation) of
  investments and futures                                          30,647       (49,269)       87,644       (57,422)
-------------------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets from operations              28,038       (55,757)       36,226      (118,489)
-------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income                                                 (80)         (268)           --        (1,956)
Net realized gain on investment transactions                           --        (2,129)           --            --
-------------------------------------------------------------------------------------------------------------------
    Total distributions to shareholders                               (80)       (2,397)           --        (1,956)
-------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Increase (decrease) from capital share transactions                12,195          (109)     (102,507)      (21,015)
-------------------------------------------------------------------------------------------------------------------
    Total increase (decrease) in net assets                        40,153       (58,263)      (66,281)     (141,460)
-------------------------------------------------------------------------------------------------------------------

NET ASSETS
Beginning of period                                               259,063       317,326       413,475       554,935
-------------------------------------------------------------------------------------------------------------------
End of period                                                  $  299,216    $  259,063    $  347,194    $  413,475
-------------------------------------------------------------------------------------------------------------------
Accumulated undistributed (overdistributed) net investment
  income                                                       $      (69)   $      (71)   $      823    $       (1)
-------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                         U.S. SMALL COMPANY OPPORTUNITIES FUND
                                                                         -------------------------------------
                                                                                    1/1/03                YEAR
                                                                                   THROUGH               ENDED
                                                                                   6/30/03            12/31/02
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)                                                  $        (80)       $       (693)
Net realized gain (loss) on investments                                             (7,719)            (53,436)
Change in net unrealized appreciation (depreciation) of investments                  5,328               8,085
--------------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets from operations                               (2,471)            (46,044)
--------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Increase (decrease) from capital share transactions                                (33,693)            (93,714)
--------------------------------------------------------------------------------------------------------------
    Total increase (decrease) in net assets                                        (36,164)           (139,758)
--------------------------------------------------------------------------------------------------------------

NET ASSETS
Beginning of period                                                                 54,850             194,608
--------------------------------------------------------------------------------------------------------------
End of period                                                                 $     18,686        $     54,850
--------------------------------------------------------------------------------------------------------------
Accumulated undistributed (overdistributed) net investment income             $        (81)       $         (1)
--------------------------------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN FUNDS

NOTES TO FINANCIAL STATEMENTS                                        (Unaudited)

1. ORGANIZATION

J.P. Morgan Funds ("JPMF"), J.P. Morgan Institutional Funds ("JPMIF"), J.P. Morgan Mutual Fund Group ("JPMMFG"), J.P. Morgan Mutual Fund Select Group ("JPMMFSG") and the J.P. Morgan Mutual Fund Investment Trust ("JPMMFIT") were organized as Massachusetts business trusts and J.P. Morgan Fleming Mutual Fund Group, Inc. ("JPMFMFG") was organized as a Maryland corporation (collectively the "Trusts"). The Trusts are registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as open-end management investment companies. The Trusts were organized on the following dates: -

        TRUST      DATE
         JPMF      November 4, 1992
        JPMIF      November 4, 1992
       JPMMFG      May 11, 1987
      JPMMFSG      October 1, 1996
      JPMMFIT      September 23, 1997
      JPMFMFG      August 19, 1997

The following are nine separate portfolios of the Trusts (collectively, the "Funds"):

                                                    FUND   CLASSES OFFERED
             JPMorgan Dynamic Small Cap Fund ("DSCF")      Class A, Class B, Class C and Select
                JPMorgan Mid Cap Equity Fund ("MCEF")      Select
                JPMorgan Mid Cap Growth Fund ("MCGF")      Class A and Class B
                 JPMorgan Mid Cap Value Fund ("MCVF")      Class A, Class B, Class C, Institutional and Select
              JPMorgan Small Cap Equity Fund ("SCEF")      Class A, Class B and Select
              JPMorgan Small Cap Growth Fund ("SCGF")      Class A, Class B, Class C, Institutional and Select
        JPMorgan Trust Small Cap Equity Fund ("TSCEF")     Select
            JPMorgan U.S. Small Company Fund ("USSCF")     Institutional and Select
JPMorgan U.S. Small Company Opportunities Fund ("USSCOF")  Select

JPMMFG, JPMMFSG, JPMMFIT and JPMFMFG were formerly named Mutual Fund Group, Mutual Fund Select Group, Mutual Fund Investment Trust and The Fleming Mutual Fund Group, Inc., respectively. The name change went into effect on May 1, 2003.

MCEF and TSCEF were formerly named JPMorgan Select Mid Cap Equity Fund and JPMorgan Select Small Cap Equity Fund, respectively. The name change went into effect on April 30, 2003.

USSCOF is a separate series of JPMF. USSCF is a separate series of JPMIF. SCEF and DSCF are separate series of JPMMFG. MCEF and TSCEF are separate series of JPMMFSG. MCGF is a separate series of JPMMFIT. MCVF and SCGF are separate series of JPMFMFG.

Beginning July 18, 2003, SCGF Classes B and C will no longer be offered for sale.

Class A shares generally provide for a front-end sales charge while Class B and Class C shares provide for a contingent deferred sales charge. Class B shares automatically convert to Class A shares after eight years.

No sales charges are assessed with respect to the Institutional Class shares and Select Class shares. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different transfer agent, distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

2. SIGNIFICANT ACCOUNTING POLICIES

THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
FUNDS:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. VALUATION OF INVESTMENTS -- Equity securities, purchased options and futures contracts are valued at the last sale price on the exchange on which they are primarily traded. The value of National Markets Systems equity securities quotes by the Nasdaq Stock Market, Inc. shall generally be the Nasdaq Official Closing Price. Securities for which sale prices are not available and other over-the-counter securities are valued at the mean between the bid and asked quotations. Fixed income securities (other than convertible bonds) with a maturity of 61 days or more held by Funds will be valued each day based on readily available market quotations received from independent or affiliated commercial pricing services. Such pricing services will generally provide bidside quotations. Convertible bonds are valued at the last sale price on the primary exchange on which the bond is principally traded. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. It is reasonably possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market value.

Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Trustees.

B. FUTURES CONTRACTS -- When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the Fund makes (or receives) additional cash payments daily to (or from) the broker. Changes in the value of the contract are recorded as unrealized appreciation (depreciation) until the contract is closed or settled.

Index futures contracts are used to control the asset mix of the portfolios in the most efficient manner. Short index futures contracts are used for hedging purposes; i.e., to reduce the exposure to equities. Long index futures contracts are used to gain exposure to equities, when it is anticipated that this will be more efficient than buying stocks directly.

Use of long futures contracts subjects the Fund to risk of loss in excess of amounts shown on the Statement of Assets and Liabilities up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk.

The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of

                                               SEMI - ANNUAL REPORT JUNE 30 2003

trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

As of June 30, 2003, the Funds had outstanding futures contracts as listed on the Fund's Portfolio of Investments.

C. RESTRICTED AND ILLIQUID SECURITIES -- Each Fund may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

D. SECURITIES ON LOAN -- For all the Funds, the Board of Trustees has approved the lending of securities, through its custodian JPMorgan Chase Bank ("JPMCB", an affiliate of the Funds) acting as lending agent to certain borrowers. By lending investment securities, the Funds attempt to increase their net investment income through the receipt of interest (after rebates and fees) on collateral received in connection with the loan. The net amount of interest earned, after the rebate and fee, is included in the Statement of Operations as Securities lending (net).

The loans are secured by collateral at least equal, at all times, to the value of the securities loaned plus accrued interest. Gain or loss on the value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund also continues to receive interest or dividends on the securities loaned. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

JPMCB invests the cash collateral on behalf of the Funds in accordance with investment guidelines contained in the securities lending agreement. At June 30, 2003, the market value of securities loaned and the amount of collateral received were as follows (amounts in thousands):


              MARKET VALUE OF       MARKET VALUE OF
            SECURITIES LOANED   COLLATERAL RECEIVED
DSCF          $      13,749       $    13,997
MCEF                  7,534             7,732
MCGF                  5,315             5,469
MCVF                    189               195
SCEF                 44,336            45,150
SCGF                     35                35
TSCEF                26,369            26,974
USSCF                33,070            34,159
USSCOF                2,048             2,106

JPMCB as lending agent receives a fee equal to 0.06% of the average dollar value of loans of U.S. securities outstanding during a given month and 0.1142% of the average dollar value of loans on non-U.S. securities outstanding during a given month from the Funds as detailed below (amounts in thousands):

DSCF                              $         8
MCEF                                        3
MCGF                                        3
MCVF                                        3
SCEF                                       19
SCGF                                       --^
TSCEF                                      13
USSCF                                      13
USSCOF                                      2

^  Amount rounds to less than one thousand.

Risks of delay in recovery of securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the securities received. JPMCB will indemnify the Fund from any loss resulting from a borrower's failure to return a loaned security when due.

E. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts. Dividend income is recorded on the ex-dividend date or when the fund first learns of the dividend.

F. ALLOCATION OF INCOME AND EXPENSES -- Expenses directly attributable to a Fund are charged to that Fund; other expenses of the Trusts are allocated proportionately among each of the Funds within the Trusts in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class are charged directly to such class. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

G. FEDERAL INCOME TAXES -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. In addition, the Funds intend to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

H. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition -- "temporary differences"), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. INVESTMENT ADVISORY FEE -- Pursuant to separate Investment Advisory Agreements, J.P. Morgan Fleming Asset Management (USA), Inc. ("JPMFAM"), J.P. Morgan Investment Management, Inc. ("JPMIM") and Robert Fleming, Inc. ("Fleming") (collectively, the "Advisors") act as the investment advisors to the Funds. JPMFAM, a direct wholly owned subsidiary of JPMorgan Chase Bank ("JPMCB") and an indirect wholly owned subsidiary of J.P. Morgan Chase & Co. ("JPMorgan"), is the Advisor for DSCF, MCEF, MCGF, SCEF, and TSCEF. JPMIM, a wholly owned subsidiary of JPMorgan, is the Advisor for USSCF and USSCOF. Fleming, a wholly owned subsidiary of JPMorgan, is the Advisor for MCVF and SCGF. The Advisors supervise the investments of each respective Fund and for such services are paid a fee. The fee is accrued daily and paid monthly based on each Fund's respective average daily net assets. The annual fee for each Fund is as follows:

                                                               INVESTMENT
                                                         ADVISORY FEE (%)
FUND
DSCF                                                               0.65%
MCEF                                                               0.65%
MCGF                                                               0.65%
MCVF                                                               0.70%
SCEF                                                               0.65%
SCGF                                                               0.80%
TSCEF                                                              0.65%
USSCF                                                              0.60%
USSCOF                                                             0.60%

The Advisors waived fees as outlined in Note 3.F.

The Funds may invest in one or more of the affiliated JPMorgan Money Market Funds. The Advisor has agreed to reimburse its advisory fee from the Funds in an amount sufficient to offset any doubling up of investment advisory, administration and shareholder servicing fees related to each Fund's investment in an affiliated money market fund.

B. DISTRIBUTION FEE -- Pursuant to a Distribution Agreement, J.P. Morgan Fund Distributors, Inc. ("JPMFD" or "Distributor"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Trusts' exclusive underwriter and promotes and arranges for the sale of each Fund's shares. JPMFD receives no compensation in its capacity as the Funds' underwriter.

The Trustees have adopted Distribution Plans (the "Distribution Plans") for Class A, B, and C Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plans provide that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below (%):

                                                                                 CLASS A    CLASS B  CLASS C
FUND
DSCF                                                                                0.25       0.75     0.75
MCEF                                                                                 n/a        n/a      n/a
MCGF                                                                                0.25       0.75      n/a
MCVF                                                                                0.25       0.75     0.75
SCEF                                                                                0.25       0.75      n/a
SCGF                                                                                0.25       0.75     0.75
TSCEF                                                                                n/a        n/a      n/a
USSCF                                                                                n/a        n/a      n/a
USSCOF                                                                               n/a        n/a      n/a

Prior to May 1, 2003, MCGF Class B, MCVF Class B & C and SCGF Class B & C paid the Distributor a fee computed daily and paid monthly at an annual rate equal to 1.00% of the respective Fund Class' average daily net assets. MCGF Class A paid 0.30%.

In addition, JPMFD receives the contingent deferred sales charge ("CDSC") from redemptions of Class B and C shares.

The Distributor waived fees as outlined in 3.F.

C. SHAREHOLDER SERVICING FEE -- The Trusts have entered into Shareholder Servicing Agreements on behalf of the Funds with JPMCB under which JPMCB provides account administration and personal account maintenance service to the shareholders. JPMCB may obtain the services of one or more Shareholder Servicing Agents. For these services JPMCB or the Shareholder Servicing Agent will receive a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below (%):

                                                                                          INSTITUTIONAL      SELECT
                                                       CLASS A     CLASS B     CLASS C            CLASS       CLASS
FUND
DSCF                                                      0.25        0.25        0.25              n/a        0.25
MCEF                                                       n/a         n/a         n/a              n/a        0.25
MCGF                                                      0.25        0.25         n/a              n/a         n/a
MCVF                                                      0.25        0.25        0.25             0.10        0.25
SCEF                                                      0.25        0.25         n/a              n/a        0.25
SCGF                                                      0.25        0.25        0.25             0.10        0.25
TSCEF                                                      n/a         n/a         n/a              n/a        0.25
USSCF                                                      n/a         n/a         n/a             0.10        0.25
USSCOF                                                     n/a         n/a         n/a              n/a        0.25

Effective May 1, 2003, a shareholder servicing fee of 0.25% of average daily net assets was implemented for Class A and Class B Shares of the MCGF and Class A, Class B and Class C Shares of the MCVF and SCGF. Also effective May 1, 2003, a shareholder servicing fee of 0.10% of average daily net assets was implemented for the Institutional Class of MCVF and SCGF. In addition, the shareholder servicing fee for Class A shares of the SCEF changed from 0.01% to 0.25%.

In addition, JPMCB, Charles Schwab & Co. ("Schwab") and JPMF, and JPMIF are parties to separate servicing and operating agreements (the "Schwab Agreements") whereby Schwab makes shares of the Funds available to customers of investment advisers and other financial intermediaries who are Schwab's clients. The Funds are not responsible for payments to Schwab under the Schwab Agreements; however, in the event the servicing agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationships between Schwab, JPMF and JPMIF are terminated, the Funds would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

JPMCB waived fees as outlined in Note 3.F.

D. CUSTODIAN AND ACCOUNTING FEES -- JPMCB provides portfolio custody services for all the Funds. Compensation for such services is presented in the Statement of Operations as custodian fees. The custodian fees may be reduced by credits earned by each Fund, based on the uninvested cash balances held by the custodian. Such earning credits are presented separately in the Statement of Operations.

E. ADMINISTRATION FEE -- Pursuant to the Administration Agreement, JPMCB (the "Administrator") provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate equal to 0.15% of the first $25 billion of the average daily net assets of all non-money market funds in the JPMorgan Fund Complex and 0.075% of the average daily net assets in excess of $25 billion. Effective May 1, 2003, MCVF and SCGF pay Administrator fees as stated above. Prior to May 1, 2003, MCVF and SCGF paid the Administrator a fee computed daily and paid monthly at an annual rate equal to 0.10% of the respective Fund's average daily net assets.

BISYS Fund Services, LP ("BISYS") serves as the Funds' sub-administrator. For its services as sub-administrator, BISYS receives a portion of the fees payable to JPMCB as Administrator.

The Administrator has contractually agreed to reimburse the Funds to the extent that total operating expenses (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed the percentages of their respective average daily net assets as shown in the table below (%):

                                                                                          INSTITUTIONAL      SELECT
                                                       CLASS A     CLASS B     CLASS C            CLASS       CLASS
FUND
DSCF                                                      1.50        2.12        2.12              n/a        1.10
MCEF                                                       n/a         n/a         n/a              n/a        1.00^
MCGF                                                      1.35        2.05         n/a              n/a         n/a
MCVF                                                      1.25        2.00        2.00             0.75        1.00
SCEF                                                      1.38        2.12         n/a              n/a        0.85
SCGF                                                      1.60        2.35        2.35             0.85        1.10
USSCF                                                      n/a         n/a         n/a             0.83        1.01
USSCOF                                                     n/a         n/a         n/a              n/a        1.02

^  Effective May 1, 2003, the contractual cap for MCEF was established at 1.00%.

The expense limitation percentages in the table on the previous page are due to expire as follows:

                                                                                          INSTITUTIONAL      SELECT
                                                       CLASS A     CLASS B     CLASS C            CLASS       CLASS
FUND
DSCF                                                   4/30/04     4/30/04     4/30/04              n/a     4/30/04
MCEF                                                       n/a         n/a         n/a              n/a     4/30/04
MCGF                                                   4/30/04     4/30/04         n/a              n/a         n/a
MCVF                                                   4/30/04     4/30/04     4/30/04          4/30/04     4/30/04
SCEF                                                   4/30/04     4/30/04         n/a              n/a     4/30/04
SCGF                                                   4/30/04     4/30/04     4/30/04          4/30/04     4/30/04
USSCF                                                      n/a         n/a         n/a          4/30/05     4/30/05
USSCOF                                                     n/a         n/a         n/a              n/a     4/30/05

The Administrator waived fees and reimbursed expenses as outlined in Note 3.F.

F. WAIVERS AND REIMBURSEMENTS -- For the six months ended June 30, 2003, the Funds' vendors waived fees and the Administrator contractually reimbursed expenses for each of the Funds as follows (amounts in thousands):

                                                             CONTRACTUAL WAIVERS
                       -------------------------------------------------------------------
                       INVESTMENT                     SHAREHOLDER                                CONTRACTUAL
                         ADVISORY    ADMINISTRATION     SERVICING   DISTRIBUTION   TOTAL      REIMBURSEMENTS
FUND
DSCF                   $       37   $            73   $       129   $         --   $   239   $            --
MCEF                           --                36           149             --       185               --
MCGF                           41                41            18             --       100               --
MCVF                          259                22            47             --       328               --
SCEF                           --               328           422             11       761               --
SCGF                            7                 1             1             --         9              147
TSCEF                         278                64           328             --       670               --
USSCF                          --                24           171             --       195               --
USSCOF                         33                13            21             --        67               --
-----------------------------------------------------------------------------------------------------------
                       $      655   $           602   $     1,286   $         11   $ 2,554   $          147
-----------------------------------------------------------------------------------------------------------

G. OTHER-- Certain officers of the Trusts are officers of JPMorgan or of BISYS or their subsidiaries.

During the period, certain Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Advisors.

For the six months ended June 30, 2003, MCEF, USSCF and USSCOF incurred approximately (in thousands) $3, $2 and $1, respectively, as brokerage commissions with brokers/dealers affiliated with JPMCB.

4. CLASS SPECIFIC EXPENSES

The Funds' class specific expenses for the six months ended June 30, 2003 are as follows (amounts in thousands):

                                                                  SHAREHOLDER
FUND                                                                SERVICING    DISTRIBUTION    TRANSFER AGENT
DSCF
Class A                                                            $       99      $       99   $           155
Class B                                                                    57             172                89
Class C                                                                    14              40                21
Select                                                                     13              --                --
---------------------------------------------------------------------------------------------------------------
                                                                   $      183      $      311   $           265
MCEF

Select                                                             $      179      $       --   $            11
----------------------------------------------------------------------------------------------------------------

MCGF
Class A                                                            $       23      $       74   $            63
Class B                                                                     1              12                 3
----------------------------------------------------------------------------------------------------------------
                                                                   $       24      $       86   $            66
MCVF
Class A                                                            $       26      $       54   $            62

Class B                                                                    12              94                31
Class C                                                                    11              73                24
Institutional                                                              20              --                21
Select                                                                     12              --                18
----------------------------------------------------------------------------------------------------------------
                                                                   $       81      $      221   $           156

SCEF
Class A                                                            $       42      $       93   $           138
Class B                                                                    24              72                36
Select                                                                    616              --                26
                                                                   $      682      $      165   $           200
SCGF
Class A                                                            $       --^     $       --^   $           13
Class B                                                                    --^              1                 7
Class C                                                                    --^             --^                2
Institutional                                                              --^             --                 6
Select                                                                     --^             --                 4
----------------------------------------------------------------------------------------------------------------
                                                                   $       --^     $        1    $            32
----------------------------------------------------------------------------------------------------------------

                                                                  SHAREHOLDER
FUND                                                                SERVICING    DISTRIBUTION    TRANSFER AGENT
TSCEF
Select                                                             $      329      $       --   $            10
---------------------------------------------------------------------------------------------------------------
USSCF
Institutional                                                      $       91      $       --   $            19
Select                                                                    224              --                42
                                                                   $      315      $       --   $            61
---------------------------------------------------------------------------------------------------------------
USSCOF
Select                                                             $       35      $       --   $            20
---------------------------------------------------------------------------------------------------------------

^  Amounts round to less than one thousand.

5. CLASS SPECIFIC DISTRIBUTIONS

The Funds' class specific distributions from net investment income and realized gain on investment transactions for the six months ended June 30, 2003 and the year ended December 31, 2002 are as follows (amounts in thousands):

                                          SIX MONTHS ENDED 6/30/03                YEAR ENDED 12/31/02
                                    ------------------------------------  ---------------------------------
                                                  Net                                   Net
                                    Investment Income      Realized Gain  Investment Income   Realized Gain
MCEF
Select                              $             369      $          --  $             747   $       5,775
-----------------------------------------------------------------------------------------------------------

MCVF
Class A                             $              --      $          --  $              39   $          11
Class B                                            --                 --                 --              10
Class C                                            --                 --                 --               5
Institutional                                      --                 --                247              21
Select                                             --                 --                 51               3
-----------------------------------------------------------------------------------------------------------
                                    $              --      $          --  $             337   $          50
SCEF
Class A                             $              --      $          --  $              --   $         487
Class B                                            --                 --                 --             220
Select                                             --                 --                 --           3,392
-----------------------------------------------------------------------------------------------------------
                                    $              --      $          --  $              --   $       4,099

TSCEF
Select                              $              80      $          --  $             268   $       2,129
-----------------------------------------------------------------------------------------------------------
USSCF
Institutional                       $              --      $          --  $           1,414   $          --
Select                                             --                 --                542              --
-----------------------------------------------------------------------------------------------------------
                                    $              --      $          --  $           1,956              --
-----------------------------------------------------------------------------------------------------------

6. INVESTMENT TRANSACTIONS

For the six months ended June 30, 2003, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

                                            PURCHASES              SALES          PURCHASES           SALES
                                      (EXCLUDING U.S.    (EXCLUDING U.S.            OF U.S.         OF U.S.
                                          GOVERNMENT)        GOVERNMENT)         GOVERNMENT      GOVERNMENT
FUND
DSCF                                $          33,616      $      50,939  $              --   $          --
MCEF                                           54,767             54,888                 --              --
MCGF                                           15,337             21,418                 --              --
MCVF                                          190,370             41,174                 --              --
SCEF                                           97,197            116,733                 --              --
SCGF                                            1,373              1,260                 --              --
TSCEF                                          54,323             46,670                 --              --
USSCF                                         117,587            216,932                 --              --
USSCOF                                         21,545             55,523                 --              --

7. FEDERAL INCOME TAX MATTERS

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at June 30, 2003, are as follows (amounts in thousands):

                                                                   GROSS              GROSS  NET UNREALIZED
                                            AGGREGATE         UNREALIZED         UNREALIZED   APPRECIATION/
                                                 COST       APPRECIATION       DEPRECIATION   (DEPRECIATION)
FUND
DSCF                                $         128,015      $      34,276  $          (9,555)  $      24,721
MCEF                                          137,385             24,633             (3,077)         21,556
MCGF                                           55,336              7,972             (4,401)          3,571
MCVF                                          286,912             29,175               (752)         28,423
SCEF                                          544,663            115,075            (31,188)         83,887
SCGF                                            1,915                359               (136)            223
TSCEF                                         257,285             53,491            (11,802)         41,689
USSCF                                         273,305            108,907            (30,176)         78,731
USSCOF                                         15,538              3,293               (122)          3,171

8. BANK BORROWINGS

Pursuant to a Line of Credit Agreement, dated April 17, 2003, the Funds may borrow money for temporary or emergency purposes. The Funds had entered into the agreement, enabling them to participate with other JPMorgan Funds in a line of credit with JPMCB, as administrative agent, and with a syndicate of banks, which permits borrowings up to $250 million, collectively. Interest is charged to each Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Funds also pay a commitment fee of 0.09% per annum on the average daily amount of the available commitment, which is allocated on a pro-rata basis to the Funds. The commitment fee is included in Other expenses on the Statement of Operations. This agreement will expire on April 15, 2004.

Prior to April 17, 2003, the Funds could borrow money for temporary or emergency purposes. The Funds had entered into an agreement, enabling it to participate with other JPMorgan Funds in an unsecured line of credit with a syndicate of banks, which permitted borrowings up to $400 million, collectively. Interest was charged to each Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Funds also paid a commitment fee of 0.09% per annum on the average daily amount of the available commitment, which was allocated on a pro-rata basis to the Funds. This agreement expired on April 16, 2003.

The Funds had no borrowings outstanding at June 30, 2003, nor at anytime during the period then ended.

9. CONCENTRATIONS AND INDEMNIFICATIONS

From time to time, the Funds may have a concentration of several shareholders which may be a related party, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

10. SUBSEQUENT EVENTS

On or about September 1, 2003, Robert Fleming ("Fleming") and J.P. Morgan Fleming Asset Management (USA), Inc. ("JPMFAM") will merge into J.P. Morgan Investment Management, Inc. ("JPMIM"). JPMIM, as the surviving entity, will assume all the rights and obligations of Fleming and JPMFAM.

In addition, on or about October 1, 2003, it is expected that JPMIM will change from being a wholly owned subsidiary of J.P. Morgan Chase & Co. ("Parent") to being an indirectly wholly-owned subsidiary of the Parent, with the intermediary being J.P. Morgan Fleming Asset Management Holdings, Inc.

The investment advisory services and personnel providing these services will not change as a result of the mergers.

USSCOF will undergo changes to its investment strategy, process and portfolio manager effective July 31, 2003.

                                               SEMI - ANNUAL REPORT JUNE 30 2003

11. CAPITAL SHARE TRANSACTIONS

                                                                                        DYNAMIC SMALL CAP FUND
                                                                              ----------------------------------------
                                                                                SIX MONTHS ENDED            YEAR ENDED
                                                                                   JUNE 30, 2003     DECEMBER 31, 2002
CLASS A
AMOUNT
    Shares sold                                                               $           10,052    $           90,038
    Shares redeemed                                                                      (26,629)             (108,289)
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                        $          (16,577)   $          (18,251)
----------------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                              817                 6,338
    Shares redeemed                                                                       (2,093)               (7,485)
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                                    (1,276)               (1,147)

CLASS B
AMOUNT
    Shares sold                                                               $            3,712    $            6,717
    Shares redeemed                                                                       (6,199)              (15,379)
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                        $           (2,487)   $           (8,662)
----------------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                              315                   498
    Shares redeemed                                                                         (536)               (1,173)
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                                      (221)                 (675)
----------------------------------------------------------------------------------------------------------------------

CLASS C
AMOUNT
    Shares sold                                                               $            3,052    $            5,293
    Shares redeemed                                                                       (1,179)               (2,731)
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                        $            1,873    $            2,562
----------------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                              253                   392
    Shares redeemed                                                                         (102)                 (207)
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                                       151                   185
----------------------------------------------------------------------------------------------------------------------

SELECT
AMOUNT
    Shares sold                                                               $            6,150    $            9,610
    Shares redeemed                                                                       (7,956)               (3,003)
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                        $           (1,806)   $            6,607
----------------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                              494                   691
    Shares redeemed                                                                         (690)                 (210)
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                                      (196)                  481
----------------------------------------------------------------------------------------------------------------------

                                                                                         MID CAP EQUITY FUND
                                                                              ----------------------------------------
                                                                                SIX MONTHS ENDED            YEAR ENDED
                                                                                   JUNE 30, 2003     DECEMBER 31, 2002
SELECT
AMOUNT
    Shares sold                                                               $           12,084    $           25,152
    Shares issued in reinvestment of distributions                                            10                 5,252
    Shares redeemed                                                                      (10,836)              (18,333)
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                        $            1,258    $           12,071
----------------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                              491                   902
    Shares issued in reinvestment of distributions                                             1                   210
    Shares redeemed                                                                         (434)                 (684)
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                                        58                   428
----------------------------------------------------------------------------------------------------------------------

                                                                                         MID CAP GROWTH FUND
                                                                              ----------------------------------------
                                                                                SIX MONTHS ENDED            YEAR ENDED
                                                                                   JUNE 30, 2003     DECEMBER 31, 2002
CLASS A
AMOUNT
    Shares sold                                                               $              332    $              583
    Shares redeemed                                                                       (5,962)              (21,296)
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                        $           (5,630)   $          (20,713)
----------------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                               84                   131
    Shares redeemed                                                                       (1,610)               (5,120)
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                                    (1,526)               (4,989)
----------------------------------------------------------------------------------------------------------------------

CLASS B
AMOUNT
    Shares sold                                                               $              116    $               79
    Shares redeemed                                                                         (315)               (1,222)
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                        $             (199)   $           (1,143)
----------------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                               32                    20
    Shares redeemed                                                                          (88)                 (300)
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                                       (56)                 (280)
----------------------------------------------------------------------------------------------------------------------

                                                                            2003
                                                    SEMI - ANNUAL REPORT JUNE 30

                                                                                          MID CAP VALUE FUND
                                                                              ----------------------------------------
                                                                                SIX MONTHS ENDED            YEAR ENDED
                                                                                   JUNE 30, 2003     DECEMBER 31, 2002
CLASS A
AMOUNT
    Shares sold                                                               $           59,971    $           26,683
    Shares issued in reinvestment of distributions                                            --                    39
    Shares redeemed                                                                      (15,582)               (5,570)
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                        $           44,389    $           21,152
----------------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                            3,936                 1,848
    Shares issued in reinvestment of distributions                                            --                     3
    Shares redeemed                                                                       (1,050)                 (389)
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                                     2,886                 1,462
----------------------------------------------------------------------------------------------------------------------

CLASS B
AMOUNT
    Shares sold                                                               $           18,116    $           14,094
    Shares issued in reinvestment of distributions                                            --                     9
    Shares redeemed                                                                       (1,364)               (2,597)
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                        $           16,752    $           11,506
----------------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                            1,209                   967
    Shares issued in reinvestment of distributions                                            --                     1
    Shares redeemed                                                                          (93)                 (188)
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                                     1,116                   780
----------------------------------------------------------------------------------------------------------------------

CLASS C
AMOUNT
    Shares sold                                                               $           21,677    $            6,343
    Shares issued in reinvestment of distributions                                            --                     2
    Shares redeemed                                                                       (1,103)                 (502)
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                        $           20,574    $            5,843
----------------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                            1,445                   439
    Shares issued in reinvestment of distributions                                            --                    --^
    Shares redeemed                                                                          (76)                  (37)
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                                     1,369                   402
----------------------------------------------------------------------------------------------------------------------

^   Amount rounds to less than one thousand.

                                                                                          MID CAP VALUE FUND
                                                                              ----------------------------------------
                                                                                SIX MONTHS ENDED            YEAR ENDED
                                                                                   JUNE 30, 2003     DECEMBER 31, 2002
INSTITUTIONAL
AMOUNT
    Shares sold                                                               $          102,643    $           64,698
    Shares issued in reinvestment of distributions                                            --                   234
    Shares redeemed                                                                      (34,748)              (11,126)
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                        $           67,895    $           53,806
----------------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                            6,844                 4,507
    Shares issued in reinvestment of distributions                                            --                    16
    Shares redeemed                                                                       (2,297)                 (769)
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                                     4,547                 3,754
----------------------------------------------------------------------------------------------------------------------

SELECT
AMOUNT
    Shares sold                                                               $           17,127    $           16,044
    Shares issued in reinvestment of distributions                                            --                    48
    Shares redeemed                                                                       (2,424)               (2,129)
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                        $           14,703    $           13,963
----------------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                            1,138                 1,092
    Shares issued in reinvestment of distributions                                            --                     3
    Shares redeemed                                                                         (166)                 (149)
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                                       972                   946
----------------------------------------------------------------------------------------------------------------------

                                                                            2003
                                                    SEMI - ANNUAL REPORT JUNE 30

                                                                                        SMALL CAP EQUITY FUND
                                                                              ----------------------------------------
                                                                                SIX MONTHS ENDED            YEAR ENDED
                                                                                   JUNE 30, 2003     DECEMBER 31, 2002
CLASS A
AMOUNT
    Shares sold                                                               $            9,048    $           56,894
    Shares issued in reinvestment of distributions                                            --                   424
    Shares redeemed                                                                      (19,589)              (36,553)
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                        $          (10,541)   $           20,765
----------------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                              513                 2,807
    Shares issued in reinvestment of distributions                                            --                    23
    Shares redeemed                                                                       (1,067)               (1,790)
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                                      (554)                1,040
----------------------------------------------------------------------------------------------------------------------

CLASS B
AMOUNT
    Shares sold                                                               $            1,186    $            2,257
    Shares issued in reinvestment of distributions                                            --                   200
    Shares redeemed                                                                       (6,743)              (14,892)
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                        $           (5,557)   $          (12,435)
----------------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                               71                   122
    Shares issued in reinvestment of distributions                                            --                    12
    Shares redeemed                                                                         (412)                 (815)
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                                      (341)                 (681)
----------------------------------------------------------------------------------------------------------------------

SELECT
AMOUNT
    Shares sold                                                               $           52,840    $          179,771
    Shares issued in reinvestment of distributions                                            --                 3,005
    Shares redeemed                                                                      (77,284)             (108,285)
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                        $          (24,444)   $           74,491
----------------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                            2,867                 8,666
    Shares issued in reinvestment of distributions                                            --                   158
    Shares redeemed                                                                       (4,228)               (5,380)
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                                    (1,361)                3,444
----------------------------------------------------------------------------------------------------------------------

                                                                                        SMALL CAP GROWTH FUND
                                                                              ----------------------------------------
                                                                                SIX MONTHS ENDED            YEAR ENDED
                                                                                   JUNE 30, 2003     DECEMBER 31, 2002
CLASS A
AMOUNT
    Shares sold                                                               $              179    $              328
    Shares redeemed                                                                          (18)                 (138)
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                        $              161    $              190
----------------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                               29                    41
    Shares redeemed                                                                           (3)                  (22)
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                                        26                    19
----------------------------------------------------------------------------------------------------------------------

CLASS B
AMOUNT
    Shares sold                                                               $               26    $              137
    Shares redeemed                                                                          (55)                  (34)
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                        $              (29)   $              103
----------------------------------------------------------------------------------------------------------------------

SHARES
    Shares sold                                                                                4                    22
    Shares redeemed                                                                          (10)                   (6)
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                                        (6)                   16
----------------------------------------------------------------------------------------------------------------------

CLASS C
AMOUNT
    Shares sold                                                               $               41    $               27
    Shares redeemed                                                                          (21)                   (5)
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                        $               20    $               22
----------------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                                7                     4
    Shares redeemed                                                                           (4)                   (1)
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                                         3                     3
----------------------------------------------------------------------------------------------------------------------

                                                                            2003
                                                    SEMI - ANNUAL REPORT JUNE 30

                                                                                   SMALL CAP GROWTH FUND (continued)
                                                                              ----------------------------------------
                                                                                SIX MONTHS ENDED            YEAR ENDED
                                                                                   JUNE 30, 2003     DECEMBER 31, 2002
INSTITUTIONAL
AMOUNT
    Shares sold                                                               $               --    $               16
    Shares redeemed                                                                           --^                  (21)
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                        $               --^   $               (5)
----------------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                               --                     2
    Shares redeemed                                                                           --                    (3)
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                                        --                    (1)
----------------------------------------------------------------------------------------------------------------------

SELECT
AMOUNT
    Shares sold                                                               $               --^   $              133
    Shares redeemed                                                                          (61)                   (2)
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                        $              (61)   $              131
----------------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                                1                    15
    Shares redeemed                                                                          (12)                   --
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                                       (11)                   15
----------------------------------------------------------------------------------------------------------------------

^   Amount rounds to less than one thousand.

                                                                                    TRUST SMALL CAP EQUITY FUND
                                                                              ----------------------------------------
                                                                                SIX MONTHS ENDED            YEAR ENDED
                                                                                   JUNE 30, 2003     DECEMBER 31, 2002
SELECT
AMOUNT
    Shares sold                                                               $           27,681    $           62,285
    Shares issued in reinvestment of distributions                                             1                 1,864
    Shares redeemed                                                                      (15,487)              (64,258)
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                        $           12,195    $             (109)
----------------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                              812                 1,634
    Shares issued in reinvestment of distributions                                            --^                   47
    Shares redeemed                                                                         (465)               (1,754)
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                                       347                   (73)
----------------------------------------------------------------------------------------------------------------------

^   Amount rounds to less than one thousand.

                                                                                      U.S. SMALL COMPANY FUND
                                                                              ----------------------------------------
                                                                                SIX MONTHS ENDED            YEAR ENDED
                                                                                   JUNE 30, 2003     DECEMBER 31, 2002
INSTITUTIONAL
AMOUNT
    Shares sold                                                               $           17,932    $          175,305
    Shares issued in reinvestment of distributions                                            --                   641
    Shares redeemed                                                                      (87,657)             (168,386)
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                        $          (69,725)   $            7,560
----------------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                            1,820                14,949
    Shares issued in reinvestment of distributions                                            --                    64
    Shares redeemed                                                                       (9,000)              (14,859)
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                                    (7,180)                  154
----------------------------------------------------------------------------------------------------------------------

SELECT
AMOUNT
    Shares sold                                                               $           15,859    $           95,072
    Shares issued in reinvestment of distributions                                            --                   469
    Shares redeemed                                                                      (48,641)             (124,116)
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                        $          (32,782)   $          (28,575)
----------------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                            1,591                 8,028
    Shares issued in reinvestment of distributions                                            --                    47
    Shares redeemed                                                                       (4,981)              (10,851)
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                                    (3,390)               (2,776)
----------------------------------------------------------------------------------------------------------------------

                                                                            2003
                                                    SEMI - ANNUAL REPORT JUNE 30

                                                                                U.S. SMALL COMPANY OPPORTUNITIES FUND
                                                                              ----------------------------------------
                                                                                SIX MONTHS ENDED            YEAR ENDED
                                                                                   JUNE 30, 2003     DECEMBER 31, 2002
SELECT
AMOUNT
    Shares sold                                                               $            9,423    $           97,467
    Shares redeemed                                                                      (43,116)             (191,181)
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                        $          (33,693)   $          (93,714)
----------------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                            1,327                10,913
    Shares redeemed                                                                       (6,663)              (21,694)
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                                    (5,336)              (10,781)
----------------------------------------------------------------------------------------------------------------------

JPMORGAN FUNDS

FINANCIAL HIGHLIGHTS                                                 (Unaudited)

CLASS A SHARES

                                            PER SHARE OPERATING PERFORMANCE:
                              --------------------------------------------------------------
                                                       INCOME FROM INVESTMENT OPERATIONS:
                                                 -------------------------------------------
                                                                  NET GAINS
                                                               OR LOSSES ON
                                  NET ASSET             NET      SECURITIES
                                     VALUE,      INVESTMENT           (BOTH       TOTAL FROM
                                  BEGINNING          INCOME    REALIZED AND       INVESTMENT
                                  OF PERIOD          (LOSS)     UNREALIZED)       OPERATIONS
DYNAMIC SMALL CAP FUND
1/1/03 Through 6/30/03        $       12.14           (0.07)@          1.60             1.53
Year Ended 12/31/02           $       15.72           (0.18)          (3.40)           (3.58)
11/1/01 Through 12/31/01^     $       14.21           (0.03)           1.54             1.51
Year Ended 10/31/01           $       24.54           (0.24)          (6.71)           (6.95)
Year Ended 10/31/00           $       15.98           (0.22)@          8.78             8.56
Year Ended 10/31/99           $       12.79           (0.15)           3.34             3.19
Year Ended 10/31/98           $       13.85           (0.09)          (0.97)           (1.06)

MID CAP GROWTH FUND
1/1/03 Through 6/30/03        $        3.57           (0.02)@          0.60             0.58
Year Ended 12/31/02           $        5.06           (0.05)@         (1.44)           (1.49)
10/1/01 Through 12/31/01^^    $        4.27           (0.01)           0.80             0.79
Year Ended 9/30/01            $       12.51           (0.02)@         (8.06)           (8.08)
10/29/99* Through 9/30/00     $       10.00           (0.09)           2.60             2.51

MID CAP VALUE FUND
1/1/03 Through 6/30/03        $       14.44            0.03@           1.72             1.75
Year Ended 12/31/02           $       14.10            0.07@           0.31             0.38
10/1/01 Through 12/31/01^^    $       13.43            0.02@           1.48             1.50
4/30/01** Through 9/30/01     $       14.24            0.04@          (0.85)           (0.81)

                                       PER SHARE OPERATING PERFORMANCE:
                                 ------------------------------------------
                                             LESS DISTRIBUTIONS:
                                 ------------------------------------------
                                  DIVIDENDS
                                   FROM NET   DISTRIBUTIONS
                                 INVESTMENT    FROM CAPITAL           TOTAL
                                     INCOME           GAINS   DISTRIBUTIONS
DYNAMIC SMALL CAP FUND
1/1/03 Through 6/30/03                   --              --              --
Year Ended 12/31/02                      --              --              --
11/1/01 Through 12/31/01^                --              --              --
Year Ended 10/31/01                      --            3.38            3.38
Year Ended 10/31/00                      --              --              --
Year Ended 10/31/99                      --              --              --
Year Ended 10/31/98                      --              --              --

MID CAP GROWTH FUND
1/1/03 Through 6/30/03                   --              --              --
Year Ended 12/31/02                      --              --              --
10/1/01 Through 12/31/01^^               --              --              --
Year Ended 9/30/01                       --            0.16            0.16
10/29/99* Through 9/30/00                --              --              --

MID CAP VALUE FUND
1/1/03 Through 6/30/03                   --              --              --
Year Ended 12/31/02                    0.03            0.01            0.04
10/1/01 Through 12/31/01^^             0.08            0.75            0.83
4/30/01** Through 9/30/01                --              --              --

  ^ The Fund changed its fiscal year end from October 31 to December 31.
 ^^ The Fund changed its fiscal year end from September 30 to December 31.
  * Commencement of operations.
 ** Commencement of offering of class of shares.
  @ Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end sales load.
(a) Not annualized for periods less than one year.
  # Short periods have been annualized.
 !! Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                              PER SHARE OPERATING PERFORMANCE:
                              --------------------------------

                                  NET ASSET
                                 VALUE, END              TOTAL
                                  OF PERIOD      RETURN (1)(a)
DYNAMIC SMALL CAP FUND
1/1/03 Through 6/30/03        $       13.67              12.60%
Year Ended 12/31/02           $       12.14             (22.77%)
11/1/01 Through 12/31/01^     $       15.72              10.63%
Year Ended 10/31/01           $       14.21             (30.60%)
Year Ended 10/31/00           $       24.54              53.57%
Year Ended 10/31/99           $       15.98              24.94%
Year Ended 10/31/98           $       12.79              (7.65%)

MID CAP GROWTH FUND
1/1/03 Through 6/30/03        $        4.15              16.25%
Year Ended 12/31/02           $        3.57             (29.45%)
10/1/01 Through 12/31/01^^    $        5.06              18.50%
Year Ended 9/30/01            $        4.27             (65.10%)
10/29/99* Through 9/30/00     $       12.51              25.12%

MID CAP VALUE FUND
1/1/03 Through 6/30/03        $       16.19              12.12%
Year Ended 12/31/02           $       14.44               2.68%
10/1/01 Through 12/31/01^^    $       14.10              11.20%
4/30/01** Through 9/30/01     $       13.43              (5.69%)

                                                                    RATIOS/SUPPLEMENTAL DATA:
                              ---------------------------------------------------------------------------------------------------
                                                                  RATIOS TO AVERAGE NET ASSETS: #
                                             ------------------------------------------------------------------------------------
                                                                                                    NET INVESTMENT
                               NET ASSETS,                     NET                EXPENSES           INCOME (LOSS)
                                    END OF              INVESTMENT        WITHOUT WAIVERS,        WITHOUT WAIVERS,     PORTFOLIO
                                    PERIOD        NET       INCOME          REIMBURSEMENTS          REIMBURSEMENTS      TURNOVER
                                (MILLIONS)   EXPENSES       (LOSS)    AND EARNINGS CREDITS    AND EARNINGS CREDITS      RATE (a)
DYNAMIC SMALL CAP FUND
1/1/03 Through 6/30/03        $         76       1.50%       (1.13%)                  1.89%                 (1.52%)           23%
Year Ended 12/31/02           $         82       1.50%       (1.20%)                  1.82%                 (1.52%)           52%
11/1/01 Through 12/31/01^     $        125       1.50%       (1.21%)                  1.63%                 (1.34%)            8%
Year Ended 10/31/01           $        120       1.50%       (1.13%)                  1.64%                 (1.27%)           57%
Year Ended 10/31/00           $        154       1.50%       (0.99%)                  1.76%                 (1.25%)           87%
Year Ended 10/31/99           $         78       1.49%       (0.95%)                  1.89%                 (1.35%)           92%
Year Ended 10/31/98           $         62       1.50%       (0.91%)                  1.83%                 (1.24%)           68%

MID CAP GROWTH FUND
1/1/03 Through 6/30/03        $         56       1.35%       (1.06%)                  1.72%                 (1.43%)           28%
Year Ended 12/31/02           $         53       1.35%       (1.15%)                  1.62%                 (1.42%)           39%
10/1/01 Through 12/31/01^^    $        101       1.35%       (0.84%)                  1.35%                 (0.84%)          135%
Year Ended 9/30/01            $         94       1.30%       (0.54%)                  1.30%                 (0.54%)          159%
10/29/99* Through 9/30/00     $         33       1.16%       (0.68%)                  1.20%                 (0.72%)          147%

MID CAP VALUE FUND
1/1/03 Through 6/30/03        $         76       1.25%        0.42%                   1.65%                  0.02%            22%
Year Ended 12/31/02           $         26       1.25%        0.50%                   1.70%                  0.05%            51%
10/1/01 Through 12/31/01^^    $          5       1.25%        0.47%                   3.72%!!               (2.00%)           15%
4/30/01** Through 9/30/01     $          2       1.30%        0.71%                  15.30%!!              (13.29%)!!         98%

SEE NOTES TO FINANCIAL STATEMENTS.

                                            PER SHARE OPERATING PERFORMANCE:
                              --------------------------------------------------------------
                                                       INCOME FROM INVESTMENT OPERATIONS:
                                                 -------------------------------------------
                                                                  NET GAINS
                                                               OR LOSSES ON
                                  NET ASSET             NET      SECURITIES
                                     VALUE,      INVESTMENT           (BOTH       TOTAL FROM
                                  BEGINNING          INCOME    REALIZED AND       INVESTMENT
                                  OF PERIOD          (LOSS)     UNREALIZED)       OPERATIONS
SMALL CAP EQUITY FUND
1/1/03 Through 6/30/03        $       17.68           (0.06)@          1.97             1.91
Year Ended 12/31/02           $       21.53           (0.15)@         (3.57)           (3.72)
11/1/01 Through 12/31/01^     $       19.64           (0.03)@          1.92             1.89
Year Ended 10/31/01           $       27.89           (0.10)          (4.26)           (4.36)
Year Ended 10/31/00           $       22.77           (0.20)@          7.97             7.77
Year Ended 10/31/99           $       20.40           (0.13)@          2.67             2.54
Year Ended 10/31/98           $       23.57           (0.11)          (2.42)           (2.53)

SMALL CAP GROWTH FUND
1/1/03 Through 6/30/03        $        5.50           (0.04)@          0.89             0.85
Year Ended 12/31/02           $        9.25           (0.09)@         (3.66)           (3.75)
10/1/01 Through 12/31/01^^    $        6.80           (0.01)           2.46             2.45
4/30/01** Through 9/30/01     $        9.20           (0.05)@         (2.35)           (2.40)

                                       PER SHARE OPERATING PERFORMANCE:
                                 ------------------------------------------
                                             LESS DISTRIBUTIONS:
                                 ------------------------------------------
                                  DIVIDENDS
                                   FROM NET   DISTRIBUTIONS
                                 INVESTMENT    FROM CAPITAL           TOTAL
                                     INCOME           GAINS   DISTRIBUTIONS
SMALL CAP EQUITY FUND
1/1/03 Through 6/30/03                   --              --              --
Year Ended 12/31/02                      --            0.13            0.13
11/1/01 Through 12/31/01^                --              --              --
Year Ended 10/31/01                      --            3.89            3.89
Year Ended 10/31/00                      --            2.65            2.65
Year Ended 10/31/99                      --            0.17            0.17
Year Ended 10/31/98                      --            0.64            0.64

SMALL CAP GROWTH FUND
1/1/03 Through 6/30/03                   --              --              --
Year Ended 12/31/02                      --              --              --
10/1/01 Through 12/31/01^^               --              --              --
4/30/01** Through 9/30/01                --              --              --

  ^ The Fund changed its fiscal year end from October 31 to December 31.
 ^^ The Fund changed its fiscal year end from September 30 to December 31.
 ** Commencement of offering of class of shares.
  @ Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end sales load.
(a) Not annualized for periods less than one year.
  # Short periods have been annualized.
 !! Due to the size of net assets and fixed expenses, ratios may appear disproportionate.
  + Amount rounds to less than one million.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                              PER SHARE OPERATING PERFORMANCE:
                              --------------------------------

                                  NET ASSET
                                 VALUE, END              TOTAL
                                  OF PERIOD      RETURN (1)(a)
SMALL CAP EQUITY FUND
1/1/03 Through 6/30/03        $       19.59              10.80%
Year Ended 12/31/02           $       17.68             (17.30%)
11/1/01 Through 12/31/01^     $       21.53               9.62%
Year Ended 10/31/01           $       19.64             (16.62%)
Year Ended 10/31/00           $       27.89              37.10%
Year Ended 10/31/99           $       22.77              12.49%
Year Ended 10/31/98           $       20.40             (10.93%)

SMALL CAP GROWTH FUND
1/1/03 Through 6/30/03        $        6.35              15.45%
Year Ended 12/31/02           $        5.50             (40.54%)
10/1/01 Through 12/31/01^^    $        9.25              36.03%
4/30/01** Through 9/30/01     $        6.80             (26.09%)

                                                                    RATIOS/SUPPLEMENTAL DATA:
                              ----------------------------------------------------------------------------------------------------
                                                                    RATIOS TO AVERAGE NET ASSETS: #
                                               -----------------------------------------------------------------------------------
                                                                                                      NET INVESTMENT
                                NET ASSETS,                      NET               EXPENSES            INCOME (LOSS)
                                     END OF               INVESTMENT       WITHOUT WAIVERS,         WITHOUT WAIVERS,     PORTFOLIO
                                     PERIOD         NET       INCOME         REIMBURSEMENTS           REIMBURSEMENTS      TURNOVER
                                 (MILLIONS)    EXPENSES       (LOSS)   AND EARNINGS CREDITS     AND EARNINGS CREDITS      RATE (a)
SMALL CAP EQUITY FUND
1/1/03 Through 6/30/03        $          74        1.38%       (0.73%)                 1.59%                   (0.94%)          17%
Year Ended 12/31/02           $          77        1.38%       (0.74%)                 1.40%                   (0.76%)          51%
11/1/01 Through 12/31/01^     $          71        1.38%       (0.81%)                 1.38%                   (0.81%)           6%
Year Ended 10/31/01           $          67        1.39%       (0.80%)                 1.40%                   (0.81%)          47%
Year Ended 10/31/00           $          93        1.44%       (0.77%)                 1.44%                   (0.77%)          75%
Year Ended 10/31/99           $          98        1.40%       (0.59%)                 1.40%                   (0.59%)          92%
Year Ended 10/31/98           $         133        1.38%       (0.43%)                 1.38%                   (0.43%)          74%

SMALL CAP GROWTH FUND
1/1/03 Through 6/30/03        $           1        1.60%       (1.30%)                23.81%!!                (23.51%)!!        71%
Year Ended 12/31/02           $           1        1.60%       (1.39%)                21.25%!!                (21.04%)!!        76%
10/1/01 Through 12/31/01^^    $          --+       1.54%       (1.27%)                12.17%!!                (11.90%)!!        25%
4/30/01** Through 9/30/01     $          --+       1.60%       (1.37%)                11.04%!!                (10.81%)!!        71%

SEE NOTES TO FINANCIAL STATEMENTS.

CLASS B SHARES

                                            PER SHARE OPERATING PERFORMANCE:
                              --------------------------------------------------------------
                                                       INCOME FROM INVESTMENT OPERATIONS:
                                                 -------------------------------------------
                                                                  NET GAINS
                                                               OR LOSSES ON
                                  NET ASSET             NET      SECURITIES
                                     VALUE,      INVESTMENT           (BOTH       TOTAL FROM
                                  BEGINNING          INCOME    REALIZED AND       INVESTMENT
                                  OF PERIOD          (LOSS)     UNREALIZED)       OPERATIONS
DYNAMIC SMALL CAP FUND
1/1/03 Through 6/30/03        $       11.63           (0.10)@          1.53             1.43
Year Ended 12/31/02           $       15.16           (0.27)          (3.26)           (3.53)
11/1/01 Through 12/31/01^     $       13.72           (0.04)           1.48             1.44
Year Ended 10/31/01           $       23.96           (0.23)          (6.63)           (6.86)
Year Ended 10/31/00           $       15.71           (0.40)@          8.65             8.25
Year Ended 10/31/99           $       12.67           (0.27)           3.31             3.04
Year Ended 10/31/98           $       13.81           (0.17)          (0.97)           (1.14)

MID CAP GROWTH FUND
1/1/03 Through 6/30/03        $        3.49           (0.03)@          0.59             0.56
Year Ended 12/31/02           $        4.99           (0.08)@         (1.42)           (1.50)
10/1/01 Through 12/31/01^^    $        4.22           (0.02)           0.79             0.77
Year Ended 9/30/01            $       12.43           (0.07)@         (7.98)           (8.05)
10/29/99* Through 9/30/00     $       10.00           (0.17)           2.60             2.43

MID CAP VALUE FUND
1/1/03 Through 6/30/03        $       14.32           (0.02)@          1.69             1.67
Year Ended 12/31/02           $       14.06           (0.04)@          0.31             0.27
10/1/01 Through 12/31/01^^    $       13.40           (0.01)@          1.47             1.46
4/30/01** Through 9/30/01     $       14.24              --@          (0.84)           (0.84)

                                       PER SHARE OPERATING PERFORMANCE:
                                 ------------------------------------------
                                             LESS DISTRIBUTIONS:
                                 ------------------------------------------
                                  DIVIDENDS
                                   FROM NET   DISTRIBUTIONS
                                 INVESTMENT    FROM CAPITAL           TOTAL
                                     INCOME           GAINS   DISTRIBUTIONS
DYNAMIC SMALL CAP FUND
1/1/03 Through 6/30/03                   --              --              --
Year Ended 12/31/02                      --              --              --
11/1/01 Through 12/31/01^                --              --              --
Year Ended 10/31/01                      --            3.38            3.38
Year Ended 10/31/00                      --              --              --
Year Ended 10/31/99                      --              --              --
Year Ended 10/31/98                      --              --              --

MID CAP GROWTH FUND
1/1/03 Through 6/30/03                   --              --              --
Year Ended 12/31/02                      --              --              --
10/1/01 Through 12/31/01^^               --              --              --
Year Ended 9/30/01                       --            0.16            0.16
10/29/99* Through 9/30/00                --              --              --

MID CAP VALUE FUND
1/1/03 Through 6/30/03                   --              --              --
Year Ended 12/31/02                      --            0.01            0.01
10/1/01 Through 12/31/01^^             0.05            0.75            0.80
4/30/01** Through 9/30/01                --              --              --

  ^ The Fund changed its fiscal year end from October 31 to December 31.
 ^^ The Fund changed its fiscal year end from September 30 to December 31.
  * Commencement of operations.
 ** Commencement of offering of class of shares.
  @ Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any deferred sales load.
(a) Not annualized for periods less than one year.
  # Short periods have been annualized.
 !! Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                       PER SHARE OPERATING PERFORMANCE:
                                -------------------------------------------
                                            NET ASSET
                                           VALUE, END             TOTAL
                                            OF PERIOD     RETURN (1)(a)
DYNAMIC SMALL CAP FUND
1/1/03 Through 6/30/03                  $       13.06             12.30%
Year Ended 12/31/02                     $       11.63            (23.28%)
11/1/01 Through 12/31/01^               $       15.16             10.50%
Year Ended 10/31/01                     $       13.72            (31.02%)
Year Ended 10/31/00                     $       23.96             52.51%
Year Ended 10/31/99                     $       15.71             23.99%
Year Ended 10/31/98                     $       12.67             (8.25%)

MID CAP GROWTH FUND
1/1/03 Through 6/30/03                  $        4.05             16.05%
Year Ended 12/31/02                     $        3.49            (30.06%)
10/1/01 Through 12/31/01^^              $        4.99             18.25%
Year Ended 9/30/01                      $        4.22            (65.30%)
10/29/99* Through 9/30/00               $       12.43             24.31%

MID CAP VALUE FUND
1/1/03 Through 6/30/03                  $       15.99             11.66%
Year Ended 12/31/02                     $       14.32              1.94%
10/1/01 Through 12/31/01^^              $       14.06             10.94%
4/30/01** Through 9/30/01               $       13.40             (5.90%)

                                                           RATIOS/SUPPLEMENTAL DATA:
                              -------------------------------------------------------------------------------
                                                               RATIOS TO AVERAGE NET ASSETS: #
                                                    ---------------------------------------------------------
                                     NET ASSETS,                             NET                EXPENSES
                                          END OF                      INVESTMENT        WITHOUT WAIVERS,
                                          PERIOD           NET            INCOME          REIMBURSEMENTS
                                      (MILLIONS)      EXPENSES            (LOSS)    AND EARNINGS CREDITS
DYNAMIC SMALL CAP FUND
1/1/03 Through 6/30/03             $          50          2.12%           (1.75%)                   2.39%
Year Ended 12/31/02                $          48          2.12%           (1.82%)                   2.32%
11/1/01 Through 12/31/01^          $          72          2.12%           (1.83%)                   2.12%
Year Ended 10/31/01                $          67          2.13%           (1.75%)                   2.14%
Year Ended 10/31/00                $         110          2.20%           (1.69%)                   2.26%
Year Ended 10/31/99                $          66          2.23%           (1.69%)                   2.39%
Year Ended 10/31/98                $          57          2.24%           (1.65%)                   2.33%

MID CAP GROWTH FUND
1/1/03 Through 6/30/03             $           3          2.05%           (1.76%)                   2.35%
Year Ended 12/31/02                $           3          2.05%           (1.85%)                   2.32%
10/1/01 Through 12/31/01^^         $           5          2.05%           (1.53%)                   2.05%
Year Ended 9/30/01                 $           6          2.00%           (1.22%)                   2.00%
10/29/99* Through 9/30/00          $          25          1.86%           (1.38%)                   1.91%

MID CAP VALUE FUND
1/1/03 Through 6/30/03             $          34          2.00%           (0.32%)                   2.28%
Year Ended 12/31/02                $          14          2.00%           (0.27%)                   2.49%
10/1/01 Through 12/31/01^^         $           3          1.99%           (0.27%)                   4.47%!!
4/30/01** Through 9/30/01          $           1          2.03%            0.01%                   16.00%!!

                                                        RATIOS/SUPPLEMENTAL DATA:
                                         ------------------------------------------------------
                                                     RATIOS TO AVERAGE NET ASSETS: #
                                         ------------------------------------------------------
                                                    NET INVESTMENT
                                                      INCOME (LOSS)
                                                   WITHOUT WAIVERS,             PORTFOLIO
                                                     REIMBURSEMENTS              TURNOVER
                                               AND EARNINGS CREDITS              RATE (a)
DYNAMIC SMALL CAP FUND
1/1/03 Through 6/30/03                                       (2.02%)                   23%
Year Ended 12/31/02                                          (2.02%)                   52%
11/1/01 Through 12/31/01^                                    (1.83%)                    8%
Year Ended 10/31/01                                          (1.76%)                   57%
Year Ended 10/31/00                                          (1.75%)                   87%
Year Ended 10/31/99                                          (1.85%)                   92%
Year Ended 10/31/98                                          (1.74%)                   68%

MID CAP GROWTH FUND
1/1/03 Through 6/30/03                                       (2.06%)                   28%
Year Ended 12/31/02                                          (2.12%)                   39%
10/1/01 Through 12/31/01^^                                   (1.53%)                  135%
Year Ended 9/30/01                                           (1.22%)                  159%
10/29/99* Through 9/30/00                                    (1.43%)                  147%

MID CAP VALUE FUND
1/1/03 Through 6/30/03                                       (0.60%)                   22%
Year Ended 12/31/02                                          (0.76%)                   51%
10/1/01 Through 12/31/01^^                                   (2.75%)                   15%
4/30/01** Through 9/30/01                                   (13.96%)!!                 98%

SEE NOTES TO FINANCIAL STATEMENTS.

                                            PER SHARE OPERATING PERFORMANCE:
                              --------------------------------------------------------------
                                                       INCOME FROM INVESTMENT OPERATIONS:
                                                 -------------------------------------------
                                                                  NET GAINS
                                                               OR LOSSES ON
                                  NET ASSET             NET      SECURITIES
                                     VALUE,      INVESTMENT           (BOTH       TOTAL FROM
                                  BEGINNING          INCOME    REALIZED AND       INVESTMENT
                                  OF PERIOD          (LOSS)     UNREALIZED)       OPERATIONS
SMALL CAP EQUITY FUND
1/1/03 Through 6/30/03        $       16.50           (0.12)@          1.85             1.73
Year Ended 12/31/02           $       20.26           (0.29)@         (3.34)           (3.63)
11/1/01 Through 12/31/01^     $       18.50           (0.05)@          1.81             1.76
Year Ended 10/31/01           $       26.73           (0.09)          (4.25)           (4.34)
Year Ended 10/31/00           $       22.06           (0.37)@          7.69             7.32
Year Ended 10/31/99           $       19.91           (0.28)@          2.60             2.32
Year Ended 10/31/98           $       23.19           (0.31)          (2.33)           (2.64)

SMALL CAP GROWTH FUND
1/1/03 Through 6/30/03        $        5.47           (0.06)@          0.88             0.82
Year Ended 12/31/02           $        9.25           (0.14)@         (3.64)           (3.78)
10/1/01 Through 12/31/01^^    $        6.80           (0.02)           2.47             2.45
4/30/01** Through 9/30/01     $        9.20           (0.08)@         (2.32)           (2.40)

                                       PER SHARE OPERATING PERFORMANCE:
                                 ------------------------------------------
                                             LESS DISTRIBUTIONS:
                                 ------------------------------------------
                                  DIVIDENDS
                                   FROM NET   DISTRIBUTIONS
                                 INVESTMENT    FROM CAPITAL           TOTAL
                                     INCOME           GAINS   DISTRIBUTIONS
SMALL CAP EQUITY FUND
1/1/03 Through 6/30/03                   --              --              --
Year Ended 12/31/02                      --            0.13            0.13
11/1/01 Through 12/31/01^                --              --              --
Year Ended 10/31/01                      --            3.89            3.89
Year Ended 10/31/00                      --            2.65            2.65
Year Ended 10/31/99                      --            0.17            0.17
Year Ended 10/31/98                      --            0.64            0.64

SMALL CAP GROWTH FUND
1/1/03 Through 6/30/03                   --              --              --
Year Ended 12/31/02                      --              --              --
10/1/01 Through 12/31/01^^               --              --              --
4/30/01** Through 9/30/01                --              --              --

  ^ The Fund changed its fiscal year end from October 31 to December 31.
 ^^ The Fund changed its fiscal year end from September 30 to December 31.
 ** Commencement of offering of class of shares.
  @ Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any deferred sales load.
(a) Not annualized for periods less than one year.
  # Short periods have been annualized.
 !! Due to the size of net assets and fixed expenses, ratios may appear disproportionate.
  + Amount rounds to less than one million.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                          PER SHARE OPERATING PERFORMANCE:
                                  -----------------------------------------------
                                        NET ASSET
                                       VALUE, END                    TOTAL
                                        OF PERIOD            RETURN (1)(a)
SMALL CAP EQUITY FUND
1/1/03 Through 6/30/03              $       18.23                    10.48%
Year Ended 12/31/02                 $       16.50                   (17.94%)
11/1/01 Through 12/31/01^           $       20.26                     9.51%
Year Ended 10/31/01                 $       18.50                   (17.37%)
Year Ended 10/31/00                 $       26.73                    36.17%
Year Ended 10/31/99                 $       22.06                    11.69%
Year Ended 10/31/98                 $       19.91                   (11.60%)

SMALL CAP GROWTH FUND
1/1/03 Through 6/30/03              $        6.29                    14.99%
Year Ended 12/31/02                 $        5.47                   (40.86%)
10/1/01 Through 12/31/01^^          $        9.25                    36.03%
4/30/01** Through 9/30/01           $        6.80                   (26.09%)

                                                                   RATIOS/SUPPLEMENTAL DATA:
                                     -----------------------------------------------------------------------------
                                                                       RATIOS TO AVERAGE NET ASSETS: #
                                                          --------------------------------------------------------
                                           NET ASSETS,                             NET                 EXPENSES
                                                END OF                      INVESTMENT         WITHOUT WAIVERS,
                                                PERIOD            NET           INCOME           REIMBURSEMENTS
                                            (MILLIONS)       EXPENSES           (LOSS)     AND EARNINGS CREDITS
SMALL CAP EQUITY FUND
1/1/03 Through 6/30/03                   $          19           2.12%           (1.47%)                   2.23%
Year Ended 12/31/02                      $          23           2.12%           (1.50%)                   2.16%
11/1/01 Through 12/31/01^                $          42           2.12%           (1.55%)                   2.12%
Year Ended 10/31/01                      $          39           2.13%           (1.54%)                   2.14%
Year Ended 10/31/00                      $          57           2.17%           (1.50%)                   2.17%
Year Ended 10/31/99                      $          57           2.12%           (1.31%)                   2.12%
Year Ended 10/31/98                      $          80           2.10%           (1.15%)                   2.10%

SMALL CAP GROWTH FUND
1/1/03 Through 6/30/03                   $          --+          2.35%           (2.05%)                  24.15%!!
Year Ended 12/31/02                      $          --+          2.35%           (2.14%)                  21.81%!!
10/1/01 Through 12/31/01^^               $          --+          2.35%           (2.09%)                  12.97%!!
4/30/01** Through 9/30/01                $          --+          2.38%           (2.11%)                  12.16%!!

                                                         RATIOS/SUPPLEMENTAL DATA:
                                            ------------------------------------------------
                                                      RATIOS TO AVERAGE NET ASSETS: #
                                            ------------------------------------------------
                                                      NET INVESTMENT
                                                        INCOME (LOSS)
                                                     WITHOUT WAIVERS,        PORTFOLIO
                                                       REIMBURSEMENTS         TURNOVER
                                                 AND EARNINGS CREDITS         RATE (a)
SMALL CAP EQUITY FUND
1/1/03 Through 6/30/03                                         (1.58%)              17%
Year Ended 12/31/02                                            (1.54%)              51%
11/1/01 Through 12/31/01^                                      (1.55%)               6%
Year Ended 10/31/01                                            (1.55%)              47%
Year Ended 10/31/00                                            (1.50%)              75%
Year Ended 10/31/99                                            (1.31%)              92%
Year Ended 10/31/98                                            (1.15%)              74%

SMALL CAP GROWTH FUND
1/1/03 Through 6/30/03                                        (23.85%)!!            71%
Year Ended 12/31/02                                           (21.60%)!!            76%
10/1/01 Through 12/31/01^^                                    (12.71%)!!            25%
4/30/01** Through 9/30/01                                     (11.89%)!!            71%

SEE NOTES TO FINANCIAL STATEMENTS.

CLASS C SHARES

                                            PER SHARE OPERATING PERFORMANCE:
                              --------------------------------------------------------------
                                                       INCOME FROM INVESTMENT OPERATIONS:
                                                 -------------------------------------------
                                                                  NET GAINS
                                                               OR LOSSES ON
                                  NET ASSET             NET      SECURITIES
                                     VALUE,      INVESTMENT           (BOTH       TOTAL FROM
                                  BEGINNING          INCOME    REALIZED AND       INVESTMENT
                                  OF PERIOD          (LOSS)     UNREALIZED)       OPERATIONS
DYNAMIC SMALL CAP FUND
1/1/03 Through 6/30/03        $       11.61           (0.10)@          1.53             1.43
Year Ended 12/31/02           $       15.13           (0.21)          (3.31)           (3.52)
11/1/01 Through 12/31/01 ^    $       13.70           (0.04)           1.47             1.43
Year Ended 10/31/01           $       23.93           (0.23)          (6.62)           (6.85)
Year Ended 10/31/00           $       15.69           (0.35)@          8.59             8.24
Year Ended 10/31/99           $       12.66           (0.26)           3.29             3.03
1/7/98** Through 10/31/98     $       13.17           (0.08)          (0.43)           (0.51)

MID CAP VALUE FUND
1/1/03 Through 6/30/03        $       14.35           (0.03)@          1.71             1.68
Year Ended 12/31/02           $       14.09           (0.04)@          0.31             0.27
10/1/01 Through 12/31/01^^    $       13.41           (0.01)@          1.48             1.47
4/30/01** Through 9/30/01     $       14.24              --@          (0.83)           (0.83)

SMALL CAP GROWTH FUND
1/1/03 Through 6/30/03        $        5.46           (0.06)@          0.87             0.81
Year Ended 12/31/02           $        9.23           (0.14)@         (3.63)           (3.77)
10/1/01 Through 12/31/01^^    $        6.79           (0.01)           2.45             2.44
4/30/01** Through 9/30/01     $        9.20           (0.08)@         (2.33)           (2.41)

                                       PER SHARE OPERATING PERFORMANCE:
                                 ------------------------------------------
                                             LESS DISTRIBUTIONS:
                                 ------------------------------------------
                                  DIVIDENDS
                                   FROM NET   DISTRIBUTIONS
                                 INVESTMENT    FROM CAPITAL           TOTAL
                                     INCOME           GAINS   DISTRIBUTIONS
DYNAMIC SMALL CAP FUND
1/1/03 Through 6/30/03                   --              --              --
Year Ended 12/31/02                      --              --              --
11/1/01 Through 12/31/01 ^               --              --              --
Year Ended 10/31/01                      --            3.38            3.38
Year Ended 10/31/00                      --              --              --
Year Ended 10/31/99                      --              --              --
1/7/98** Through 10/31/98                --              --              --

MID CAP VALUE FUND
1/1/03 Through 6/30/03                   --              --              --
Year Ended 12/31/02                      --            0.01            0.01
10/1/01 Through 12/31/01^^             0.04            0.75            0.79
4/30/01** Through 9/30/01                --              --              --

SMALL CAP GROWTH FUND
1/1/03 Through 6/30/03                   --              --              --
Year Ended 12/31/02                      --              --              --
10/1/01 Through 12/31/01^^               --              --              --
4/30/01** Through 9/30/01                --              --              --

  ^ The Fund changed its fiscal year end from October 31 to December 31.
 ^^ The Fund changed its fiscal year end from September 30 to December 31.
 ** Commencement of offering of class of shares..
  @ Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any deferred sales load.
(a) Not annualized for periods less than one year.
  # Short periods have been annualized.
 !! Due to the size of net assets and fixed expenses, ratios may appear disproportionate.
  + Amounts round to less than one million.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                           PER SHARE OPERATING PERFORMANCE:
                                    ---------------------------------------------

                                           NET ASSET
                                          VALUE, END                    TOTAL
                                           OF PERIOD            RETURN (1)(a)
DYNAMIC SMALL CAP FUND
1/1/03 Through 6/30/03                 $       13.04                    12.32%
Year Ended 12/31/02                    $       11.61                   (23.26%)
11/1/01 Through 12/31/01 ^             $       15.13                    10.44%
Year Ended 10/31/01                    $       13.70                   (31.02%)
Year Ended 10/31/00                    $       23.93                    52.52%
Year Ended 10/31/99                    $       15.69                    23.93%
1/7/98** Through 10/31/98              $       12.66                    (3.87%)

MID CAP VALUE FUND
1/1/03 Through 6/30/03                 $       16.03                    11.71%
Year Ended 12/31/02                    $       14.35                     1.94%
10/1/01 Through 12/31/01^^             $       14.09                    11.05%
4/30/01** Through 9/30/01              $       13.41                    (5.83%)

SMALL CAP GROWTH FUND
1/1/03 Through 6/30/03                 $        6.27                    14.84%
Year Ended 12/31/02                    $        5.46                   (40.85%)
10/1/01 Through 12/31/01^^             $        9.23                    35.94%
4/30/01** Through 9/30/01              $        6.79                   (26.20%)

                                                           RATIOS/SUPPLEMENTAL DATA:
                              ------------------------------------------------------------------------------------
                                                                    RATIOS TO AVERAGE NET ASSETS: #
                                                      ------------------------------------------------------------
                                    NET ASSETS,                                  NET                 EXPENSES
                                         END OF                           INVESTMENT         WITHOUT WAIVERS,
                                         PERIOD                  NET          INCOME           REIMBURSEMENTS
                                     (MILLIONS)             EXPENSES          (LOSS)     AND EARNINGS CREDITS
DYNAMIC SMALL CAP FUND
1/1/03 Through 6/30/03            $          13                 2.12%          (1.75%)                   2.39%
Year Ended 12/31/02               $          10                 2.12%          (1.82%)                   2.32%
11/1/01 Through 12/31/01 ^        $          11                 2.12%          (1.83%)                   2.12%
Year Ended 10/31/01               $          10                 2.13%          (1.76%)                   2.14%
Year Ended 10/31/00               $          14                 2.20%          (1.69%)                   2.26%
Year Ended 10/31/99               $           6                 2.23%          (1.69%)                   2.39%
1/7/98** Through 10/31/98         $           5                 2.24%          (1.55%)                   2.29%

MID CAP VALUE FUND
1/1/03 Through 6/30/03            $          32                 2.00%          (0.34%)                   2.28%
Year Ended 12/31/02               $           9                 2.00%          (0.28%)                   2.51%
10/1/01 Through 12/31/01^^        $           3                 1.99%          (0.30%)                   4.48%!!
4/30/01** Through 9/30/01         $           2                 2.04%           0.03%                   15.95%!!

SMALL CAP GROWTH FUND
1/1/03 Through 6/30/03            $          --+                2.35%          (2.05%)                  24.45%!!
Year Ended 12/31/02               $          --+                2.35%          (2.14%)                  20.89%!!
10/1/01 Through 12/31/01^^        $          --+                2.35%          (2.11%)                  12.97%!!
4/30/01** Through 9/30/01         $          --+                2.35%          (2.11%)                  10.97%!!

                                                        RATIOS/SUPPLEMENTAL DATA:
                                           --------------------------------------------------
                                                     RATIOS TO AVERAGE NET ASSETS: #
                                           --------------------------------------------------
                                                      NET INVESTMENT
                                                       INCOME (LOSS)
                                                    WITHOUT WAIVERS,        PORTFOLIO
                                                      REIMBURSEMENTS         TURNOVER
                                                AND EARNINGS CREDITS         RATE (a)
DYNAMIC SMALL CAP FUND
1/1/03 Through 6/30/03                                         (2.02%)             23%
Year Ended 12/31/02                                            (2.02%)             52%
11/1/01 Through 12/31/01 ^                                     (1.83%)              8%
Year Ended 10/31/01                                            (1.77%)             57%
Year Ended 10/31/00                                            (1.75%)             87%
Year Ended 10/31/99                                            (1.85%)             92%
1/7/98** Through 10/31/98                                      (1.60%)             68%

MID CAP VALUE FUND
1/1/03 Through 6/30/03                                         (0.62%)             22%
Year Ended 12/31/02                                            (0.79%)             51%
10/1/01 Through 12/31/01^^                                     (2.79%)             15%
4/30/01** Through 9/30/01                                     (13.88%)!!           98%

SMALL CAP GROWTH FUND
1/1/03 Through 6/30/03                                        (24.15%)!!           71%
Year Ended 12/31/02                                           (20.68%)!!           76%
10/1/01 Through 12/31/01^^                                    (12.73%)!!           25%
4/30/01** Through 9/30/01                                     (10.73%)!!           71%

SEE NOTES TO FINANCIAL STATEMENTS.

INSTITUTIONAL SHARES

                                            PER SHARE OPERATING PERFORMANCE:
                              --------------------------------------------------------------
                                                       INCOME FROM INVESTMENT OPERATIONS:
                                                 -------------------------------------------
                                                                  NET GAINS
                                                               OR LOSSES ON
                                  NET ASSET             NET      SECURITIES
                                     VALUE,      INVESTMENT           (BOTH       TOTAL FROM
                                  BEGINNING          INCOME    REALIZED AND       INVESTMENT
                                  OF PERIOD          (LOSS)     UNREALIZED)       OPERATIONS
MID CAP VALUE FUND
1/1/03 Through 6/30/03        $       14.52            0.07@           1.73             1.80
Year Ended 12/31/02           $       14.14            0.15@           0.30             0.45
10/1/01 Through 12/31/01^^    $       13.47            0.03@           1.48             1.51
Year Ended 9/30/01            $       13.06            0.15@           1.28             1.43
Year Ended 9/30/00            $       13.56            0.11            2.59             2.70
Year Ended 9/30/99            $       10.62            0.02            3.20             3.22
11/13/97* Through 9/30/98     $       10.00            0.11            0.54             0.65

SMALL CAP GROWTH FUND
1/1/03 Through 6/30/03        $        5.59           (0.02)@          0.91             0.89
Year Ended 12/31/02           $        9.32           (0.04)@         (3.69)           (3.73)
10/1/01 Through 12/31/01^^    $        6.83              --            2.49             2.49
Year Ended 9/30/01            $       15.12           (0.07)@         (6.07)           (6.14)
Year Ended 9/30/00            $       13.45           (0.08)           4.34             4.26
Year Ended 9/30/99            $        9.47            0.08            4.28             4.36
11/14/97* Through 9/30/98     $       10.00            0.08           (0.59)           (0.51)

U.S. SMALL COMPANY FUND
1/1/03 Through 6/30/03        $        9.95            0.03@           1.23             1.26
Year Ended 12/31/02           $       12.57            0.05           (2.61)           (2.56)
6/1/01 Through 12/31/01^      $       13.34            0.05@          (0.78)           (0.73)
Year Ended 5/31/01            $       15.11            0.08            0.03             0.11
Year Ended 5/31/00            $       11.98            0.04            3.10             3.14
Year Ended 5/31/99            $       15.30            0.08           (1.83)           (1.75)
Year Ended 5/31/98            $       14.09            0.09            3.04             3.13

                                       PER SHARE OPERATING PERFORMANCE:
                                 ------------------------------------------
                                             LESS DISTRIBUTIONS:
                                 ------------------------------------------
                                  DIVIDENDS
                                   FROM NET   DISTRIBUTIONS
                                 INVESTMENT    FROM CAPITAL           TOTAL
                                     INCOME           GAINS   DISTRIBUTIONS
MID CAP VALUE FUND
1/1/03 Through 6/30/03                   --              --              --
Year Ended 12/31/02                    0.06            0.01            0.07
10/1/01 Through 12/31/01^^             0.09            0.75            0.84
Year Ended 9/30/01                     0.15            0.87            1.02
Year Ended 9/30/00                     0.09            3.11            3.20
Year Ended 9/30/99                     0.10            0.18            0.28
11/13/97* Through 9/30/98              0.03              --            0.03

SMALL CAP GROWTH FUND
1/1/03 Through 6/30/03                   --              --              --
Year Ended 12/31/02                      --              --              --
10/1/01 Through 12/31/01^^               --              --              --
Year Ended 9/30/01                       --            2.15            2.15
Year Ended 9/30/00                     0.04            2.55            2.59
Year Ended 9/30/99                     0.09            0.29            0.38
11/14/97* Through 9/30/98              0.02              --            0.02

U.S. SMALL COMPANY FUND
1/1/03 Through 6/30/03                   --              --              --
Year Ended 12/31/02                    0.06              --            0.06
6/1/01 Through 12/31/01^               0.04              --            0.04
Year Ended 5/31/01                     0.09            1.79            1.88
Year Ended 5/31/00                     0.01              --            0.01
Year Ended 5/31/99                     0.08            1.49            1.57
Year Ended 5/31/98                     0.08            1.84            1.92

 ^^ The Fund changed its fiscal year end from September 30 to December 31.
  ^ The fund changed its fiscal year end from May 31 to December 31.
  * Commencement of operations.
  @ Calculated based upon average shares outstanding.
(a) Not annualized for periods less than one year.
  # Short periods have been annualized.
 !! Due to the size of net assets and fixed expenses, ratios may appear disproportionate.
  ~ Prior to September 10, 2001, USSCF invested all of its investable assets in The U.S. Small Company Portfolio ("USSCP"). The portfolio turnover rate disclosed prior to September 10, 2001 is the turnover rate of USSCP.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                       PER SHARE OPERATING PERFORMANCE:
                              ---------------------------------------------
                                         NET ASSET
                                        VALUE, END           TOTAL
                                         OF PERIOD      RETURN (a)
MID CAP VALUE FUND
1/1/03 Through 6/30/03               $       16.32           12.40%
Year Ended 12/31/02                  $       14.52            3.23%
10/1/01 Through 12/31/01^^           $       14.14           11.30%
Year Ended 9/30/01                   $       13.47           11.19%
Year Ended 9/30/00                   $       13.06           23.76%
Year Ended 9/30/99                   $       13.56           30.41%
11/13/97* Through 9/30/98            $       10.62            6.50%

SMALL CAP GROWTH FUND
1/1/03 Through 6/30/03               $        6.48           15.92%
Year Ended 12/31/02                  $        5.59          (40.02%)
10/1/01 Through 12/31/01^^           $        9.32           36.46%
Year Ended 9/30/01                   $        6.83          (45.44%)
Year Ended 9/30/00                   $       15.12           36.33%
Year Ended 9/30/99                   $       13.45           46.61%
11/14/97* Through 9/30/98            $        9.47           (5.15%)

U.S. SMALL COMPANY FUND
1/1/03 Through 6/30/03               $       11.21           12.66%
Year Ended 12/31/02                  $        9.95          (20.36%)
6/1/01 Through 12/31/01^             $       12.57           (5.50%)
Year Ended 5/31/01                   $       13.34            0.94%
Year Ended 5/31/00                   $       15.11           26.23%
Year Ended 5/31/99                   $       11.98          (10.79%)
Year Ended 5/31/98                   $       15.30           23.55%

                                                                   RATIOS/SUPPLEMENTAL DATA:
                              -------------------------------------------------------------------------------------------------
                                                                            RATIOS TO AVERAGE NET ASSETS: #
                                                              -----------------------------------------------------------------
                                             NET ASSETS,                               NET                 EXPENSES
                                                  END OF                        INVESTMENT         WITHOUT WAIVERS,
                                                  PERIOD              NET           INCOME           REIMBURSEMENTS
                                              (MILLIONS)         EXPENSES           (LOSS)     AND EARNINGS CREDITS
MID CAP VALUE FUND
1/1/03 Through 6/30/03                     $         140             0.75%            0.94%                    1.07%
Year Ended 12/31/02                        $          59             0.75%            1.01%                    1.22%
10/1/01 Through 12/31/01^^                 $           4             0.75%            0.94%                    3.30%!!
Year Ended 9/30/01                         $           4             0.75%            1.07%                    3.25%!!
Year Ended 9/30/00                         $           5             0.97%            0.84%                    4.24%!!
Year Ended 9/30/99                         $           4             1.25%            0.06%                    5.11%!!
11/13/97* Through 9/30/98                  $           3             1.25%            0.73%                    7.72%!!

SMALL CAP GROWTH FUND
1/1/03 Through 6/30/03                     $           1             0.85%           (0.56%)                  15.65%!!
Year Ended 12/31/02                        $           1             0.85%           (0.64%)                   8.07%!!
10/1/01 Through 12/31/01^^                 $           2             0.85%           (0.62%)                   6.66%!!
Year Ended 9/30/01                         $           2             0.85%           (0.53%)                   5.82%!!
Year Ended 9/30/00                         $           4             1.05%           (0.61%)                   5.47%!!
Year Ended 9/30/99                         $           2             1.35%           (0.68%)                  10.19%!!
11/14/97* Through 9/30/98                  $           1             1.35%           (0.30%)                  13.84%!!

U.S. SMALL COMPANY FUND
1/1/03 Through 6/30/03                     $         186             0.83%            0.54%                    0.94%
Year Ended 12/31/02                        $         214             0.83%            0.41%                    0.93%
6/1/01 Through 12/31/01^                   $         269             0.82%            0.57%                    0.86%
Year Ended 5/31/01                         $         410             0.82%            0.54%                    0.82%
Year Ended 5/31/00                         $         358             0.80%            0.26%                    0.82%
Year Ended 5/31/99                         $         345             0.80%            0.55%                    0.85%
Year Ended 5/31/98                         $         420             0.80%            0.55%                    0.85%

                                                        RATIOS/SUPPLEMENTAL DATA:
                                           --------------------------------------------------------
                                                     RATIOS TO AVERAGE NET ASSETS: #
                                           --------------------------------------------------------
                                                      NET INVESTMENT
                                                        INCOME (LOSS)
                                                     WITHOUT WAIVERS,        PORTFOLIO
                                                       REIMBURSEMENTS         TURNOVER
                                                 AND EARNINGS CREDITS       RATE ~ (a)
MID CAP VALUE FUND
1/1/03 Through 6/30/03                                          0.62%               22%
Year Ended 12/31/02                                             0.54%               51%
10/1/01 Through 12/31/01^^                                     (1.61%)              15%
Year Ended 9/30/01                                             (1.43%)              98%
Year Ended 9/30/00                                             (2.43%)              99%
Year Ended 9/30/99                                             (3.80%)!!           109%
11/13/97* Through 9/30/98                                      (5.74%)!!            73%

SMALL CAP GROWTH FUND
1/1/03 Through 6/30/03                                        (15.36%)!!            71%
Year Ended 12/31/02                                            (7.86%)!!            76%
10/1/01 Through 12/31/01^^                                     (6.43%)!!            25%
Year Ended 9/30/01                                             (5.50%)!!            71%
Year Ended 9/30/00                                             (5.03%)!!            88%
Year Ended 9/30/99                                             (9.52%)!!            71%
11/14/97* Through 9/30/98                                     (12.79%)!!            35%

U.S. SMALL COMPANY FUND
1/1/03 Through 6/30/03                                          0.43%               33%
Year Ended 12/31/02                                             0.31%               90%
6/1/01 Through 12/31/01^                                        0.53%               48%
Year Ended 5/31/01                                              0.54%              110%
Year Ended 5/31/00                                              0.24%              104%
Year Ended 5/31/99                                              0.50%              104%
Year Ended 5/31/98                                              0.50%               96%

SEE NOTES TO FINANCIAL STATEMENTS.

SELECT SHARES

                                                                  PER SHARE OPERATING PERFORMANCE:
                             ------------------------------------------------------------------------------------------------------
                                              INCOME FROM INVESTMENT OPERATIONS:                     LESS DISTRIBUTIONS:
                                          ------------------------------------------  ---------------------------------------------
                                                            NET GAINS
                                                         OR LOSSES ON
                               NET ASSET          NET      SECURITIES                   DIVIDENDS
                                  VALUE,   INVESTMENT           (BOTH    TOTAL FROM      FROM NET   DISTRIBUTIONS
                               BEGINNING       INCOME    REALIZED AND    INVESTMENT    INVESTMENT    FROM CAPITAL           TOTAL
                               OF PERIOD       (LOSS)     UNREALIZED)    OPERATIONS        INCOME           GAINS   DISTRIBUTIONS
DYNAMIC SMALL CAP FUND
1/1/03 Through 6/30/03         $   12.32        (0.04)@          1.62          1.58            --              --              --
Year Ended 12/31/02            $   15.89        (0.08)          (3.49)        (3.57)           --              --              --
11/1/01 Through 12/31/01^      $   14.37        (0.02)           1.54          1.52            --              --              --
Year Ended 10/31/01            $   24.65        (0.21)          (6.69)        (6.90)           --            3.38            3.38
Year Ended 10/31/00            $   15.98        (0.13)@          8.80          8.67            --              --              --
4/15/99** Through 10/31/99     $   14.11        (0.05)           1.92          1.87            --              --              --

MID CAP EQUITY FUND^^
1/1/03 Through 6/30/03         $   24.39         0.06            3.26          3.32          0.06              --            0.06
Year Ended 12/31/02            $   29.51         0.13           (4.07)        (3.94)         0.13            1.05            1.18
11/1/01 Through 12/31/01^      $   26.17         0.02            3.43          3.45          0.02            0.09            0.11
Year Ended 10/31/01            $   37.85         0.12           (5.30)        (5.18)         0.12            6.38            6.50
Year Ended 10/31/00            $   37.55         0.17            9.34          9.51          0.20            9.01            9.21
Year Ended 10/31/99            $   29.63         0.15            8.52          8.67          0.14            0.61            0.75
Year Ended 10/31/98            $   32.39         0.14           (0.42)        (0.28)         0.13            2.35            2.48

MID CAP VALUE FUND
1/1/03 Through 6/30/03         $   14.48         0.05@           1.73          1.78            --              --              --
Year Ended 12/31/02            $   14.14         0.14@           0.27          0.41          0.06            0.01            0.07
10/31/01** Through 12/31/01^   $   13.48         0.01@           1.49          1.50          0.09            0.75            0.84

  ^ The Fund changed its fiscal year end from October 31 to December 31.
 ^^ On November 20, 1998, the fund underwent a split of shares. Prior periods have been restated to reflect the split.
 ** Commencement of offering of class of shares..
  @ Calculated based upon average shares outstanding.
(a) Not annualized for periods less than one year.
  # Short periods have been annualized.
 !! Due to the size of net assets and fixed expenses, ratios may appear disproportionate.
  + Amounts round to less than one million.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                               PER SHARE OPERATING PERFORMANCE:
                                            ------------------------------------
                                                   NET ASSET
                                                  VALUE, END          TOTAL
                                                   OF PERIOD     RETURN (a)
DYNAMIC SMALL CAP FUND
1/1/03 Through 6/30/03                          $      13.90          12.82%
Year Ended 12/31/02                             $      12.32         (22.47%)
11/1/01 Through 12/31/01^                       $      15.89          10.58%
Year Ended 10/31/01                             $      14.37         (30.20%)
Year Ended 10/31/00                             $      24.65          54.26%
4/15/99** Through 10/31/99                      $      15.98          13.25%

MID CAP EQUITY FUND^^
1/1/03 Through 6/30/03                          $      27.65          13.65%
Year Ended 12/31/02                             $      24.39         (13.39%)
11/1/01 Through 12/31/01^                       $      29.51          13.20%
Year Ended 10/31/01                             $      26.17         (15.27%)
Year Ended 10/31/00                             $      37.85          30.94%
Year Ended 10/31/99                             $      37.55          29.65%
Year Ended 10/31/98                             $      29.63          (0.70%)

MID CAP VALUE FUND
1/1/03 Through 6/30/03                          $      16.26          12.29%
Year Ended 12/31/02                             $      14.48           2.90%
10/31/01** Through 12/31/01^                    $      14.14          11.18%

                                                                       RATIOS/SUPPLEMENTAL DATA:
                             -------------------------------------------------------------------------------------------------------
                                                                             RATIOS TO AVERAGE NET ASSETS: #
                                           -----------------------------------------------------------------------------------------
                                                                                                      NET INVESTMENT
                               NET ASSETS,              NET ASSETS,                 EXPENSES           INCOME (LOSS)
                                    END OF               INVESTMENT         WITHOUT WAIVERS,        WITHOUT WAIVERS,     PORTFOLIO
                                    PERIOD        NET        INCOME           REIMBURSEMENTS          REIMBURSEMENTS      TURNOVER
                                (MILLIONS)   EXPENSES        (LOSS)     AND EARNINGS CREDITS    AND EARNINGS CREDITS      RATE (a)
DYNAMIC SMALL CAP FUND
1/1/03 Through 6/30/03         $        11       1.10%        (0.73%)                   1.25%                  (0.88%)          23%
Year Ended 12/31/02            $        12       1.10%        (0.79%)                   1.22%                  (0.91%)          52%
11/1/01 Through 12/31/01^      $         8       1.10%        (0.82%)                  10.33%!!               (10.05%)!!         8%
Year Ended 10/31/01            $        --+      1.12%        (0.76%)                  12.21%!!               (11.86%)!!        57%
Year Ended 10/31/00            $        --+      1.10%        (0.59%)                  15.48%!!               (14.97%)!!        87%
4/15/99** Through 10/31/99     $        --+      1.91%        (0.96%)                  34.70%!!               (33.75%)!!        92%

MID CAP EQUITY FUND^^
1/1/03 Through 6/30/03         $       159       0.90%         0.52%                    1.16%                   0.26%           39%
Year Ended 12/31/02            $       139       0.77%         0.51%                    1.14%                   0.14%           84%
11/1/01 Through 12/31/01^      $       155       0.60%         0.38%                    1.15%                  (0.17%)           2%
Year Ended 10/31/01            $       133       0.55%         0.38%                    1.15%                  (0.22%)          55%
Year Ended 10/31/00            $       164       0.41%         0.52%                    1.14%                  (0.21%)          84%
Year Ended 10/31/99            $       129       0.07%         0.44%                    0.93%                  (0.42%)         101%
Year Ended 10/31/98            $       112       0.08%         0.43%                    0.94%                  (0.43%)          67%

MID CAP VALUE FUND
1/1/03 Through 6/30/03         $        31       1.00%         0.69%                    1.28%                   0.41%           22%
Year Ended 12/31/02            $        14       1.00%         0.96%                    1.71%                   0.25%           51%
10/31/01** Through 12/31/01^   $        --+      0.99%         0.58%                    3.68%!!                (2.11%)          15%

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN FUNDS

                                                                     PER SHARE OPERATING PERFORMANCE:
                             -------------------------------------------------------------------------------------------------------
                                              INCOME FROM INVESTMENT OPERATIONS:                   LESS DISTRIBUTIONS:
                                          ------------------------------------------  ----------------------------------------------
                                                            NET GAINS
                                                         OR LOSSES ON
                               NET ASSET          NET      SECURITIES                   DIVIDENDS
                                  VALUE,   INVESTMENT           (BOTH    TOTAL FROM      FROM NET   DISTRIBUTIONS
                               BEGINNING       INCOME    REALIZED AND    INVESTMENT    INVESTMENT    FROM CAPITAL           TOTAL
                               OF PERIOD       (LOSS)     UNREALIZED)    OPERATIONS        INCOME           GAINS   DISTRIBUTIONS
SMALL CAP EQUITY FUND
1/1/03 Through 6/30/03         $   18.37        (0.02)@          2.06          2.04            --              --              --
Year Ended 12/31/02            $   22.25        (0.04)@         (3.71)        (3.75)           --            0.13            0.13
11/1/01 Through 12/31/01^      $   20.27        (0.01)@          1.99          1.98            --              --              --
Year Ended 10/31/01            $   28.52        (0.10)          (4.26)        (4.36)           --            3.89            3.89
Year Ended 10/31/00            $   23.10        (0.05)@          8.12          8.07            --            2.65            2.65
Year Ended 10/31/99            $   20.59        (0.02)@          2.70          2.68            --            0.17            0.17
Year Ended 10/31/98            $   23.71        (0.02)          (2.46)        (2.48)           --            0.64            0.64

SMALL CAP GROWTH FUND
1/1/03 Through 6/30/03         $    5.56        (0.02)@          0.90          0.88            --              --              --
Year Ended 12/31/02            $    9.30        (0.06)@         (3.68)        (3.74)           --              --              --
10/31/01** Through 12/31/01    $    7.77        (0.01)           1.54          1.53            --              --              --

TRUST SMALL CAP EQUITY FUND
1/1/03 Through 6/30/03         $   33.35         0.01            3.52          3.53          0.01              --            0.01
Year Ended 12/31/02            $   40.46         0.04           (6.86)        (6.82)         0.03            0.26            0.29
11/1/01 Through 12/31/01^      $   36.65         0.01            3.81          3.82          0.01              --            0.01
Year Ended 10/31/01            $   51.12         0.10           (7.61)        (7.51)         0.14            6.82            6.96
Year Ended 10/31/00            $   47.66         0.08           12.44         12.52          0.08            8.98            9.06
Year Ended 10/31/99            $   52.73         0.64           (2.50)        (1.86)         0.64            2.57            3.21
Year Ended 10/31/98            $   60.54         0.74           (5.72)        (4.98)         0.75            2.08            2.83

  ^ The Fund changed its fiscal year end from October 31 to December 31. ** Commencement of offering of class of shares.
  @ Calculated based upon average shares outstanding.
(a) Not annualized for periods less than one year.
  # Short periods have been annualized.
 !! Due to the size of net assets and fixed expenses, ratios may appear disproportionate.
  + Amount rounds to less than one million.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                              PER SHARE OPERATING PERFORMANCE:
                                             ----------------------------------
                                                   NET ASSET
                                                  VALUE, END          TOTAL
                                                   OF PERIOD     RETURN (a)
SMALL CAP EQUITY FUND
1/1/03 Through 6/30/03                          $      20.41          11.11%
Year Ended 12/31/02                             $      18.37         (16.87%)
11/1/01 Through 12/31/01^                       $      22.25           9.77%
Year Ended 10/31/01                             $      20.27         (16.19%)
Year Ended 10/31/00                             $      28.52          37.94%
Year Ended 10/31/99                             $      23.10          13.06%
Year Ended 10/31/98                             $      20.59         (10.64%)

SMALL CAP GROWTH FUND
1/1/03 Through 6/30/03                          $       6.44          15.83%
Year Ended 12/31/02                             $       5.56         (40.22%)
10/31/01** Through 12/31/01                     $       9.30          19.69%

TRUST SMALL CAP EQUITY FUND
1/1/03 Through 6/30/03                          $      36.87          10.59%
Year Ended 12/31/02                             $      33.35         (16.94%)
11/1/01 Through 12/31/01^                       $      40.46          10.42%
Year Ended 10/31/01                             $      36.65         (15.47%)
Year Ended 10/31/00                             $      51.12          30.16%
Year Ended 10/31/99                             $      47.66          (4.20%)
Year Ended 10/31/98                             $      52.73          (8.53%)

                                                                       RATIOS/SUPPLEMENTAL DATA:
                             -------------------------------------------------------------------------------------------------------
                                                                             RATIOS TO AVERAGE NET ASSETS: #
                                            ----------------------------------------------------------------------------------------
                                                                                                      NET INVESTMENT
                               NET ASSETS,              NET ASSETS,                 EXPENSES           INCOME (LOSS)
                                    END OF               INVESTMENT         WITHOUT WAIVERS,        WITHOUT WAIVERS,     PORTFOLIO
                                    PERIOD        NET        INCOME           REIMBURSEMENTS          REIMBURSEMENTS      TURNOVER
                                (MILLIONS)   EXPENSES        (LOSS)     AND EARNINGS CREDITS    AND EARNINGS CREDITS      RATE (a)
SMALL CAP EQUITY FUND
1/1/03 Through 6/30/03         $       531       0.85%        (0.20%)                   1.12%                  (0.47%)          17%
Year Ended 12/31/02            $       502       0.85%        (0.22%)                   1.09%                  (0.46%)          51%
11/1/01 Through 12/31/01^      $       532       0.88%        (0.31%)                   1.10%                  (0.53%)           6%
Year Ended 10/31/01            $       390       0.88%        (0.30%)                   1.12%                  (0.54%)          47%
Year Ended 10/31/00            $       383       0.88%        (0.20%)                   1.13%                  (0.45%)          75%
Year Ended 10/31/99            $       269       0.88%        (0.07%)                   1.13%                  (0.32%)          92%
Year Ended 10/31/98            $       254       1.04%        (0.09%)                   1.13%                  (0.18%)          74%

SMALL CAP GROWTH FUND
1/1/03 Through 6/30/03         $        --+      1.10%        (0.88%)                  33.07%!!               (32.85%)!!        71%
Year Ended 12/31/02            $        --+      1.10%        (0.89%)                  24.20%!!               (23.99%)!!        76%
10/31/01** Through 12/31/01    $        --+      1.10%        (0.88%)                   9.40%!!                (9.18%)!!        25%

TRUST SMALL CAP EQUITY FUND
1/1/03 Through 6/30/03         $       299       0.60%         0.06%                    1.11%                  (0.45%)          18%
Year Ended 12/31/02            $       259       0.51%         0.10%                    1.11%                  (0.50%)          52%
11/1/01 Through 12/31/01^      $       317       0.40%         0.09%                    1.12%                  (0.63%)           7%
Year Ended 10/31/01            $       299       0.34%         0.28%                    1.13%                  (0.51%)          50%
Year Ended 10/31/00            $       380       0.50%         0.19%                    1.07%                  (0.38%)          76%
Year Ended 10/31/99            $       339       0.04%         1.16%                    0.86%                   0.34%           55%
Year Ended 10/31/98            $       418       0.02%         1.28%                    0.85%                   0.45%            6%

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                     PER SHARE OPERATING PERFORMANCE:
                              ------------------------------------------------------------------------------------------------------
                                               INCOME FROM INVESTMENT OPERATIONS:                       LESS DISTRIBUTIONS:
                                          ------------------------------------------  ----------------------------------------------
                                                            NET GAINS
                                                         OR LOSSES ON
                               NET ASSET          NET      SECURITIES                   DIVIDENDS
                                  VALUE,   INVESTMENT           (BOTH    TOTAL FROM      FROM NET   DISTRIBUTIONS
                               BEGINNING       INCOME    REALIZED AND    INVESTMENT    INVESTMENT    FROM CAPITAL           TOTAL
                               OF PERIOD       (LOSS)     UNREALIZED)    OPERATIONS        INCOME           GAINS   DISTRIBUTIONS
U.S. SMALL COMPANY FUND+
1/1/03 Through 6/30/03         $    9.97        0.02@            1.23          1.25            --              --              --
Year Ended 12/31/02            $   12.57         0.03           (2.60)        (2.57)         0.03              --            0.03
6/1/01 Through 12/31/01^       $   13.43        0.04@           (0.79)        (0.75)         0.05            0.06            0.11
Year Ended 5/31/01             $   14.45         0.05            0.04          0.09          0.03            1.08            1.11
Year Ended 5/31/00             $   11.49           --            2.97          2.97          0.01              --            0.01
Year Ended 5/31/99             $   14.76         0.04           (1.76)        (1.72)         0.04            1.51            1.55
Year Ended 5/31/98             $   13.89         0.06            2.97          3.03          0.07            2.09            2.16

U.S. SMALL COMPANY
OPPORTUNITIES FUND
1/1/03 Through 6/30/03         $    7.04        (0.03)           0.61          0.58            --              --              --
Year Ended 12/31/02            $   10.48        (0.09)          (3.35)        (3.44)           --              --              --
6/1/01 Through 12/31/01^       $   12.19        (0.04)          (1.67)        (1.71)           --              --              --
Year Ended 5/31/01             $   15.90        (0.07)          (2.29)        (2.36)           --            1.35            1.35
Year Ended 5/31/00             $   12.17           --            3.73          3.73            --              --              --
Year Ended 5/31/99             $   12.57        (0.01)          (0.08)        (0.09)           --            0.31            0.31
6/16/97* Through 5/31/98       $   10.00        (0.02)           2.59          2.57            --              --              --

  + On September 10, 2001, the class underwent a split of shares. Prior periods have been restated to reflect the split
  ^ The fund changed its fiscal year end from May 31 to December 31.
  * Commencement of operations.
  @ Calculated based upon average shares outstanding.
(a) Not annualized for periods less than one year.
  # Short periods have been annualized.
  ~ Prior to September 10, 2001, USSCF invested all of its investable assets in The U.S. Small Company Portfolio ("USSCP"). The portfolio turnover rate disclosed prior to September 10, 2001 is the turnover rate of USSCP.

                                               SEE NOTES TO FINANCIAL STATEMENTS

                                               PER SHARE OPERATING PERFORMANCE:
                                              ----------------------------------
                                                   NET ASSET
                                                  VALUE, END          TOTAL
                                                   OF PERIOD     RETURN (a)
U.S. SMALL COMPANY FUND+
1/1/03 Through 6/30/03                          $      11.22          12.54%
Year Ended 12/31/02                             $       9.97         (20.48%)
6/1/01 Through 12/31/01^                        $      12.57          (5.56%)
Year Ended 5/31/01                              $      13.43           0.75%
Year Ended 5/31/00                              $      14.45          25.90%
Year Ended 5/31/99                              $      11.49         (10.95%)
Year Ended 5/31/98                              $      14.76          23.37%

U.S. SMALL COMPANY
OPPORTUNITIES FUND
1/1/03 Through 6/30/03                          $       7.62           8.24%
Year Ended 12/31/02                             $       7.04         (32.82%)
6/1/01 Through 12/31/01^                        $      10.48         (14.03%)
Year Ended 5/31/01                              $      12.19         (15.51%)
Year Ended 5/31/00                              $      15.90          30.65%
Year Ended 5/31/99                              $      12.17          (0.49%)
6/16/97* Through 5/31/98                        $      12.57          25.70%

                                                                     RATIOS/SUPPLEMENTAL DATA:
                              ------------------------------------------------------------------------------------------------------
                                                                             RATIOS TO AVERAGE NET ASSETS: #
                                           -----------------------------------------------------------------------------------------
                                                                                                      NET INVESTMENT
                               NET ASSETS,                      NET                 EXPENSES           INCOME (LOSS)
                                    END OF               INVESTMENT         WITHOUT WAIVERS,        WITHOUT WAIVERS,      PORTFOLIO
                                    PERIOD        NET        INCOME           REIMBURSEMENTS          REIMBURSEMENTS       TURNOVER
                                (MILLIONS)   EXPENSES        (LOSS)     AND EARNINGS CREDITS    AND EARNINGS CREDITS     RATE ~ (a)
U.S. SMALL COMPANY FUND+
1/1/03 Through 6/30/03         $       161       1.01%         0.37%                    1.11%                   0.27%           33%
Year Ended 12/31/02            $       199       1.01%         0.23%                    1.10%                   0.14%           90%
6/1/01 Through 12/31/01^       $       286       1.01%         0.39%                    1.04%                   0.36%           48%
Year Ended 5/31/01             $       296       1.01%         0.35%                    1.01%                   0.35%          110%
Year Ended 5/31/00             $       285       1.00%         0.05%                    1.00%                   0.05%          104%
Year Ended 5/31/99             $       187       1.02%         0.34%                    1.02%                   0.34%          104%
Year Ended 5/31/98             $       262       0.97%         0.39%                    1.03%                   0.33%           96%

U.S. SMALL COMPANY
OPPORTUNITIES FUND
1/1/03 Through 6/30/03         $        19       1.02%        (0.57%)                   1.53%                  (1.08%)          88%
Year Ended 12/31/02            $        55       1.02%        (0.66%)                   1.17%                  (0.81%)         100%
6/1/01 Through 12/31/01^       $       195       1.02%        (0.50%)                   1.07%                  (0.55%)          55%
Year Ended 5/31/01             $       339       0.99%        (0.35%)                   0.99%                  (0.35%)         117%
Year Ended 5/31/00             $       529       0.99%        (0.47%)                   0.99%                  (0.47%)         132%
Year Ended 5/31/99             $       286       1.07%        (0.42%)                   1.07%                  (0.42%)         116%
6/16/97* Through 5/31/98       $       189       1.19%        (0.37%)                   1.25%                  (0.43%)          73%

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN FAMILY OF FUNDS

U.S. EQUITY FUNDS

CAPITAL GROWTH FUND
DISCIPLINED EQUITY FUND
DISCIPLINED EQUITY VALUE FUND
DIVERSIFIED FUND
DYNAMIC SMALL CAP FUND
EQUITY GROWTH FUND
EQUITY INCOME FUND
GROWTH AND INCOME FUND
MID CAP EQUITY FUND
MID CAP GROWTH FUND
MID CAP VALUE FUND
SMALL CAP EQUITY FUND
SMALL CAP GROWTH FUND
TRUST SMALL CAP EQUITY FUND
U.S. EQUITY FUND
U.S. SMALL COMPANY FUND
U.S. SMALL COMPANY OPPORTUNITIES FUND
VALUE OPPORTUNITIES FUND

INTERNATIONAL EQUITY FUNDS

FLEMING ASIA EQUITY FUND
FLEMING EMERGING MARKETS EQUITY FUND
FLEMING EUROPEAN FUND
FLEMING INTERNATIONAL EQUITY FUND
FLEMING INTERNATIONAL GROWTH FUND
FLEMING INTERNATIONAL OPPORTUNITIES FUND
FLEMING INTERNATIONAL VALUE FUND
FLEMING JAPAN FUND

SPECIALTY FUNDS

GLOBAL 50 FUND
GLOBAL HEALTHCARE FUND
MARKET NEUTRAL FUND

TAX AWARE FUNDS

FLEMING TAX AWARE INTERNATIONAL
  OPPORTUNITIES FUND
TAX AWARE DISCIPLINED EQUITY FUND
TAX AWARE ENHANCED INCOME FUND
TAX AWARE LARGE CAP GROWTH FUND
TAX AWARE LARGE CAP VALUE FUND
TAX AWARE SHORT-INTERMEDIATE INCOME FUND
TAX AWARE U.S. EQUITY FUND

INCOME FUNDS

BOND FUND
BOND FUND II
ENHANCED INCOME FUND
FLEMING EMERGING MARKETS DEBT FUND
GLOBAL STRATEGIC INCOME FUND
SHORT TERM BOND FUND
SHORT TERM BOND FUND II
STRATEGIC INCOME FUND
U.S. TREASURY INCOME FUND

TAX FREE FUNDS

CALIFORNIA BOND FUND
INTERMEDIATE TAX FREE INCOME FUND
NEW JERSEY TAX FREE INCOME FUND
NEW YORK INTERMEDIATE TAX FREE INCOME FUND
TAX FREE INCOME FUND

MONEY MARKET FUNDS

100% U.S. TREASURY SECURITIES
  MONEY MARKET FUND
CALIFORNIA TAX FREE MONEY MARKET FUND
FEDERAL MONEY MARKET FUND
LIQUID ASSETS MONEY MARKET FUND
NEW YORK TAX FREE MONEY MARKET FUND
PRIME MONEY MARKET FUND
TAX FREE MONEY MARKET FUND
TREASURY PLUS MONEY MARKET FUND
U.S. GOVERNMENT MONEY MARKET FUND

               FUNDS MAY BE REGISTERED UNDER SEPARATE REGISTRANTS.

                      THIS PAGE IS INTENTIONALLY LEFT BLANK

[JPMORGAN FLEMING LOGO]
ASSET MANAGEMENT

JPMorgan Fleming Asset Management is a premier global wealth manager that has been working with affluent investors for over a hundred years. We have a keen understanding of the unique needs of the affluent investor's financial needs. The legacy of our experience coupled with our GLOBAL INTELLECTUAL CAPITAL is the foundation from which our investment products have been built. Our investment professionals are based in 44 countries across the globe. This local insight provides us with a global view of every investment decision we make which we believe is crucial in light of the ever-increasing rise of globalization in our market place. JPMorgan Fleming Asset Management is dedicated to working as an EXPERIENCED PARTNER with your financial advisor to help provide you with the WEALTH SOLUTIONS your portfolio needs.

JPMORGAN FUNDS ARE DISTRIBUTED BY J.P. MORGAN FUND DISTRIBUTORS, INC., WHICH IS UNAFFILIATED WITH THE JPMORGAN CHASE BANK. JPMORGAN CHASE AND ITS RESPECTIVE AFFILIATES RECEIVE COMPENSATION FROM JPMORGAN FUNDS FOR PROVIDING SERVICES TO THE FUNDS.

THE FINANCIAL INFORMATION IN THIS REPORT HAS BEEN TAKEN FROM THE BOOKS AND RECORDS OF THE FUNDS WITHOUT EXAMINATION BY INDEPENDENT AUDITORS, WHO EXPRESS NO OPINION THERETO.

THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY A PROSPECTUS.

TO OBTAIN A PROSPECTUS FOR ANY OF THE JPMORGAN FUNDS, CALL 1-800-348-4782. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES. PLEASE READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

 JPMorgan Funds Fulfillment Center                                 PRSRT STD
        393 Manley Street                                         U.S. POSTAGE
  West Bridgewater, MA 02379-1039                                     PAID
                                                                   PERMIT 2891
                                                                 KANSAS CITY, MO


(C) J.P. Morgan Chase & Co., 2003  All rights reserved.
 August 2003.                                                       SAN-SMC-603

JP MORGAN FUNDS

[GRAPHIC]


SEMI-ANNUAL REPORT JUNE 30 2003(UNAUDITED)


U.S. EQUITY LARGE CAP FUNDS

DISCIPLINED EQUITY FUND

DISCIPLINED EQUITY VALUE FUND

EQUITY GROWTH FUND

EQUITY INCOME FUND

U.S. EQUITY FUND


[JP MORGAN FLEMING LOGO]

ASSET MANAGEMENT

[JP MORGAN FLEMING LOGO]

ASSET MANAGEMENT

JPMorgan Fleming Asset Management is a premier global wealth manager that has been working with affluent investors for over a hundred years. We have a keen understanding of the unique needs of the affluent investor's financial needs. The legacy of our experience coupled with our GLOBAL INTELLECTUAL CAPITAL is the foundation from which our investment products have been built. Our investment professionals are based in 44 countries across the globe. This local insight provides us with a global view of every investment decision we make which we believe is crucial in light of the ever-increasing rise of globalization in our market place. JPMorgan Fleming Asset Management is dedicated to working as an EXPERIENCED PARTNER with your financial advisor to help provide you with the WEALTH SOLUTIONS your portfolio needs.

CONTENTS

President's Letter                                  1

Fund Commentaries:
Disciplined Equity Fund                             2

Disciplined Equity Value Fund                       5

Equity Growth Fund                                  8

Equity Income Fund                                 11

U.S. Equity Fund                                   14

Portfolio of Investments                           17

Financial Statements                               34

Notes to Financial Statements                      41

Financial Highlights                               64

HIGHLIGHTS

- Quicker than expected war sparks relief rally

- Liquidity and positive Q1 earnings support investor sentiment

- Economic data remains mixed

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objective, strategies and risks. Call JPMorgan Funds Service Center at (800) 348-4782 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

JPMORGAN LARGE CAP EQUITY FUNDS

PRESIDENT'S LETTER  AUGUST 4, 2003

DEAR SHAREHOLDER:

We are pleased to present this semi-annual report for the JPMorgan U.S. Equity Funds for the six months ended June 30, 2003.

THE "BAGHDAD BOUNCE" TRIGGERS A LIQUIDITY DRIVEN RALLY

Despite the uncertainty of the first few months of 2003, equity markets found direction once it became clear that allied troops would cross the border into Iraq in mid-March. Prior to that, wrangling in the United Nations regarding the legitimacy of war dogged market sentiment. However, the combination of action, followed by a quicker than expected war, led to a relief-rally -- the "Baghdad Bounce".

This then acquired momentum thanks to utterances by the Fed confirming its determination to avoid deflation and to nurture growth, a weaker dollar, and Congress's approval of a $350 billion package of tax cuts by the Bush administration in an attempt to boost consumer demand. The combination of liquidity and the lack of any major negative earnings surprises supported investor sentiment. By June 30th, the S&P 500 Index of blue chip U.S. stocks had risen 11.76% year to date, while the S&P Small Cap 600 Index of small company stocks was up 12.9%.

While stock market sentiment improved, economic data was mixed with the labor market sluggish, but deteriorating less rapidly, and core CPI -- the benchmark measure of inflation -- falling to its lowest level in 40 years, +1.5%. However, there was some positive leading indicator data towards the end of the period, prompting the Fed to comment in its Beige Book that: "the unwinding of war-related concerns appears to have provided some lift to business and consumer confidence, but most reports suggested that the effect had not been dramatic".

OUTLOOK

From an economic perspective, we expect the accommodative fiscal and monetary policies, combined with a weak dollar, to start delivering growth later this year and in 2004. This should provide further support to equities through improved earnings, while undermining bonds. The extent to which improving earnings will be reflected in stock prices is open to question, however, as price/earning valuation multiples are still not cheap relative to history. In the meantime, equities may be stuck in a trading range due to profit taking and concern about the recovery.

We would like to thank you for your investment. Should you have any questions, please feel free to contact the JPMorgan Funds Service Center at 1-800-348-4782.

Sincerely yours,

/s/ George C.W. Gatch

George C.W. Gatch
President
JPMorgan Funds

[SIDENOTE]

[PHOTO OF GEORGE C.W. GATCH]

From an economic perspective, we expect the accommodative fiscal and monetary policies, combined with a weak dollar, to start delivering growth later this year and in 2004.

JPMORGAN DISCIPLINED EQUITY FUND

AS OF JUNE 30, 2003                                                  (Unaudited)

FUND FACTS

Fund Inception                                   1/3/1997
Fiscal Year End                               DECEMBER 31
Net Assets as of 6/30/2003
(In Millions)                                     $ 969.8
Primary Benchmark                           S&P 500 INDEX

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Disciplined Equity Fund, which seeks to provide a consistently high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the S&P 500 Index, returned 12.18% (Institutional Shares) during the six months ended June 30, 2003. This compares with a return of 11.76% from the S&P 500 Index, the Fund's benchmark.

Q: WHY DID THE FUND OUTPERFORM ITS BENCHMARK?

A: Amidst a backdrop of a quick end to major war activity in Iraq, better-than-expected first quarter earnings results, substantial government tax cuts and the expectation of most investors that the pace of the economic recovery would strengthen in the second half of the year, the equity markets performed solidly in the first six months of 2003.

   The Fund outpaced the run up in the S&P 500 Index during the first half of the year, with stock selection within the Health Services & Systems, Pharmaceuticals and Finance sectors contributing notably to performance. At the stock level, an overweight position in Capital One Financial benefited returns, as the credit card stock rebounded strongly following news of a management restructuring, along with its announcement of record earnings for the first quarter. Driving earnings were sharp gains in interest revenues and improving credit quality in the company's managed loan portfolio. A position in Countrywide Financial, a mortgage originator, positively impacted performance as low interest rates prompted a historically strong rate of home refinancings. PG&E also rose during the period, as the California Public Utility Commission was able to reach a long-awaited settlement on the restructuring of this utility. The terms of the settlement were better than expected and implied interest cost savings from the refinancing of higher cost company debt.

   Alternatively, stock picking within the Systems Hardware, Energy and Software & Services sectors dragged on performance. At the stock level, a position in Freddie Mac undermined performance as concerns about an earnings restatement and the dismissal of three senior executives pressured the stock. An overweight in Jones Apparel also negatively impacted performance as the stock came under pressure owing to a licensing dispute with Ralph Lauren. Lastly, an overweight in Anadarko, a position taken in line with our view that there are long-term supply problems in the U.S. natural gas industry that likely will lead to elevated natural gas prices and increased drilling in the Gulf of Mexico, also dragged on performance.

Q: HOW WAS THE FUND MANAGED?

A: Keeping to our discipline, the Fund continued to focus on overweighting companies that our team of equity research analysts determined were attractively priced relative to their future earnings prospects. Style characteristics and sector weightings were also kept in line with the S&P 500 index, in order to minimize volatility relative to it.

                                                 SEMI-ANNUAL REPORT JUNE 30 2003

                                                                     (Unaudited)

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Consumer Goods & Services                   22.60%
Finance & Insurance                         18.80%
Technology                                  16.10%
Industrial Products & Services              12.30%
Pharmaceuticals                             11.00%
Energy                                       5.90%
Health Services & Systems                    4.40%
Telecommunications                           3.70%
Utilities                                    2.80%
Short-Term Investments                       2.00%
REITs                                        0.40%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. Microsoft Corp.                3.5%
 2. Citigroup, Inc.                3.4%
 3. General Electric Co.           3.0%
 4. Pfizer, Inc.                   2.7%
 5. The Coca-Cola Co.              2.3%
 6. Procter & Gamble Co.           2.3%
 7. Verizon Communications, Inc.   2.1%
 8. Wal-Mart Stores, Inc.          2.0%
 9. Exxon Mobil Corp.              2.0%
10. Cisco Systems, Inc.            1.8%

Top 10 equity holdings comprised 25.1% of the Portfolio's market value of investments ($242,889 in thousands). As of June 30, 2003 the Fund held 215 equity holdings. Portfolio holdings are subject to change at any time.

AVERAGE ANNUAL TOTAL RETURNS

                                                                              SINCE
                                                                          INCEPTION
                                       1 YEAR     3 YEARS      5 YEARS     (1/3/97)
                                    -------------------------------------------------
CLASS A SHARES
             Without Sales Charge      (0.77%)    (12.65%)     (3.12%)        4.68%
               With Sales Charge*      (6.49%)    (14.36%)     (4.26%)        3.73%
                                    -------------------------------------------------
CLASS B SHARES
                     Without CDSC      (1.21%)    (12.86%)     (3.26%)        4.56%
                      With CDSC**      (6.13%)    (13.68%)     (3.61%)        4.56%
                                    -------------------------------------------------
INSTITUTIONAL SHARES                   (0.27%)    (12.23%)     (2.75%)        5.02%
                                    -------------------------------------------------
SELECT SHARES                          (0.51%)    (12.52%)     (3.04%)        4.75%
                                    -------------------------------------------------
ULTRA SHARES                           (0.23%)    (12.22%)     (2.74%)        5.02%

 *  Sales Charge for Class A Shares is 5.75%.
** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, a 2% CDSC for the 5 year period and 0% for the period since inception.

[CHART]

LIFE OF FUND PERFORMANCE (01/03/97 TO 06/30/03)

        JPMORGAN DISCIPLINED EQUITY                   LIPPER LARGE CAP
        FUND (INSTITUTIONAL SHARES)   S&P 500 INDEX   CORE FUNDS INDEX
Jan-97                  $ 3,000,000     $ 3,000,000        $ 3,000,000
Jan-97                  $ 3,141,000     $ 3,023,400        $ 2,996,400
Feb-97                  $ 3,164,872     $ 3,023,400        $ 2,996,400
Mar-97                  $ 3,033,213     $ 2,899,138        $ 3,000,001
Apr-97                  $ 3,206,713     $ 3,072,217        $ 3,166,201
May-97                  $ 3,431,183     $ 3,259,315        $ 3,000,002
Jun-97                  $ 3,583,870     $ 3,405,332        $ 3,130,202
Jul-97                  $ 3,883,123     $ 3,676,397        $ 3,000,003
Aug-97                  $ 3,683,919     $ 3,470,518        $ 2,847,303
Sep-97                  $ 3,858,169     $ 3,660,703        $ 3,000,004
Oct-97                  $ 3,737,794     $ 3,538,435        $ 2,907,604
Nov-97                  $ 3,897,024     $ 3,702,265        $ 3,000,005
Dec-97                  $ 3,950,803     $ 3,765,944        $ 3,054,605
Jan-98                  $ 4,020,732     $ 3,807,746        $ 3,000,006
Feb-98                  $ 4,319,070     $ 4,082,284        $ 3,212,706
Mar-98                  $ 4,544,526     $ 4,291,297        $ 3,000,007
Apr-98                  $ 4,614,511     $ 4,334,639        $ 3,030,307
May-98                  $ 4,562,829     $ 4,260,084        $ 3,000,008
Jun-98                  $ 4,724,353     $ 4,433,043        $ 3,142,508
Jul-98                  $ 4,681,361     $ 4,386,053        $ 3,000,009
Aug-98                  $ 3,993,201     $ 3,751,829        $ 2,550,908
Sep-98                  $ 4,256,353     $ 3,992,322        $ 3,000,010
Oct-98                  $ 4,617,292     $ 4,316,897        $ 3,225,011
Nov-98                  $ 4,935,423     $ 4,578,501        $ 3,000,011
Dec-98                  $ 5,228,587     $ 4,842,223        $ 3,199,212
Jan-99                  $ 5,407,405     $ 5,044,628        $ 3,000,012
Feb-99                  $ 5,212,739     $ 4,887,740        $ 2,907,312
Mar-99                  $ 5,426,461     $ 5,083,250        $ 3,000,013
Apr-99                  $ 5,739,568     $ 5,279,971        $ 3,080,413
May-99                  $ 5,615,019     $ 5,155,364        $ 3,000,014
Jun-99                  $ 5,903,631     $ 5,441,487        $ 3,167,415
Jul-99                  $ 5,714,715     $ 5,271,712        $ 3,000,015
Aug-99                  $ 5,685,570     $ 5,245,354        $ 2,969,415
Sep-99                  $ 5,521,825     $ 5,101,631        $ 3,000,016
Oct-99                  $ 5,813,930     $ 5,424,564        $ 3,183,917
Nov-99                  $ 5,900,557     $ 5,534,683        $ 3,000,017
Dec-99                  $ 6,186,734     $ 5,860,676        $ 3,199,518
Jan-00                  $ 5,855,744     $ 5,566,470        $ 3,000,018
Feb-00                  $ 5,714,035     $ 5,461,264        $ 2,999,118
Mar-00                  $ 6,294,581     $ 5,995,375        $ 3,000,019
Apr-00                  $ 6,081,824     $ 5,814,915        $ 2,901,918
May-00                  $ 5,926,130     $ 5,695,709        $ 3,000,020
Jun-00                  $ 6,078,431     $ 5,835,823        $ 3,109,821
Jul-00                  $ 5,979,961     $ 5,744,784        $ 3,000,021
Aug-00                  $ 6,356,100     $ 6,101,535        $ 3,207,022
Sep-00                  $ 5,963,293     $ 5,779,374        $ 3,000,022
Oct-00                  $ 5,969,853     $ 5,755,101        $ 2,965,222
Nov-00                  $ 5,471,967     $ 5,301,599        $ 3,000,023
Dec-00                  $ 5,514,101     $ 5,327,577        $ 3,036,623
Jan-01                  $ 5,739,076     $ 5,516,706        $ 3,000,024
Feb-01                  $ 5,193,864     $ 5,013,582        $ 2,720,722
Mar-01                  $ 4,860,418     $ 4,695,721        $ 3,000,025
Apr-01                  $ 5,279,872     $ 5,060,579        $ 3,228,027
May-01                  $ 5,334,255     $ 5,094,485        $ 3,000,026
Jun-01                  $ 5,214,768     $ 4,970,689        $ 2,920,225
Jul-01                  $ 5,163,663     $ 4,921,976        $ 3,000,027
Aug-01                  $ 4,829,574     $ 4,613,860        $ 2,823,325
Sep-01                  $ 4,382,838     $ 4,241,522        $ 3,000,028
Oct-01                  $ 4,474,878     $ 4,322,535        $ 3,070,829
Nov-01                  $ 4,829,736     $ 4,654,073        $ 3,000,029
Dec-01                  $ 4,868,857     $ 4,695,029        $ 3,033,929
Jan-02                  $ 4,758,820     $ 4,626,482        $ 3,000,030
Feb-02                  $ 4,652,699     $ 4,537,190        $ 2,949,630
Mar-02                  $ 4,827,640     $ 4,707,789        $ 3,000,031
Apr-02                  $ 4,504,188     $ 4,422,497        $ 2,843,129
May-02                  $ 4,462,750     $ 4,389,770        $ 3,000,032
Jun-02                  $ 4,120,457     $ 4,077,219        $ 2,792,730
Jul-02                  $ 3,799,885     $ 3,759,196        $ 3,000,033
Aug-02                  $ 3,820,405     $ 3,784,006        $ 3,024,633
Sep-02                  $ 3,389,081     $ 3,372,685        $ 3,000,034
Oct-02                  $ 3,672,747     $ 3,669,481        $ 3,233,137
Nov-02                  $ 3,897,519     $ 3,885,614        $ 3,000,035
Dec-02                  $ 3,662,889     $ 3,657,528        $ 2,841,933
Jan-03                  $ 3,572,781     $ 3,561,701        $ 3,000,036
Feb-03                  $ 3,517,403     $ 3,508,275        $ 2,960,136
Mar-03                  $ 3,556,095     $ 3,542,306        $ 3,000,037
Apr-03                  $ 3,855,518     $ 3,834,192        $ 3,221,140
May-03                  $ 4,071,427     $ 4,036,253        $ 3,000,038
Jun-03                  $ 4,121,374     $ 4,087,917        $ 3,029,738

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The Fund commenced operations on 1/3/97.

Returns for the Institutional Shares prior to 9/10/01 (offering date of the Institutional Shares) are calculated using the historical expenses of the J.P. Morgan Institutional Disciplined Equity Fund, which are similar to the expenses of the Institutional Shares.

Returns for the Select Shares prior to 9/10/01 (offering date of the Select Shares) are calculated using the historical expenses of the J.P. Morgan Disciplined Equity Fund, which are similar to the expenses of the Select Shares. The returns presented prior to 12/31/97 are based on the historical expenses of the J.P. Morgan Institutional Disciplined Equity Fund which are lower than the expenses of the Select Shares.

Returns for the Class A and B Shares prior to 9/28/01 (offering date of the Class A and B Shares) are calculated using the historical expenses of the Select Shares, which are lower than the expenses of the Class A and B Shares.

Returns for the Ultra Shares prior to 3/24/03 (offering date of the Ultra Shares) are calculated using the historical expenses of the Institutional Shares, which are higher than the expenses of the Ultra Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Shares of the JPMorgan Disciplined Equity Fund, S&P 500 Index and Lipper Large-Cap Core Funds Index from January 3, 1997 to June 30, 2003. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The S&P 500 Index is an unmanaged broad-based index that replicates the U.S. stock markets. The Lipper Large-Cap Core Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Shares have a $3,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN DISCIPLINED EQUITY VALUE FUND

AS OF JUNE 30, 2003                                                  (Unaudited)

FUND FACTS

Fund Inception                                  9/28/2001
Fiscal Year End                               DECEMBER 31
Net Assets as of 6/30/2003
(In Millions)                                      $ 25.6
Primary Benchmark                            RUSSELL 1000
                                              VALUE INDEX

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Disciplined Equity Value Fund, which seeks to provide high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the Russell 1000 Value Index, returned 11.38% during the six months ended June 30, 2003. This compares with a gain of 11.57% for the Russell 1000 Value Index, the Fund's benchmark.

Q: WHY DID THE FUND PERFORM THIS WAY?

A: Amidst a backdrop of a quick end to formal war activity in Iraq, better-than-expected first quarter earnings results, substantial government tax cuts and the expectation of most investors that the pace of the economic recovery would strengthen in the second half of the year, the equity markets performed solidly in the first six months of 2003.

   Stock selection within the Health Services & Systems, Finance and Retail sectors contributed notably to performance. At the stock level, an overweight position in Capital One Financial benefited returns, as the credit card stock rebounded strongly following news of a management restructuring, along with its announcement of record earnings for the first quarter. Driving earnings were sharp gains in interest revenues and improving credit quality in the company's managed loan portfolio. PG&E rose during the period, as the California Public Utility Commission was able to reach a long-awaited settlement on the restructuring of this utility. The terms of the settlement were better than expected and implied interest cost savings from the refinancing of higher cost company debt.

   Alternatively, stock picking within the Capital Markets, Energy and Systems Hardware sectors dragged on performance. At the stock level, undermining performance was a position in Freddie Mac, which declined 13% amidst concerns about an earnings restatement and the dismissal of three senior executives. Additionally, an overweight in Jones Apparel negatively impacted performance as the stock came under pressure owing to a licensing dispute with Ralph Lauren.

Q: HOW WAS THE FUND MANAGED?

A: Keeping to our discipline, the Fund continued to focus on overweighting companies that were attractively priced relative to their future earnings prospects, as forecasted by our team of equity research analysts. Style characteristics and sector weightings also were kept in line with the Russell 1000 Value index, in order to minimize volatility relative to it.

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Finance & Insurance                         31.30%
Consumer Goods & Services                   19.10%
Industrial Products & Services              11.80%
Energy                                      10.40%
Telecommunications                           6.90%
Technology                                   6.40%
Utilities                                    6.30%
Pharmaceuticals                              3.20%
REITs                                        2.40%
Health Services & Systems                    1.90%
Short-Term Investments                       0.30%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. Citigroup, Inc.                   5.1%
 2. Exxon Mobil Corp.                 4.3%
 3. Verizon Communications, Inc.      3.2%
 4. U.S. Bancorp                      2.1%
 5. Morgan Stanley                    2.0%
 6. Altria Group, Inc.                1.9%
 7. SBC Communications, Inc.          1.9%
 8. Wachovia Corp.                    1.8%
 9. Bank of America Corp.             1.7%
10. ChevronTexaco Corp.               1.6%

Top 10 equity holdings comprised 25.6% of the Portfolio's market value of investments ($6,535 in thousands). As of June 30, 2003 the Fund held 223 equity holdings. Portfolio holdings are subject to change at any time.

                                                 SEMI-ANNUAL REPORT JUNE 30 2003

                                                                     (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

                                                                           SINCE
                                                                       INCEPTION
                                                            1 YEAR     (9/28/01)
                                    --------------------------------------------
INSTITUTIONAL SHARES                                       (1.20%)       (0.72%)

[CHART]

LIFE OF FUND PERFORMANCE (09/28/01 TO 06/30/03)

        JPMORGAN DISCIPLINED EQUITY VALUE                             LIPPER LARGE-CAP VALUE
              FUND (INSTITUTIONAL SHARES)  RUSSELL 1000 VALUE INDEX              FUNDS INDEX
Sep-01                        $ 3,000,000               $ 3,000,000              $ 3,000,000
Sep-01                        $ 3,000,000               $ 2,788,800              $ 2,766,000
Oct-01                        $ 2,979,900               $ 2,764,816              $ 2,783,979
Nov-01                        $ 3,159,886               $ 2,925,452              $ 2,962,432
Dec-01                        $ 3,228,140               $ 2,994,493              $ 3,007,165
Jan-02                        $ 3,180,040               $ 2,971,435              $ 2,951,532
Feb-02                        $ 3,178,132               $ 2,976,190              $ 2,935,299
Mar-02                        $ 3,322,102               $ 3,116,963              $ 3,064,745
Apr-02                        $ 3,181,577               $ 3,010,051              $ 2,934,187
May-02                        $ 3,191,758               $ 3,025,102              $ 2,938,002
Jun-02                        $ 2,998,337               $ 2,851,461              $ 2,733,223
Jul-02                        $ 2,725,489               $ 2,586,275              $ 2,497,073
Aug-02                        $ 2,747,838               $ 2,605,931              $ 2,513,803
Sep-02                        $ 2,439,255               $ 2,316,151              $ 2,223,207
Oct-02                        $ 2,622,443               $ 2,487,778              $ 2,386,391
Nov-02                        $ 2,783,199               $ 2,644,508              $ 2,536,017
Dec-02                        $ 2,659,904               $ 2,529,736              $ 2,415,303
Jan-03                        $ 2,602,450               $ 2,468,517              $ 2,357,819
Feb-03                        $ 2,536,868               $ 2,402,607              $ 2,298,873
Mar-03                        $ 2,540,166               $ 2,406,692              $ 2,297,494
Apr-03                        $ 2,762,430               $ 2,618,481              $ 2,491,403
May-03                        $ 2,939,502               $ 2,787,635              $ 2,644,873
Jun-03                        $ 2,962,142               $ 2,822,480              $ 2,675,024

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 9/28/01.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Shares of the JPMorgan Disciplined Equity Value Fund, Russell 1000 Value Index and Lipper Large-Cap Value Funds Index from September 28, 2001 to June 30, 2003. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Lipper Large-Cap Value Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Shares have a $3,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN EQUITY GROWTH FUND

AS OF JUNE 30, 2003                                                  (Unaudited)

FUND FACTS

Fund Inception                                 3/29/1988
Fiscal Year End                              DECEMBER 31
Net Assets as of 6/30/2003
(In Millions)                                     $ 68.2
Primary Benchmark                           RUSSELL 1000
                                            GROWTH INDEX

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Equity Growth Fund, which seeks to provide capital appreciation and secondarily, current income returned 10.53% (Select Shares) during the six months ended June 30, 2003. This compares with a return of 13.09% from the Russell 1000 Growth Index, the Fund's benchmark.

Q: WHY DID THE FUND PERFORM THIS WAY?

A: The Fund's large cap, quality, growth bias was a key factor in our relative underperformance. Stocks in the bottom quintile of market capitalization in the Russell 1000 Growth Index delivered a return of 24%, in stark contrast to the 10.4% return for the top quintile. Investor preference for beta was clearly reflected by the fact that the top performing sectors for the index were Utilities, Telecommunications and Network Technology.

   In terms of sector weightings, the Pharmaceuticals and Capital Markets sectors performed the best. The fund was roughly 4% overweight the Pharmaceuticals sector, and within it, our top performers were Amgen, Teva Pharmaceutical, and Gilead Sciences. Stock price performance benefited from above average growth rates and generally positive news flow from the Biotech and Generic industries.

   The Capital Markets sector contributed to performance, largely on the strength of Goldman Sachs and American Express. Goldman posted second-quarter earnings per share that exceeded the First Call consensus by 14%, on higher than expected income from fixed income and equity trading, and a lower tax rate. American Express benefited from core franchise building and from effectively managing expenses.

   The Retail sector was the primary detractor to performance over the six month period, reflecting an almost 3% underweight and the Fund's not holding a few key beaten down industry heavyweights (Home Depot and Target Corp) that outperformed. Investors became more confident in the turnaround at Home Depot and Target's credit card focus, and multiple disparity relative to Wal-Mart, became attractive. However, we chose to maintain an overweight position in Wal-Mart (WMT). This reflected our belief that consumer spending would remain challenged. WMT's heavy exposure to food and its status as the low cost provider offered defensive positioning and enhanced visibility.

   The Software Services and Systems Hardware sectors were also relatively large detractors to Fund performance. However, the Fund's underperformance was far more broadly based, with only Automatic Data Processing being a top ten detractor. We chose to offset the sector overweights with overweight positions in some of the more defensive names in the sectors (Dell, IBM and Microsoft) and were therefore impacted on the downside by investor preference for some of the more aggressive names. These included Veritas and Sun Microsystems.

Q: HOW WAS THE FUND MANAGED?

A: The Fund essentially chose to barbell an overweight position in Technology
   (for the most part, the mega-cap names) with an almost equal overweight in Consumer Staples, seeking a balance of growth and earnings stability.

                                                 SEMI-ANNUAL REPORT JUNE 30 2003

                                                                     (Unaudited)

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Technology                                  29.30%
Consumer Goods & Services                   23.20%
Pharmaceuticals                             23.10%
Finance & Insurance                         12.60%
Industrial Products & Services               5.80%
Health Services & Systems                    3.30%
Energy                                       2.30%
Short-Term Investments                       0.40%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. Microsoft Corp.                    6.7%
 2. Pfizer, Inc.                       5.8%
 3. General Electric Co.               5.8%
 4. Wal-Mart Stores, Inc.              5.0%
 5. Intel Corp.                        4.4%
 6. Johnson & Johnson                  3.9%
 7. The Coca-Cola Co.                  3.4%
 8. Cisco Systems, Inc.                3.3%
 9. Amgen, Inc.                        3.2%
10. International Business Machines    3.0%

Top 10 equity holdings comprised 44.5% of the Portfolio's market value of investments ($30,344 in thousands). As of June 30, 2003 the Fund held 57 equity holdings. Portfolio holdings are subject to change at any time.

AVERAGE ANNUAL TOTAL RETURNS

                                       1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                      ------------------------------------------------
CLASS A SHARES
             Without Sales Charge       0.64%     (21.71%)     (5.80%)       6.71%
               With Sales Charge*      (5.15%)    (23.24%)     (6.91%)       6.08%
                                      ------------------------------------------------
CLASS B SHARES
                     Without CDSC      (0.08%)    (22.14%)     (6.11%)       6.53%
                      With CDSC**      (5.08%)    (22.74%)     (6.39%)       6.53%
                                      ------------------------------------------------
CLASS C SHARES
                     Without CDSC      (0.04%)    (22.16%)     (6.13%)       6.53%
                     With CDSC***      (1.04%)    (22.16%)     (6.13%)       6.53%
                                      ------------------------------------------------
SELECT SHARES                           0.95%     (21.51%)     (5.56%)       6.85%

  * Sales Charge for Class A Shares is 5.75%.
 ** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, a 2% CDSC for the 5 year period and 0% for the ten year period.
*** Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

[CHART]

TEN-YEAR FUND PERFORMANCE (06/30/93 TO 06/30/03)

            JPMORGAN EQUITY GROWTH                             LIPPER LARGE-CAP GROWTH
              FUND (SELECT SHARES)  RUSSELL 1000 GROWTH INDEX              FUNDS INDEX
 6/30/1993          $ 1,000,000.00             $ 1,000,000.00           $ 1,000,000.00
 7/31/1993          $   981,800.00             $   982,100.00           $   993,200.00
 8/31/1993          $ 1,016,457.54             $ 1,022,366.10           $ 1,034,417.80
 9/30/1993          $ 1,010,968.67             $ 1,014,698.35           $ 1,049,934.07
10/31/1993          $ 1,015,416.93             $ 1,042,906.97           $ 1,061,903.32
11/30/1993          $   998,865.64             $ 1,036,023.78           $ 1,040,452.87
12/31/1993          $ 1,024,136.94             $ 1,053,946.99           $ 1,072,810.95
 1/31/1994          $ 1,048,921.05             $ 1,078,293.17           $ 1,111,861.27
 2/28/1994          $ 1,037,382.92             $ 1,058,668.23           $ 1,093,849.12
 3/31/1994          $   989,455.83             $ 1,007,534.56           $ 1,040,359.90
 4/30/1994          $   985,596.95             $ 1,012,269.97           $ 1,045,457.66
 5/31/1994          $   994,368.76             $ 1,027,555.25           $ 1,051,730.41
 6/30/1994          $   977,862.24             $   997,242.37           $ 1,012,500.86
 7/31/1994          $ 1,004,851.24             $ 1,031,348.06           $ 1,041,559.64
 8/31/1994          $ 1,040,623.94             $ 1,088,794.14           $ 1,094,991.65
 9/30/1994          $ 1,023,037.40             $ 1,073,877.66           $ 1,068,930.85
10/31/1994          $ 1,040,122.12             $ 1,099,221.18           $ 1,096,295.47
11/30/1994          $ 1,007,670.31             $ 1,064,046.10           $ 1,055,842.17
12/31/1994          $ 1,014,824.77             $ 1,081,922.07           $ 1,064,077.74
 1/31/1995          $ 1,024,770.05             $ 1,104,967.01           $ 1,072,377.55
 2/28/1995          $ 1,057,255.27             $ 1,151,265.13           $ 1,109,267.33
 3/31/1995          $ 1,085,272.53             $ 1,184,882.07           $ 1,140,770.53
 4/30/1995          $ 1,097,427.58             $ 1,210,830.99           $ 1,171,913.56
 5/31/1995          $ 1,124,424.30             $ 1,253,088.99           $ 1,210,703.90
 6/30/1995          $ 1,176,147.82             $ 1,301,458.23           $ 1,272,570.87
 7/31/1995          $ 1,229,544.93             $ 1,355,598.89           $ 1,341,798.73
 8/31/1995          $ 1,230,651.52             $ 1,357,090.05           $ 1,349,312.80
 9/30/1995          $ 1,250,465.01             $ 1,419,651.90           $ 1,399,372.30
10/31/1995          $ 1,243,337.36             $ 1,420,645.66           $ 1,391,395.88
11/30/1995          $ 1,273,550.46             $ 1,475,908.77           $ 1,435,224.85
12/31/1995          $ 1,276,861.69             $ 1,484,321.45           $ 1,435,798.94
 1/31/1996          $ 1,312,613.82             $ 1,534,046.22           $ 1,478,011.43
 2/29/1996          $ 1,340,703.75             $ 1,562,119.27           $ 1,511,266.69
 3/31/1996          $ 1,346,736.92             $ 1,564,150.02           $ 1,512,022.32
 4/30/1996          $ 1,390,236.52             $ 1,605,287.17           $ 1,548,008.45
 5/31/1996          $ 1,428,189.98             $ 1,661,311.69           $ 1,593,674.70
 6/30/1996          $ 1,406,767.13             $ 1,663,637.52           $ 1,579,331.63
 7/31/1996          $ 1,320,954.33             $ 1,566,148.37           $ 1,494,837.39
 8/31/1996          $ 1,360,582.96             $ 1,606,554.99           $ 1,539,682.51
 9/30/1996          $ 1,434,326.56             $ 1,723,512.20           $ 1,646,844.41
10/31/1996          $ 1,457,992.95             $ 1,733,853.27           $ 1,667,429.97
11/30/1996          $ 1,555,970.07             $ 1,864,065.65           $ 1,775,312.69
12/31/1996          $ 1,538,854.40             $ 1,827,529.96           $ 1,731,284.93
 1/31/1997          $ 1,676,427.99             $ 1,955,639.81           $ 1,841,048.40
 2/28/1997          $ 1,681,960.20             $ 1,942,341.46           $ 1,814,537.30
 3/31/1997          $ 1,589,452.39             $ 1,837,260.79           $ 1,721,632.99
 4/30/1997          $ 1,719,310.65             $ 1,959,254.91           $ 1,816,150.64
 5/31/1997          $ 1,829,862.32             $ 2,100,713.11           $ 1,939,467.27
 6/30/1997          $ 1,909,644.32             $ 2,184,741.64           $ 2,020,730.95
 7/31/1997          $ 2,078,074.95             $ 2,377,872.80           $ 2,213,912.83
 8/31/1997          $ 1,943,207.88             $ 2,238,767.24           $ 2,093,254.58
 9/30/1997          $ 2,067,573.19             $ 2,348,914.59           $ 2,208,802.23
10/31/1997          $ 1,991,072.98             $ 2,262,004.75           $ 2,132,156.79
11/30/1997          $ 2,079,675.73             $ 2,358,139.95           $ 2,179,490.67
12/31/1997          $ 2,111,078.83             $ 2,384,551.12           $ 2,209,131.75
 1/31/1998          $ 2,160,055.86             $ 2,455,849.19           $ 2,248,233.38
 2/28/1998          $ 2,294,843.35             $ 2,640,529.05           $ 2,419,998.41
 3/31/1998          $ 2,383,424.30             $ 2,745,886.16           $ 2,532,528.33
 4/30/1998          $ 2,424,180.86             $ 2,783,779.39           $ 2,575,074.81
 5/31/1998          $ 2,396,545.19             $ 2,704,720.06           $ 2,517,393.13
 6/30/1998          $ 2,580,839.52             $ 2,870,519.40           $ 2,661,388.02
 7/31/1998          $ 2,566,644.90             $ 2,851,573.97           $ 2,660,057.33
 8/31/1998          $ 2,191,658.08             $ 2,423,552.72           $ 2,225,669.97
 9/30/1998          $ 2,342,663.32             $ 2,609,681.56           $ 2,387,476.17
10/31/1998          $ 2,523,751.20             $ 2,819,499.96           $ 2,541,468.39
11/30/1998          $ 2,705,966.04             $ 3,034,063.91           $ 2,716,067.26
12/31/1998          $ 2,984,409.94             $ 3,307,736.47           $ 3,014,834.66
 1/31/1999          $ 3,221,073.65             $ 3,501,900.60           $ 3,210,497.43
 2/28/1999          $ 3,077,413.76             $ 3,341,863.75           $ 3,078,545.99
 3/31/1999          $ 3,239,285.73             $ 3,517,979.97           $ 3,253,407.40
 4/30/1999          $ 3,145,670.37             $ 3,522,553.34           $ 3,264,468.98
 5/31/1999          $ 3,084,015.23             $ 3,414,410.95           $ 3,156,415.06
 6/30/1999          $ 3,337,521.28             $ 3,653,419.72           $ 3,375,785.91
 7/31/1999          $ 3,249,076.97             $ 3,537,240.97           $ 3,269,786.23
 8/31/1999          $ 3,257,524.57             $ 3,594,898.00           $ 3,270,440.19
 9/30/1999          $ 3,215,828.26             $ 3,519,405.14           $ 3,237,408.74
10/31/1999          $ 3,454,121.13             $ 3,785,120.23           $ 3,485,717.99
11/30/1999          $ 3,601,266.69             $ 3,989,138.21           $ 3,657,912.46
12/31/1999          $ 3,934,383.86             $ 4,404,008.59           $ 4,064,306.54
 1/31/2000          $ 3,775,041.31             $ 4,197,460.58           $ 3,901,327.84
 2/29/2000          $ 3,991,728.68             $ 4,402,716.41           $ 4,106,537.69
 3/31/2000          $ 4,209,677.07             $ 4,717,950.90           $ 4,394,816.63
 4/30/2000          $ 4,020,662.57             $ 4,493,376.44           $ 4,054,657.83
 5/31/2000          $ 3,671,669.06             $ 4,266,910.26           $ 3,821,109.54
 6/30/2000          $ 4,009,829.78             $ 4,590,342.06           $ 4,073,684.88
 7/31/2000          $ 3,891,539.80             $ 4,398,924.80           $ 3,990,989.07
 8/31/2000          $ 4,171,730.66             $ 4,797,027.49           $ 4,336,209.63
 9/30/2000          $ 3,656,104.75             $ 4,343,228.69           $ 4,005,356.83
10/31/2000          $ 3,470,009.02             $ 4,137,793.97           $ 3,793,473.46
11/30/2000          $ 3,068,528.98             $ 3,527,883.14           $ 3,284,389.32
12/31/2000          $ 3,004,396.72             $ 3,416,402.04           $ 3,264,026.10
 1/31/2001          $ 3,154,616.56             $ 3,652,475.42           $ 3,359,009.26
 2/28/2001          $ 2,706,976.47             $ 3,032,285.09           $ 2,839,034.63
 3/31/2001          $ 2,448,730.91             $ 2,702,372.47           $ 2,544,058.93
 4/30/2001          $ 2,731,314.46             $ 3,044,222.59           $ 2,817,290.86
 5/31/2001          $ 2,695,261.11             $ 2,999,472.52           $ 2,795,879.45
 6/30/2001          $ 2,659,144.61             $ 2,929,884.76           $ 2,715,358.12
 7/31/2001          $ 2,611,811.84             $ 2,856,637.64           $ 2,618,148.30
 8/31/2001          $ 2,420,104.85             $ 2,622,964.68           $ 2,419,169.03
 9/30/2001          $ 2,171,318.07             $ 2,361,192.80           $ 2,175,800.63
10/31/2001          $ 2,285,529.40             $ 2,485,155.43           $ 2,266,096.35
11/30/2001          $ 2,434,545.92             $ 2,723,978.86           $ 2,473,670.78
12/31/2001          $ 2,437,467.37             $ 2,718,803.30           $ 2,485,049.66
 1/31/2002          $ 2,407,974.02             $ 2,670,680.48           $ 2,428,887.54
 2/28/2002          $ 2,335,975.59             $ 2,559,847.24           $ 2,328,331.60
 3/31/2002          $ 2,378,256.75             $ 2,648,417.96           $ 2,421,930.53
 4/30/2002          $ 2,158,030.18             $ 2,432,307.05           $ 2,260,629.95
 5/31/2002          $ 2,120,264.65             $ 2,373,445.22           $ 2,219,486.49
 6/30/2002          $ 1,920,535.72             $ 2,153,901.54           $ 2,038,820.29
 7/31/2002          $ 1,830,462.59             $ 2,035,436.95           $ 1,885,297.12
 8/31/2002          $ 1,843,275.83             $ 2,041,543.27           $ 1,895,666.26
 9/30/2002          $ 1,636,644.61             $ 1,829,835.23           $ 1,711,976.20
10/31/2002          $ 1,811,438.26             $ 1,997,631.12           $ 1,843,798.36
11/30/2002          $ 1,904,546.18             $ 2,106,102.49           $ 1,920,131.61
12/31/2002          $ 1,753,896.58             $ 1,960,570.81           $ 1,786,298.44
 1/31/2003          $ 1,706,190.59             $ 1,912,928.94           $ 1,745,034.95
 2/28/2003          $ 1,698,683.35             $ 1,904,129.46           $ 1,726,363.07
 3/31/2003          $ 1,747,095.83             $ 1,939,546.27           $ 1,758,818.70
 4/30/2003          $ 1,871,139.63             $ 2,082,878.74           $ 1,887,564.23
 5/31/2003          $ 1,931,577.44             $ 2,186,814.39           $ 1,980,054.87
 6/30/2003          $ 1,939,253.00             $ 2,216,992.43           $ 1,996,489.33

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The Fund commenced operations on 3/29/88.

Returns for the Class A Shares prior to 8/13/98 (offering date of the Class A Shares) are calculated using the historical expenses of the Select Shares, which are lower than the expenses of the Class A Shares.

Returns for the Class B and C Shares prior to 2/16/01 (offering date of the Class B and C Shares) are calculated using the historical expenses of the Class A Shares, which are lower than the expenses of the Class B and C Shares.

JPMorgan Equity Growth Fund, formerly Chase Equity Growth Fund, is the successor to the AVESTA Trust Equity Growth Fund. Effective 12/31/97, the AVESTA Trust was converted from a Texas Trust to Mutual Fund Investment Trust ("MFIT"), a Massachusetts business trust.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan Equity Growth Fund, Russell 1000 Growth Index, and Lipper Large-Cap Growth Funds Index from June 30, 1993 to June 30, 2003. The performance of the fund assumes reinvestment of all dividend and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Large-Cap Growth Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN EQUITY INCOME FUND

AS OF JUNE 30, 2003                                                  (Unaudited)

FUND FACTS

Fund Inception                                  3/29/1988
Fiscal Year End                               DECEMBER 31
Net Assets as of 6/30/2003
(In Millions)                                      $ 65.2
Primary Benchmark                            RUSSELL 1000
                                              VALUE INDEX

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Equity Income Fund, which seeks to invest in securities that provide both capital appreciation and current income, rose 9.25% (Select shares) during the six months ended June 30, 2003. This compares to a gain of 11.6% from the Russell 1000 Value Index.

Q: WHY DID THE FUND PERFORM THIS WAY?

A: The Fund's underperformance was attributable to its emphasis on lower volatility, higher quality names across most industry sectors. Additionally, the Fund's consumer discretionary holdings, which produced positive absolute returns, did not keep pace with the index. A lack of exposure to Comcast, Ford, McDonalds, and AOL Time Warner, hindered performance in the sector.

   Although the Fund's financial holdings out-performed the benchmark, the top detractor for the period was Freddie Mac. The Board of this government-sponsored entity announced a management reconfiguration in June with the appointment of a new Chief Executive, Financial and Operating Officers. Freddie Mac at the same time further delayed the release of its previously announced financial restatement. We are awaiting final restatements to prior year's earnings. Although the news surrounding Freddie Mac has been dramatic, its current valuation (it has a P/E of nine) discounts a lot of the negative news and makes it one of the cheapest stocks in the index.

   The top contributor for the period was Citigroup, which posted strong first-quarter earnings, beating consensus Wall Street expectations. Credit cards and retail banking segments remained the company's primary growth drivers.

Q: HOW WAS THE FUND MANAGED?

A: The Fund maintained its conservative investment style and continues to invest only in stocks that have high dividend yields. Despite the market's climb we are still finding high quality companies with attractive valuations, determined by such factors as price to earnings and cash flow return on investment, in which to invest. New positions added during the period included Kraft Foods, Brookfield Properties, and IPC Holdings. After such a strong market rebound, the Fund continued to take a cautious approach by emphasizing high quality companies, with strong balance sheets and less cyclical demand patterns.

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Finance & Insurance                         29.30%
Utilities                                   13.30%
Energy                                      11.90%
REITs                                       11.80%
Consumer Goods & Services                    9.30%
Telecommunications                           9.20%
Industrial Products & Services               7.80%
Technology                                   3.30%
Pharmaceuticals                              3.20%
Short-Term Investments                       0.90%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. ExxonMobil Corp.                     5.0%
 2. ChevronTexaco Corp.                  3.1%
 3. Citigroup, Inc.                      3.1%
 4. Bank of America Corp.                2.9%
 5. Verizon Communications, Inc.         2.8%
 6. Alltel Corp.                         2.5%
 7. ConocoPhillips                       2.5%
 8. SBC Communications, Inc.             2.2%
 9. Sun Trust Banks, Inc.                1.9%
10. Altria Group, Inc.                   1.9%

Top 10 equity holdings comprised 27.9% of the Portfolio's market value of investments ($18,131 in thousands). As of June 30, 2003 the Fund held 84 equity holdings. Portfolio holdings are subject to change at any time.

                                                 SEMI-ANNUAL REPORT JUNE 30 2003

                                                                     (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

                                       1 YEAR     3 YEARS      5 YEARS     10 YEARS
                                      -----------------------------------------------
CLASS A SHARES
             Without Sales Charge      (3.75%)    (10.86%)     (2.45%)        7.77%
               With Sales Charge*      (9.28%)    (12.60%)     (3.59%)        7.14%
                                      -----------------------------------------------
CLASS B SHARES
                     Without CDSC      (4.22%)    (11.20%)     (2.68%)        7.65%
                      With CDSC**      (8.94%)    (11.84%)     (2.94%)        7.65%
                                      -----------------------------------------------
CLASS C SHARES
                     Without CDSC      (4.25%)    (11.21%)     (2.68%)        7.65%
                     With CDSC***      (5.19%)    (11.21%)     (2.68%)        7.65%
                                      -----------------------------------------------
SELECT SHARES                          (3.39%)    (10.55%)     (2.15%)        7.94%

  * Sales Charge for Class A Shares is 5.75%.
 ** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, 2% CDSC for the five year period and 0% for the ten year period.
*** Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

[CHART]

TEN YEAR FUND PERFORMANCE (06/30/93 TO 06/30/03)

        JPMORGAN EQUITY INCOME
          FUND (SELECT SHARES)  RUSSELL 1000 GROWTH INDEX   LIPPER EQUITY INCOME FUNDS INDEX
Jun-93             $ 1,000,000                $ 1,000,000                        $ 1,000,000
Jul-93             $ 1,012,300                $ 1,011,200                        $ 1,008,100
Aug-93             $ 1,053,804                $ 1,047,704                        $ 1,042,174
Sep-93             $ 1,047,060                $ 1,049,381                        $ 1,043,008
Oct-93             $ 1,055,436                $ 1,048,646                        $ 1,055,837
Nov-93             $ 1,016,174                $ 1,027,044                        $ 1,037,254
Dec-93             $ 1,038,022                $ 1,046,558                        $ 1,055,924
Jan-94             $ 1,076,117                $ 1,086,118                        $ 1,088,869
Feb-94             $ 1,039,099                $ 1,048,972                        $ 1,061,865
Mar-94             $   998,782                $ 1,009,951                        $ 1,019,391
Apr-94             $   999,881                $ 1,029,342                        $ 1,032,745
May-94             $ 1,005,480                $ 1,041,179                        $ 1,044,518
Jun-94             $   992,006                $ 1,016,191                        $ 1,029,164
Jul-94             $ 1,021,171                $ 1,047,794                        $ 1,058,186
Aug-94             $ 1,040,267                $ 1,077,866                        $ 1,093,424
Sep-94             $ 1,006,043                $ 1,042,081                        $ 1,072,758
Oct-94             $ 1,030,188                $ 1,056,566                        $ 1,078,551
Nov-94             $   985,889                $ 1,013,881                        $ 1,038,213
Dec-94             $ 1,003,241                $ 1,025,540                        $ 1,046,207
Jan-95             $ 1,024,008                $ 1,057,127                        $ 1,064,934
Feb-95             $ 1,058,210                $ 1,098,883                        $ 1,099,225
Mar-95             $ 1,087,311                $ 1,122,949                        $ 1,125,167
Apr-95             $ 1,120,909                $ 1,158,434                        $ 1,152,171
May-95             $ 1,154,536                $ 1,207,204                        $ 1,187,543
Jun-95             $ 1,169,660                $ 1,223,501                        $ 1,203,337
Jul-95             $ 1,219,020                $ 1,266,079                        $ 1,236,308
Aug-95             $ 1,224,628                $ 1,283,931                        $ 1,251,515
Sep-95             $ 1,275,572                $ 1,330,409                        $ 1,290,437
Oct-95             $ 1,257,587                $ 1,317,238                        $ 1,272,113
Nov-95             $ 1,304,117                $ 1,384,022                        $ 1,325,669
Dec-95             $ 1,341,154                $ 1,418,761                        $ 1,358,413
Jan-96             $ 1,372,001                $ 1,463,027                        $ 1,389,520
Feb-96             $ 1,379,821                $ 1,474,146                        $ 1,399,664
Mar-96             $ 1,404,520                $ 1,499,206                        $ 1,417,300
Apr-96             $ 1,413,509                $ 1,504,903                        $ 1,430,339
May-96             $ 1,437,680                $ 1,523,714                        $ 1,451,508
Jun-96             $ 1,443,287                $ 1,524,933                        $ 1,453,685
Jul-96             $ 1,384,401                $ 1,467,291                        $ 1,406,150
Aug-96             $ 1,414,165                $ 1,509,255                        $ 1,437,929
Sep-96             $ 1,480,914                $ 1,569,324                        $ 1,490,844
Oct-96             $ 1,517,344                $ 1,630,057                        $ 1,526,028
Nov-96             $ 1,608,082                $ 1,748,236                        $ 1,613,164
Dec-96             $ 1,581,227                $ 1,725,858                        $ 1,602,840
Jan-97             $ 1,680,370                $ 1,809,562                        $ 1,661,504
Feb-97             $ 1,684,907                $ 1,836,163                        $ 1,684,433
Mar-97             $ 1,624,418                $ 1,770,061                        $ 1,629,857
Apr-97             $ 1,724,158                $ 1,844,404                        $ 1,678,427
May-97             $ 1,811,573                $ 1,947,506                        $ 1,775,104
Jun-97             $ 1,901,245                $ 2,031,054                        $ 1,842,203
Jul-97             $ 2,044,789                $ 2,183,789                        $ 1,953,104
Aug-97             $ 1,927,623                $ 2,106,046                        $ 1,890,605
Sep-97             $ 2,016,679                $ 2,233,251                        $ 1,986,458
Oct-97             $ 1,959,002                $ 2,170,944                        $ 1,928,255
Nov-97             $ 2,034,032                $ 2,266,899                        $ 1,992,273
Dec-97             $ 2,072,068                $ 2,333,093                        $ 2,038,295
Jan-98             $ 2,090,510                $ 2,299,963                        $ 2,037,479
Feb-98             $ 2,219,494                $ 2,454,750                        $ 2,147,503
Mar-98             $ 2,317,818                $ 2,604,981                        $ 2,244,785
Apr-98             $ 2,357,684                $ 2,622,434                        $ 2,243,663
May-98             $ 2,311,002                $ 2,583,622                        $ 2,216,066
Jun-98             $ 2,392,349                $ 2,616,693                        $ 2,234,016
Jul-98             $ 2,364,120                $ 2,570,639                        $ 2,176,378
Aug-98             $ 2,060,330                $ 2,188,128                        $ 1,913,907
Sep-98             $ 2,199,197                $ 2,313,726                        $ 2,012,282
Oct-98             $ 2,358,858                $ 2,493,040                        $ 2,131,208
Nov-98             $ 2,498,031                $ 2,609,216                        $ 2,221,358
Dec-98             $ 2,614,439                $ 2,697,929                        $ 2,278,225
Jan-99             $ 2,626,465                $ 2,719,513                        $ 2,275,263
Feb-99             $ 2,611,232                $ 2,681,168                        $ 2,233,171
Mar-99             $ 2,683,302                $ 2,736,668                        $ 2,280,290
Apr-99             $ 2,828,469                $ 2,992,272                        $ 2,442,191
May-99             $ 2,765,394                $ 2,959,357                        $ 2,408,000
Jun-99             $ 2,887,901                $ 3,045,179                        $ 2,483,852
Jul-99             $ 2,824,367                $ 2,955,955                        $ 2,421,011
Aug-99             $ 2,838,489                $ 2,846,289                        $ 2,364,601
Sep-99             $ 2,738,574                $ 2,746,669                        $ 2,280,894
Oct-99             $ 2,864,548                $ 2,904,877                        $ 2,357,761
Nov-99             $ 2,883,454                $ 2,882,219                        $ 2,344,557
Dec-99             $ 2,956,117                $ 2,896,054                        $ 2,373,630
Jan-00             $ 2,885,466                $ 2,801,642                        $ 2,283,669
Feb-00             $ 2,790,534                $ 2,593,480                        $ 2,155,099
Mar-00             $ 3,034,985                $ 2,909,885                        $ 2,354,445
Apr-00             $ 2,998,262                $ 2,876,130                        $ 2,336,551
May-00             $ 2,951,189                $ 2,906,330                        $ 2,371,833
Jun-00             $ 2,998,703                $ 2,773,510                        $ 2,320,839
Jul-00             $ 2,954,622                $ 2,808,179                        $ 2,334,300
Aug-00             $ 3,112,990                $ 2,964,314                        $ 2,471,090
Sep-00             $ 2,959,831                $ 2,991,586                        $ 2,465,653
Oct-00             $ 2,990,317                $ 3,065,179                        $ 2,517,432
Nov-00             $ 2,820,467                $ 2,951,461                        $ 2,428,818
Dec-00             $ 2,842,185                $ 3,099,329                        $ 2,550,502
Jan-01             $ 2,854,975                $ 3,111,416                        $ 2,571,671
Feb-01             $ 2,654,555                $ 3,024,919                        $ 2,485,778
Mar-01             $ 2,505,635                $ 2,918,139                        $ 2,394,798
Apr-01             $ 2,684,537                $ 3,061,128                        $ 2,519,088
May-01             $ 2,688,564                $ 3,130,003                        $ 2,562,920
Jun-01             $ 2,592,313                $ 3,060,517                        $ 2,499,360
Jul-01             $ 2,606,830                $ 3,054,090                        $ 2,496,611
Aug-01             $ 2,443,903                $ 2,931,621                        $ 2,414,222
Sep-01             $ 2,290,671                $ 2,725,235                        $ 2,247,882
Oct-01             $ 2,316,784                $ 2,701,798                        $ 2,259,347
Nov-01             $ 2,466,449                $ 2,858,773                        $ 2,375,929
Dec-01             $ 2,488,647                $ 2,926,240                        $ 2,417,745
Jan-02             $ 2,445,593                $ 2,903,708                        $ 2,394,051
Feb-02             $ 2,447,305                $ 2,908,353                        $ 2,397,642
Mar-02             $ 2,567,223                $ 3,045,919                        $ 2,488,513
Apr-02             $ 2,411,393                $ 2,941,444                        $ 2,403,655
May-02             $ 2,412,116                $ 2,956,151                        $ 2,405,818
Jun-02             $ 2,221,800                $ 2,786,468                        $ 2,254,973
Jul-02             $ 2,007,841                $ 2,527,326                        $ 2,073,899
Aug-02             $ 2,038,761                $ 2,546,534                        $ 2,089,246
Sep-02             $ 1,794,110                $ 2,263,359                        $ 1,871,755
Oct-02             $ 1,913,239                $ 2,431,074                        $ 1,985,184
Nov-02             $ 1,997,995                $ 2,584,232                        $ 2,099,133
Dec-02             $ 1,964,429                $ 2,472,076                        $ 2,020,626
Jan-03             $ 1,906,086                $ 2,412,252                        $ 1,964,452
Feb-03             $ 1,869,679                $ 2,347,845                        $ 1,915,930
Mar-03             $ 1,870,988                $ 2,351,836                        $ 1,918,613
Apr-03             $ 1,995,970                $ 2,558,798                        $ 2,065,578
May-03             $ 2,122,714                $ 2,724,096                        $ 2,189,513
Jun-03             $ 2,146,895                $ 2,758,147                        $ 2,212,503

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The Fund commenced operations on 3/29/88.

Returns for the Class A Shares prior to 8/24/98 (offering date of the Class A Shares) are calculated using the historical expenses of the Select Shares, which are lower than the expenses of the Class A Shares.

Returns for the Class B and C Shares prior to 2/16/01 (offering date of the Class B and C Shares) are calculated using the historical expenses of the Class A Shares, which are lower than the expenses of the Class B and C Shares.

JPMorgan Equity Income Fund, formerly Chase Equity Income Fund, is the successor to the AVESTA Trust Equity Fund. Effective 12/31/97, the AVESTA Trust was converted from a Texas Trust to Mutual Fund Investment Trust ("MFIT"), a Massachusetts business trust.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan Equity Income Fund, Russell 1000 Value Index, and Lipper Equity Income Funds Index from June 30, 1993 to June 30, 2003. The performance of the Fund assumes reinvestment of all dividends and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Lipper Equity Income Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN U.S. EQUITY FUND

AS OF JUNE 30, 2003                                                  (Unaudited)

FUND FACTS

Fund Inception                                  9/17/1993
Fiscal Year End                               DECEMBER 31
Net Assets as of 6/30/2003
(In Millions)                                     $ 426.5
Primary Benchmark                           S&P 500 INDEX

Q: HOW DID THE FUND PERFORM?

A: JPMorgan U.S. Equity Fund, which seeks to provide high total return from a portfolio of selected equity securities, returned 14.93% (Institutional shares) during the six months ended June 30, 2003. This compares with a return of 11.76% from the S&P 500 Index, the Fund's benchmark.

Q: WHY DID THE FUND PERFORM THIS WAY?

A: Amidst a backdrop of a quick end to formal war activity in Iraq, better-than-expected first quarter earnings results, substantial government tax cuts and the expectation of most investors that the pace of the economic recovery would strengthen in the second half of the year, the equity markets performed solidly in the first six months of 2003.

   The Fund outpaced the run up in the S&P 500 Index during the first half of the year, with stock selection within the Capital Markets, Pharmaceuticals and Semiconductors sectors contributing notably to performance. At the stock level, an overweight position in Capital One Financial benefited returns, as the credit card stock rebounded strongly following news of a management restructuring, along with its announcement of record earnings for the first quarter.

   Driving earnings were sharp gains in interest revenues and improving credit quality in the company's managed loan portfolio. A position in Countrywide Financial, a mortgage originator, positively impacted performance as low interest rates prompted a historically strong rate of home refinancings.

   Alternatively, stock picking within the Retail, Energy and Consumer Cyclicals sectors dragged on performance. At the stock level, undermining performance was a position in Freddie Mac, which declined amidst concerns about an earnings restatement and the dismissal of three senior executives. Additionally, an overweight in Jones Apparel negatively impacted performance as the stock came under pressure owing to a licensing dispute with Ralph Lauren.

Q: HOW WAS THE FUND MANAGED?

A: Keeping to our discipline, the fund continued to focus on overweighting companies that were attractively priced relative to their future earnings prospects, as forecasted by our team of equity research analysts. Style characteristics and sector weightings relative to the S&P 500 Index were also controlled, in order keep volatility in line with it.

                                                 SEMI-ANNUAL REPORT JUNE 30 2003

                                                                     (Unaudited)

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Consumer Goods & Services                  23.40%
Finance & Insurance                        19.70%
Technology                                 15.20%
Industrial Products & Services             11.30%
Pharmaceuticals                            11.10%
Energy                                      6.30%
Health Services & Systems                   4.50%
Telecommunications                          3.90%
Utilities                                   2.90%
Short-Term Investments                      1.70%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. Citigroup, Inc.                   4.0%
 2. Microsoft Corp.                   3.0%
 3. General Electric Co.              3.0%
 4. Pfizer, Inc.                      2.9%
 5. Procter & Gamble Co.              2.3%
 6. The Coca-Cola Co.                 2.3%
 7. Viacom, Inc., Class B             2.2%
 8. AMBAC Financial Group, Inc.       2.0%
 9. Freddie Mac                       1.9%
10. Home Depot                        1.8%

Top 10 equity holdings comprised 25.4% of the Portfolio's market value of investments ($108,376 in thousands). As of June 30, 2003 the Fund held 114 equity holdings. Portfolio holdings are subject to change at any time.

AVERAGE ANNUAL TOTAL RETURNS

                                       1 YEAR     3 YEARS      5 YEARS     10 YEARS
                                      -----------------------------------------------
CLASS A SHARES
             Without Sales Charge       1.77%     (10.61%)     (2.66%)        8.29%
               With Sales Charge*      (4.14%)    (12.36%)     (3.81%)        7.65%
                                      -----------------------------------------------
CLASS B SHARES
                     Without CDSC       1.08%     (11.01%)     (2.93%)        8.14%
                      With CDSC**      (3.92%)    (11.51%)     (3.08%)        8.14%
                                      -----------------------------------------------
CLASS C SHARES
                     Without CDSC       1.10%     (11.01%)     (2.92%)        8.14%
                     With CDSC***       0.10%     (11.01%)     (2.92%)        8.14%
                                      -----------------------------------------------
INSTITUTIONAL SHARES                    2.22%     (10.21%)     (2.32%)        8.59%
                                      -----------------------------------------------
SELECT SHARES                           2.05%     (10.36%)     (2.50%)        8.38%

  * Sales Charge for Class A Shares is 5.75%.
 ** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, 2% CDSC for the five year period and 0% for the ten year period.
*** Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

[CHART]

TEN-YEAR FUND PERFORMANCE (6/30/93 TO 6/30/03)

                   JPMORGAN U.S. EQUITY                    LIPPER LARGE-CAP
            FUND (INSTITUTIONAL SHARES)     S&P 500 INDEX  CORE FUNDS INDEX
 6/30/1993              $  3,000,000.00   $  3,000,000.00   $  3,000,000.00
 7/31/1993              $  3,003,300.00   $  2,988,000.00   $  2,988,600.00
 8/31/1993              $  3,112,019.46   $  3,101,245.20   $  3,098,879.34
 9/30/1993              $  3,072,185.61   $  3,077,365.61   $  3,098,879.34
10/31/1993              $  3,152,369.66   $  3,141,067.08   $  3,146,911.97
11/30/1993              $  3,158,359.16   $  3,111,226.94   $  3,097,190.76
12/31/1993              $  3,221,842.18   $  3,148,872.79   $  3,168,116.43
 1/31/1994              $  3,361,670.13   $  3,255,934.46   $  3,270,129.78
 2/28/1994              $  3,290,066.55   $  3,167,698.64   $  3,208,651.34
 3/31/1994              $  3,154,844.82   $  3,029,586.98   $  3,061,053.38
 4/30/1994              $  3,229,299.16   $  3,068,365.69   $  3,090,439.49
 5/31/1994              $  3,262,238.01   $  3,118,686.89   $  3,114,853.96
 6/30/1994              $  3,160,782.41   $  3,042,279.06   $  3,032,621.82
 7/31/1994              $  3,267,300.77   $  3,142,065.81   $  3,123,600.47
 8/31/1994              $  3,382,309.76   $  3,270,890.51   $  3,235,113.01
 9/30/1994              $  3,303,501.94   $  3,190,753.69   $  3,167,175.63
10/31/1994              $  3,333,894.16   $  3,262,545.65   $  3,218,167.16
11/30/1994              $  3,179,534.86   $  3,143,788.99   $  3,104,887.68
12/31/1994              $  3,211,012.26   $  3,190,317.07   $  3,133,763.13
 1/31/1995              $  3,282,296.73   $  3,272,946.28   $  3,188,917.36
 2/28/1995              $  3,422,122.57   $  3,400,591.19   $  3,298,616.12
 3/31/1995              $  3,546,345.62   $  3,500,908.63   $  3,380,751.66
 4/30/1995              $  3,624,010.59   $  3,604,185.43   $  3,455,128.20
 5/31/1995              $  3,757,374.18   $  3,748,352.85   $  3,566,728.84
 6/30/1995              $  3,816,364.95   $  3,835,314.63   $  3,660,533.81
 7/31/1995              $  3,934,290.63   $  3,962,647.08   $  3,785,358.01
 8/31/1995              $  3,963,404.38   $  3,972,553.70   $  3,791,036.05
 9/30/1995              $  4,071,605.32   $  4,140,195.46   $  3,932,820.80
10/31/1995              $  3,966,557.90   $  4,125,290.76   $  3,914,729.82
11/30/1995              $  4,189,478.45   $  4,306,391.02   $  4,067,795.76
12/31/1995              $  4,264,889.07   $  4,389,504.37   $  4,129,219.47
 1/31/1996              $  4,375,776.18   $  4,538,747.52   $  4,250,618.53
 2/29/1996              $  4,466,792.33   $  4,580,957.87   $  4,302,476.07
 3/31/1996              $  4,550,768.02   $  4,624,935.07   $  4,341,628.60
 4/30/1996              $  4,648,154.46   $  4,692,921.61   $  4,404,582.22
 5/31/1996              $  4,712,298.99   $  4,813,998.99   $  4,492,233.41
 6/30/1996              $  4,658,578.78   $  4,832,292.19   $  4,498,522.53
 7/31/1996              $  4,413,071.68   $  4,618,704.87   $  4,314,532.96
 8/31/1996              $  4,566,646.57   $  4,716,159.54   $  4,412,472.86
 9/30/1996              $  4,776,255.65   $  4,981,679.33   $  4,641,038.95
10/31/1996              $  4,845,033.73   $  5,119,173.68   $  4,733,395.63
11/30/1996              $  5,257,346.10   $  5,506,183.20   $  5,040,119.67
12/31/1996              $  5,170,074.16   $  5,397,160.78   $  4,947,381.46
 1/31/1997              $  5,467,870.43   $  5,734,483.33   $  5,218,003.23
 2/28/1997              $  5,490,288.70   $  5,779,212.30   $  5,211,741.63
 3/31/1997              $  5,305,815.00   $  5,541,686.67   $  4,988,679.08
 4/30/1997              $  5,524,414.58   $  5,872,525.36   $  5,265,051.91
 5/31/1997              $  5,901,179.65   $  6,230,162.16   $  5,584,640.56
 6/30/1997              $  6,082,345.87   $  6,509,273.42   $  5,827,013.96
 7/31/1997              $  6,613,942.89   $  7,027,411.59   $  6,287,348.06
 8/31/1997              $  6,379,147.92   $  6,633,876.54   $  5,967,322.04
 9/30/1997              $  6,666,847.49   $  6,997,412.97   $  6,274,639.13
10/31/1997              $  6,403,507.02   $  6,763,699.38   $  6,081,380.24
11/30/1997              $  6,551,428.03   $  7,076,858.66   $  6,280,241.38
12/31/1997              $  6,647,734.02   $  7,198,580.63   $  6,394,541.77
 1/31/1998              $  6,688,285.20   $  7,278,484.88   $  6,457,847.73
 2/28/1998              $  7,185,893.62   $  7,803,263.64   $  6,915,709.14
 3/31/1998              $  7,497,761.40   $  8,202,790.73   $  7,258,036.74
 4/30/1998              $  7,656,713.94   $  8,285,638.92   $  7,331,342.91
 5/31/1998              $  7,583,975.16   $  8,143,125.93   $  7,205,976.95
 6/30/1998              $  7,688,634.02   $  8,473,736.84   $  7,548,260.85
 7/31/1998              $  7,520,252.93   $  8,383,915.23   $  7,487,119.94
 8/31/1998              $  6,320,020.56   $  7,171,601.09   $  6,366,298.08
 9/30/1998              $  6,829,414.22   $  7,631,300.72   $  6,682,703.10
10/31/1998              $  7,338,888.52   $  8,251,725.47   $  7,183,905.83
11/30/1998              $  7,912,055.72   $  8,751,780.03   $  7,611,348.23
12/31/1998              $  8,294,999.21   $  9,255,882.56   $  8,116,741.75
 1/31/1999              $  8,545,508.19   $  9,642,778.45   $  8,400,827.71
 2/28/1999              $  8,205,396.96   $  9,342,888.04   $  8,141,242.14
 3/31/1999              $  8,575,460.37   $  9,716,603.57   $  8,468,520.07
 4/30/1999              $  9,094,275.72   $ 10,092,636.12   $  8,695,476.41
 5/31/1999              $  8,998,785.82   $  9,854,449.91   $  8,465,046.28
 6/30/1999              $  9,518,915.64   $ 10,401,371.88   $  8,937,395.86
 7/31/1999              $  9,154,341.17   $ 10,076,849.08   $  8,675,530.17
 8/31/1999              $  8,927,313.51   $ 10,026,464.83   $  8,587,039.76
 9/30/1999              $  8,555,937.27   $  9,751,739.70   $  8,354,330.98
10/31/1999              $  8,927,264.95   $ 10,369,024.82   $  8,866,451.47
11/30/1999              $  9,148,661.12   $ 10,579,516.02   $  9,083,679.53
12/31/1999              $  9,529,245.42   $ 11,202,649.52   $  9,687,744.22
 1/31/2000              $  9,132,828.81   $ 10,640,276.51   $  9,296,359.35
 2/29/2000              $  8,901,768.24   $ 10,439,175.28   $  9,293,570.45
 3/31/2000              $  9,874,731.51   $ 11,460,126.63   $ 10,101,181.72
 4/30/2000              $  9,420,493.86   $ 11,115,176.82   $  9,770,873.08
 5/31/2000              $  9,218,895.29   $ 10,887,315.69   $  9,521,715.81
 6/30/2000              $  9,441,992.56   $ 11,155,143.66   $  9,870,210.61
 7/31/2000              $  9,420,275.98   $ 10,981,123.42   $  9,716,235.33
 8/31/2000              $ 10,113,608.29   $ 11,663,051.18   $ 10,386,655.56
 9/30/2000              $  9,672,654.97   $ 11,047,242.08   $  9,834,085.49
10/31/2000              $  9,672,654.97   $ 11,000,843.66   $  9,720,010.09
11/30/2000              $  8,805,985.08   $ 10,133,977.18   $  8,864,649.21
12/31/2000              $  8,921,343.49   $ 10,183,633.67   $  8,972,797.93
 1/31/2001              $  9,353,136.51   $ 10,545,152.66   $  9,226,728.11
 2/28/2001              $  8,381,345.63   $  9,583,434.74   $  8,367,719.72
 3/31/2001              $  7,772,021.80   $  8,975,844.98   $  7,853,941.73
 4/30/2001              $  8,481,607.39   $  9,673,268.13   $  8,450,841.30
 5/31/2001              $  8,574,056.91   $  9,738,079.03   $  8,498,166.01
 6/30/2001              $  8,404,290.59   $  9,501,443.71   $  8,272,114.80
 7/31/2001              $  8,342,939.26   $  9,408,329.56   $  8,152,169.13
 8/31/2001              $  7,802,316.80   $  8,819,368.13   $  7,672,006.37
 9/30/2001              $  7,084,503.65   $  8,107,645.12   $  7,089,701.09
10/31/2001              $  7,284,995.11   $  8,262,501.14   $  7,257,018.03
11/30/2001              $  7,963,956.65   $  8,896,234.98   $  7,732,352.71
12/31/2001              $  8,090,583.56   $  8,974,521.85   $  7,819,728.30
 1/31/2002              $  7,811,458.43   $  8,843,493.83   $  7,696,176.59
 2/28/2002              $  7,578,676.97   $  8,672,814.40   $  7,566,880.83
 3/31/2002              $  7,938,664.12   $  8,998,912.22   $  7,824,154.77
 4/30/2002              $  7,371,843.51   $  8,453,578.14   $  7,414,951.48
 5/31/2002              $  7,270,849.25   $  8,391,021.66   $  7,360,822.33
 6/30/2002              $  6,685,545.89   $  7,793,580.92   $  6,852,189.51
 7/31/2002              $  6,149,365.11   $  7,185,681.61   $  6,343,071.83
 8/31/2002              $  6,188,106.11   $  7,233,107.11   $  6,395,085.02
 9/30/2002              $  5,477,711.52   $  6,446,868.36   $  5,774,122.26
10/31/2002              $  5,890,730.97   $  7,014,192.78   $  6,222,771.56
11/30/2002              $  6,334,892.09   $  7,427,328.74   $  6,500,929.45
12/31/2002              $  5,945,929.71   $  6,991,344.54   $  6,158,330.47
 1/31/2003              $  5,789,551.76   $  6,808,171.31   $  5,996,982.21
 2/28/2003              $  5,703,866.40   $  6,706,048.74   $  5,917,222.35
 3/31/2003              $  5,788,283.62   $  6,771,097.41   $  5,966,927.02
 4/30/2003              $  6,320,805.71   $  7,329,035.84   $  6,406,689.54
 5/31/2003              $  6,751,884.66   $  7,715,276.03   $  6,717,413.98
 6/30/2003              $  6,837,197.00   $  7,814,032.00   $  6,783,916.00

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The Fund commenced operations on 9/17/93.

Returns for the Institutional Shares prior to 9/10/01 (offering date of the Institutional Shares) are calculated using the historical expenses of the J.P. Morgan Institutional U.S. Equity Fund, which are similar to the expenses of the Institutional Shares. The returns presented prior to 9/17/93 are based on the historical expenses of the J.P. Morgan U.S. Equity Fund which are higher than the expenses of the Institutional Shares.

Returns for the Select Shares prior to 9/10/01 (offering date of the Select Shares) are calculated using the historical expenses of the J.P. Morgan U.S. Equity Fund, which are similar to the expenses of the Select Shares.

Returns for the Class A, Class B, and Class C Shares prior to 9/10/01 (offering date of the Class A, Class B, and Class C Shares) are calculated using the historical expenses of the J.P. Morgan U.S. Equity Fund-Advisor Series, which are similar to the expenses of the Class A Shares, but are lower than Class B and C Shares. The returns presented prior to 9/15/00 are based on the historical expenses of the J.P. Morgan U.S. Equity Fund which are lower than the expenses of the Class A, Class B, and Class C Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Shares of the JPMorgan U.S. Equity Fund, S&P 500 Index and Lipper Large-Cap Core Funds Index from June 30, 1993 to June 30, 2003. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The S&P 500 Index is an unmanaged broad-based index that replicates the U.S. stock markets. The Lipper Large-Cap Core Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Shares have a $3,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN DISCIPLINED EQUITY FUND

PORTFOLIO OF INVESTMENTS             AS OF JUNE 30, 2003             (Unaudited)
(Amounts in thousands)

SHARES       ISSUER                                               VALUE
-----------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 98.0%

             COMMON STOCKS -- 98.0%

             AEROSPACE -- 2.1%
         3   Goodrich Corp.                                  $       59
        42   Lockheed Martin Corp.                                2,007
        33   Northrop Grumman Corp.                               2,865
       121   Raytheon Co.                                         3,977
        58   The Boeing Co.                                       1,991
       138   United Technologies Corp.                            9,746
             ----------------------------------------------------------
                                                                 20,645
             ----------------------------------------------------------

             AGRICULTURAL PRODUCTION/SERVICES -- 0.4%
       196   Monsanto Co.                                         4,250

             APPAREL -- 1.2%
       143   Jones Apparel Group, Inc.*                           4,184
       135   Nike, Inc., Class B                                  7,243
             ----------------------------------------------------------
                                                                 11,427
             ----------------------------------------------------------

             AUTOMOTIVE -- 0.9%
         6   Dana Corp.                                              71
        28   Ford Motor Co.                                         308
         1   General Motors Corp.                                    18
        67   Harley-Davidson, Inc.                                2,655
        45   Johnson Controls, Inc.                               3,877
        48   Lear Corp.*                                          2,186
             ----------------------------------------------------------
                                                                  9,115
             ----------------------------------------------------------

             BANKING -- 5.1%
        37   Bank of America Corp.                                2,956
         1   City National Corp.                                     49
         2   Compass Bancshares, Inc.                                70
        62   GreenPoint Financial Corp.                           3,174
        43   Hibernia Corp., Class A                                775
       131   Mellon Financial Corp.                               3,632
        48   National Commerce Financial Corp.                    1,054
        44   North Fork Bancorporation, Inc.                      1,488
        59   SouthTrust Corp.                                     1,591
       110   SunTrust Banks, Inc.                                 6,516
       610   U.S. Bancorp                                        14,952
       282   Wachovia Corp.                                      11,257
        17   Wells Fargo & Co.                                      847
             ----------------------------------------------------------
                                                                 48,361
             ----------------------------------------------------------

             BIOTECHNOLOGY -- 1.5%
       149   Amgen, Inc.*                                    $    9,873
        32   Gilead Sciences, Inc.*                               1,751
        31   Human Genome Sciences, Inc.*                           399
        76   MedImmune, Inc.*                                     2,768
             ----------------------------------------------------------
                                                                 14,791
             ----------------------------------------------------------

             BUSINESS SERVICES -- 1.5%
         4   BearingPoint, Inc.*                                     37
       119   Cendant Corp.*                                       2,171
        21   Cintas Corp.                                           734
        61   Computer Sciences Corp.*                             2,306
        44   Concord EFS, Inc.*                                     645
       219   First Data Corp.                                     9,074
         1   Moody's Corp.                                           32
             ----------------------------------------------------------
                                                                 14,999
             ----------------------------------------------------------

             CHEMICALS -- 0.9%
        86   Air Products & Chemicals, Inc.                       3,561
        77   Eastman Chemical Co.                                 2,432
        49   Praxair, Inc.                                        2,957
             ----------------------------------------------------------
                                                                  8,950
             ----------------------------------------------------------

             COMPUTER NETWORKS -- 1.9%
     1,042   Cisco Systems, Inc.*                                17,396
       100   Juniper Networks, Inc.*                              1,232
             ----------------------------------------------------------
                                                                 18,628
             ----------------------------------------------------------

             COMPUTER SOFTWARE -- 4.3%
        11   Affiliated Computer Services, Inc., Class A*           494
        32   Electronic Arts, Inc.*                               2,331
     1,313   Microsoft Corp.                                     33,616
       184   Oracle Corp.*                                        2,216
       306   Siebel Systems, Inc.*                                2,920
             ----------------------------------------------------------
                                                                 41,577
             ----------------------------------------------------------

             COMPUTERS/COMPUTER HARDWARE -- 3.9%
       328   Dell Computer Corp.*                                10,467
       281   EMC Corp.*                                           2,945
       158   Hewlett-Packard Co.                                  3,368
       196   International Business Machines Corp.               16,178

SEE NOTES TO FINANCIAL STATEMENTS.

SHARES       ISSUER                                               VALUE
-----------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             COMPUTERS/COMPUTER HARDWARE -- CONTINUED
        67   NCR Corp.*                                      $    1,727
       743   Sun Microsystems, Inc.*                              3,418
             ----------------------------------------------------------
                                                                 38,103
             ----------------------------------------------------------

             CONSTRUCTION MATERIALS -- 0.3%
       136   Masco Corp.                                          3,244

             CONSUMER PRODUCTS -- 4.8%
       313   Altria Group, Inc.                                  14,209
        13   Black & Decker Corp.                                   565
        18   Fortune Brands, Inc.                                   924
       248   Procter & Gamble Co.                                22,099
       254   The Gillette Co.                                     8,092
             ----------------------------------------------------------
                                                                 45,889
             ----------------------------------------------------------

             DIVERSIFIED -- 3.9%
     1,010   General Electric Co.                                28,979
       443   Tyco International LTD (Bermuda)                     8,404
             ----------------------------------------------------------
                                                                 37,383
             ----------------------------------------------------------

             ENTERTAINMENT/LEISURE -- 0.3%
        99   Carnival Corp.                                       3,215

             ENVIRONMENTAL SERVICES -- 0.5%
       207   Waste Management, Inc.                               4,996

             FINANCIAL SERVICES -- 10.1%
       192   Capital One Financial Corp.                          9,452
        80   CIT Group, Inc.                                      1,977
       772   Citigroup, Inc.                                     33,041
       141   Countrywide Financial Corp.                          9,775
       185   E*TRADE Group, Inc.*                                 1,575
       118   Fannie Mae                                           7,931
       173   Freddie Mac                                          8,804
         0^^ Golden West Financial Corp.                              8
        72   Goldman Sachs Group, Inc.                            6,022
        26   MBNA Corp.                                             546
        18   Merrill Lynch & Co., Inc.                              831
       301   Morgan Stanley                                      12,880
       105   Washington Mutual, Inc.                              4,332
             ----------------------------------------------------------
                                                                 97,174
             ----------------------------------------------------------

             FOOD/BEVERAGE PRODUCTS -- 3.4%
        78   Archer Daniele Midland Co.                      $    1,004
        19   Kellogg Co.                                            663
        53   Kraft Foods, Inc., Class A                           1,738
       138   PepsiCo, Inc.                                        6,119
        57   Sysco Corp.                                          1,706
       476   The Coca-Cola Co.                                   22,101
             ----------------------------------------------------------
                                                                 33,331
             ----------------------------------------------------------

             HEALTH CARE/HEALTH CARE SERVICES -- 4.4%
       125   Aetna, Inc.                                          7,501
        91   Anthem, Inc.*                                        7,036
        59   Bakler International, Inc.                           1,537
         4   Becton, Dickinson & Co.                                136
       148   CIGNA Corp.                                          6,933
       262   Guidant Corp.                                       11,621
        57   Medtronic, Inc.                                      2,729
        58   SL Jude Medical, Inc.*                               3,324
        13   Tanel Healthcare Corp.*                                154
        14   UnitedHealth Group, Inc.                               719
         7   WellPoint Health Networks, Inc.*                       556
             ----------------------------------------------------------
                                                                 42,246
             ----------------------------------------------------------

             INDUSTRIAL COMPONENTS -- 0.0%^
        10   SPX Corp.*                                             445

             INSURANCE -- 3.8%
        12   APLAC, Inc.+                                           372
       106   AMBAC Financial Group, Inc.                          7,002
       108   American International Group, Inc.                   5,932
       175   AON Corp.                                            4,219
        11   Hartford Financial Services Group, Inc.                529
        95   MBIA, Inc.                                           4,651
        18   Protective Life Corp.                                  490
       195   The Allstate Corp.                                   6,948
        43   Torchmark Corp.                                      1,594
       330   Travelers Property Casually Corp., Class A           5,241
             ----------------------------------------------------------
                                                                 36,978
             ----------------------------------------------------------

             INTERNET SERVICES/SOFTWARE -- 0.7%
        66   eBay, Inc.*                                          6,865

                                              SEE NOTES TO FINANCIAL STATEMENTS.

SHARES       ISSUER                                               VALUE
-----------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             MACHINERY & ENGINEERING EQUIPMENT -- 0.4%
        77   Ingersoll-Rand Co., LTD (Bermuda), Class A      $    3,629

             MANUFACTURING -- 1.0%
        28   3M Co.                                               3,599
        11   Cooper Industries LTD, Class A                         471
         6   Eaton Corp.                                            448
       200   Honeywell International, Inc.                        5,372
             ----------------------------------------------------------
                                                                  9,890
             ----------------------------------------------------------

             METALS/MINING -- 0.8%
       290   Alcoa, Inc.                                          7,385

             MULTI-MEDIA -- 4.3%
       440   AOL Time Warner, Inc.*                               7,072
        87   Comcast Corp., Class A*                              2,614
       210   Comcast Corp., Special Class A*                      6,054
        49   Fox Entertainment Group, Inc., Class A*              1,402
         1   Knight Ridder, Inc.                                     48
        81   Liberty Media Corp., Class A*                          936
        25   The E.W. Scripps Co., Class A                        2,236
        99   The Walt Disney Co.                                  1,947
        83   Tribune Co.                                          4,019
       352   Viacom, Inc., Class B*                              15,346
             ----------------------------------------------------------
                                                                 41,674
             ----------------------------------------------------------

             OFFICE/BUSINESS EQUIPMENT -- 0.1%
        18   Pitney Bowes, Inc.                                     688

             OIL & GAS -- 5.9%
       110   Anadarko Petroleum Corp.                             4,892
        94   Baker Hughes, Inc.                                   3,162
       103   ChevronTexaco Corp.                                  7,429
       189   ConocoPhillips                                      10,357
        67   Cooper Cameron Corp.*                                3,365
        32   Devon Energy Corp.                                   1,693
        19   Diamond Offshore Drilling, Inc.                        390
        10   ENSCO International, Inc.                              280
       534   Exxon Mobil Corp.                                   19,169
       130   Rowan Companies, Inc.*                               2,901
        61   Transocean, Inc.*                                    1,345
        22   Valero Energy Corp.                                    788
             ----------------------------------------------------------
                                                                 55,771
             ----------------------------------------------------------

             PACKAGING -- 0.0%^
        32   Smurfit-Stone Container Corp.*                  $      417

             PAPER/FOREST PRODUCTS -- 0.2%
        36   Bowater, Inc.                                        1,344
        56   Georgia-Pacific Corp.                                1,069
             ----------------------------------------------------------
                                                                  2,413
             ----------------------------------------------------------

             PHARMACEUTICALS -- 9.6%
       165   Abbott Laboratories                                  7,199
       301   Bristol-Myers Squibb Co.                             8,183
       152   Eli Lilly & Co.                                     10,449
       134   Forest Laboratories, Inc.*                           7,320
       147   Johnson & Johnson                                    7,595
       258   Merck & Co., Inc.                                   15,633
       776   Pfizer, Inc.                                        26,496
         2   Watson Pharmaceuticals, Inc.*                           89
       201   Wyeth                                                9,160
             ----------------------------------------------------------
                                                                 92,124
             ----------------------------------------------------------

             PHOTOGRAPHIC EQUIPMENT -- 0.1%
        20   Eastman Kodak Co.                                      547

             PIPELINES -- 0.1%
       176   Dynegy, Inc., Class A*                                 737
        83   El Paso Corp.                                          667
             ----------------------------------------------------------
                                                                  1,404
             ----------------------------------------------------------

             PRINTING & PUBLISHING -- 0.1%
        13   The McGraw-Hill Companies, Inc.                        787

             REAL ESTATE INVESTMENT TRUST -- 0.4%
        26   CarrAmerica Realty Corp.                               720
         6   Developers Diversified Realty Corp.                    156
        11   Equity Office Properties Trust                         292
         9   Highwoods Properties, Inc.                             207
        40   ProLogis                                             1,088
        11   The Mills Corp.                                        369
        18   The Rouse Co.                                          674
             ----------------------------------------------------------
                                                                  3,506
             ----------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

SHARES       ISSUER                                               VALUE
-----------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             RESTAURANTS/FOOD SERVICES -- 0.5%
        21   McDonald's Corp.                                $      472
        19   Wendy's International, Inc.                            562
       145   Yum! Brands, Inc.*                                   4,274
             ----------------------------------------------------------
                                                                  5,308
             ----------------------------------------------------------

             RETAILING -- 6.8%
       126   Abercrombie & Fitch Co., Class A*                    3,585
        63   Bed Bath & Beyond, Inc.*                             2,433
       217   CVS Corp.                                            6,083
        48   Family Dollar Stores                                 1,827
       363   Home Depot, Inc.                                    12,032
        89   Kohl's Corp.*                                        4,547
        17   Kroger Co.*                                            284
        99   Lowe's Companies, Inc.                               4,239
       180   Target Corp.                                         6,815
       112   The Gap, Inc.                                        2,103
       367   Wal-Mart Stores, Inc.                               19,691
        56   Walgreen Co.                                         1,674
             ----------------------------------------------------------
                                                                 65,313
             ----------------------------------------------------------

             SEMI-CONDUCTORS -- 3.0%
       237   Altera Corp.*                                        3,879
        63   Analog Devices, Inc.*                                2,176
       136   Applied Materials, Inc.*                             2,162
       629   Intel Corp.                                         13,079
         8   Intersil Corp., Class A*                               210
        78   Maxim Integrated Products, Inc.                      2,667
        34   Novellus Systems, Inc.*                              1,260
        25   QLogic Corp.*                                        1,223
       112   Xilinx, Inc.*                                        2,822
             ----------------------------------------------------------
                                                                 29,478
             ----------------------------------------------------------

             SHIPPING/TRANSPORTATION -- 1.3%
        60   Burlington Northern Santa Fe Corp.                   1,709
        34   CSX Corp.                                            1,029
        95   FedEx Corp.                                          5,894
        25   Norfolk Southern Corp.                                 480
        29   Union Pacific Corp.                                  1,665
        34   United Parcel Service, Inc., Class B                 2,191
             ----------------------------------------------------------
                                                                 12,968
             ----------------------------------------------------------

             STEEL -- 0.2%
       130   United States Steel Corp.                       $    2,122

             TELECOMMUNICATIONS -- 3.7%
       405   AT&T Wireless Services, Inc.*                        3,321
        88   BellSouth Corp.                                      2,349
        13   Nextel Communications, Inc., Class A*                  237
       139   Qwest Communications International, Inc.*              665
       319   SBC Communications, Inc.                             8,140
         7   Sprint Corp. -- FON Group                               95
       178   Sprint Corp. -- PCS Group*                           1,024
       515   Verizon Communications, Inc.                        20,301
             ----------------------------------------------------------
                                                                 36,132
             ----------------------------------------------------------

             TELECOMMUNICATIONS EQUIPMENT -- 0.6%
       600   Lucent Technologies, Inc.*                           1,219
        13   Motorola, Inc.                                         120
       138   QUALCOMM, Inc.                                       4,936
             ----------------------------------------------------------
                                                                  6,275
             ----------------------------------------------------------

             TOYS & GAMES -- 0.2%
         2   Hasbro, Inc.                                            26
        89   Mattel, Inc.                                         1,692
             ----------------------------------------------------------
                                                                  1,718
             ----------------------------------------------------------

             UTILITIES -- 2.8%
        81   American Electric Power Co., Inc.                    2,410
        15   Dominion Resources, Inc.                               990
        74   DTE Energy Co.                                       2,871
       223   Edison International*                                3,666
        25   FirstEnergy Corp.                                      954
         8   Pepco Holdings, Inc.                                   161
       284   PG&E Corp.*                                          6,013
        93   Pinnacle West Capital Corp.                          3,479
        21   Progress Energy, Inc.                                  926
        28   Public Service Enterprise Group, Inc.                1,200
        19   SCANA Corp.                                            648
       274   Xcel Energy, Inc.                                    4,116
             ----------------------------------------------------------
                                                                 27,434
             ----------------------------------------------------------
             Total Common Stocks                                949,595
             (Cost $805,394)
             ----------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                               VALUE
-----------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 2.0%

             U.S. TREASURY SECURITIES -- 0.2%
             U.S. Treasury Notes & Bonds,
$    1,200   3.00%, 11/30/03@+                               $    1,210
       350   3.00%, 02/29/04@+                                      355
             Total U.S. Treasury Securities                       1,565
             (Cost $1,563)
             ----------------------------------------------------------

SHARES       ISSUER                                               VALUE
-----------------------------------------------------------------------
             MONEY MARKET FUND -- 1.8%
    17,293   JPMorgan Prime Money Market Fund (a)+           $   17,293
             (Cost $17,293)
             Total Short-Term Investments                        18,858
             (Cost $18,856)
             Total Investments -- 100.0%                     $  968,453
             (Cost $824,250)
             ----------------------------------------------------------

FUTURE CONTRACTS
(Amounts in thousands, except number of contracts)

                                                                 NOTIONAL       UNREALIZED
                                                                 VALUE AT     APPRECIATION
NUMBER OF                                                         6/30/03   (DEPRECIATION)
CONTRACTS    DESCRIPTION                      EXPIRATION DATE       (USD)            (USD)
------------------------------------------------------------------------------------------
             LONG FUTURES OUTSTANDING
77           S & P 500 Index                  September, 2003    $ 18,736    $       (441)

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN DISCIPLINED EQUITY VALUE

PORTFOLIO OF INVESTMENTS             AS OF JUNE 30, 2003             (Unaudited)
(Amounts in thousands)

SHARES       ISSUER                                               VALUE
-----------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 99.7%

             COMMON STOCKS -- 99.7%

             AEROSPACE -- 2.7%
         0^^ Goodrich Corp.                                  $        2
         2   Lockheed Martin Corp.                                   71
         1   Northrop Grumman Corp.                                  95
         9   Raytheon Co.                                           280
         1   The Boeing Co.                                          38
         3   United Technologies Corp.                              212
             ----------------------------------------------------------
                                                                    698
             ----------------------------------------------------------

             AGRICULTURAL PRODUCTION/SERVICES -- 0.6%
         7   Monsanto Co.                                           147

             APPAREL -- 1.2%
         4   Jones Apparel Group, Inc.*                             102
         4   Nike, Inc., Class B                                    214
             ----------------------------------------------------------
                                                                    316
             ----------------------------------------------------------

             AUTOMOTIVE -- 1.6%
         0^^ Dana Corp.                                               2
         4   Delphi Corp.                                            36
         7   Ford Motor Co.                                          75
         1   General Motors Corp.                                    32
         0^^ Harley-Davidson, Inc.                                   12
         2   Johnson Controls, Inc.                                 172
         2   Lear Corp.*                                             78
             ----------------------------------------------------------
                                                                    407
             ----------------------------------------------------------

             BANKING -- 12.6%
         3   AmSouth Bancorp                                         63
         0^^ Astoria Financial Corp.                                  8
         6   Bank of America Corp.                                  443
         4   Bank One Corp.                                         138
         1   City National Corp.                                     27
         1   Compass Bancshares, Inc.                                49
         2   First Tennessee National Corp.                          66
         1   FirstMerit Corp.                                        25
         2   FleetBoston Financial Corp.                             56
         3   GreenPoint Financial Corp.                             173
         4   Hibernia Corp., Class A                                 73
         2   Marshall & Ilsley Corp.                                 49
         4   Mellon Financial Corp.                                 111
         2   National Commerce Financial Corp.                       53
         4   North Fork Bancorporation, Inc.                        126
         3   PNC Financial Services Group, Inc.              $      132
         6   SouthTrust Corp.                                       160
         5   SunTrust Banks, Inc.                                   273
        21   U.S. Bancorp                                           524
        12   Wachovia Corp.                                         460
         4   Wells Fargo & Co.                                      197
             ----------------------------------------------------------
                                                                  3,206
             ----------------------------------------------------------

             BIOTECHNOLOGY -- 0.2%
         0^^ Gilead Sciences, Inc.*                                  17
         1   Human Genome Sciences, Inc.*                            18
         1   MedImmune, Inc.*                                        25
             ----------------------------------------------------------
                                                                     60
             ----------------------------------------------------------

             BROADCASTING/CABLE -- 0.1%
         1   Cox Communications, Inc., Class A*                      29

             BUSINESS SERVICES -- 1.0%
         1   BearingPoint, Inc.*                                     13
         6   Cendant Corp.*                                         112
         1   Computer Sciences Corp.*                                53
         2   First Data Corp.                                        66
             ----------------------------------------------------------
                                                                    244
             ----------------------------------------------------------

             CHEMICALS -- 2.2%
         4   Air Products & Chemicals, Inc.                         166
         2   Eastman Chemical Co.                                    76
         1   PPG Industries, Inc.                                    66
         3   Praxair, Inc.                                          187
         2   Rohm & Haas Co.                                         59
             ----------------------------------------------------------
                                                                    554
             ----------------------------------------------------------

             COMPUTER NETWORKS -- 0.6%
         9   Cisco Systems, Inc.*                                   144
         2   Juniper Networks, Inc.*                                 21
             ----------------------------------------------------------
                                                                    165
             ----------------------------------------------------------

             COMPUTER SOFTWARE -- 0.4%
         1   Electronic Arts, Inc.* (l)                              44
         1   Microsoft Corp.                                         26
         4   Siebel Systems, Inc.* (l)                               34
             ----------------------------------------------------------
                                                                    104
             ----------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

SHARES       ISSUER                                               VALUE
-----------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             COMPUTERS/COMPUTER HARDWARE -- 3.4%
         2   Dell Computer Corp.*                            $       54
         2   EMC Corp.*                                              18
        12   Hewlett-Packard Co.                                    245
         5   International Business Machines Corp.                  404
         2   NCR Corp.*                                              56
        21   Sun Microsystems, Inc.*                                 95
             ----------------------------------------------------------
                                                                    872
             ----------------------------------------------------------

             CONSTRUCTION MATERIALS -- 0.3%
         0^^ American Standard Companies, Inc.*                       7
         3   Masco Corp.                                             81
             ----------------------------------------------------------
                                                                     88
             ----------------------------------------------------------

             CONSUMER PRODUCTS -- 4.3%
        11   Altria Group, Inc.                                     496
         0^^ Black & Decker Corp.                                    17
         1   Fortune Brands, Inc.                                    47
         0^^ Newell Rubbermaid, Inc.                                  8
         4   Procter & Gamble Co.                                   393
         4   The Gillette Co.                                       140
             ----------------------------------------------------------
                                                                  1,101
             ----------------------------------------------------------

             DIVERSIFIED -- 0.5%
         6   Tyco International LTD (Bermuda)                       116

             ENTERTAINMENT/LEISURE -- 0.1%
         1   Harrah's Entertainment, Inc.*                           28

             ENVIRONMENTAL SERVICES -- 0.5%
         6   Waste Management, Inc.                                 137

             FINANCIAL SERVICES -- 13.8%
         4   Capital One Financial Corp. (l)                        211
         3   CIT Group, Inc.                                         84
        30   Citigroup, Inc.                                      1,293
         4   Countrywide Financial Corp.                            306
         7   E*TRADE Group, Inc.*                                    57
         0^^ Fannie Mae                                               7
         4   Freddie Mac                                            213
         1   Golden West Financial Corp.                             40
         3   Goldman Sachs Group, Inc.                       $      268
         3   MBNA Corp.                                              56
         4   Merrill Lynch & Co., Inc.                              187
        12   Morgan Stanley                                         504
         6   Washington Mutual, Inc.                                260
                                                                  3,486

             FOOD/BEVERAGE PRODUCTS -- 2.6%
         3   Archer Daniels Midland Co.                              44
         0^^ H.J. Heinz Co.                                          10
         0^^ Hershey Foods Corp.                                      7
         3   Kellogg Co.                                             86
         2   Kraft Foods, Inc., Class A                              68
         3   Sysco Corp.                                             90
         8   The Coca-Cola Co.                                      348
             ----------------------------------------------------------
                                                                    653
             ----------------------------------------------------------

             HEALTH CARE/HEALTH CARE SERVICES -- 1.9%
         3   Aetna, Inc.                                            157
         1   Anthem, Inc.*                                           39
         5   CIGNA Corp.                                            210
         2   Guidant Corp.                                           67
             ----------------------------------------------------------
                                                                    473
             ----------------------------------------------------------

             HOTELS/OTHER LODGING -- 0.0%^
         0^^ Marriott International, Inc., Class A                    4

             INDUSTRIAL COMPONENTS -- 0.1%
         0^^ SPX Corp.*                                              18

             INSURANCE -- 5.1%
         3   AMBAC Financial Group, Inc.                            192
         2   American International Group, Inc.                      88
         6   AON Corp.                                              142
         2   Hartford Financial Services Group, Inc.                111
         0^^ Jefferson-Pilot Corp.                                    4
         1   John Hancock Financial Services, Inc.                   25
         4   MBIA, Inc.                                             171
         1   Protective Life Corp.                                   29
         1   SAFECO Corp.                                            18
         7   The Allstate Corp.                                     252

SEE NOTES TO FINANCIAL STATEMENTS.

SHARES       ISSUER                                               VALUE
-----------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             INSURANCE -- CONTINUED
         2   Torchmark Corp.                                 $       67
        10   Travelers Property Casualty Corp., Class A             156
         0^^ Travelers Property Casualty Corp., Class B               3
         3   UnumProvident Corp.                                     34
             ----------------------------------------------------------
                                                                  1,292
             ----------------------------------------------------------

             INTERNET SERVICES/SOFTWARE -- 0.0%^
         0^^ eBay, Inc.*                                             10

             MACHINERY & ENGINEERING EQUIPMENT -- 0.5%
         1   Deere & Co.                                             59
         1   Ingersoll-Rand Co., LTD (Bermuda), Class A              67
             ----------------------------------------------------------
                                                                    126
             ----------------------------------------------------------

             MANUFACTURING -- 1.2%
         2   Cooper Industries LTD, Class A                          66
         1   Eaton Corp.                                             55
         6   Honeywell International, Inc.                          161
         0^^ ITT Industries, Inc.                                    26
             ----------------------------------------------------------
                                                                    308
             ----------------------------------------------------------

             METALS/MINING -- 0.8%
         8   Alcoa, Inc.                                            209

             MULTI-MEDIA -- 5.9%
        22   AOL Time Warner, Inc.*                                 356
         8   Comcast Corp., Special Class A*                        234
         2   Fox Entertainment Group, Inc., Class A*                 49
         1   Gannett Co., Inc.                                       61
         0^^ Knight Ridder, Inc.                                     21
        11   Liberty Media Corp., Class A*                          128
         1   The E.W. Scripps Co., Class A                           62
         7   The Walt Disney Co.                                    134
         2   Tribune Co.                                            106
         8   Viacom, Inc., Class B*                                 363
             ----------------------------------------------------------
                                                                  1,514
             ----------------------------------------------------------

             OFFICE/BUSINESS EQUIPMENT -- 0.1%
         1   Pitney Bowes, Inc.                                      23

             OIL & GAS -- 10.1%
         5   Anadarko Petroleum Corp.                        $      236
         6   ChevronTexaco Corp.                                    412
         7   ConocoPhillips                                         395
         1   Cooper Cameron Corp.*                                   60
         4   Devon Energy Corp.                                     230
         0^^ Diamond Offshore Drilling, Inc. (l)                      8
         0^^ ENSCO International, Inc.                                3
        31   Exxon Mobil Corp.                                    1,102
         3   Rowan Companies, Inc.*                                  65
         1   Transocean, Inc.*                                       13
         2   Valero Energy Corp.                                     58
             ----------------------------------------------------------
                                                                  2,582
             ----------------------------------------------------------

             PACKAGING -- 0.0%^
         1   Smurfit-Stone Container Corp.*                          10

             PAPER/FOREST PRODUCTS -- 0.9%
         2   Bowater, Inc.                                           78
         2   Georgia-Pacific Corp.                                   42
         1   Temple-Inland, Inc.                                     39
         1   Weyerhaeuser Co.                                        59
             ----------------------------------------------------------
                                                                    218
             ----------------------------------------------------------

             PHARMACEUTICALS -- 3.0%
         8   Bristol-Myers Squibb Co.                               220
         0^^ Eli Lilly & Co.                                         21
         1   Forest Laboratories, Inc.*                              55
         5   Merck & Co., Inc.                                      315
         5   Schering-Plough Corp.                                   87
         1   Watson Pharmaceuticals, Inc.*                           24
         1   Wyeth                                                   32
             ----------------------------------------------------------
                                                                    754
             ----------------------------------------------------------

             PIPELINES -- 0.3%
         9   Dynegy, Inc., Class A*                                  37
         4   El Paso Corp.                                           35
             ----------------------------------------------------------
                                                                     72
             ----------------------------------------------------------

             PRINTING & PUBLISHING -- 0.0%^
         0^^ The McGraw-Hill Companies, Inc.                          6

                                              SEE NOTES TO FINANCIAL STATEMENTS.

SHARES       ISSUER                                               VALUE
-----------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             REAL ESTATE INVESTMENT TRUST -- 2.4%
         1   Archstone-Smith Trust                           $       19
         1   Arden Realty, Inc.                                      23
         1   Camden Property Trust                                   17
         1   CarrAmerica Realty Corp.                                31
         0^^ Chelsea Property Group, Inc.                            16
         1   Developers Diversified Realty Corp.                     28
         2   Duke Realty Corp.                                       50
         7   Equity Office Properties Trust                         181
         1   Equity Residential                                      29
         1   General Growth Properties, Inc.                         69
         1   Highwoods Properties, Inc.                              13
         2   ProLogis                                                66
         1   The Rouse Co.                                           50
         1   United Dominion Realty Trust, Inc.                      24
             ----------------------------------------------------------
                                                                    616
             ----------------------------------------------------------

             RESTAURANTS/FOOD SERVICES -- 0.9%
         4   McDonald's Corp.                                        97
         1   Wendy's International, Inc.                             17
         4   Yum! Brands, Inc.*                                     128
             ----------------------------------------------------------
                                                                    242
             ----------------------------------------------------------

             RETAILING -- 1.8%
         3   Abercrombie & Fitch Co., Class A*                       82
         7   CVS Corp.                                              194
         1   Family Dollar Stores                                    19
         1   Federated Department Stores, Inc.                       26
         3   Home Depot, Inc.                                        83
         1   Kohl's Corp.*                                           51
         1   Kroger Co.*                                             15
             ----------------------------------------------------------
                                                                    470
             ----------------------------------------------------------

             SEMI-CONDUCTORS -- 0.5%
         5   Altera Corp.*                                           74
         1   QLogic Corp.*                                           43
         1   Xilinx, Inc.*                                           15
             ----------------------------------------------------------
                                                                    132
             ----------------------------------------------------------

             SHIPPING/TRANSPORTATION -- 1.2%
         2   Burlington Northern Santa Fe Corp.                      68
         1   CSX Corp.                                               39
         1   FedEx Corp.                                     $       68
         2   Norfolk Southern Corp.                                  42
         1   Union Pacific Corp.                                     82
             ----------------------------------------------------------
                                                                    299
             ----------------------------------------------------------

             STEEL -- 0.1%
         2   United States Steel Corp.                               38

             TELECOMMUNICATIONS -- 6.9%
        12   AT&T Wireless Services, Inc.*                           94
         9   BellSouth Corp.                                        226
         3   General Motors -- Hughes Electronics
             Corp., Class H*                                         35
         3   Qwest Communications International, Inc.*               12
        19   SBC Communications, Inc.                               480
         6   Sprint Corp. -- FON Group                               82
         2   Sprint Corp. -- PCS Group* (l)                           9
         1   Tellabs, Inc.*                                           7
        21   Verizon Communications, Inc.                           821
             ----------------------------------------------------------
                                                                  1,766
             ----------------------------------------------------------

             TELECOMMUNICATIONS EQUIPMENT -- 0.5%
        21   Lucent Technologies, Inc.* (l)                          43
         6   Motorola, Inc.                                          55
         1   QUALCOMM, Inc.                                          18
             ----------------------------------------------------------
                                                                    116
             ----------------------------------------------------------

             TOYS & GAMES -- 0.3%
         1   Hasbro, Inc.                                            23
         4   Mattel, Inc.                                            66
             ----------------------------------------------------------
                                                                     89
             ----------------------------------------------------------

             UTILITIES -- 6.3%
         1   Ameren Corp.                                            49
         4   American Electric Power Co., Inc.                      131
         2   Constellation Energy Group, Inc.                        72
         3   Dominion Resources, Inc.                               185
         3   DTE Energy Co.                                         116
         7   Edison International*                                  115
         1   Entergy Corp.                                           69
         5   FirstEnergy Corp.                                      185

SEE NOTES TO FINANCIAL STATEMENTS.

SHARES       ISSUER                                               VALUE
-----------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             UTILITIES -- CONTINUED
         2   NiSource, Inc.                                  $       42
         1   Pepco Holdings, Inc.                                    21
         8   PG&E Corp.*                                            163
         3   Pinnacle West Capital Corp.                             94
         2   PPL Corp.                                               65
         1   Progress Energy, Inc.                                   48
         3   Public Service Enterprise Group, Inc.                  106
         1   SCANA Corp.                                             24
         0^^ TXU Corp.                                                2
         9   Xcel Energy, Inc.                                      129
             ----------------------------------------------------------
                                                                  1,616
             ----------------------------------------------------------

             WHOLESALING -- 0.2%
         1   W.W. Grainger, Inc.                                     42
             ----------------------------------------------------------
             Total Common Stocks                                 25,456
             (Cost $23,154)
             ----------------------------------------------------------

SHORT-TERM INVESTMENT -- 0.3%

             MONEY MARKET FUND -- 0.3%
        82   JPMorgan Prime Money Market Fund (a)            $       82
             (Cost $82)
             ----------------------------------------------------------
             Total Investments -- 100.0%                     $   25,538
             (Cost $23,236)
             ----------------------------------------------------------

SHARES       COLLATERAL INVESTMENTS                               VALUE
-----------------------------------------------------------------------
             MONEY MARKET FUNDS (c)
       172   Merrill Lynch Premier Institution
             Money Market Fund                               $      172
       173   Reserve Primary Money Market Fund                      173
             ----------------------------------------------------------
                                                             $      345
             ----------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN EQUITY GROWTH FUND

PORTFOLIO OF INVESTMENTS             AS OF JUNE 30, 2003             (Unaudited)
(Amounts in thousands)

SHARES       ISSUER                                               VALUE
-----------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 99.6%

             COMMON STOCKS -- 99.6%

             BANKING -- 1.5%
        18   Fifth Third Bancorp                             $    1,032

             BIOTECHNOLOGY -- 5.5%
        33   Amgen, Inc.*                                         2,205
         3   Genentech, Inc.*                                       209
        13   Gilead Sciences, Inc.*                                 717
        10   IDEC Pharmaceuticals Corp.*                            337
         7   MedImmune, Inc.*                                       266
             ----------------------------------------------------------
                                                                  3,734
             ----------------------------------------------------------

             BUSINESS SERVICES -- 1.9%
        32   First Data Corp.                                     1,326

             COMPUTER NETWORKS -- 3.3%
       134   Cisco Systems, Inc.*                                 2,244

             COMPUTER SOFTWARE -- 8.8%
        10   Affiliated Computer Services, Inc., Class A*           457
       179   Microsoft Corp.                                      4,595
        78   Oracle Corp.*                                          942
             ----------------------------------------------------------
                                                                  5,994
             ----------------------------------------------------------

             COMPUTERS/COMPUTER HARDWARE -- 5.4%
        50   Dell Computer Corp.*                                 1,598
        25   International Business Machines Corp.                2,063
             ----------------------------------------------------------
                                                                  3,661
             ----------------------------------------------------------

             CONSUMER PRODUCTS -- 5.3%
         6   Alberto-Culver Co., Class B                            296
        25   Colgate-Palmolive Co.                                1,449
        21   Procter & Gamble Co.                                 1,887
             ----------------------------------------------------------
                                                                  3,632
             ----------------------------------------------------------

             CONSUMER SERVICES -- 0.5%
         8   Weight Watchers International, Inc.*                   346

             DIVERSIFIED -- 5.8%
       137   General Electric Co.                                 3,926

             ELECTRONICS/ELECTRICAL EQUIPMENT -- 1.0%
        14   Emerson Electric Co.                                   705

             FINANCIAL SERVICES -- 8.5%
        39   American Express Co.                            $    1,610
        23   Citigroup, Inc.                                        980
        23   Fannie Mae                                           1,551
        15   Goldman Sachs Group, Inc.                            1,256
         6   Legg Mason, Inc.                                       409
             ----------------------------------------------------------
                                                                  5,806
             ----------------------------------------------------------

             FOOD/BEVERAGE PRODUCTS -- 5.7%
        19   PepsiCo, Inc.                                          843
        50   The Coca-Cola Co.                                    2,321
        14   Unilever NV, N.Y. Registered Shares                    756
             (The Netherlands)
             ----------------------------------------------------------
                                                                  3,920
             ----------------------------------------------------------

             HEALTH CARE/HEALTH CARE SERVICES -- 3.3%
         9   Cardinal Health, Inc.                                  579
        34   Medtronic, Inc.                                      1,650
             ----------------------------------------------------------
                                                                  2,229
             ----------------------------------------------------------

             INSURANCE -- 2.6%
        17   AMBAC Financial Group, Inc.                          1,140
        12   American International Group, Inc.                     640
             ----------------------------------------------------------
                                                                  1,780
             ----------------------------------------------------------

             INTERNET SERVICES/SOFTWARE -- 1.4%
        19   InterActiveCorp*                                       764
         4   Symantec Corp.*                                        184
             ----------------------------------------------------------
                                                                    948
             ----------------------------------------------------------

             MULTI-MEDIA -- 3.1%
        21   Comcast Corp., Special Class A*                        619
        24   The Walt Disney Co.                                    478
        24   Viacom, Inc., Class B*                               1,052
             ----------------------------------------------------------
                                                                  2,149
             ----------------------------------------------------------

             OIL & GAS -- 2.3%
        13   Anadarko Petroleum Corp.                               596
        10   Baker Hughes, Inc.                                     342
        17   Exxon Mobil Corp.                                      625
             ----------------------------------------------------------
                                                                  1,563
             ----------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

SHARES       ISSUER                                               VALUE
-----------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             PHARMACEUTICALS -- 17.8%
        40   Abbott Laboratories                             $    1,729
        12   Eli Lilly & Co.                                        838
         6   Forest Laboratories, Inc.*                             318
        51   Johnson & Johnson                                    2,621
        19   Merck & Co., Inc.                                    1,150
       115   Pfizer, Inc.                                         3,934
        14   Teva Pharmaceutical Industries LTD
             (Israel), ADR                                          786
        15   Wyeth                                                  683
             ----------------------------------------------------------
                                                                 12,059
             ----------------------------------------------------------

             RESTAURANTS/FOOD SERVICES -- 2.0%
        46   Yum! Brands, Inc.*                                   1,366

             RETAILING -- 6.4%
        17   Bed Bath & Beyond, Inc.*                               656
         6   Kohl's Corp.*                                          324
        64   Wal-Mart Stores, Inc.                                3,419
             ----------------------------------------------------------
                                                                  4,399
             ----------------------------------------------------------

             SEMI-CONDUCTORS -- 5.9%
        11   Altera Corp.*                                          175
       145   Intel Corp.                                          3,016
        26   Linear Technology Corp.                                831
             ----------------------------------------------------------
                                                                  4,022
             ----------------------------------------------------------

             TELECOMMUNICATIONS EQUIPMENT -- 1.6%
        46   Nokia OYJ (Finland), ADR                               760
        10   QUALCOMM, Inc.                                         358
             ----------------------------------------------------------
                                                                  1,118
             ----------------------------------------------------------
             Total Common Stocks                                 67,959
             (Cost $74,397)
             ----------------------------------------------------------

SHORT-TERM INVESTMENT -- 0.4%

             MONEY MARKET FUND -- 0.4%
       275   JPMorgan Prime Money Market Fund (a)            $      275
             (Cost $275)
             ----------------------------------------------------------
             Total Investments -- 100.0%                     $   68,234
             (Cost $74,672)
             ----------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN EQUITY INCOME FUND

PORTFOLIO OF INVESTMENTS             AS OF JUNE 30, 2003             (Unaudited)
(Amounts in thousands)

SHARES       ISSUER                                               VALUE
-----------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 99.1%

             COMMON STOCKS -- 99.1%

             AGRICULTURAL PRODUCTION/SERVICES -- 1.6%
        22   Monsanto Co.                                    $      483
        15   UST, Inc.                                              529
             ----------------------------------------------------------
                                                                  1,012
             ----------------------------------------------------------

             APPAREL -- 1.4%
        26   VF Corp.                                               887

             APPLIANCES & HOUSEHOLD DURABLES -- 0.5%
         6   Whirlpool Corp. (l)                                    350

             AUTOMOTIVE -- 1.1%
        22   Genuine Parts Co.                                      688

             BANKING -- 15.8%
        24   Bank of America Corp.                                1,889
        17   BB&T Corp.                                             593
        29   Compass Bancshares, Inc.                             1,013
        16   New York Community Bancorp, Inc.                       477
        20   North Fork Bancorporation, Inc.                        674
         4   PNC Financial Services Group, Inc.                     195
        38   SouthTrust Corp.                                     1,020
        21   SunTrust Banks, Inc.                                 1,240
        23   TCF Financial Corp.                                    896
        40   The Bank of New York Co., Inc.                       1,136
        50   U.S. Bancorp                                         1,223
             ----------------------------------------------------------
                                                                 10,356
             ----------------------------------------------------------

             BUSINESS SERVICES -- 1.5%
        21   Deluxe Corp.                                           945

             CHEMICALS -- 0.8%
        11   PPG Industries, Inc.                                   543

             COMPUTERS/COMPUTER HARDWARE -- 1.2%
        36   Hewlett-Packard Co.                                    757

             CONSTRUCTION MATERIALS -- 0.8%
        14   Vulcan Materials Co.                                   515

             CONSUMER PRODUCTS -- 2.8%
        27   Altria Group, Inc.                              $    1,227
        12   Fortune Brands, Inc.                                   611
             ----------------------------------------------------------
                                                                  1,838
             ----------------------------------------------------------

             DIVERSIFIED -- 1.2%
        28   General Electric Co.                                   792

             ELECTRONICS/ELECTRICAL EQUIPMENT -- 0.7%
         9   Emerson Electric Co.                                   439

             FINANCIAL SERVICES -- 6.7%
        22   Charter One Financial, Inc.                            670
        47   Citigroup, Inc.                                      2,007
        18   Freddie Mac                                            914
        18   Washington Mutual, Inc.                                756
             ----------------------------------------------------------
                                                                  4,347
             ----------------------------------------------------------

             FOOD/BEVERAGE PRODUCTS -- 2.6%
        25   Kellogg Co.                                            866
        15   Kraft Foods, Inc., Class A                             488
        18   Sara Lee Corp.                                         339
             ----------------------------------------------------------
                                                                  1,693
             ----------------------------------------------------------

             INSURANCE -- 6.7%
        18   Chubb Corp.                                          1,062
        17   Hartford Financial Services Group, Inc.                861
        15   IPC Holdings LTD (Bermuda)                             496
        14   Marsh & McLennan Companies, Inc.                       710
        15   SAFECO Corp.                                           540
        19   The Allstate Corp.                                     663
             ----------------------------------------------------------
                                                                  4,332
             ----------------------------------------------------------

             MANUFACTURING -- 2.1%
        10   Cooper Industries LTD, Class A                         425
         4   Eaton Corp.                                            314
        23   Honeywell International, Inc.                          613
             ----------------------------------------------------------
                                                                  1,352
             ----------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

SHARES       ISSUER                                               VALUE
-----------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             OIL & GAS -- 11.9%
        28   ChevronTexaco Corp.                             $    2,023
        30   ConocoPhillips                                       1,633
        91   Exxon Mobil Corp.                                    3,261
        25   Questar Corp.                                          837
             ----------------------------------------------------------
                                                                  7,754
             ----------------------------------------------------------

             PAPER/FOREST PRODUCTS -- 1.4%
        20   Plum Creek Timber Co., Inc.                            517
        11   Rayonier, Inc.                                         371
             ----------------------------------------------------------
                                                                    888
             ----------------------------------------------------------

             PHARMACEUTICALS -- 3.2%
         5   Eli Lilly & Co.                                        352
        14   Merck & Co., Inc.                                      859
        13   Schering-Plough Corp.                                  243
        14   Wyeth                                                  638
             ----------------------------------------------------------
                                                                  2,092
             ----------------------------------------------------------

             REAL ESTATE -- 1.2%
        17   Brascan Corp. (Canada), Class A                        425
        18   Brookfield Properties Corp. (Canada)                   380
             ----------------------------------------------------------
                                                                    805
             ----------------------------------------------------------

             REAL ESTATE INVESTMENT TRUST -- 10.6%
         6   AMB Property Corp.                                     161
        16   Boston Properties, Inc.                                714
        19   Chelsea Property Group, Inc.                           777
        14   Cousins Properties, Inc.                               391
         9   iStar Financial, Inc.                                  329
        13   Kimco Realty Corp.                                     504
        16   Manufactured Home Communities, Inc.                    548
        40   ProLogis                                             1,102
        11   PS Business Parks, Inc.                                378
        19   Public Storage, Inc.                                   647
        18   Regency Centers Corp.                                  633
        22   Shurgard Storage Centers, Inc., Class A                711
             ----------------------------------------------------------
                                                                  6,895
             ----------------------------------------------------------

             RETAILING -- 0.9%
        27   The May Department Stores Co.                          597

             TELECOMMUNICATIONS -- 9.2%
        34   Alltel Corp.                                    $    1,649
        42   BellSouth Corp.                                      1,116
        55   SBC Communications, Inc.                             1,403
        46   Verizon Communications, Inc.                         1,799
             ----------------------------------------------------------
                                                                  5,967
             ----------------------------------------------------------

             UTILITIES -- 13.2%
        27   AGL Resources, Inc.                                    687
         8   Consolidated Edison, Inc.                              329
        16   Dominion Resources, Inc.                             1,034
        37   DPL, Inc.                                              595
        11   DTE Energy Co.                                         433
        26   Energy East Corp.                                      534
        11   Entergy Corp.                                          570
        15   FirstEnergy Corp.                                      561
        27   KeySpan Corp.                                          960
        17   Pepco Holdings, Inc.                                   326
        20   Pinnacle West Capital Corp.                            760
        13   PPL Corp.                                              559
        17   SCANA Corp.                                            576
        12   Sempra Energy                                          337
        14   Wisconsin Energy Corp.                                 412
             ----------------------------------------------------------
                                                                  8,673
             ----------------------------------------------------------
             Total Common Stocks                                 64,517
             (Cost $60,592)
             ----------------------------------------------------------

SHORT-TERM INVESTMENT -- 0.9%

             MONEY MARKET FUND -- 0.9%
       576   JPMorgan Prime Money Market Fund (a)                   576
             (Cost $576)
             ----------------------------------------------------------
             Total Investments -- 100.0%                     $   65,093
             (Cost $61,168)
             ----------------------------------------------------------

SHARES       COLLATERAL INVESTMENTS                               VALUE
-----------------------------------------------------------------------
             MONEY MARKET FUNDS (c)
             ----------------------------------------------------------
150          Merrill Lynch Premier Institution Money
             Market Fund                                     $      150
205          Reserve Primary Money Market Fund                      205
             ----------------------------------------------------------
                                                             $      355
             ----------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN U.S. EQUITY FUND

PORTFOLIO OF INVESTMENTS             AS OF JUNE 30, 2003             (Unaudited)
(Amounts in thousands)

SHARES       ISSUER                                               VALUE
-----------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 98.3%

             COMMON STOCKS -- 98.3%

             AEROSPACE -- 1.6%
        46   Lockheed Martin Corp.                           $    2,202
        67   Raytheon Co.                                         2,186
        33   United Technologies Corp.                            2,330
             ----------------------------------------------------------
                                                                  6,718
             ----------------------------------------------------------

             APPAREL -- 1.4%
        79   Jones Apparel Group, Inc.*                           2,306
        66   Nike, Inc., Class B                                  3,504
             ----------------------------------------------------------
                                                                  5,810
             ----------------------------------------------------------

             AUTOMOTIVE -- 0.9%
        59   General Motors Corp.                                 2,115
        21   Johnson Controls, Inc.                               1,840
             ----------------------------------------------------------
                                                                  3,955
             ----------------------------------------------------------

             BANKING -- 3.1%
        80   Mellon Financial Corp.                               2,228
        61   North Fork Bancorporation, Inc.                      2,078
        35   SunTrust Banks, Inc.                                 2,050
       285   U.S. Bancorp                                         6,988
             ----------------------------------------------------------
                                                                 13,344
             ----------------------------------------------------------

             BIOTECHNOLOGY -- 2.0%
        79   Amgen, Inc.*                                         5,216
        10   Genentech, Inc.* (l)                                   733
        10   Gilead Sciences, Inc.* (l)                             569
        55   Human Genome Sciences, Inc.*                           696
        31   MedImmune, Inc.*                                     1,128
             ----------------------------------------------------------
                                                                  8,342
             ----------------------------------------------------------

             BUSINESS SERVICES -- 1.8%
       185   Accenture LTD (Bermuda), Class A* (l)                3,350
       106   First Data Corp.                                     4,401
             ----------------------------------------------------------
                                                                  7,751
             ----------------------------------------------------------

             CHEMICALS -- 1.2%
        65   Eastman Chemical Co.                                 2,062
        53   Praxair, Inc.                                        3,185
             ----------------------------------------------------------
                                                                  5,247
             ----------------------------------------------------------

             COMPUTER NETWORKS -- 1.6%
       337   Cisco Systems, Inc.*                                 5,631
        82   Juniper Networks, Inc.*                              1,010
             ----------------------------------------------------------
                                                                  6,641
             ----------------------------------------------------------

             COMPUTER SOFTWARE -- 3.5%
       508   Microsoft Corp.                                  $  13,018
        73   SAP AG (Germany), ADR* (l)                           2,142
             ----------------------------------------------------------
                                                                 15,160
             ----------------------------------------------------------

             COMPUTERS/COMPUTER HARDWARE -- 4.1%
       185   Dell Computer Corp.*                                 5,912
        62   International Business Machines Corp.                5,132
       240   Seagate Technology (Cayman Islands)*                 4,244
       520   Sun Microsystems, Inc.*                              2,391
             ----------------------------------------------------------
                                                                 17,679
             ----------------------------------------------------------

             CONSUMER PRODUCTS -- 4.9%
       149   Altria Group, Inc.                                   6,789
       109   Procter & Gamble Co.                                 9,763
       133   The Gillette Co.                                     4,239
             ----------------------------------------------------------
                                                                 20,791
             ----------------------------------------------------------

             DIVERSIFIED -- 4.8%
       440   General Electric Co.                                12,632
       404   Tyco International LTD (Bermuda)                     7,674
             ----------------------------------------------------------
                                                                 20,306
             ----------------------------------------------------------

             ENTERTAINMENT/LEISURE -- 0.7%
        90   Carnival Corp.                                       2,913

             ENVIRONMENTAL SERVICES -- 0.5%
        90   Waste Management, Inc.                               2,160

             FINANCIAL SERVICES -- 11.9%
       132   Capital One Financial Corp. (l)                      6,505
       104   CIT Group, Inc.                                      2,558
       402   Citigroup, Inc.                                     17,209
        79   Countrywide Financial Corp.                          5,497
       363   E*TRADE Group, Inc.*                                 3,081
       164   Freddie Mac                                          8,319
        50   Goldman Sachs Group, Inc.                            4,229
        68   Morgan Stanley                                       2,911
        16   Washington Mutual, Inc.                                677
             ----------------------------------------------------------
                                                                 50,986
             ----------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

SHARES       ISSUER                                               VALUE
-----------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             FOOD/BEVERAGE PRODUCTS -- 2.8%
        51   PepsiCo, Inc.                                    $   2,262
       209   The Coca-Cola Co.                                    9,718
             ----------------------------------------------------------
                                                                 11,980
             ----------------------------------------------------------

             HEALTH CARE/HEALTH CARE SERVICES -- 4.5%
        25   Anthem, Inc.*                                        1,951
        27   Boston Scientific Corp.*                             1,644
       114   CIGNA Corp.                                          5,358
        90   Guidant Corp.                                        3,987
        31   HCA, Inc.                                              996
        57   Medtronic, Inc.                                      2,749
        45   Omnicare, Inc.                                       1,514
        20   St. Jude Medical, Inc.*                              1,144
             ----------------------------------------------------------
                                                                 19,343
             ----------------------------------------------------------

             INSURANCE -- 4.6%
       127   AMBAC Financial Group, Inc.                          8,417
        47   American International Group, Inc.                   2,582
       171   AON Corp.                                            4,115
       295   Travelers Property Casualty Corp., Class A           4,683
             ----------------------------------------------------------
                                                                 19,797
             ----------------------------------------------------------

             INTERNET SERVICES/SOFTWARE -- 0.4%
        15   eBay, Inc.* (l)                                      1,604

             MACHINERY & ENGINEERING EQUIPMENT -- 1.0%
        87   Ingersoll-Rand Co., LTD (Bermuda), Class A           4,122

             MANUFACTURING -- 0.6%
       100   Honeywell International, Inc.                        2,696

             METALS/MINING -- 0.7%
       110   Alcoa, Inc.                                          2,815

             MULTI-MEDIA -- 4.4%
       249   AOL Time Warner, Inc.*                               4,011
        68   Comcast Corp., Class A*                              2,040
        41   Comcast Corp., Special Class A*                      1,168
        26   Fox Entertainment Group, Inc., Class A*                748
        17   The E.W. Scripps Co., Class A                    $   1,482
       213   Viacom, Inc., Class B*                               9,313
             ----------------------------------------------------------
                                                                 18,762
             ----------------------------------------------------------

             OIL & GAS -- 6.2%
        70   Anadarko Petroleum Corp.                             3,096
       104   Baker Hughes, Inc.                                   3,493
        34   ChevronTexaco Corp.                                  2,488
        64   ConocoPhillips                                       3,486
        32   Cooper Cameron Corp.*                                1,597
        53   Devon Energy Corp.                                   2,807
       212   Exxon Mobil Corp.                                    7,617
        94   Rowan Companies, Inc.*                               2,098
             ----------------------------------------------------------
                                                                 26,682
             ----------------------------------------------------------

             PHARMACEUTICALS -- 9.2%
       130   Bristol-Myers Squibb Co.                             3,531
        69   Eli Lilly & Co.                                      4,786
        84   Forest Laboratories, Inc.*                           4,604
        65   Johnson & Johnson                                    3,353
        88   Merck & Co., Inc.                                    5,347
       357   Pfizer, Inc.                                        12,177
       118   Wyeth                                                5,396
             ----------------------------------------------------------
                                                                 39,194
             ----------------------------------------------------------

             RESTAURANTS/FOOD SERVICES -- 1.1%
        84   Darden Restaurants, Inc.                             1,595
        64   McDonald's Corp.                                     1,416
        64   Yum! Brands, Inc.*                                   1,894
             ----------------------------------------------------------
                                                                  4,905
             ----------------------------------------------------------

             RETAILING -- 6.8%
        49   Abercrombie & Fitch Co., Class A*                    1,395
        99   CVS Corp.                                            2,769
        68   Family Dollar Stores                                 2,582
        36   Federated Department Stores, Inc.                    1,330
       236   Home Depot, Inc.                                     7,810
        39   Kohl's Corp.*                                        1,988
        99   Target Corp.                                         3,752
       135   Wal-Mart Stores, Inc.                                7,235
             ----------------------------------------------------------
                                                                 28,861
             ----------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

SHARES       ISSUER                                               VALUE
-----------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             SEMI-CONDUCTORS -- 2.6%
       111   Altera Corp.*                                    $   1,827
        39   Analog Devices, Inc.*                                1,362
       211   Intel Corp.                                          4,393
        35   Intersil Corp., Class A*                               924
        36   Maxim Integrated Products, Inc.                      1,224
        42   Novellus Systems, Inc.*                              1,520
             ----------------------------------------------------------
                                                                 11,250
             ----------------------------------------------------------

             SHIPPING/TRANSPORTATION -- 1.0%
        28   FedEx Corp.                                          1,706
        39   United Parcel Service, Inc., Class B                 2,510
             ----------------------------------------------------------
                                                                  4,216
             ----------------------------------------------------------

             TELECOMMUNICATIONS -- 3.9%
        34   AT&T Corp.                                             664
       165   AT&T Wireless Services, Inc.*                        1,354
       184   SBC Communications, Inc.                             4,714
       369   Sprint Corp. -- PCS Group* (l)                       2,120
       194   Verizon Communications, Inc.                         7,647
             ----------------------------------------------------------
                                                                 16,499
             ----------------------------------------------------------

             TELECOMMUNICATIONS EQUIPMENT -- 1.1%
       276   Lucent Technologies, Inc.* (l)                         559
       121   Nokia OYJ (Finland), ADR                             1,992
        65   QUALCOMM, Inc.                                       2,328
             ----------------------------------------------------------
                                                                  4,879
             ----------------------------------------------------------

             TOYS & GAMES -- 0.5%
       115   Mattel, Inc.                                         2,172

             UTILITIES -- 2.9%
       147   PG&E Corp.*                                      $   3,103
       164   Pinnacle West Capital Corp.                          6,144
       202   Xcel Energy, Inc.                                    3,038
             ----------------------------------------------------------
                                                                 12,285
             ----------------------------------------------------------
             Total Common Stocks                                419,865
             (Cost $360,677)
             ----------------------------------------------------------

PRINCIPAL
AMOUNT
-----------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.7%

             U.S. TREASURY SECURITY -- 0.2%
$    1,030   U.S. Treasury Note, 3.00%, 11/30/03@+                1,039
             (Cost $1,036)

SHARES
-----------------------------------------------------------------------
             MONEY MARKET FUND -- 1.5%
     6,277   JPMorgan Prime Money Market Fund (a)+                6,277
             (Cost $6,277)
             ----------------------------------------------------------
             Total Short-Term Investments                         7,316
             (Cost $7,313)
             ----------------------------------------------------------
             Total Investments -- 100.0%                     $  427,181
             (Cost $367,990)
             ----------------------------------------------------------

SHARES       COLLATERAL INVESTMENTS                               VALUE
-----------------------------------------------------------------------
             MONEY MARKET FUNDS (c)
     5,828   Merrill Lynch Premier Institution
             Money Market Fund                               $    5,828
     5,829   Reserve Primary Money Market Fund                    5,829
             ----------------------------------------------------------
                                                             $   11,657
             ----------------------------------------------------------

FUTURE CONTRACTS
(Amounts in thousands, except number of contracts)

                                                                 NOTIONAL       UNREALIZED
                                                                 VALUE AT    APPRECIATION/
NUMBER OF                                                         6/30/03   (DEPRECIATION)
CONTRACTS    DESCRIPTION                      EXPIRATION DATE       (USD)            (USD)
------------------------------------------------------------------------------------------
             LONG FUTURES OUTSTANDING
28           S&P 500 Index                    September, 2003    $  6,813    $       (174)

Abbreviations:
^   -- Amount rounds to less than 0.1%.
*   -- Non-income producing security.
^^  -- Amount rounds to less than one thousand.
+   -- All or a portion of this security is segregated with the custodian for futures contracts, TBA, when issued, delayed delivery securities or swaps.
@   -- Security is fully or partially segregated with brokers as initial margin for futures contracts.
(a) -- Affiliated. Money market fund registered under the Investment Company Act of 1940, as amended and advised by JPMorgan Fleming Asset Management, Inc.
(c) -- Investment of cash collateral for portfolio securities on loan.
(l) -- Security, or portion of a security, has been delivered to counterparty as part of security lending transaction.
ADR -- American Depositary Receipt.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN FUNDS

STATEMENT OF ASSETS AND LIABILITIES                                  (Unaudited)
(Amounts in thousands, except per share amounts)             AS OF JUNE 30, 2003

                                                DISCIPLINED    DISCIPLINED      EQUITY      EQUITY
                                                     EQUITY   EQUITY VALUE      GROWTH      INCOME   U.S. EQUITY
                                                       FUND           FUND        FUND        FUND          FUND
ASSETS:
Investment securities, at value                 $   968,453   $     25,538   $  68,234   $  65,093   $   427,181
Investments held as collateral for
securities lending program                               --            345          --         355        11,657
Cash                                                    157              5          --          30            66
Receivables:
    Investment securities sold                          276          1,375          --         262         1,446
    Fund shares sold                                  1,337             --^         32           4            65
    Interest and dividends                            1,244             37          60         150           399
    Securities lending (net)                              1             --^         --          --^           --^
    Expense reimbursements                                1              3           6           5            10
----------------------------------------------------------------------------------------------------------------
Total Assets                                        971,469         27,303      68,332      65,899       440,824
----------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payables:
    Distributions                                       185             --          --^        130           139
    Investment securities purchased                     283          1,375          --          --         1,706
    Collateral for securities
    lending program                                      --            345          --         355        11,657
    Fund shares redeemed                                845             --           2          52           435
    Variation margin                                      3             --          --          --            --
Accrued liabilities:
    Investment advisory fees                            229             --          20          16           142
    Administration fees                                  --^            --           6           3            --
    Shareholder servicing fees                           88             --          10          11            55
    Distribution fees                                     1             --           6           7            30
    Custodian fees                                       45             10          18          15            44
    Trustees' fees - deferred
    compensation plan                                     2             --          23          25            47
    Other                                                22             15          37          50            44
----------------------------------------------------------------------------------------------------------------
Total Liabilities                                     1,703          1,745         122         664        14,299
----------------------------------------------------------------------------------------------------------------

^ Amount rounds to less than one thousand.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                DISCIPLINED    DISCIPLINED      EQUITY      EQUITY
                                                     EQUITY   EQUITY VALUE      GROWTH      INCOME   U.S. EQUITY
                                                       FUND           FUND        FUND        FUND          FUND
NET ASSETS:
Paid in capital                                   1,341,008         29,230     135,280      81,621       476,513
Accumulated undistributed
(overdistributed) net investment income                 348              9         (23)          2            75
Accumulated net realized gain (loss)
on investments and futures                         (515,352)        (5,983)    (60,609)    (20,313)     (109,080)
Net unrealized appreciation
(depreciation) of investments and futures           143,762          2,302      (6,438)      3,925        59,017
----------------------------------------------------------------------------------------------------------------
Total Net Assets                                $   969,766   $     25,558   $  68,210   $  65,235   $   426,525
----------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
($0.001 par value; unlimited
number of shares authorized):
    Class A                                             102             --         723         560         5,251
    Class B                                              37             --         350         325         3,205
    Class C                                              --             --          35         115           570
    Institutional                                    61,495          1,785          --          --         7,721
    Select                                            5,578             --       1,577       1,606        32,296
    Ultra                                            15,245             --          --          --            --
Net Asset Value:
    Class A (and redemption price)              $     11.76   $         --   $   25.25   $   25.05   $      8.71
    Class B*                                    $     11.74   $         --   $   24.83   $   25.03   $      8.66
    Class C*                                    $        --   $         --   $   24.81   $   25.01   $      8.66
    Institutional (and redemption price)        $     11.76   $      14.32   $      --   $      --   $      8.70
    Select (and redemption price)               $     11.77   $         --   $   25.62   $   25.04   $      8.70
    Ultra Shares (and redemption
    price)                                      $     11.76   $         --   $      --   $      --   $        --
Class A Maximum Public Offering
Price Per Share (net asset value per
share/94.25%)                                   $     12.48   $         --   $   26.79   $   26.58   $      9.24
----------------------------------------------------------------------------------------------------------------
Cost of investments                             $   824,250   $     23,236   $  74,672   $  61,168   $   367,990
----------------------------------------------------------------------------------------------------------------

* Redemption price may be reduced by contingent deferred sales charge. ^ Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN FUNDS

STATEMENT OF OPERATIONS                                              (Unaudited)
(Amounts in thousands)                    FOR THE SIX MONTHS ENDED JUNE 30, 2003

                                                DISCIPLINED    DISCIPLINED      EQUITY      EQUITY
                                                     EQUITY   EQUITY VALUE      GROWTH      INCOME   U.S. EQUITY
                                                       FUND           FUND        FUND        FUND          FUND
INVESTMENT INCOME:
Interest                                        $        10   $         --   $      --   $      --   $         8
Dividend                                              8,541            392         396       1,194         3,208
Dividend income from affiliated
  investments*                                           68              1           4           4            53
Securities lending (net)                                 13              1          --           1            12
Foreign taxes withheld                                   --             --          (5)         --            --
----------------------------------------------------------------------------------------------------------------
Total investment income                               8,632            394         395       1,199         3,281
----------------------------------------------------------------------------------------------------------------

EXPENSES:
Investment advisory fees                              1,482             57         162         126           755
Administration fees                                     764             24          49          47           283
Shareholder servicing fees                              534             16          81          79           415
Distribution fees                                         4             --          57          57           129
Custodian fees                                          113             24          10          34            60
Printing and postage                                     54              2           7           2            24
Professional fees                                        39             26          22          27            32
Registration expenses                                    62              3          18          20            53
Transfer agent fees                                      50              6         102          91           180
Trustees' fees                                            5             --^         --^         --^            2
Other                                                    22              3          34           6             9
----------------------------------------------------------------------------------------------------------------
Total expenses                                        3,129            161         542         489         1,942
----------------------------------------------------------------------------------------------------------------
Less amounts waived                                     791             85         112          97           306
Less earnings credits                                    --^            --^         --          --^           --^
Less expense reimbursements                              11              3          38          39            47
----------------------------------------------------------------------------------------------------------------
    Net expenses                                      2,327             73         392         353         1,589
----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          6,305            321           3         846         1,692
----------------------------------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                DISCIPLINED    DISCIPLINED      EQUITY      EQUITY
                                                     EQUITY   EQUITY VALUE      GROWTH      INCOME   U.S. EQUITY
                                                       FUND           FUND        FUND        FUND          FUND
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on transactions from:
      Investments                                   (56,577)        (2,812)     (8,541)       (765)      (12,513)
      Futures                                         1,290             (1)         --          --         1,039
Change in net unrealized
appreciation/depreciation of:
      Investments                                   173,741          5,705      15,063       5,554        65,294
      Futures                                          (318)            --          --          --           (10)
----------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
on investments and futures                          118,136          2,892       6,522       4,789        53,810
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
from operations                                 $   124,441   $      3,213   $   6,525   $   5,635   $    55,502
----------------------------------------------------------------------------------------------------------------
*   Includes reimbursements of
    investment advisory, administration
    and shareholder servicing fees :            $         9   $         --^  $       1   $       1   $         7
----------------------------------------------------------------------------------------------------------------

^ Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN FUNDS

STATEMENT OF CHANGES IN NET ASSETS                                   (Unaudited)
(Amounts in thousands)              FOR THE PERIODS INDICATED

                                               DISCIPLINED EQUITY FUND        DISCIPLINED EQUITY VALUE FUND
                                           ---------------------------    ---------------------------------
                                                1/1/03                            1/1/03
                                               THROUGH      YEAR ENDED           THROUGH         YEAR ENDED
                                               6/30/03        12/31/02           6/30/03           12/31/02
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income (loss)               $     6,305    $     12,035    $          321    $           615
Net realized gain (loss) on
investments and futures                        (55,287)       (192,436)           (2,813)            (3,169)
-----------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation
(depreciation) of investments
and futures                                    173,423        (143,492)            5,705             (5,141)
-----------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
    from operations                            124,441        (323,893)            3,213             (7,695)
-----------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                           (5,958)        (12,444)             (313)              (679)
Net realized gain on investment
transactions                                        --              --                --                (94)
-----------------------------------------------------------------------------------------------------------
    Total distributions to shareholders         (5,958)        (12,444)             (313)              (773)
-----------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
Increase (decrease) from capital
share transactions                            (139,949)         31,126           (14,120)            18,012
-----------------------------------------------------------------------------------------------------------
    Total increase (decrease) in net
    assets                                     (21,466)       (305,211)          (11,220)             9,544
-----------------------------------------------------------------------------------------------------------

NET ASSETS:
Beginning of period                            991,232       1,296,443            36,778             27,234
-----------------------------------------------------------------------------------------------------------
End of period                              $   969,766    $    991,232    $       25,558    $        36,778
-----------------------------------------------------------------------------------------------------------
Accumulated undistributed
(overdistributed) net
investment income                          $       348    $          1    $            9    $             1
-----------------------------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                    EQUITY GROWTH FUND                   EQUITY INCOME FUND
                                           ---------------------------    ---------------------------------
                                                1/1/03                            1/1/03
                                               THROUGH      YEAR ENDED           THROUGH         YEAR ENDED
                                               6/30/03        12/31/02           6/30/03           12/31/02
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income (loss)               $         3    $       (132)   $          846    $           920
Net realized gain (loss)
on investments and futures                      (8,541)        (17,649)             (765)           (19,323)
Change in net unrealized appreciation
(depreciation) of investments
and futures                                     15,063         (14,593)            5,554             (2,718)
-----------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
    from operations                              6,525         (32,374)            5,635            (21,121)
-----------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                               --              --              (820)              (984)
Net realized gain on investment
transactions                                        --              --                --             (1,815)
-----------------------------------------------------------------------------------------------------------
    Total distributions to shareholders             --              --              (820)            (2,799)
-----------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
Increase (decrease) from capital share
transactions                                    (5,929)        (35,293)           (6,796)           (22,644)
-----------------------------------------------------------------------------------------------------------
    Total increase (decrease) in
    net assets                                     596         (67,667)           (1,981)           (46,564)
-----------------------------------------------------------------------------------------------------------

NET ASSETS:
Beginning of period                             67,614         135,281            67,216            113,780
-----------------------------------------------------------------------------------------------------------
End of period                              $    68,210    $     67,614    $       65,235    $        67,216
-----------------------------------------------------------------------------------------------------------
Accumulated undistributed
(overdistributed) net
investment income                          $       (23)   $        (26)   $            2    $           (24)
-----------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

                                                  U.S. EQUITY FUND
                                           ------------------------------
                                           1/1/03 THROUGH      YEAR ENDED
                                                  6/30/03        12/31/02
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income                      $        1,692    $      2,223
Net realized gain (loss) on portfolio
and investments                                   (11,474)        (48,552)
Change in net unrealized appreciation
(depreciation) of portfolio
and investments                                    65,284         (85,270)
-------------------------------------------------------------------------
    Increase (decrease) in net assets
    from operations                                55,502        (131,599)
-------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                              (1,630)         (2,461)
Net realized gain on investment
transactions                                           --              --
-------------------------------------------------------------------------
    Total distributions to shareholders            (1,630)         (2,461)
-------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
Increase (decrease) from capital
share transactions                                 27,341         (33,060)
-------------------------------------------------------------------------
    Total increase (decrease) in
    net assets                                     81,213        (167,120)
-------------------------------------------------------------------------

NET ASSETS:
Beginning of period                               345,312         512,432
-------------------------------------------------------------------------
End of period                              $      426,525    $    345,312
-------------------------------------------------------------------------
Accumulated undistributed
(overdistributed) net
investment income                          $           75    $         13
-------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN FUNDS

NOTES TO FINANCIAL STATEMENTS                                        (Unaudited)

1. ORGANIZATION

J.P. Morgan Institutional Funds ("JPMIF"), J.P. Morgan Series Trust ("JPMST"), and J.P. Morgan Mutual Fund Investment Trust ("JPMMFIT") were organized as Massachusetts business trusts. The Trusts are registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as open-end management investment companies. The Trusts were organized on the following dates:

  TRUST    DATE
  JPMIF    November 4, 1992
           ----------------------
  JPMST    August 15, 1996
           ----------------------
JPMMFIT    September 23, 1997

The following are five separate portfolios of the Trusts (collectively, the "Funds"):

                                           FUND    CLASSES OFFERED
       JPMorgan Disciplined Equity Fund ("DEF")  Class A, Class B, Institutional, Select and Ultra
JPMorgan Disciplined Equity Value Fund ("DEVF")  Institutional
            JPMorgan Equity Growth Fund ("EGF")  Class A, Class B, Class C and Select
            JPMorgan Equity Income Fund ("EIF")  Class A, Class B, Class C and Select
             JPMorgan U.S. Equity Fund ("USEF")  Class A, Class B, Class C, Institutional and Select

JPMMFIT was formerly named Mutual Fund Investment Trust. The name change went into effect on May 1, 2003.

DEF and USEF are separate series of JPMIF. DEVF is a separate series of JPMST. EGF and EIF are separate series of JPMMFIT.

Class A shares generally provide for a front-end sales charge while Class B and Class C shares provide for a contingent deferred sales charge. Class B shares automatically convert to Class A shares after eight years. No sales charges are assessed with respect to the Institutional Class, Select Class and the Ultra Class. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different transfer agent, distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

During the six months ended June 30, 2003, DEF Institutional Class relieved securities of the fund (Redemption in-kind) in exchange for the redemption of shares. Cash and securities were transferred at a market value of (in thousands) $167,788, which resulted in no realized gain or loss to the Fund for federal tax purposes.

Beginning July 18, 2003, DEF, Class B will no longer be offered for sale.

2. REORGANIZATIONS

Prior to the open of business on March 24, 2003, DEF acquired all the net assets of JPMorgan SmartIndex(TM) Fund ("SF") and USEF acquired all the net assets of JPMorgan Core Equity Fund ("CEF") and JPMorgan Focus Fund ("FF"). DEF and USEF are hereafter collectively referred to as the "Acquiring Funds". CEF, FF and SF are hereafter collectively referred to as the "Target Funds". These reorganizations were pursuant to Reorganization Plans approved by the Target Funds' shareholders on February 13, 2003. The transactions were structured for tax purposes to qualify as tax-free reorganizations under the Internal Revenue Code. Under each Reorganization Plan, shareholders of the Target Funds received shares in the Acquiring Funds with a value equal to their holdings in the Target Funds on the same date. Shareholders of the Acquiring Funds retained the same amount of shares that they currently owned prior to the Reorganization Plans.

The reorganization of SF into DEF resulted in the creation of a new share class. The DEF-Ultra Class assumed all of the net assets of the SmartIndex(TM) Fund.

                                                      ANNUAL REPORT JUNE 30 2003

The following is a summary of Shares Outstanding, Net Assets, Net Asset Values Per Share and Net Unrealized Appreciation (Depreciation) immediately before and after the reorganization (amounts in thousands, except per share amounts):

JPMORGAN DISCIPLINED EQUITY FUND REORGANIZATION

                                                                                                NET
                                                                        NET ASSET        UNREALIZED
                                           SHARES                           VALUE      APPRECIATION
                                      OUTSTANDING       NET ASSETS      PER SHARE    (DEPRECIATION)
TARGET FUND
JPMorgan SmartIndex(TM) Fund
   Institutional                           17,766       $  186,589      $   10.50        $    4,742
ACQUIRING FUND
JPMorgan Disciplined Equity Fund                                                         $   21,666
   Class A                                    207       $    2,227      $   10.75
   Class B                                     33       $      354      $   10.74
   Institutional Class                     81,334       $  875,880      $   10.77
   Select Class                             5,690       $   61,307      $   10.77
POST REORGANIZATION
JPMorgan Disciplined Equity Fund                                                         $   26,408
   Class A                                    207       $    2,227      $   10.75
   Class B                                     33       $      354      $   10.74
   Institutional Class                     81,334       $  875,880      $   10.77
   Select Class                             5,690       $   61,307      $   10.77
   Ultra Class                             17,321       $  186,589      $   10.77

                                                                                                NET
                                                                        NET ASSET        UNREALIZED
                                           SHARES                           VALUE      APPRECIATION
                                      OUTSTANDING       NET ASSETS      PER SHARE    (DEPRECIATION)
TARGET FUNDS
JPMorgan Focus Fund                                                                      $   (1,015)
   Class A                                    756       $    3,466      $    4.58
   Class B                                  1,012       $    4,512      $    4.46
   Class C                                    229       $    1,021      $    4.46
   Select Class                                 8       $       38      $    4.63
JPMorgan Core Equity Fund                                                                $   (3,567)
   Class A                                    679       $   11,566      $   17.03
   Class B                                    646       $   10,842      $   16.78
   Class C                                    181       $    3,045      $   16.78
   Select Class                             1,805       $   31,030      $   17.19
ACQUIRING FUND
JPMorgan U.S. Equity Fund                                                                $   13,511
   Class A                                  3,657       $   28,544      $    7.81
   Class B                                  1,370       $   10,643      $    7.77
   Class C                                     76       $      594      $    7.77
   Institutional Class                     10,698       $   83,440      $    7.80
   Select Class                            28,662       $  223,532      $    7.80
POST REORGANIZATION
JPMorgan U.S. Equity Fund                                                                $    8,929
   Class A                                  5,582       $   43,576      $    7.81
   Class B                                  3,346       $   25,997      $    7.77
   Class C                                    600       $    4,660      $    7.77
   Institutional Class                     10,698       $   83,440      $    7.80
   Select Class                            32,646       $  254,600      $    7.80

3. SIGNIFICANT ACCOUNTING POLICIES

THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
FUNDS:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. VALUATION OF INVESTMENTS -- Equity securities, purchased options and futures contracts are valued at the last sale price on the exchange on which they are primarily traded. The value of National Market Systems equity securities quotes by the Nasdaq Stock Market, Inc. shall generally be the Nasdaq Official Closing Price. Securities for which sale prices are not available and other over-the-counter securities are valued at the mean between the bid and asked quotations. Fixed income securities, (other than convertible bonds), with a maturity of 61 days or more held by the Funds will be valued each day based on readily available market quotations received from independent or affiliated commercial pricing services. Such pricing services will generally provide bidside quotations. Convertible bonds are valued at the last sale price on the primary exchange on which the bond is principally traded. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. It is reasonably possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market value.

Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Trustees.

B. FUTURES CONTRACTS -- When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the Fund makes (or receives) additional cash payments daily to (or from) the broker. Changes in the value of the contract are recorded as unrealized appreciation (depreciation) until the contract is closed or settled.

Index futures contracts are used to control the asset mix of the portfolios in the most efficient manner. Short index futures contracts are used for hedging purposes, i.e., to reduce the exposure to equities. Long index futures contracts are used to gain exposure to equities, when it is anticipated that this will be more efficient than buying stocks directly.

Use of long futures contracts subjects the Fund to risk of loss in excess of amounts shown on the Statement of Assets and Liabilities up to the notional value of the futures contract. Use of short futures contracts subject the Fund to unlimited risk.

The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

As of June 30, 2003, The Funds had outstanding futures contracts as listed on the Fund's Portfolio of Investments.

C. RESTRICTED AND ILLIQUID SECURITIES -- Each Fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

D. SECURITIES ON LOAN -- For all the Funds, the Board of Trustees has approved the lending of securities, through its custodian JPMorgan Chase Bank ("JPMCB", an affiliate of the Funds) acting as lending agent to certain borrowers. By lending investment securities, the Funds attempt to increase their net investment income through the receipt of interest (after rebates and fees) on collateral received in connection with the loan. The net amount of interest earned, after the rebate and fee, is included in the Statement of Operations as Securities lending (net).

The loans are secured by collateral at least equal, at all times to the value of the securities loaned plus accrued interest. Gain or loss on the value of the securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds also continue to receive interest or dividends on the securities loaned. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

JPMCB invests the cash collateral on behalf of the Funds in accordance with investment guidelines contained in the securities lending agreement. At June 30, 2003, the market value of securities loaned and the amount of collateral received were as follows (amounts in thousands):

                    MARKET VALUE OF        MARKET VALUE OF
                  SECURITIES LOANED    COLLATERAL RECEIVED
FUND
DEF                      $       --             $       --
DEVF                            334                    345
EGF                              --                     --
EIF                             350                    355
USEF                         11,397                 11,657

JPMCB as lending agent receives a fee of 0.06% of the average dollar value of loans of U.S. securities outstanding during a given month and 0.1142% of the average dollar value of loans on non-U.S. securities outstanding during a given month from the Funds as detailed below (amounts in thousands):

FUND
DEF                  $   8
DEVF                    --^
EGF                     --
EIF                     --^
USEF                     6

^ Amount rounds to less than one thousand.

Risks of delay in recovery of securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the securities received. JPMCB will indemnify the Fund from any loss resulting from a borrower's failure to return a loaned security when due.

E. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts. Dividend income is recorded on the ex-dividend date or when the Fund first learns of the dividend.

F. ALLOCATION OF INCOME AND EXPENSES -- Expenses directly attributable to a Fund are charged to that Fund; other expenses of the Trusts are allocated proportionately among each of the Funds within the Trusts in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class are charged directly to such class. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

G. FEDERAL INCOME TAXES -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. In addition, the Funds intend to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

H. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition -- "temporary differences") such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. INVESTMENT ADVISORY FEE -- Pursuant to separate Investment Advisory Agreements, J.P. Morgan Fleming Asset Management (USA) Inc. ("JPMFAM"), and J.P. Morgan Investment Management, Inc. ("JPMIM") (collectively, the "Advisors") act as the investment advisors to the Funds. JPMFAM, a direct wholly owned subsidiary of JPMCB and an indirect wholly owned subsidiary of J.P. Morgan Chase & Co. ("JPMorgan"), is the Advisor for EGF and EIF. JPMIM, a wholly owned subsidiary of JPMorgan, is the Advisor for DEF, DEVF and USEF. The Advisors supervise the investments of each respective Fund and for such services are paid a fee. The fee is accrued daily and paid monthly based on each Fund's respective average daily net assets. The annual fee for each Fund is as follows:

                               INVESTMENT
                         ADVISORY FEE (%)
FUND
DEF                                 0.25%*
DEVF                                0.35%
EGF                                 0.50%
EIF                                 0.40%
USEF                                0.40%

* Effective March 21, 2003, the Investment Advisor fee was changed from 0.35% to 0.25%.

The Advisors waived fees as outlined in Note 4.F.

The Funds may invest in one or more of the affiliated JPMorgan Money Market Funds. The Advisor has agreed to waive and/or reimburse its advisory fee from the Funds in an amount sufficient to offset any doubling up of investment advisory, administration and shareholder servicing fees related to each Fund's investment in an affiliated money market fund.

B. DISTRIBUTION FEE -- Pursuant to a Distribution Agreement, J.P. Morgan Fund Distributors, Inc. ("JPMFD" or "Distributor"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Trusts' exclusive underwriter and promotes and arranges for the sale of each Fund's shares. JPMFD receives no compensation in its capacity as the Funds' underwriter.

The Trustees have adopted Distribution Plans (the "Distribution Plans") for Class A, B, and C Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plans provide that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below (%):

                     CLASS A      CLASS B     CLASS C
FUND
DEF                     0.25         0.75         n/a
DEVF                     n/a          n/a         n/a
EGF                     0.25         0.75        0.75
EIF                     0.25         0.75        0.75
USEF                    0.25         0.75        0.75

In addition, JPMFD receives the contingent deferred sales charge ("CDSC") from redemptions of Class B and C shares.

The Distributor waived fees as outlined in 4.F.

C. SHAREHOLDER SERVICING FEE -- The Trusts have entered into Shareholder Servicing Agreements on behalf of the Funds with JPMCB under which JPMCB provides account administration and personal account maintenance service to the shareholders. JPMCB may obtain the services of one or more Shareholder Servicing Agents. For these services JPMCB or the Shareholder Servicing Agent will receive a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below (%):

                                                   INSTITUTIONAL     SELECT      ULTRA
               CLASS A     CLASS B      CLASS C            CLASS      CLASS      CLASS
FUND
DEF               0.25        0.25          n/a             0.10       0.25       0.05
DEVF               n/a         n/a          n/a             0.10        n/a        n/a
EGF               0.25        0.25         0.25              n/a       0.25        n/a
EIF               0.25        0.25         0.25              n/a       0.25        n/a
USEF              0.25        0.25         0.25             0.10       0.25        n/a

In addition, JPMCB, Charles Schwab & Co. ("Schwab"), and JPMIF and JPMST are parties to separate servicing and operating agreements (the "Schwab Agreements") whereby Schwab makes shares of the Funds available to customers of investment advisors and other financial intermediaries who are Schwab's clients. The Funds are not responsible for payments to Schwab under the Schwab Agreements; however, in the event the servicing agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationships between Schwab, JPMIF, JPMST and JPMCB are terminated, the Funds would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

The Shareholder Servicing Agents waived fees as outlined in Note 4.F.

D. CUSTODIAN AND ACCOUNTING FEES -- JPMCB provides portfolio custody and portfolio accounting services for all the Funds, except for EGF. Compensation for such services is presented in the Statement of Operations as custodian fees. The custodian fees may be reduced by credits earned by each Fund, based on the uninvested cash balances held by the custodian. Such earning credits are presented separately in the Statement of Operations.

E. ADMINISTRATION FEE -- Pursuant to the Administration Agreement, JPMCB (the "Administrator") provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate equal to 0.15% of the first $25 billion of the average daily net assets of all non-money market funds in the JPMorgan Fund Complex and 0.075% of the average daily net assets in excess of $25 billion for all the Funds except.

BISYS Fund Services, L.P. ("BISYS") serves as the Funds' sub-administrator. For its services as sub-administrator, BISYS receives a portion of the fees payable to JPMCB as Administrator.

The Administrator has contractually agreed to reimburse the Funds to the extent that total operating expenses (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed the percentages of their respective average daily net assets as shown in the table below (%):

                                                   INSTITUTIONAL     SELECT      ULTRA
               CLASS A     CLASS B      CLASS C            CLASS      CLASS      CLASS
FUND
DEF               0.95        1.45          n/a             0.45       0.75       0.35
DEVF               n/a         n/a          n/a             0.45        n/a        n/a
EGF               1.25        1.98         1.98              n/a       1.00        n/a
EIF               1.25        1.75         1.75              n/a       0.90        n/a
USEF              1.05        1.75         1.75             0.64       0.79        n/a

The expense limitation percentages in the table above are due to expire as follows:

                                                   INSTITUTIONAL     SELECT      ULTRA
               CLASS A     CLASS B      CLASS C            CLASS      CLASS      CLASS
FUND
DEF            4/30/04     4/30/04          n/a          4/30/05    4/30/05    4/30/05
DEVF               n/a         n/a          n/a          4/30/05        n/a        n/a
EGF            4/30/04     4/30/04      4/30/04              n/a    4/30/04        n/a
EIF            4/30/04     4/30/04      4/30/04              n/a    4/30/04        n/a
USEF           4/30/05     4/30/04      4/30/04          4/30/05    4/30/05        n/a

The Administrator waived fees and reimbursed expenses as outlined in Note 4.F.

F. WAIVERS AND REIMBURSEMENTS -- For the six months ended June 30, 2003, the Funds' vendors waived fees and the Administrator contractually reimbursed expenses for each of the Funds as follows (amounts in thousands):

                                    CONTRACTUAL WAIVERS
               ---------------------------------------------------------------
               INVESTMENT                  SHAREHOLDER                             CONTRACTUAL
                 ADVISORY  ADMINISTRATION    SERVICING  DISTRIBUTION     TOTAL  REIMBURSEMENTS
FUND
DEF               $    --         $   554      $   221       $    --   $   775          $   11
DEVF                   45              24           16            --        85               3
EGF                    49              16           25            22       112              38
EIF                    31              35           13            18        97              39
USEF                   --             179          127            --       306              47
----------------------------------------------------------------------------------------------
Total             $   125         $   808      $   402       $    40   $ 1,375          $  138

                                      VOLUNTARY WAIVERS
               ---------------------------------------------------------------
               INVESTMENT                  SHAREHOLDER
                 ADVISORY  ADMINISTRATION    SERVICING  DISTRIBUTION     TOTAL
FUND
DEF               $    --         $    16      $    --       $    --   $    16

G. OTHER-- Certain officers of the Trust(s) are officers of J.P. Morgan Chase & Co. or of BISYS or their subsidiaries.

During the period, certain Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Advisors.

For the six months ended June 30, 2003, USEF incurred approximately (in thousands) $2 as brokerage commissions with brokers/dealers affiliated with JPMCB.

5. CLASS SPECIFIC EXPENSES

The Funds' class specific expenses for the six months ended June 30, 2003, are as follows (amounts in thousands):

                        SHAREHOLDER
                          SERVICING   DISTRIBUTION   TRANSFER AGENT
DEF
Class A                $          3   $          3     $         12
Class B                           -^             1                2
Institutional                   429             --               17
Select                           78             --               17
Ultra                            24             --                2
                       $        534   $          4     $         50

DEVF
Institutional          $         16   $         --     $          6

EGF
Class A                $         22   $         22     $         65
Class B                          10             31               30
Class C                           1              4                3
Select                           48             --                4
                       $         81   $         57     $        102

EIF
Class A                $         18   $         18     $         49
Class B                          10             29               27
Class C                           3             10                9
Select                           48             --                6
                       $         79   $         57     $         91

USEF
Class A                $         46   $         46     $         74
Class B                          24             72               38
Class C                           4             11                6
Institutional                    38             --               10
Select                          303             --               52
                       $        415   $        129     $        180

^ Amount rounds to less than one thousand.

6. CLASS SPECIFIC DISTRIBUTIONS

The Funds' class specific distributions from net investment income and realized gain on investment transactions for the six months ended June 30, 2003, and the year ended December 31, 2002, are as follows (amounts in thousands):

                     SIX MONTHS ENDED 6/30/03             YEAR ENDED 12/31/02
                ---------------------------------   ----------------------------------
                              NET                                 NET
                INVESTMENT INCOME   REALIZED GAIN   INVESTMENT INCOME    REALIZED GAIN
DEF
Class A                $        5      $       --          $       16       $       --
Class B                        --^             --                   1               --
Institutional               5,020              --              11,734               --
Select                        291              --                 693               --
Ultra                         642              --                  --               --
                ----------------------------------------------------------------------
                       $    5,958      $       --          $   12,444       $       --

DEVF
Institutional          $      313      $       --          $      679       $       94

EIF
Class A                $      166      $       --          $      204       $      427
Class B                        66              --                  66              234
Class C                        24              --                  21               66
Select                        564              --                 693            1,088
                ----------------------------------------------------------------------
                       $      820      $       --          $      984       $    1,815

USEF
Class A                $      109      $       --          $      127       $       --
Class B                         1              --                   2               --
Class C                        --^             --                  --               --
Institutional                 393              --                 655               --
Select                      1,127              --               1,677               --
                ----------------------------------------------------------------------
                       $    1,630      $       --          $    2,461       $       --
                ----------------------------------------------------------------------

^ Amount rounds to less than one thousand.

7. INVESTMENT TRANSACTIONS

For the six months ended June 30, 2003, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

                        PURCHASES             SALES     PURCHASES        SALES
                  (EXCLUDING U.S.   (EXCLUDING U.S.       OF U.S.      OF U.S.
                      GOVERNMENT)       GOVERNMENT)    GOVERNMENT   GOVERNMENT
FUND
DEF                     $ 290,994         $ 631,335     $      --     $     --
DEVF                        9,960            24,022            --           --
EGF                         9,964            15,833            --           --
EIF                         5,127            11,906            --           --
USEF                      156,234           190,189            --           --

8. FEDERAL INCOME TAX MATTERS

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at June 30, 2003, are as follows (amounts in thousands):

                                              GROSS         GROSS    NET UNREALIZED
                        AGGREGATE        UNREALIZED    UNREALIZED      APPRECIATION
                             COST      APPRECIATION  DEPRECIATION    (DEPRECIATION)
FUND
DEF                     $ 824,250         $ 156,227     $ (12,465)        $ 143,762
DEVF                       23,236             2,981          (679)            2,302
EGF                        74,672             3,802       (10,240)           (6,438)
EIF                        61,168             5,911        (1,986)            3,925
USEF                      367,990            75,353       (16,336)           59,017

9. BANK BORROWINGS

Pursuant to a Line of Credit Agreement, dated April 17, 2003, the Funds may borrow money for temporary or emergency purposes. The Funds have entered into the agreement, enabling them to participate with other JPMorgan Funds in a line of credit with JPMCB, as administrative agent, and with a syndicate of banks, which permits borrowings up to $250 million, collectively. Interest is charged to each Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Funds also pay a commitment fee of 0.09% per annum on the average daily amount of the available commitment, which is allocated on a pro-rata basis to the Funds. The commitment fee is included in Other expenses on the Statement of Operations. This agreement will expire on April 15, 2004.

Prior to April 17, 2003, the Funds could borrow money for temporary or emergency purposes. The Funds had entered into an agreement, enabling them to participate with other JPMorgan Funds in an unsecured line of credit with a syndicate of banks, which permitted borrowings up to $400 million, collectively. Interest was charged to the Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%.

The Funds also paid a commitment fee of 0.09% per annum on the average daily amount of the available commitment, which was allocated on a pro-rata basis to the Fund. This agreement expired on April 16, 2003.

The Funds had no borrowings outstanding at June 30, 2003, nor at anytime during the period then ended.

10. CONCENTRATIONS AND INDEMNIFICATIONS

From time to time, the Funds may have a concentration of several shareholders which may be a related party, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

11. SUBSEQUENT EVENT

On or about September 1, 2003 JPMFAM and Robert Fleming, Inc. ("RFI") will merge into J.P. Morgan Investment Management Inc. ("JPMIM"). JPMIM, as the surviving entity, will assume all the rights and obligations of JPMFAM and RFI.

In addition, on or about October 31, 2003, it is expected that JPMIM will change from being a wholly-owned subsidiary of J.P. Morgan Chase & Co. ("Parent") to being an indirectly wholly-owned subsidiary of the Parent, with the intermediary being J.P. Morgan Fleming Asset Management Holdings Inc.

The investment advisory services and personnel providing these services will not change as a result of the mergers.

12. CAPITAL SHARE TRANSACTIONS

                                              DISCIPLINED EQUITY FUND
                                        ------------------------------------
                                        SIX MONTHS ENDED          YEAR ENDED
                                           JUNE 30, 2003   DECEMBER 31, 2002
CLASS A SHARES
AMOUNT
  Shares sold                                 $      242          $      865
  In-kind transfer                                    --                  --
  Shares issued in connection with
  Fund Reorganization (Note 2)                        --                  --
  Shares issued in reinvestment
  of distributions                                     2                   6
  Shares redeemed                                 (1,437)                (19)
----------------------------------------------------------------------------
  Net increase (decrease) in
  Fund shares outstanding                     $   (1,193)         $      852
----------------------------------------------------------------------------
SHARES
  Shares sold                                         21                  68
  In-kind transfer                                    --                  --
  Shares issued in connection with
  Fund Reorganization (Note 2)                        --                  --
  Shares issued in reinvestment
  of distributions                                    --^                  1
  Shares redeemed                                   (125)                 (2)
----------------------------------------------------------------------------
  Net increase (decrease) in
  Fund shares outstanding                           (104)                 67
----------------------------------------------------------------------------
CLASS B SHARES
AMOUNT
  Shares sold                                 $       94          $      473
  In-kind transfer                                    --                  --
  Shares issued in connection with
  Fund Reorganization (Note 2)                        --                  --
  Shares issued in reinvestment
  of distributions                                    --^                  1
  Shares redeemed                                    (31)               (111)
----------------------------------------------------------------------------
  Net increase (decrease) in Fund
  shares outstanding                          $       63          $      363
----------------------------------------------------------------------------
SHARES
  Shares sold                                          9                  36
  In-kind transfer                                    --                  --
  Shares issued in connection with
  Fund Reorganization (Note 2)                        --                  --
  Shares issued in reinvestment
  of distributions                                    --^                 --^
  Shares redeemed                                     (3)                (10)
----------------------------------------------------------------------------
  Net increase (decrease) in
  Fund shares outstanding                              6                  26
----------------------------------------------------------------------------

^ Amount rounds to less than one thousand.

                                               DISCIPLINED EQUITY FUND
                                        ------------------------------------
                                        SIX MONTHS ENDED          YEAR ENDED
                                           JUNE 30, 2003   DECEMBER 31, 2002
INSTITUTIONAL SHARES
AMOUNT
  Shares sold                                 $   40,437          $  257,802
  In-kind transfer                              (167,788)            197,097
  Shares issued in connection with
  Fund Reorganization (Note 2)                        --                  --
  Shares issued in reinvestment
  of distributions                                 4,707              10,768
  Shares redeemed                               (175,252)           (397,621)
----------------------------------------------------------------------------
  Net increase (decrease) in
  Fund shares outstanding                     $ (297,896)         $   68,046
----------------------------------------------------------------------------
SHARES
  Shares sold                                      3,742              20,776
  In-kind transfer                               (14,076)             16,846
  Shares issued in connection with
  Fund Reorganization (Note 2)                        --                  --
  Shares issued in reinvestment
  of distributions                                   426                 954
  Shares redeemed                                (16,178)            (32,930)
----------------------------------------------------------------------------
  Net increase (decrease) in
  Fund shares outstanding                        (26,086)               5,646
----------------------------------------------------------------------------
SELECT SHARES
AMOUNT
  Shares sold                                 $   11,431          $   39,336
  In-kind transfer                                    --                  --
  Shares issued in connection with
  Fund Reorganization (Note 2)                        --                  --
  Shares issued in reinvestment
  of distributions                                   262                 637
  Shares redeemed                                (17,740)            (78,108)
----------------------------------------------------------------------------
  Net increase (decrease) in Fund
  shares outstanding                          $   (6,047)         $  (38,135)
----------------------------------------------------------------------------
SHARES
  Shares sold                                      1,084               3,323
  In-kind transfer                                    --                  --
  Shares issued in connection with
  Fund Reorganization (Note 2)                        --                  --
  Shares issued in reinvestment
  of distributions                                    23                  56
  Shares redeemed                                 (1,663)             (6,524)
----------------------------------------------------------------------------
  Net increase (decrease) in
  Fund shares outstanding                           (556)             (3,145)
----------------------------------------------------------------------------

^ Amount rounds to less than one thousand.

                                            DISCIPLINED EQUITY FUND
                                            -----------------------
                                                   3/24/03**
                                                     THROUGH
                                                     6/30/03
ULTRA SHARES
AMOUNT
     Shares sold                                   $   4,180
     In-kind transfer                                     --
     Shares issued in connection with
     Fund Reorganization (Note 2)                    186,589
     Shares issued in reinvestment
     of distributions                                    641
     Shares redeemed                                 (26,286)
------------------------------------------------------------
     Net increase (decrease) in
     Fund shares outstanding                       $ 165,124
------------------------------------------------------------
SHARES
     Shares sold                                         334
     In-kind transfer                                     --
     Shares issued in connection with
     Fund Reorganization (Note 2)                     17,321
     Shares issued in reinvestment
     of distributions                                     54
     Shares redeemed                                  (2,464)
------------------------------------------------------------
     Net increase (decrease) in
     Fund shares outstanding                          15,245
------------------------------------------------------------

** Commencement of offering of class of shares.

                                            DISCIPLINED EQUITY VALUE FUND
                                        ------------------------------------
                                        SIX MONTHS ENDED          YEAR ENDED
                                           JUNE 30, 2003   DECEMBER 31, 2002
INSTITUTIONAL SHARES
AMOUNT
  Shares sold                                 $        3          $    2,471
  In-kind transfer                                    --              14,783
  Shares issued in reinvestment
  of distributions                                   312                 773
  Shares redeemed                                (14,435)                (15)
----------------------------------------------------------------------------
  Net increase (decrease) in
  Fund shares outstanding                     $  (14,120)         $   18,012
----------------------------------------------------------------------------
SHARES
  Shares sold                                         --^                186
  In-kind transfer                                    --                 900
  Shares issued in reinvestment
  of distributions                                    24                  57
  Shares redeemed                                 (1,070)                 (1)
----------------------------------------------------------------------------
  Net increase (decrease) in
  Fund shares outstanding                         (1,046)              1,142
----------------------------------------------------------------------------

^ Amount rounds to less than one thousand.

                                                     EQUITY GROWTH FUND                        EQUITY INCOME FUND
                                            -------------------------------------     -------------------------------------
                                            SIX MONTHS ENDED           YEAR ENDED     SIX MONTHS ENDED           YEAR ENDED
                                               JUNE 30, 2003    DECEMBER 31, 2002        JUNE 30, 2003    DECEMBER 31, 2002
CLASS A SHARES
AMOUNT
  Shares sold                                   $      3,122         $     13,641         $        613         $      2,132
  Shares issued in reinvestment
  of distributions                                        --                   --                  143                  536
  Shares redeemed                                     (4,543)             (19,524)              (2,787)             (10,468)
---------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in Fund
  shares outstanding                            $     (1,421)        $     (5,883)        $     (2,031)        $     (7,800)
---------------------------------------------------------------------------------------------------------------------------
SHARES
  Shares sold                                            131                  470                   26                   77
  Shares issued in reinvestment
  of distributions                                        --                   --                    6                   21
  Shares redeemed                                       (192)                (677)                (116)                (380)
---------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in Fund
  shares outstanding                                     (61)                (207)                 (84)                (282)
---------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
AMOUNT
  Shares sold                                   $        280         $        887         $        360         $        650
  Shares issued in reinvestment
  of distributions                                        --                   --                   35                  256
  Shares redeemed                                       (824)              (3,529)              (1,096)              (3,804)
---------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in Fund
  shares outstanding                            $       (544)        $     (2,642)        $       (701)        $     (2,898)
---------------------------------------------------------------------------------------------------------------------------
SHARES
  Shares sold                                             12                   32                   14                   25
  Shares issued in reinvestment
  of distributions                                        --                   --                    3                   11
  Shares redeemed                                        (36)                (137)                 (48)                (144)
---------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in Fund
  shares outstanding                                     (24)                (105)                 (31)                (108)
---------------------------------------------------------------------------------------------------------------------------

^ Amount rounds to less than one thousand.

                                                     EQUITY GROWTH FUND                        EQUITY INCOME FUND
                                            -------------------------------------     -------------------------------------
                                            SIX MONTHS ENDED           YEAR ENDED     SIX MONTHS ENDED           YEAR ENDED
                                               JUNE 30, 2003    DECEMBER 31, 2002        JUNE 30, 2003    DECEMBER 31, 2002
CLASS C SHARES
AMOUNT
  Shares sold                                   $         20         $        109         $        379         $        380
  Shares issued in reinvestment
  of distributions                                        --                   --                   12                   75
  Shares redeemed                                       (280)                (794)                (370)                (661)
---------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in Fund
  shares outstanding                            $       (260)        $       (685)        $         21         $       (206)
---------------------------------------------------------------------------------------------------------------------------
SHARES
  Shares sold                                              1                    4                   16                   15
  Shares issued in reinvestment
  of distributions                                        --                   --                    1                    3
  Shares redeemed                                        (12)                 (30)                 (17)                 (26)
---------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in Fund
  shares outstanding                                     (11)                 (26)                  --^                  (8)
---------------------------------------------------------------------------------------------------------------------------
SELECT SHARES
AMOUNT
  Shares sold                                   $      3,111         $      5,297         $        792         $     13,820
  Shares issued in reinvestment
  of distributions                                        --                   --                  422                1,656
  Shares redeemed                                     (6,815)             (31,380)              (5,299)             (27,216)
---------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in Fund
  shares outstanding                            $     (3,704)        $    (26,083)        $     (4,085)        $    (11,740)
---------------------------------------------------------------------------------------------------------------------------
SHARES
  Shares sold                                            127                  191                   34                  537
  Shares issued in reinvestment
  of distributions                                        --                   --                   18                   65
  Shares redeemed                                       (285)              (1,134)                (223)              (1,034)
---------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in Fund
  shares outstanding                                    (158)                (943)                (171)                (432)
---------------------------------------------------------------------------------------------------------------------------

^ Amount rounds to less than one thousand.

                                                           U.S. EQUITY FUND
                                                 -------------------------------------
                                                 SIX MONTHS ENDED           YEAR ENDED
                                                    JUNE 30, 2003    DECEMBER 31, 2002
CLASS A SHARES
AMOUNT
  Shares sold                                        $      2,269         $     14,197
  Shares issued in connection with
  Fund Reorganization (Note 2)                             15,032                   --
  Shares issued in reinvestment
  of distributions                                             77                   89
  Shares redeemed                                          (6,369)             (27,001)
--------------------------------------------------------------------------------------
  Net increase (decrease) in Fund
  shares outstanding                                 $     11,009         $    (12,715)
--------------------------------------------------------------------------------------
SHARES
  Shares sold                                                 284                1,566
  Shares issued in connection with
  Fund Reorganization (Note 2)                              1,925                   --
  Shares issued in reinvestment
  of distributions                                             10                   11
  Shares redeemed                                            (793)              (2,943)
--------------------------------------------------------------------------------------
  Net increase (decrease) in Fund
  shares outstanding                                        1,426               (1,366)
--------------------------------------------------------------------------------------
CLASS B SHARES
AMOUNT
  Shares sold                                        $        346         $        756
  Shares issued in connection with
  Fund Reorganization (Note 2)                             15,354                   --
  Shares issued in reinvestment
  of distributions                                              1                    1
  Shares redeemed                                          (2,148)              (3,790)
--------------------------------------------------------------------------------------
  Net increase (decrease) in Fund
  shares outstanding                                 $     13,553         $     (3,033)
--------------------------------------------------------------------------------------
SHARES
  Shares sold                                                  42                   85
  Shares issued in connection with
  Fund Reorganization (Note 2)                              1,976                   --
  Shares issued in reinvestment
  of distributions                                             --^                  --
  Shares redeemed                                            (272)                (432)
--------------------------------------------------------------------------------------
  Net increase (decrease) in Fund
  shares outstanding                                        1,746                 (347)
--------------------------------------------------------------------------------------

^ Amount rounds to less than one thousand.

                                                           U.S. EQUITY FUND
                                                 -------------------------------------
                                                 SIX MONTHS ENDED           YEAR ENDED
                                                    JUNE 30, 2003    DECEMBER 31, 2002
CLASS C SHARES
AMOUNT
  Shares sold                                        $         78         $         90
  Shares issued in connection with
  Fund Reorganization (Note 2)                              4,066                   --
  Shares issued in reinvestment
  of distributions                                             --^                  --
  Shares redeemed                                            (348)                (452)
--------------------------------------------------------------------------------------
  Net increase (decrease) in Fund
  shares outstanding                                 $      3,796         $       (362)
--------------------------------------------------------------------------------------
SHARES
  Shares sold                                                  10                   11
  Shares issued in connection with
  Fund Reorganization (Note 2)                                524                   --
  Shares issued in reinvestment
  of distributions                                             --^                  --
  Shares redeemed                                             (44)                 (55)
--------------------------------------------------------------------------------------
  Net increase (decrease) in
  Fund shares outstanding                                     490                  (44)
--------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
AMOUNT
  Shares sold                                        $      6,415         $     25,783
  Shares issued in connection with
  Fund Reorganization (Note 2)                                 --                   --
  Shares issued in reinvestment
  of distributions                                            332                  539
  Shares redeemed                                         (29,049)             (11,587)
--------------------------------------------------------------------------------------
  Net increase (decrease) in Fund
  shares outstanding                                 $    (22,302)        $     14,735
--------------------------------------------------------------------------------------
SHARES
  Shares sold                                                 844                2,997
  Shares issued in connection with
  Fund Reorganization (Note 2)                                 --                   --
  Shares issued in reinvestment
  of distributions                                             41                   66
  Shares redeemed                                          (3,566)              (1,332)
--------------------------------------------------------------------------------------
  Net increase (decrease) in
  Fund shares outstanding                                  (2,681)               1,731
--------------------------------------------------------------------------------------

^ Amount rounds to less than one thousand.

                                                           U.S. EQUITY FUND
                                                 -------------------------------------
                                                 SIX MONTHS ENDED           YEAR ENDED
                                                    JUNE 30, 2003    DECEMBER 31, 2002
SELECT SHARES
AMOUNT
  Shares sold                                        $     12,002         $     32,907
  Shares issued in connection with
  Fund Reorganization (Note 2)                             31,068                   --
  Shares issued in reinvestment
  of distributions                                            999                1,535
  Shares redeemed                                         (22,784)             (66,127)
--------------------------------------------------------------------------------------
  Net increase (decrease) in Fund
  shares outstanding                                 $     21,285         $    (31,685)
--------------------------------------------------------------------------------------
SHARES
  Shares sold                                               1,515                3,767
  Shares issued in connection with
  Fund Reorganization (Note 2)                              3,984                   --
  Shares issued in reinvestment
  of distributions                                            122                  188
  Shares redeemed                                          (2,954)              (7,601)
--------------------------------------------------------------------------------------
  Net increase (decrease) in Fund
  shares outstanding                                        2,667               (3,646)
--------------------------------------------------------------------------------------

                      THIS PAGE IS INTENTIONALLY LEFT BLANK

JPMORGAN FUNDS

FINANCIAL HIGHLIGHTS                                                 (Unaudited)

CLASS A SHARES

                                                                   PER SHARE OPERATING PERFORMANCE:
                             ------------------------------------------------------------------------------------------------------
                                                 INCOME FROM INVESTMENT OPERATIONS:                   LESS DISTRIBUTIONS:
                                            ------------------------------------------   ------------------------------------------
                                                              NET GAINS
                                                           OR LOSSES ON
                                NET ASSET            NET     SECURITIES                     DIVIDENDS
                                   VALUE,     INVESTMENT          (BOTH     TOTAL FROM       FROM NET  DISTRIBUTIONS
                                BEGINNING         INCOME   REALIZED AND     INVESTMENT     INVESTMENT   FROM CAPITAL          TOTAL
                                OF PERIOD         (LOSS)    UNREALIZED)     OPERATIONS         INCOME          GAINS  DISTRIBUTIONS
DISCIPLINED EQUITY FUND
1/1/03 Through 6/30/03       $      10.54           0.04@          1.20           1.24           0.02             --           0.02
Year Ended 12/31/02          $      14.17           0.07@         (3.62)         (3.55)          0.08             --           0.08
9/28/01** Through 12/31/01   $      12.85           0.01@          1.39           1.40           0.08             --           0.08

EQUITY GROWTH FUND
1/1/03 Through 6/30/03       $      22.87             --@+         2.38           2.38             --             --             --
Year Ended 12/31/02          $      31.87          (0.06)@        (8.94)         (9.00)            --             --             --
Year Ended 12/31/01          $      43.12          (0.18)@        (8.03)         (8.21)            --           3.04           3.04
Year Ended 12/31/00          $      67.85          (0.42)@       (16.14)        (16.56)            --           8.17           8.17
Year Ended 12/31/99          $      52.30          (0.29)@        16.75          16.46             --           0.91           0.91
8/13/98** Through 12/31/98   $      45.57          (0.02)@         8.53           8.51             --           1.78           1.78

EQUITY INCOME FUND
1/1/03 Through 6/30/03       $      23.25           0.30@          1.78           2.08           0.28             --           0.28
Year Ended 12/31/02          $      30.57           0.25@         (6.71)         (6.46)          0.29           0.57           0.86
Year Ended 12/31/01          $      35.35           0.10@         (4.62)         (4.52)          0.09           0.17           0.26
Year Ended 12/31/00          $      49.83           0.17@         (2.66)         (2.49)          0.18          11.81          11.99
Year Ended 12/31/99          $      46.23           0.20@          5.63           5.83           0.23           2.00           2.23
8/24/98** Through 12/31/98   $      40.49           0.06           5.89           5.95           0.07           0.14           0.21

U.S. EQUITY FUND+
1/1/03 Through 6/30/03       $       7.61           0.03@          1.09           1.12           0.02             --           0.02
Year Ended 12/31/02          $      10.45           0.03          (2.84)         (2.81)          0.03             --           0.03
6/1/01 Through 12/31/01^     $      11.16           0.02@         (0.69)         (0.67)          0.02           0.02           0.04
9/15/00** Through 5/3/01     $      12.86           0.03          (1.72)         (1.69)          0.01             --           0.01

  + Prior to open of business on September 10, 2001, the class underwent a split of shares in connection with the USEF reorganization. Prior periods have been restated to reflect the split.
  ^ The Fund changed its fiscal year end from May 31 to December 31.
 ** Commencement of offering of class of shares.
  @ Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
(a) Not annualized for periods less than one year.
  + Amount less than $.005.
  # Short periods have been annualized.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                            PER SHARE OPERATING PERFORMANCE:                      RATIOS/SUPPLEMENTAL DATA:
                            -------------------------------- -------------------------------------------------------------------
                                                                                      RATIOS TO AVERAGE NET ASSETS: #
                                                                           -----------------------------------------------------
                                                             NET ASSETS,                           NET               EXPENSES
                                 NET ASSET                        END OF                    INVESTMENT       WITHOUT WAIVERS,
                                VALUE, END          TOTAL         PERIOD          NET           INCOME         REIMBURSEMENTS
                                 OF PERIOD   RETURN(1)(a)     (MILLIONS)      EXPENSES          (LOSS)   AND EARNINGS CREDITS
DISCIPLINED EQUITY FUND
1/1/03 Through 6/30/03        $      11.76          11.81%  $          1           0.95%          0.76%                  2.20%
Year Ended 12/31/02           $      10.54         (25.07%) $          2           0.95%          0.60%                  2.23%
9/28/01** Through 12/31/01    $      14.17          10.93%  $          2           0.95%          0.42%                 11.02%!!

EQUITY GROWTH FUND
1/1/03 Through 6/30/03        $      25.25          10.41%  $         18           1.25%         (0.03%)                 2.16%
Year Ended 12/31/02           $      22.87         (28.24%) $         18           1.25%         (0.20%)                 2.26%
Year Ended 12/31/01           $      31.87         (19.06%) $         32           1.24%         (0.50%)                 1.58%
Year Ended 12/31/00           $      43.12         (23.85%) $         24           1.24%         (0.65%)                 1.64%
Year Ended 12/31/99           $      67.85          31.54%  $         15           1.24%         (0.48%)                 2.34%
8/13/98** Through 12/31/98    $      52.30          18.80%  $          1           1.25%         (0.19%)                 5.88%!!

EQUITY INCOME FUND
1/1/03 Through 6/30/03        $      25.05           9.05%  $         14           1.25%          2.56%                  2.03%
Year Ended 12/31/02           $      23.25         (21.34%) $         15           1.25%          0.95%                  1.91%
Year Ended 12/31/01           $      30.57         (12.76%) $         28           1.25%          0.30%                  1.55%
Year Ended 12/31/00           $      35.35          (4.09%) $          5           1.25%          0.34%                  1.94%
Year Ended 12/31/99           $      49.83          12.70%  $          4           1.24%          0.42%                  3.33%!!
8/24/98** Through 12/31/98    $      46.23          14.70%  $          1           1.18%          0.57%                 37.61%!!

U.S. EQUITY FUND+
1/1/03 Through 6/30/03        $       8.71          14.80%  $         46           1.05%          0.70%                  1.53%
Year Ended 12/31/02           $       7.61         (26.89%) $         29           1.05%          0.30%                  1.44%
6/1/01 Through 12/31/01^      $      10.45          (5.96%) $         54           1.05%          0.30%                  1.44%
9/15/00** Through 5/3/01      $      11.16         (13.10%) $          3           1.05%          0.22%                  7.05%!!

                                      RATIOS/SUPPLEMENTAL DATA:
                              ----------------------------------------
                                   RATIOS TO AVERAGE NET ASSETS: #
                              ----------------------------------------
                                    NET INVESTMENT
                                     INCOME (LOSS)
                                  WITHOUT WAIVERS,           PORTFOLIO
                                    REIMBURSEMENTS            TURNOVER
                              AND EARNINGS CREDITS    RATE(a) ~ (g)(e)
DISCIPLINED EQUITY FUND
1/1/03 Through 6/30/03                       (0.49%)                29%
Year Ended 12/31/02                          (0.68%)                74%
9/28/01** Through 12/31/01                   (9.65%)!!              33%

EQUITY GROWTH FUND
1/1/03 Through 6/30/03                       (0.94%)                15%
Year Ended 12/31/02                          (1.21%)                50%
Year Ended 12/31/01                          (0.84%)                98%
Year Ended 12/31/00                          (1.05%)                58%
Year Ended 12/31/99                          (1.58%)                15%
8/13/98** Through 12/31/98                   (4.82%)!!              35%

EQUITY INCOME FUND
1/1/03 Through 6/30/03                        1.78%                  8%
Year Ended 12/31/02                           0.29%                167%
Year Ended 12/31/01                           0.00%                  4%
Year Ended 12/31/00                          (0.35%)                15%
Year Ended 12/31/99                          (1.67%)                16%
8/24/98** Through 12/31/98                  (35.86%)!!               3%

U.S. EQUITY FUND+
1/1/03 Through 6/30/03                        0.22%                 42%
Year Ended 12/31/02                          (0.09%)                83%
6/1/01 Through 12/31/01^                     (0.09%)                48%
9/15/00** Through 5/3/01                     (5.78%)!!              81%

!! Due to the size of net assets and fixed expenses, ratios may appear disproportionate.
~ Prior to September 10, 2001, DEF invested all of its investable assets in The Disciplined Equity Portfolio ("DEP"). The portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of DEP.
(g) Portfolio turnover reflects the rate of the Fund for the period January 1, 1999 to August 11, 1999. From August 11, 1999 to September 9, 2001, all of the Fund's investable assets were invested in The Equity Growth Portfolio, and the portfolio turnover rate is disclosed at the Portfolio level. Effective the opening of business September 10, 2001, the portfolio turnover reflects the rate of the Fund.
(e) Prior to September 10, 2001, USEF invested all of its investable assets in The U.S. Equity Portfolio ("USEP"). The portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of USEP.

SEE NOTES TO FINANCIAL STATEMENTS.

CLASS B SHARES

                                                                   PER SHARE OPERATING PERFORMANCE:
                             ------------------------------------------------------------------------------------------------------
                                                 INCOME FROM INVESTMENT OPERATIONS:                   LESS DISTRIBUTIONS:
                                            ------------------------------------------   ------------------------------------------
                                                              NET GAINS
                                                           OR LOSSES ON
                                NET ASSET            NET     SECURITIES                     DIVIDENDS
                                   VALUE,     INVESTMENT          (BOTH     TOTAL FROM       FROM NET  DISTRIBUTIONS
                                BEGINNING         INCOME   REALIZED AND     INVESTMENT     INVESTMENT   FROM CAPITAL          TOTAL
                                OF PERIOD         (LOSS)    UNREALIZED)     OPERATIONS         INCOME          GAINS  DISTRIBUTIONS
DISCIPLINED EQUITY FUND
1/1/03 Through 6/30/03       $      10.53           0.01@          1.21           1.22           0.01             --          0.01
Year Ended 12/31/02          $      14.18           0.01@         (3.62)         (3.61)          0.04             --          0.04
9/28/01** Through 12/31/01   $      12.85             --@          1.40           1.40           0.07             --          0.07

EQUITY GROWTH FUND
1/1/03 Through 6/30/03       $      22.58          (0.09)@         2.34           2.25             --             --            --
Year Ended 12/31/02          $      31.68          (0.26)@        (8.84)         (9.10)            --             --            --
2/16/01** Through 12/3/01    $      41.84          (0.36)@        (6.76)         (7.12)            --           3.04          3.04

EQUITY INCOME FUND
1/1/03 Through 6/30/03       $      23.21           0.24@          1.78           2.02           0.20             --          0.20
Year Ended 12/31/02          $      30.54           0.12@         (6.70)         (6.58)          0.18           0.57          0.75
2/16/01** Through 12/31/01   $      34.41          (0.06)@        (3.64)         (3.70)            --           0.17          0.17

U.S. EQUITY FUND
1/1/03 Through 6/30/03       $       7.58             --@+         1.08           1.08             --+            --            --+
Year Ended 12/31/02          $      10.43          (0.04)         (2.81)         (2.85)            --             --            --
9/10/01** Through 12/31/01^  $       9.67          (0.01)@         0.79           0.78             --           0.02          0.02

  ^ The Fund changed its fiscal year end from May 31 to December 31.
 ** Commencement of offering of class of shares.
  @ Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
(a) Not annualized for periods less than one year.
  + Amount less than $.005.
  # Short periods have been annualized.
 !! Due to the size of net assets and fixed expenses, ratios may appear disproportionate.
  * Amount rounds to less than one million.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                             PER SHARE OPERATING PERFORMANCE:                     RATIOS/SUPPLEMENTAL DATA:
                             --------------------------------   ----------------------------------------------------------------
                                                                                       RATIOS TO AVERAGE NET ASSETS: #
                                                                               --------------------------------------------------
                                                                 NET ASSETS,                           NET               EXPENSES
                                 NET ASSET                            END OF                    INVESTMENT       WITHOUT WAIVERS,
                                VALUE, END              TOTAL         PERIOD           NET          INCOME         REIMBURSEMENTS
                                 OF PERIOD       RETURN(1)(a)     (MILLIONS)      EXPENSES          (LOSS)   AND EARNINGS CREDITS
DISCIPLINED EQUITY FUND
1/1/03 Through 6/30/03        $      11.74              11.62%  $          1           1.45%          0.25%                  2.69%
Year Ended 12/31/02           $      10.53             (25.45%) $         --*          1.45%          0.14%                  2.67%
9/28/01** Through 12/31/01    $      14.18              10.86%  $         --*          1.45%         (0.12%)                11.52%!!

EQUITY GROWTH FUND
1/1/03 Through 6/30/03        $      24.83               9.96%  $          9           1.98%         (0.76%)                 2.66%
Year Ended 12/31/02           $      22.58             (28.72%) $          9           1.98%         (0.92%)                 2.75%
2/16/01** Through 12/3/01     $      31.68             (17.07%) $         15           1.99%         (1.24%)                 2.10%

EQUITY INCOME FUND
1/1/03 Through 6/30/03        $      25.03               8.78%  $          8           1.75%          2.05%                  2.52%
Year Ended 12/31/02           $      23.21             (21.74%) $          8           1.75%          0.45%                  2.42%
2/16/01** Through 12/31/01    $      30.54             (10.74%) $         14           1.75%         (0.20%)                 2.06%

U.S. EQUITY FUND
1/1/03 Through 6/30/03        $       8.66              14.26%  $         28           1.75%          0.01%                  2.03%
Year Ended 12/31/02           $       7.58             (27.31%) $         11           1.75%         (0.40%)                 1.93%
9/10/01** Through 12/31/01^   $      10.43               8.07%  $         19           1.75%         (0.40%)                 1.85%

                                      RATIOS/SUPPLEMENTAL DATA:
                              ----------------------------------------
                                   RATIOS TO AVERAGE NET ASSETS: #
                              ----------------------------------------
                                    NET INVESTMENT
                                     INCOME (LOSS)
                                  WITHOUT WAIVERS,           PORTFOLIO
                                    REIMBURSEMENTS            TURNOVER
                              AND EARNINGS CREDITS    RATE(a) ~ (g)(e)
DISCIPLINED EQUITY FUND
1/1/03 Through 6/30/03                       (0.99%)           29%
Year Ended 12/31/02                          (1.08%)           74%
9/28/01** Through 12/31/01                  (10.19%)!!         33%

EQUITY GROWTH FUND
1/1/03 Through 6/30/03                       (1.44%)           15%
Year Ended 12/31/02                          (1.69%)           50%
2/16/01** Through 12/3/01                    (1.35%)           98%

EQUITY INCOME FUND
1/1/03 Through 6/30/03                        1.28%             8%
Year Ended 12/31/02                          (0.22%)          167%
2/16/01** Through 12/31/01                   (0.51%)            4%

U.S. EQUITY FUND
1/1/03 Through 6/30/03                       (0.27%)           42%
Year Ended 12/31/02                          (0.58%)           83%
9/10/01** Through 12/31/01^                  (0.50%)           48%

  ~ Prior to September 10, 2001, DEF invested all of its investable assets in The Disciplined Equity Portfolio ("DEP"). The portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of DEP.
(g) Portfolio turnover reflects the rate of the Fund for the period January 1, 1999 to August 11, 1999. From August 11, 1999 to September 9, 2001, all of the Fund's investable assets were invested in The Equity Growth Portfolio, and the portfolio turnover rate is disclosed at the Portfolio level. Effective the opening of business September 10, 2001, the portfolio turnover reflects the rate of the Fund.
(e) Prior to September 10, 2001, USEF invested all of its investable assets in The U.S. Equity Portfolio ("USEP"). The portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of USEP.

SEE NOTES TO FINANCIAL STATEMENTS.

CLASS C SHARES

                                                                   PER SHARE OPERATING PERFORMANCE:
                             ------------------------------------------------------------------------------------------------------
                                                 INCOME FROM INVESTMENT OPERATIONS:                   LESS DISTRIBUTIONS:
                                            ------------------------------------------   ------------------------------------------
                                                              NET GAINS
                                                           OR LOSSES ON
                                NET ASSET            NET     SECURITIES                     DIVIDENDS
                                   VALUE,     INVESTMENT          (BOTH     TOTAL FROM       FROM NET  DISTRIBUTIONS
                                BEGINNING         INCOME   REALIZED AND     INVESTMENT     INVESTMENT   FROM CAPITAL          TOTAL
                                OF PERIOD         (LOSS)    UNREALIZED)     OPERATIONS         INCOME          GAINS  DISTRIBUTIONS
EQUITY GROWTH FUND
1/1/03 Through 6/30/03       $      22.56          (0.09)@         2.34           2.25             --             --            --
Year Ended 12/31/02          $      31.64          (0.28)@        (8.80)         (9.08)            --             --            --
2/16/01** Through 12/31/01   $      41.84          (0.37)@        (6.79)         (7.16)            --           3.04          3.04

EQUITY INCOME FUND
1/1/03 Through 6/30/03       $      23.20           0.24@          1.78           2.02           0.21             --          0.21
Year Ended 12/31/02          $      30.53           0.13@         (6.71)         (6.58)          0.18           0.57          0.75
2/16/01** Through 12/31/01   $      34.41          (0.05)@        (3.66)         (3.71)            --           0.17          0.17

U.S. EQUITY FUND
1/3/03 Through 6/30/03       $       7.58             --@+         1.08           1.08             --+            --            --+
Year Ended 12/31/02          $      10.44          (0.05)         (2.81)         (2.86)            --             --            --
9/10/01** Through 12/31/01^  $       9.67          (0.01)@         0.80           0.79             --           0.02          0.02

  ^ The Fund changed its fiscal year end from May 31 to December 31.
 ** Commencement of offering of class of shares.
  @ Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
(a) Not annualized for periods less than one year.
  # Short periods have been annualized.
(g) Portfolio turnover reflects the rate of the Fund for the period January 1, 1999 to August 11, 1999. From August 11, 1999 to September 9, 2001, all of the Fund's investable assets were invested in The Equity Growth Portfolio, and the portfolio turnover rate is disclosed at the Portfolio level. Effective the opening of business September 10, 2001, the portfolio turnover reflects the rate of the Fund.
(e) Prior to September 10, 2001, USEF invested all of its investable assets in The U.S. Equity Portfolio ("USEP"). The portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of USEP.
  + Amount rounds to less than $0.005.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                             PER SHARE OPERATING PERFORMANCE:                     RATIOS/SUPPLEMENTAL DATA:
                             --------------------------------   ----------------------------------------------------------------
                                                                                         RATIOS TO AVERAGE NET ASSETS: #
                                                                               --------------------------------------------------
                                                                 NET ASSETS,                           NET               EXPENSES
                                NET ASSET                             END OF                    INVESTMENT       WITHOUT WAIVERS,
                               VALUE, END               TOTAL         PERIOD          NET           INCOME         REIMBURSEMENTS
                                OF PERIOD           RETURN(1)     (MILLIONS)      EXPENSES          (LOSS)   AND EARNINGS CREDITS
EQUITY GROWTH FUND
1/1/03 Through 6/30/03       $      24.81                9.97%  $          1           1.98%         (0.76%)                 2.66%
Year Ended 12/31/02          $      22.56              (28.70%) $          1           1.98%         (0.92%)                 2.56%
2/16/01** Through 12/31/01   $      31.64              (17.17%) $          2           1.99%         (1.25%)                 2.10%

EQUITY INCOME FUND
1/1/03 Through 6/30/03       $      25.01                8.77%  $          3           1.75%          2.06%                  2.52%
Year Ended 12/31/02          $      23.20              (21.74%) $          3           1.75%          0.48%                  2.41%
2/16/01** Through 12/31/01   $      30.53              (10.76%) $          4           1.75%         (0.20%)                 2.06%

U.S. EQUITY FUND
1/3/03 Through 6/30/03       $       8.66               14.27%  $          5           1.75%          0.03%                  2.03%
Year Ended 12/31/02          $       7.58              (27.37%) $          1           1.75%         (0.42%)                 1.93%
9/10/01** Through 12/31/01^  $      10.44                8.18%  $          1           1.75%         (0.39%)                 1.85%

                                     RATIOS/SUPPLEMENTAL DATA:
                              ----------------------------------------
                                   RATIOS TO AVERAGE NET ASSETS: #
                              ----------------------------------------
                                    NET INVESTMENT
                                     INCOME (LOSS)
                                  WITHOUT WAIVERS,           PORTFOLIO
                                    REIMBURSEMENTS            TURNOVER
                              AND EARNINGS CREDITS      RATE(a) (g)(e)
EQUITY GROWTH FUND
1/1/03 Through 6/30/03                       (1.44%)                15%
Year Ended 12/31/02                          (1.50%)                50%
2/16/01** Through 12/31/01                   (1.36%)                98%

EQUITY INCOME FUND
1/1/03 Through 6/30/03                        1.29%                  8%
Year Ended 12/31/02                          (0.18%)               167%
2/16/01** Through 12/31/01                   (0.51%)                 4%

U.S. EQUITY FUND
1/3/03 Through 6/30/03                       (0.25%)                42%
Year Ended 12/31/02                          (0.60%)                83%
9/10/01** Through 12/31/01^                  (0.49%)                48%

SEE NOTES TO FINANCIAL STATEMENTS.

INSTITUTIONAL CLASS SHARES

                                                                    PER SHARE OPERATING PERFORMANCE:
                              ------------------------------------------------------------------------------------------------------
                                                  INCOME FROM INVESTMENT OPERATIONS:                   LESS DISTRIBUTIONS:
                                             ------------------------------------------   ------------------------------------------
                                                               NET GAINS
                                                            OR LOSSES ON
                                 NET ASSET            NET     SECURITIES                     DIVIDENDS
                                    VALUE,     INVESTMENT          (BOTH     TOTAL FROM       FROM NET  DISTRIBUTIONS
                                 BEGINNING         INCOME   REALIZED AND     INVESTMENT     INVESTMENT   FROM CAPITAL          TOTAL
                                 OF PERIOD         (LOSS)    UNREALIZED)     OPERATIONS         INCOME          GAINS  DISTRIBUTIONS
DISCIPLINED EQUITY FUND
1/1/03 Through 6/30/03        $      10.55           0.07@          1.21           1.28           0.07             --           0.07
Year Ended 12/31/02           $      14.19           0.13@         (3.63)         (3.50)          0.14             --           0.14
6/1/01 Through 12/31/01^      $      15.65           0.07@         (1.44)         (1.37)          0.09             --           0.09
Year Ended 5/31/01            $      17.54           0.14          (1.89)         (1.75)          0.14             --           0.14
Year Ended 5/31/00            $      17.57           0.17           0.81           0.98           0.18           0.83           1.01
Year Ended 5/31/99            $      14.96           0.17           3.18           3.35           0.15           0.59           0.74
Year Ended 5/31/98            $      11.47           0.12           3.62           3.74           0.12           0.13           0.25

DISCIPLINED EQUITY VALUE FUND
1/1/03 Through 6/30/03        $      12.99           0.13@          1.34           1.47           0.14             --           0.14
Year Ended 12/31/02           $      16.12           0.23          (3.05)         (2.82)          0.27           0.04           0.31
9/28/01* Through 12/31/01     $      15.00           0.06@          1.08           1.14           0.02             --           0.02

U.S. EQUITY FUND
1/1/03 Through 6/30/03        $       7.61           0.04@          1.09           1.13           0.04             --           0.04
Year Ended 12/31/02           $      10.44           0.06          (2.82)         (2.76)          0.07             --           0.07
6/1/01 Through 12/31/01^      $      11.12           0.03@         (0.66)         (0.63)          0.03           0.02           0.05
Year Ended 5/31/01            $      12.79           0.08          (0.96)         (0.88)          0.08           0.71           0.79
Year Ended 5/31/00            $      15.08           0.11           0.26           0.37           0.11           2.55           2.66
Year Ended 5/31/99            $      16.73           0.16           2.39           2.55           0.17           4.03           4.20
Year Ended 5/31/98            $      15.66           0.15           3.81           3.96           0.18           2.71           2.89

 ** Commencement of offering of class of shares.
  * Commencement of operations.
  ^ The Fund changed its fiscal year end from May 31 to December 31.
  @ Calculated based upon average shares outstanding.
(a) Not annualized for periods less than one year.
  # Short periods have been annualized.
  ~ Prior to September 10, 2001, DEF invested all of its investable assets in The Disciplined Equity Portfolio ("DEP"). The portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of DEP.
(e) Prior to September 10, 2001, USEF invested all of its investable assets in The U.S. Equity Portfolio ("USEP"). The portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of USEP.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                             PER SHARE OPERATING PERFORMANCE:                     RATIOS/SUPPLEMENTAL DATA:
                             --------------------------------   -----------------------------------------------------------------
                                                                                        RATIOS TO AVERAGE NET ASSETS: #
                                                                               --------------------------------------------------
                                                                 NET ASSETS,                           NET               EXPENSES
                                 NET ASSET                            END OF                    INVESTMENT       WITHOUT WAIVERS,
                                VALUE, END              TOTAL         PERIOD          NET           INCOME         REIMBURSEMENTS
                                 OF PERIOD          RETURN(a)     (MILLIONS)      EXPENSES          (LOSS)   AND EARNINGS CREDITS
DISCIPLINED EQUITY FUND
1/1/03 Through 6/30/03        $      11.76              12.18%  $        723           0.45%          1.26%                  0.60%
Year Ended 12/31/02           $      10.55             (24.76%) $        924           0.45%          1.09%                  0.65%
6/1/01 Through 12/31/01^      $      14.19              (8.73%) $      1,162           0.45%          0.86%                  0.60%
Year Ended 5/31/01            $      15.65              (9.99%) $      1,210           0.45%          0.85%                  0.55%
Year Ended 5/31/00            $      17.54               5.54%  $      1,476           0.45%          1.04%                  0.55%
Year Ended 5/31/99            $      17.57              23.07%  $      1,008           0.45%          1.14%                  0.60%
Year Ended 5/31/98            $      14.96              32.98%  $        296           0.45%          1.27%                  0.72%

DISCIPLINED EQUITY VALUE FUND
1/1/03 Through 6/30/03        $      14.32              11.38%  $         26           0.45%          1.98%                  1.00%
Year Ended 12/31/02           $      12.99             (17.61%) $         37           0.45%          1.77%                  1.27%
9/28/01* Through 12/31/01     $      16.12               7.61%  $         27           0.44%          1.50%                  0.99%

U.S. EQUITY FUND
1/1/03 Through 6/30/03        $       8.70              14.93%  $         67           0.64%          1.07%                  0.76%
Year Ended 12/31/02           $       7.61             (26.50%) $         79           0.64%          0.74%                  0.77%
6/1/01 Through 12/31/01^      $      10.44              (5.63%) $         90           0.65%          0.55%                  0.70%
Year Ended 5/31/01            $      11.12              (6.99%) $        151           0.62%          0.57%                  0.64%
Year Ended 5/31/00            $      12.79               2.45%  $        241           0.60%          0.76%                  0.63%
Year Ended 5/31/99            $      15.08              18.66%  $        278           0.60%          0.89%                  0.63%
Year Ended 5/31/98            $      16.73              28.53%  $        379           0.60%          0.89%                  0.63%

                                    RATIOS/SUPPLEMENTAL DATA:
                              --------------------------------------
                                  RATIOS TO AVERAGE NET ASSETS: #
                              --------------------------------------
                                    NET INVESTMENT
                                     INCOME (LOSS)
                                  WITHOUT WAIVERS,         PORTFOLIO
                                    REIMBURSEMENTS          TURNOVER
                              AND EARNINGS CREDITS     RATE(a) ~ (e)
DISCIPLINED EQUITY FUND
1/1/03 Through 6/30/03                        1.11%               29%
Year Ended 12/31/02                           0.89%               74%
6/1/01 Through 12/31/01^                      0.71%               33%
Year Ended 5/31/01                            0.75%               72%
Year Ended 5/31/00                            0.94%               56%
Year Ended 5/31/99                            0.99%               51%
Year Ended 5/31/98                            1.00%               61%

DISCIPLINED EQUITY VALUE FUND
1/1/03 Through 6/30/03                        1.43%               30%
Year Ended 12/31/02                           0.95%               65%
9/28/01* Through 12/31/01                     0.95%               22%

U.S. EQUITY FUND
1/1/03 Through 6/30/03                        0.95%               42%
Year Ended 12/31/02                           0.61%               83%
6/1/01 Through 12/31/01^                      0.50%               48%
Year Ended 5/31/01                            0.55%               81%
Year Ended 5/31/00                            0.73%               89%
Year Ended 5/31/99                            0.86%               84%
Year Ended 5/31/98                            0.86%              106%

SEE NOTES TO FINANCIAL STATEMENTS.

SELECT CLASS SHARES

                                                                   PER SHARE OPERATING PERFORMANCE:
                             ------------------------------------------------------------------------------------------------------
                                                 INCOME FROM INVESTMENT OPERATIONS:                   LESS DISTRIBUTIONS:
                                            ------------------------------------------   ------------------------------------------
                                                              NET GAINS
                                                           OR LOSSES ON
                                NET ASSET            NET     SECURITIES                     DIVIDENDS
                                   VALUE,     INVESTMENT          (BOTH     TOTAL FROM       FROM NET  DISTRIBUTIONS
                                BEGINNING         INCOME   REALIZED AND     INVESTMENT     INVESTMENT   FROM CAPITAL          TOTAL
                                OF PERIOD         (LOSS)    UNREALIZED)     OPERATIONS         INCOME          GAINS  DISTRIBUTIONS
DISCIPLINED EQUITY FUND+
1/1/03 Through 6/30/03       $      10.55           0.05@          1.22           1.27           0.05             --           0.05
Year Ended 12/31/02          $      14.19           0.10@         (3.64)         (3.54)          0.10             --           0.10
6/1/01 Through 12/31/01 ^    $      15.70           0.05@         (1.44)         (1.39)          0.12             --           0.12
Year Ended 5/31/01           $      17.85           0.09          (1.94)         (1.85)          0.11           0.19           0.30
Year Ended 5/31/00           $      17.42           0.12           0.78           0.90           0.12           0.35           0.47
Year Ended 5/31/99           $      14.30           0.11           3.14           3.25           0.09           0.04           0.13
12/31/97** Through 5/31/98   $      12.41           0.03           1.88           1.91           0.02             --           0.02

EQUITY GROWTH FUND
1/1/03 Through 6/30/03       $      23.18           0.03@          2.41           2.44             --             --             --
Year Ended 12/31/02          $      32.21           0.02@         (9.05)         (9.03)            --             --             --
Year Ended 12/31/01          $      43.44          (0.10)@        (8.09)         (8.19)            --           3.04           3.04
Year Ended 12/31/00          $      68.09          (0.26)@       (16.22)        (16.48)            --           8.17           8.17
Year Ended 12/31/99          $      52.36          (0.14)@        16.78          16.64             --           0.91           0.91
Year Ended 12/31/98          $      38.36           0.03          15.78          15.81           0.03           1.78           1.81

EQUITY INCOME FUND
1/1/03 Through 6/30/03       $      23.26           0.34@          1.79           2.13           0.35             --           0.35
Year Ended 12/31/02          $      30.57           0.35@         (6.72)         (6.37)          0.37           0.57           0.94
Year Ended 12/31/01          $      35.33           0.22@         (4.62)         (4.40)          0.19           0.17           0.36
Year Ended 12/31/00          $      49.80           0.29@         (2.66)         (2.37)          0.29          11.81          12.10
Year Ended 12/31/99          $      46.14           0.32@          5.65           5.97           0.31           2.00           2.31
Year Ended 12/31/98          $      36.97           0.33           9.32           9.65           0.34           0.14           0.48

U.S. EQUITY FUND+
1/1/03 Through 6/30/03       $       7.61           0.04@          1.09           1.13           0.04             --           0.04
Year Ended 12/31/02          $      10.44           0.05          (2.83)         (2.78)          0.05             --           0.05
6/1/01 Through 12/31/01^     $      11.21           0.03@         (0.68)         (0.65)          0.04           0.08           0.12
Year Ended 5/31/01           $      12.66           0.05          (0.94)         (0.89)          0.05           0.51           0.56
Year Ended 5/31/00           $      14.62           0.09           0.24           0.33           0.09           2.20           2.29
Year Ended 5/31/99           $      14.96           0.10           2.28           2.38           0.11           2.61           2.72
Year Ended 5/31/98           $      14.36           0.10           3.45           3.55           0.13           2.82           2.95

  + Prior to open of business on September 10, 2001, the class underwent a split of shares in connection with the USEF reorganization. Prior periods have been restated to reflect the split.
  ^ The Fund changed its fiscal year end from May 31 to December 31.
 ** Commencement of offering of class of shares.
  @ Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
(a) Not annualized for periods less than one year.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                           PER SHARE OPERATING PERFORMANCE:                      RATIOS/SUPPLEMENTAL DATA:
                           -------------------------------- ----------------------------------------------------------------
                                                                                    RATIOS TO AVERAGE NET ASSETS: #
                                                                          --------------------------------------------------
                                                            NET ASSETS,                           NET               EXPENSES
                                NET ASSET                        END OF                    INVESTMENT       WITHOUT WAIVERS,
                               VALUE, END          TOTAL         PERIOD          NET           INCOME         REIMBURSEMENTS
                                OF PERIOD      RETURN(a)     (MILLIONS)      EXPENSES          (LOSS)   AND EARNINGS CREDITS
DISCIPLINED EQUITY FUND+
1/1/03 Through 6/30/03       $      11.77          12.09%  $         66           0.69%          1.01%                  0.80%
Year Ended 12/31/02          $      10.55         (24.98%) $         65           0.73%          0.77%                  0.84%
6/1/01 Through 12/31/01 ^    $      14.19          (8.88%) $        132           0.72%          0.56%                  0.77%
Year Ended 5/31/01           $      15.70         (10.43%) $        128           0.77%          0.53%                  0.77%
Year Ended 5/31/00           $      17.85           5.19%  $        160           0.75%          0.76%                  0.78%
Year Ended 5/31/99           $      17.42          22.86%  $        121           0.75%          0.89%                  0.86%
12/31/97** Through 5/31/98   $      14.30          15.33%  $         18           0.75%          1.00%                  3.28%

EQUITY GROWTH FUND
1/1/03 Through 6/30/03       $      25.62          10.53%  $         40           1.00%          0.21%                  1.20%
Year Ended 12/31/02          $      23.18         (28.03%) $         40           1.00%          0.06%                  1.15%
Year Ended 12/31/01          $      32.21         (18.86%) $         86           1.00%         (0.28%)                 1.05%
Year Ended 12/31/00          $      43.44         (23.65%) $        179           1.00%         (0.40%)                 1.02%
Year Ended 12/31/99          $      68.09          31.85%  $        320           1.00%         (0.24%)                 1.03%
Year Ended 12/31/98          $      52.36          41.38%  $        179           1.00%          0.05%                  1.09%

EQUITY INCOME FUND
1/1/03 Through 6/30/03       $      25.04           9.25%  $         40           0.90%          2.90%                  1.11%
Year Ended 12/31/02          $      23.26         (21.06%) $         41           0.90%          1.30%                  1.07%
Year Ended 12/31/01          $      30.57         (12.43%) $         68           0.92%          0.69%                  0.98%
Year Ended 12/31/00          $      35.33          (3.85%) $         97           1.00%          0.59%                  1.03%
Year Ended 12/31/99          $      49.80          13.06%  $        170           1.00%          0.66%                  1.09%
Year Ended 12/31/98          $      46.14          26.20%  $        128           1.00%          0.82%                  1.10%

U.S. EQUITY FUND+
1/1/03 Through 6/30/03       $       8.70          14.84%  $        281           0.79%          0.95%                  0.92%
Year Ended 12/31/02          $       7.61         (26.62%) $        225           0.79%          0.57%                  0.92%
6/1/01 Through 12/31/01^     $      10.44          (5.76%) $        348           0.79%          0.44%                  0.85%
Year Ended 5/31/01           $      11.21          (7.10%) $        312           0.79%          0.41%                  0.79%
Year Ended 5/31/00           $      12.66           2.20%  $        387           0.78%          0.59%                  0.78%
Year Ended 5/31/99           $      14.62          18.39%  $        441           0.79%          0.70%                  0.79%
Year Ended 5/31/98           $      14.96          28.35%  $        448           0.78%          0.71%                  0.78%

                                      RATIOS/SUPPLEMENTAL DATA:
                             -----------------------------------------
                                   RATIOS TO AVERAGE NET ASSETS: #
                             -----------------------------------------
                                   NET INVESTMENT
                                    INCOME (LOSS)
                                 WITHOUT WAIVERS,            PORTFOLIO
                                   REIMBURSEMENTS             TURNOVER
                             AND EARNINGS CREDITS     RATE(a) ~ (g)(e)
DISCIPLINED EQUITY FUND+
1/1/03 Through 6/30/03                       0.90%               29%
Year Ended 12/31/02                          0.66%               74%
6/1/01 Through 12/31/01 ^                    0.51%               33%
Year Ended 5/31/01                           0.53%               72%
Year Ended 5/31/00                           0.73%               56%
Year Ended 5/31/99                           0.78%               51%
12/31/97** Through 5/31/98                  (1.53%)              61%

EQUITY GROWTH FUND
1/1/03 Through 6/30/03                       0.01%               15%
Year Ended 12/31/02                         (0.09%)              50%
Year Ended 12/31/01                         (0.33%)              98%
Year Ended 12/31/00                         (0.42%)              58%
Year Ended 12/31/99                         (0.27%)              15%
Year Ended 12/31/98                         (0.04%)              35%

EQUITY INCOME FUND
1/1/03 Through 6/30/03                       2.69%                8%
Year Ended 12/31/02                          1.13%              167%
Year Ended 12/31/01                          0.63%                4%
Year Ended 12/31/00                          0.56%               15%
Year Ended 12/31/99                          0.57%               16%
Year Ended 12/31/98                          0.72%                3%

U.S. EQUITY FUND+
1/1/03 Through 6/30/03                       0.82%               42%
Year Ended 12/31/02                          0.44%               83%
6/1/01 Through 12/31/01^                     0.38%               48%
Year Ended 5/31/01                           0.41%               81%
Year Ended 5/31/00                           0.59%               89%
Year Ended 5/31/99                           0.70%               84%
Year Ended 5/31/98                           0.71%              106%

  # Short periods have been annualized.
  ~ Prior to September 10, 2001, DEF invested all of its investable assets in the Disciplined Equity Portfolio ("DEP"). The portfolio rate disclosed prior to September 10, 2001, is the turnover rate of DEP.
(g) Portfolio turnover reflects the rate of the Fund for the period January 1, 1999 to August 11, 1999. From August 11, 1999 to September 9, 2001, all of the Fund's investable assets were invested in The Equity Growth Portfolio, and the portfolio turnover rate is disclosed at the Portfolio level. Effective the opening of business September 10, 2001, the portfolio turnover reflects the rate of the Fund.
(e) Prior to September 10, 2001, USEF invested all of its investable assets in The U.S. Equity Portfolio ("USEP"). The portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of USEP.

SEE NOTES TO FINANCIAL STATEMENTS.

ULTRA CLASS SHARES

                                                                   PER SHARE OPERATING PERFORMANCE:
                             ------------------------------------------------------------------------------------------------------
                                                 INCOME FROM INVESTMENT OPERATIONS:                   LESS DISTRIBUTIONS:
                                            ------------------------------------------   ------------------------------------------
                                                              NET GAINS
                                                           OR LOSSES ON
                                NET ASSET            NET     SECURITIES                     DIVIDENDS
                                   VALUE,     INVESTMENT          (BOTH     TOTAL FROM       FROM NET  DISTRIBUTIONS
                                BEGINNING         INCOME   REALIZED AND     INVESTMENT     INVESTMENT   FROM CAPITAL          TOTAL
                                OF PERIOD         (LOSS)    UNREALIZED)     OPERATIONS         INCOME          GAINS  DISTRIBUTIONS
DISCIPLINED EQUITY FUND
3/24/03 **Through 6/30/03    $      10.77           0.04@          0.99           1.03           0.04             --           0.04

  # Short periods have been annualized.
  @ Calculated based upon average shares outstanding.
(a) Not annualized for periods less than one year.
  ~ Prior to September 10, 2001, DEF invested all of its investable assets in The Disciplined Equity Portfolio ("DEP"). The portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of DEP.
 ** Commencement of offering of class of shares.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                             PER SHARE OPERATING PERFORMANCE:                     RATIOS/SUPPLEMENTAL DATA:
                             --------------------------------   -----------------------------------------------------------------
                                                                                        RATIOS TO AVERAGE NET ASSETS: #
                                                                               --------------------------------------------------
                                                                 NET ASSETS,                           NET               EXPENSES
                                NET ASSET                             END OF                    INVESTMENT       WITHOUT WAIVERS,
                               VALUE, END               TOTAL         PERIOD          NET           INCOME         REIMBURSEMENTS
                                OF PERIOD           RETURN(a)     (MILLIONS)      EXPENSES          (LOSS)   AND EARNINGS CREDITS
DISCIPLINED EQUITY FUND
3/24/03 **Through 6/30/03    $      11.76                9.59%  $        179           0.35%          1.22%                  0.51%

                                   RATIOS/SUPPLEMENTAL DATA:
                             --------------------------------------
                                 RATIOS TO AVERAGE NET ASSETS: #
                             --------------------------------------
                                   NET INVESTMENT
                                    INCOME (LOSS)         PORTFOLIO
                                 WITHOUT WAIVERS,          TURNOVER
                               AND REIMBURSEMENTS         RATE(a) ~
DISCIPLINED EQUITY FUND
3/24/03 **Through 6/30/03                    1.06%                 29%

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN FUNDS

SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

A Special Meeting of Shareholders was held on February 13, 2003 at 522 Fifth Avenue, New York, New York 10036 for purposes of approving an Agreement and Plan of Reorganization (the "Reorganization Plan") between the following series of J.P. Morgan Institutional Funds and J.P. Morgan Series Trust:

                                                               TARGET FUND
ACQUIRING FUND
JPMorgan Disciplined Equity Fund           JPMorgan SmartIndex(TM) Fund ("SF")

Under the Reorganization Plan, the Target Fund transferred all of its assets and liabilities to the Acquiring Fund in a tax-free reorganization. In exchange, shareholders of the Target Fund received shares of the Acquiring Fund with a value equal to their respective holdings in the Target Fund. A majority of shareholders of approved the Reorganization Plan by the following votes:

                                   FOR              AGAINST              ABSTAIN
SF                         160,748,475           54,874,836           14,092,828

A Special Meeting of Shareholders was held on February 13, 2003 at 522 Fifth Avenue, New York, New York 10036 for purposes of approving an Agreement and Plan of Reorganization (the "Reorganization Plan") between the following series of J.P. Morgan Institutional Funds, J.P. Morgan Mutual Fund Investment Trust, and the J.P. Morgan Mutual Fund Group:

                                                               TARGET FUND
ACQUIRING FUND
JPMorgan U.S. Equity Fund                      JPMorgan Core Equity Fund ("CEF")
                                                      JPMorgan Focus Fund ("FF")

Under the Reorganization Plan, the Target Fund transferred all of its assets and liabilities to the Acquiring Fund in a tax-free reorganization. In exchange, shareholders of the Target Fund received shares of the Acquiring Fund with a value equal to their respective holdings in the Target Fund. A majority of shareholders of approved the Reorganization Plan by the following votes:

                                   FOR              AGAINST              ABSTAIN
CEF                          2,373,137               34,067               48,453
FF                           1,009,198               72,338               73,392

JPMORGAN FAMILY OF FUNDS

U.S. EQUITY FUNDS

CAPITAL GROWTH FUND
DISCIPLINED EQUITY FUND
DISCIPLINED EQUITY VALUE FUND
DIVERSIFIED FUND
DYNAMIC SMALL CAP FUND
EQUITY GROWTH FUND
EQUITY INCOME FUND
GROWTH AND INCOME FUND
MID CAP EQUITY FUND
MID CAP GROWTH FUND
MID CAP VALUE FUND
SMALL CAP EQUITY FUND
SMALL CAP GROWTH FUND
TRUST SMALL CAP EQUITY FUND
U.S. EQUITY FUND
U.S. SMALL COMPANY FUND
U.S. SMALL COMPANY OPPORTUNITIES FUND
VALUE OPPORTUNITIES FUND

INTERNATIONAL EQUITY FUNDS

FLEMING ASIA EQUITY FUND
FLEMING EMERGING MARKETS EQUITY FUND
FLEMING EUROPEAN FUND
FLEMING INTERNATIONAL EQUITY FUND
FLEMING INTERNATIONAL GROWTH FUND
FLEMING INTERNATIONAL OPPORTUNITIES FUND
FLEMING INTERNATIONAL VALUE FUND
FLEMING JAPAN FUND

SPECIALTY FUNDS

GLOBAL 50 FUND
GLOBAL HEALTHCARE FUND
MARKET NEUTRAL FUND

TAX AWARE FUNDS

FLEMING TAX AWARE INTERNATIONAL OPPORTUNITIES FUND
TAX AWARE DISCIPLINED EQUITY FUND
TAX AWARE ENHANCED INCOME FUND
TAX AWARE LARGE CAP GROWTH FUND
TAX AWARE LARGE CAP VALUE FUND
TAX AWARE SHORT-INTERMEDIATE INCOME FUND
TAX AWARE U.S. EQUITY FUND

INCOME FUNDS

BOND FUND
BOND FUND II
ENHANCED INCOME FUND
FLEMING EMERGING MARKETS DEBT FUND
GLOBAL STRATEGIC INCOME FUND
SHORT TERM BOND FUND
SHORT TERM BOND FUND II
STRATEGIC INCOME FUND
U.S. TREASURY INCOME FUND

TAXFREE FUNDS

CALIFORNIA BOND FUND
INTERMEDIATE TAX FREE INCOME FUND
NEW JERSEY TAX FREE INCOME FUND
NEW YORK INTERMEDIATE TAX FREE INCOME FUND
TAX FREE INCOME FUND

MONEY MARKET FUNDS

100% U.S. TREASURY SECURITIES MONEY MARKET FUND
CALIFORNIA TAX FREE MONEY MARKET FUND
FEDERAL MONEY MARKET FUND
LIQUID ASSETS MONEY MARKET FUND
NEW YORK TAX FREE MONEY MARKET FUND
PRIME MONEY MARKET FUND
TAX FREE MONEY MARKET FUND
TREASURY PLUS MONEY MARKET FUND
U.S. GOVERNMENT MONEY MARKET FUND

               FUNDS MAY BE REGISTERED UNDER SEPARATE REGISTRANTS.

                      THIS PAGE IS INTENTIONALLY LEFT BLANK

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

JPMorgan Fleming Asset Management is a premier global wealth manager that has been working with affluent investors for over a hundred years. We have a keen understanding of the unique needs of the affluent investor's financial needs. The legacy of our experience coupled with our GLOBAL INTELLECTUAL CAPITAL is the foundation from which our investment products have been built. Our investment professionals are based in 44 countries across the globe. This local insight provides us with a global view of every investment decision we make which we believe is crucial in light of the ever-increasing rise of globalization in our market place. JPMorgan Fleming Asset Management is dedicated to working as an EXPERIENCED PARTNER with your financial advisor to help provide you with the WEALTH SOLUTIONS your portfolio needs.

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc., which is unaffiliated with The JPMorgan Chase Bank (Chase). Chase and its respective affiliates receive compensation from JPMorgan Funds for providing services to the Funds.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

The financial information in this report has been taken from the books and records of the funds without examination by independent auditors, who express no opinion thereto.

To obtain a prospectus for any of the JPMorgan Funds, call 1-800-348-4782. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

JPMorgan Funds Fulfillment Center                                   PRSRT STD
      393 Manley Street                                           U.S. POSTAGE
West Bridgewater, MA 02379-1039                                        PAID
                                                                   PERMIT 2891
                                                                 KANSAS CITY, MO


(C) J.P. Morgan Chase & Co., 2003 All rights reserved, August 2003.  SAN-LCE-603

ITEM 2. CODE OF ETHICS.

    (a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER JULY 15, 2003.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

    (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                (i) Has at least one audit committee financial expert serving on its audit committee; or

                (ii) Does not have an audit committee financial expert serving on its audit committee.

        (2) If the registrant provides the disclosure required by paragraph
            (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C.80a-2(a)(19)).

        (3) If the registrant provides the disclosure required by paragraph
            (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER JULY 15, 2003.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

    (a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

    (b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

    (c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

    (d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

    (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

        (2) Disclose the percentage of services described in each of paragraphs
(b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

    (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

    (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER DECEMBER 15, 2003.

ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

    A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.


NOT APPLICABLE

                                        3
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ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

    (a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER, FOLLOWING AN EVALUATION WITHIN 90 DAYS PRIOR TO THE FILING DATE OF THIS REPORT OF THE DISCLOSURE CONTROLS AND PROCEDURES AS DEFINED IN RULE 30a-2(c) UNDER THE ACT CONCLUDE AS FOLLOWS:

1. THE DISCLOSURE CONTROLS AND PROCEDURES REFLECT A CUMULATIVE PROCESS INVOLVING THE REGISTRANT'S SERVICE PROVIDERS;

2. THE CUMULATIVE PROCESS SEEKS TO ENSURE THAT THE INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT IN FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIOD SPECIFIED IN THE COMMISSION'S RULES AND FORMS AND THAT THE INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT IN THESE REPORTS IS ACCUMULATED AND COMMUNICATED TO THE REGISTRANT'S MANAGEMENT INCLUDING ITS PRINCIPAL EXECUTIVE AND FINANCIAL OFFICER, AS APPROPRIATE TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND THAT

3. THIS PROCESS IS EFFECTIVE WITH REGARDS TO ITS PURPOSE.

    (b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

THERE WAS NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAS MATERIALLY AFFECTED OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.


ITEM 10. EXHIBITS.

    File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. NOT APPLICABLE.

    (b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2)

CERTIFICATIONS PURSUANT TO SECTION 302 AND 906 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

                                        4
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                                   SIGNATURES

                           [See General Instruction F]

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       J.P. Morgan Institutional Funds
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ David Wezdenko
                         -------------------------------------------------------
                                                  David Wezdenko, Treasurer

Date  August 25, 2003
    ----------------------------------------------------------------------------

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ David Wezdenko
                         -------------------------------------------------------
                                                  David Wezdenko, Treasurer

Date  August 25, 2003
    ----------------------------------------------------------------------------

By (Signature and Title)*  /s/ George C.W. Gatch
                         -------------------------------------------------------
                                                  George C.W. Gatch, President

Date  AUGUST 25, 2003
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.

                                        5